      Filed with the Securities and Exchange Commission on June 27, 2008
                                                     Registration No. 333-08853
                                            Investment Company Act No. 811-5438
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 35
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 169

      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                          (Exact Name of Registrant)

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                              (Name of Depositor)

                ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
             (Address of Depositor's Principal Executive Offices)

                                (203) 926-1888
                        (Depositor's Telephone Number)

                    JOSEPH D. EMANUEL, CHIEF LEGAL OFFICER
                One Corporate Drive, Shelton, Connecticut 06484
              (Name and Address of Agent for Service of Process)

                                   Copy To:

                         C. CHRISTOPHER SPRAGUE, ESQ.
                     VICE PRESIDENT AND CORPORATE COUNSEL
        One Corporate Drive, Shelton, Connecticut 06484 (203) 402-1233

          Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

    [_]immediately upon filing pursuant to paragraph (b) of Rule 485

    [X]on June 30, 2008 pursuant to paragraph (b) of Rule 485

    [_]60 days after filing pursuant to paragraph (a) (i) of Rule 485

    [_]on pursuant to paragraph (a) (i) of Rule 485

    [_]75 days after filing pursuant to paragraph (a) (ii) of Rule 485

    [_]on ______ pursuant to paragraph (a) (ii) of Rule 485

If appropriate, check the following box:

    [_]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     Title of Securities Being Registered:
   Units of interest in Separate Accounts under variable annuity contracts.

================================================================================

CHOICE 2000

                                     Note:

Registrant is filing this Post-Effective Amendment No. 35 to Registration Statement No. 333-08853 for the purpose of including in the Registration Statement two Prospectus Supplements. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment
No. 33 filed with the SEC on April 17, 2008, as supplemented, are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION


 ADVANCED SERIES ADVISOR PLAN III
 ADVANCED SERIES APEX II
 ADVANCED SERIES XTRA CREDIT SIX
 ADVANCED SERIES LIFEVEST II

 ADVANCED SERIES ADVISORS CHOICE(R) 2000
 (marketed by some firms as "Advisors Select 2000")


                        Supplement, dated July 21, 2008
                                       To
                         Prospectus, dated May 1, 2008

 This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.


 This supplement is being issued to describe enhancements that are being made to certain optional living benefits available under each of the above-referenced Annuities. The terms used in this supplement are defined in the Glossary of Terms in the prospectus. With respect to Highest Daily Lifetime Seven, we (a) revise the way that certain withdrawals of the Annual Income Amount are impacted by the Contingent Deferred Sales Charge ("CDSC")
 (b) add an optional death benefit, (the "Highest Daily Lifetime Seven with Beneficiary Income Option") (c) add an optional benefit that increases the Annual Income Amount if the owner qualifies for increased payments, (the "Highest Daily Lifetime Seven with Lifetime Income Accelerator") (d) increase the range of "permitted portfolios" that you may elect if you have chosen the benefit, with some restrictions and (e) modify the asset transfer formula under the benefit, to make clear that the Account Value may include amounts allocated to certain Fixed Rate Options. For Spousal Highest Daily Lifetime Seven, we (a) revise the way that certain withdrawals of the Annual Income Amount are impacted by CDSC (b) add an optional death benefit (the "Spousal Highest Daily Lifetime Seven with Beneficiary Income Option") (c) increase the range of "permitted portfolios" that you may elect if you have chosen the benefit, with some restrictions and (d) modify the asset transfer formula under the benefit, to make clear that the Account Value may include amounts allocated to certain Fixed Rate Options. The Highest Daily Lifetime Seven with Beneficiary Income Option and the Spousal Highest Daily Lifetime Seven with Beneficiary Income Option allow the beneficiary to continue to withdraw the Annual Income Amount until the Protected Withdrawal Value is depleted. Thus, the option may be appropriate for an Annuity Owner who wants to provide an additional death benefit option to his/her beneficiary.

 The Highest Daily Lifetime Seven with Lifetime Income Accelerator provides a benefit under which the Annuity Owner may withdraw double the Annual Income Amount once he/she meets the benefit's eligibility requirements (e.g., being confined to a qualified nursing facility or being unable to perform two daily life activities as defined below). Thus, this benefit may be appropriate for an Annuity Owner who may meet these requirements at a future date.


 Except as otherwise provided here, the description of each optional living benefit set forth in the May 1, 2008 prospectus remains unchanged.

 This supplement also discusses certain changes to the Advanced Series Lifevest II Annuity ("ASL II"). Specifically, we have removed limitations on the amount of the basic Death Benefit paid under ASLII when death occurs on or after the decedent's age 85. We are also adding a restriction that the ASLII Annuity is only available for purchase up to age 85.

 CHANGES TO HIGHEST DAILY LIFETIME SEVEN


 A. Addition of Death Benefit (HD Lifetime Seven with Beneficiary Income Option/SM/)

 For elections of Highest Daily Lifetime Seven on or after July 21, 2008, the Annuity Owner may opt for a death benefit, the value of which is linked to the Annual Income Amount under the benefit. As detailed below, a beneficiary taking the Annuity's death benefit under this feature is paid the Annual Income Amount until the Protected Withdrawal Value is depleted. (Note that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount). If you choose the Highest Daily Lifetime Seven with Beneficiary Income Option, the maximum charge we may impose is 2.00% of Protected Withdrawal Value ("PWV") annually. We currently assess a charge of 0.95% of PWV annually. See the table entitled "Your Optional Benefit Fees and Charges" in the prospectus for a description of all fees and charges related to optional benefits.

 1. To reflect this death benefit option, we add the following to the description of Highest Daily Lifetime Seven, immediately after the sub-section entitled Additional Tax Considerations:

 HD Lifetime Seven with Beneficiary Income Option/SM/

 We offer an optional death benefit feature under this benefit, the amount of which is linked to your Annual Income Amount. We refer to this optional death benefit as the Beneficiary Income Option or ("BIO"). You may choose Highest Daily Lifetime Seven without also selecting the Beneficiary Income Option death benefit. You must elect the Beneficiary Income Option death benefit at the time you elect Highest Daily Lifetime Seven. If you elect Highest Daily Lifetime Seven prior to your state's approval of the Beneficiary Income Option and would like to add this feature later, you must terminate the Highest Daily Lifetime Seven benefit and elect the Highest Daily Lifetime Seven with Beneficiary Income Option. If you elected the Highest Daily Lifetime Seven benefit, you will have a 90 day transition period from the date the Beneficiary Income Option is approved in your state of residence to terminate your Highest Daily Lifetime Seven benefit and elect the Highest Daily Lifetime benefit with Beneficiary Income Option. After the 90 day transition period, you may elect to add the Beneficiary Income Option on any anniversary of the Issue Date in accordance with the eligibility rules and restrictions described in the "Election of and Designations under the Program" section of the prospectus describing the Highest Daily Lifetime Seven benefit. If you terminate your Highest Daily Lifetime Seven benefit to elect the Highest Daily Lifetime Seven with Beneficiary Income Option benefit, you will lose the guarantees that you had accumulated under your Highest Daily Lifetime Seven benefit and will begin new guarantees under the Highest Daily Lifetime Seven with BIO benefit based on the Account Value as of the date the new benefit becomes active.

 If you elect this death benefit, you may not elect any other optional benefit. You may elect the Beneficiary Income Option death benefit so long as the Annuitant is no older than age 75 at the time of election. For purposes of this optional death benefit, we calculate the Annual Income Amount and Protected Withdrawal Value in the same manner that we do under Highest Daily Lifetime Seven itself (except that for XTra Credit SIX, we exclude from the Protected Withdrawal Value the amount of any Credit that was granted within 12 months prior to death). Because the fee for this benefit is based on the Protected Withdrawal Value, the fee for Highest Daily Lifetime Seven with the beneficiary income option may be greater than it would have been based on the Account Value alone.

 Upon a death that triggers payment of a death benefit under the Annuity, we identify the following amounts: (a) the amount of the basic death benefit under the Annuity (b) the Protected Withdrawal Value and (c) the Annual Income Amount. If there were no withdrawals prior to the date of death, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death, and we calculate the Annual Income Amount as if there were a withdrawal on the date of death. If there were withdrawals prior to the date of death, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.

 If there is one beneficiary, he/she must choose to receive either the basic death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of periodic payments of the Annual Income Amount - such payments may be annual or at other intervals that we permit). If there are multiple beneficiaries, each beneficiary is presented with the same choice. Thus, each beneficiary can choose to take his/her portion of either (a) the basic death benefit or (b) the Beneficiary Income Option death benefit. In order to receive the Beneficiary Income Option death benefit, each beneficiary's share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid. We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary's death. Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.

 Here is an example to illustrate how the death benefit may be paid:


   . Assume that (i) the basic death benefit is $50,000, the Protected Withdrawal Value is $100,000, and the Annual Income Amount is $5,000;
       (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.

   . Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year pay out period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value).

       The pro-rated portion of the Annual Income Amount, equal to $3,750 annually (i.e., the first beneficiary's 75% share multiplied by $5000), is then paid each year for the 20 year period. Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary's 75% share of the $100,000 Protected Withdrawal Value).

       The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).

 If you elect to terminate Highest Daily Lifetime Seven with Beneficiary Income Option, both Highest Daily Lifetime Seven and that death benefit option will be terminated. You may not terminate the death benefit option without terminating the entire benefit. If you terminate Highest Daily Lifetime Seven with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the "Election and Designations under the Program" section, above.


 2. We add the following as a new line item within the portion of the fee table entitled "Your Optional Benefit Fees and Charges" to reflect the fee for Highest Daily Lifetime Seven With Beneficiary Income Option:

 Highest Daily Lifetime Seven with Beneficiary Income Option: maximum charge of 2.00% of PWV; current charge of 0.95% of PWV. *



        Total Maximum Charges                   Total Current Charges
-------------------------------------  ---------------------------------------
ASAPIII:  1.25% of Sub-account net     ASAPIII:  1.25% of Sub-account net
            assets + 2.00% of PWV                assets + 0.95% of PWV
APEX II:  1.65% of Sub-account net     APEX II:  1.65% of Sub-account net
            assets + 2.00% of PWV                assets + 0.95% of PWV
ASL II:   1.65% of Sub-account net     ASL II:   1.65% of Sub-account net
            assets + 2.00% of PWV                assets + 0.95% of PWV
XT6:      1.65% of Sub-account net     XT6:      1.65% of Sub-account net
            assets + 2.00% of PWV                assets + 0.95% of PWV

--------

 * Highest Daily Lifetime Seven with Beneficiary Income Option. Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 0.95% of PWV is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.95% of PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.95% of PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts in Annuity Years 1-10 and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years.

B. Addition of Lifetime Income Accelerator Feature (HD Lifetime Seven with Lifetime Income Accelerator/SM/).

 1. The following is added at the end of the section concerning Highest Daily Lifetime Seven.

 HD Lifetime Seven with Lifetime Income Accelerator/SM/. We offer another version of Highest Daily Lifetime Seven that we call Highest Daily Lifetime Seven with Lifetime Income Accelerator ("Highest Daily Lifetime Seven with LIA"). This version is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Highest Daily Lifetime Seven with LIA is offered as an alternative to other lifetime withdrawal options. If you elect this benefit, you may not elect any other optional benefit. The income benefit under Highest Daily Lifetime Seven with LIA currently is based on a single "designated life" who is between the ages of 55 and 75 on the date that the benefit is elected. If you elected the Highest Daily Lifetime Seven benefit prior to your state's approval of LIA, you will have a 90 day transition period from the date the Highest Daily Lifetime Seven with Lifetime Income Accelerator is approved in your state of residence to terminate your Highest Daily Lifetime Seven benefit and elect the Highest Daily Lifetime Seven with LIA benefit. After the 90 day transition period, you may elect to add the Lifetime Income Accelerator option on any anniversary of the Issue Date in accordance with the eligibility rules and restrictions described in the "Election of and Designations under the Program" section of the prospectus describing the Highest Daily Lifetime Seven benefit. If you terminate your Highest Daily Lifetime Seven Benefit to elect the Highest Daily Lifetime Seven with LIA benefit, you will lose the guarantees that you had accumulated under your Highest Daily Lifetime Seven benefit and will begin the new guarantees under the Highest Daily Lifetime Seven benefit with LIA based on the account value as of the date the new benefit becomes active.

 Highest Daily Lifetime Seven with LIA guarantees, until the death of the single designated life, the ability to withdraw an amount equal to double the Annual Income Amount (which we refer to as the "LIA Amount") if you meet the conditions set forth below. If you choose the Highest Daily Lifetime Seven with LIA, the maximum charge is 2.00% of Protected Withdrawal Value ("PWV") annually. We deduct the current charge (0.95% of PWV) at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation
 Day), we deduct 0.2375% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account. Since this fee is based on the protected withdrawal value, the fee for Highest Daily Lifetime Seven with LIA may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described below.


 If this benefit is being elected on an Annuity held as a 403 (b) plan, then in addition to meeting the eligibility requirements listed below for the LIA Amount you must separately qualify for distributions from the 403 (b) plan itself.

 You may choose Highest Daily Lifetime Seven without also electing LIA, however you may not elect LIA without Highest Daily Lifetime Seven. All terms and conditions of Highest Daily Lifetime Seven apply to this version of the benefit, except as described herein. Currently, if you elect Highest Daily Lifetime Seven with LIA and subsequently terminate the benefit, you will be able to re-elect Highest Daily Lifetime Seven with LIA but all conditions of the benefit described below must be met, and you may be subject to a waiting period until you can elect this or another lifetime withdrawal benefit.


 Eligibility Requirements for LIA Amount. Both a waiting period of 36 months, from the benefit effective date, and an elimination period of 120 days, from the date of notification that one or both of the requirements described immediately below have been met, apply before you can become eligible for the LIA Amount. Assuming the 36 month waiting period has been met and we have received the notification referenced in the immediately preceding sentence, the LIA amount would be available for withdrawal on the Valuation Day immediately after the 120/th/ day. The waiting period and the elimination period may run concurrently. In addition to satisfying the waiting and elimination period, either or both of the following requirements ("LIA conditions") must be met. It is not necessary to meet both conditions:


   (1) The designated life is confined to a qualified nursing facility. A qualified nursing facility is a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting.

   (2) The designated life is unable to perform two or more basic abilities of caring for oneself or "activities of daily living." We define these basic abilities as:

   i. Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.

   ii. Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

   iii. Bathing: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

   iv. Toileting: Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

   v. Transferring: Moving into or out of a bed, chair or wheelchair.

   vi. Continence: Maintaining control of bowel or bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform personal hygiene (including caring for catheter or colostomy bag).

 You must notify us when the LIA conditions have been met. If, when we receive such notification, there are more than 120 days remaining until the end of the waiting period described above, you will not be eligible for the LIA Amount. If there are 120 days or less remaining until the end of the waiting period when we receive notification that the LIA conditions are met, we will determine eligibility for the LIA Amount through our then current administrative process, which may include, but is not limited to, documentation verifying the LIA conditions and/or an assessment by a third party of our choice. Such assessment may be in person and we will assume any costs associated with the aforementioned assessment. Once eligibility is determined, the LIA Amount is equal to double the Annual Income Amount as described in this prospectus under the Highest Daily Lifetime Seven Benefit.


 Additionally, we will reassess your eligibility on an annual basis although your LIA benefit for the year that immediately precedes our reassessment will not be affected if it is determined that you are no longer eligible. Your first reassessment may occur in the same year as your initial assessment. If we determine you are no longer eligible to receive the LIA Amount, upon the next Annuity Anniversary the Annual Income Amount would replace the LIA Amount. There is no limit on the number of times you can become eligible for the LIA Amount, however, each time would require the completion of the 120-day elimination period, notification that the designated life meets the LIA conditions, and determination, through our then current administrative process, that you are eligible for the LIA Amount, each as described above.


 LIA amount at the first Withdrawal. If your first withdrawal subsequent to election of Highest Daily Lifetime Seven with LIA occurs while you are eligible for the LIA Amount, the available LIA Amount is equal to double the Annual Income Amount.

 LIA amount after the First Withdrawal. If you become eligible for the LIA Amount after you have taken your first withdrawal, the available LIA amount for the current and subsequent Annuity Years is equal to double the then current Annual Income Amount, however the available LIA amount in the current Annuity Year is reduced by any withdrawals that have been taken in the current Annuity Year. Cumulative withdrawals in an Annuity Year which are less than or equal to the LIA Amount (when eligible for the LIA amount) will not reduce your LIA Amount in subsequent Annuity Years, but any such withdrawals will reduce the LIA Amount on a dollar-for-dollar basis in that Annuity Year.

 Withdrawals In Excess of the LIA amount. If your cumulative withdrawals in an Annuity Year are in excess of the LIA Amount when you are eligible ("Excess Withdrawal"), your LIA Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the excess portion of the withdrawal to the Account Value immediately prior to the Excess Withdrawal. Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount up to and including the LIA Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Excess Withdrawals will reduce the Protected Withdrawal Value by the same ratio as the reduction to the LIA Amount. Any withdrawals that are less than or equal to the LIA amount (when eligible) but in excess of the free withdrawal amount available under this Annuity will not incur a CDSC.

 Withdrawals are not required. However, subsequent to the first withdrawal, the LIA Amount is not increased in subsequent Annuity Years if you decide not to take a withdrawal in an Annuity Year or take withdrawals in an Annuity Year that in total are less than the LIA Amount.

 Purchase Payments. If you are eligible for the LIA Amount as described under "Eligibility Requirements for LIA Amount" and you make an additional Purchase Payment, we will increase your LIA Amount by double the amount we add to your Annual Income Amount.

 Step Ups. If your Annual Income Amount is stepped up, your LIA Amount will be stepped up to equal double the stepped up Annual Income Amount.

 Guarantee Payments. If your Account Value is reduced to zero as a result of cumulative withdrawals that are equal to or less than the LIA Amount, or as a result of the fee that we assess for Highest Daily Lifetime Seven with LIA, and there is still a LIA Amount available, we will make an additional payment for that Annuity Year equal to the remaining LIA Amount. Thus, in that scenario, the remaining LIA Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the LIA Amount as described in this section. We will make payments until the death of the single designated life. Should the designated life no longer qualify for the LIA amount (as described under "Eligibility Requirements for LIA Amount" above), the Annual Income Amount would continue to be available. Subsequent eligibility for the LIA Amount would require the completion of the 120 day elimination period as well as meeting the LIA conditions listed above under "Eligibility Requirements for LIA Amount". To the extent that cumulative withdrawals in the current Annuity Year that reduce your Account Value to zero are more than the LIA Amount (except in the case of required minimum distributions), Highest Daily Lifetime Seven with LIA terminates, and no additional payments are made.

 Annuity Options. In addition to the Highest Daily Lifetime Seven Annuity Options described above, after the 10th benefit anniversary you may also request that we make annuity payments each year equal to the Annual Income Amount. In any year that you are eligible for the LIA Amount, we make annuity payments equal to the LIA Amount. If you would receive a greater payment by applying your Account Value to receive payments for life under your Annuity, we will pay the greater amount. Prior to the 10th benefit anniversary this option is not available.

 We will continue to make payments until the death of the Designated Life. If this option is elected, the Annual Income Amount and LIA Amount will not increase after annuity payments have begun.


 If you elect Highest Daily Lifetime Seven with LIA, and never meet the eligibility requirements you will not receive any additional payments based on the LIA Amount.

 2. We add the following as a new line item within the portion of the fee table entitled "Your Optional Benefit Fees and Charges" to reflect the fee for Highest Daily Lifetime Seven With Optional Lifetime Income Accelerator:

 Highest Daily Lifetime Seven w/Optional Lifetime Income Accelerator: maximum charge of 2.00% of PWV; current charge of 0.95% of PWV. *



         Total Maximum Charges                   Total Current Charges
---------------------------------------  -------------------------------------
ASAPIII:  1.25% of Sub-account net       ASAPIII:  1.25% of Sub-account net
            assets + 2.00% of PWV                  assets + 0.95% of PWV
APEX II:  1.65% of Sub-account net       APEX II:  1.65% of Sub-account net
            assets + 2.00% of PWV                  assets + 0.95% of PWV
ASL II:   1.65% of Sub-account net       ASL II:   1.65% of Sub-account net
            assets + 2.00% of PWV                  assets + 0.95% of PWV
XT6:      1.65% of Sub-account net       XT6:      1.65% of Sub-account net
            assets + 2.00% of PWV                  assets + 0.95% of PWV

--------

 * Highest Daily Lifetime Seven With Lifetime Income Accelerator. Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 0.95% of PWV is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.95% of PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.95% of PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts in Annuity Years 1-10 and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years.

 C. Revision to the way that certain withdrawals of the Annual Income Amount are impacted by CDSC

 We add the following as the last sentence of the first paragraph under the sub-section entitled "Key Feature - Annual Income Amount under the Highest Daily Lifetime Seven Benefit" to make clear that no withdrawal of the Annual Income Amount (provided such withdrawal does not constitute Excess Income) will be subject to a CDSC:

 Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.

 D. Revised Asset Transfer Formula for Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven

 For elections of Highest Daily Lifetime Seven on or after July 21, 2008, the asset transfer formula differs from that set forth in the May 1, 2008 prospectus. The revised formula reflects the fact that Account Value may include amounts allocated to certain Fixed Rate Options. Currently, no Fixed Rate Options are available for use with Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven.

 Here is the revised formula (the Table of "a" factors remains the same):

 Terms and Definitions referenced in the calculation formula:

   . Cu - the upper target is established on the effective date of the Highest Daily Lifetime Seven benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

   . Ct - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

   . Cl - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

   .   L - the target value as of the current business day.

   .   r - the target ratio.

   . a - factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee.

   .   V\\v\\ - the total value of all Permitted Sub-accounts in the Annuity.


   .   V\\F\\ the total value of all elected Fixed Rate Options in the Annuity.


   .   B - the total value of the AST Investment Grade Bond Portfolio
       Sub-account.

   . P - Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation. After the first withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional purchase payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, (2) any highest quarterly value increased for additional purchase payments including the amount of any associated Credits, and adjusted for withdrawals, and (3) the Account Value.


   . T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account.


   . * Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.

 Target Value Calculation:

 On each business day, a target value (L) is calculated, according to the following formula. If the Account Value (V\\V\\ + V\\F\\) is equal to zero, no calculation is necessary.

 L = 0.05 * P * a

 Transfer Calculation:

 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

 Target Ratio r = (L - B) / (V\\V\\ + V\\F\\).

   . If r (greater than) Cu, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.

   . If r (less than) Cl, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

 T = {Min (V\\V\\ + V\\F\\), [L - B -        Money is transferred from the
 (V\\V\\ + V\\F\\) * Ct] / (1-Ct))}          elected Sub-accounts and Fixed
                                             Rate Options to the Transfer
                                             Account

 T = {Min (B,-[L - B -(V\\V\\ + V\\F\\)*     Money is transferred from the
 C\\t\\] / (1-C\\t\\))}                      Transfer Account to the elected
                                             Sub-accounts

 CHANGES TO SPOUSAL HIGHEST DAILY LIFETIME SEVEN


 1. We add the following, immediately after the section entitled "Additional Tax Considerations":

A. Addition of Death Benefit (Spousal HD Lifetime Seven with Beneficiary Income Option/SM/)

 The Annuity Owner may opt for a death benefit, the value of which is linked to the Annual Income Amount under the benefit. We refer to the death benefit as the Beneficiary Income Option. As detailed below, a beneficiary taking the Annuity's death benefit under this feature is paid the Annual Income Amount until the Protected Withdrawal Value is depleted. (Note that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount). If you choose the Spousal Highest Daily Lifetime Seven with Beneficiary Income Option the maximum charge we may impose is 2.00% of Protected Withdrawal Value ("PWV") annually. However, we impose a current charge of 0.95% of PWV annually. To reflect this death benefit option, we add the following to the description of Spousal Highest Daily Lifetime Seven:

 Spousal HD Lifetime Seven with Beneficiary Income Option/SM/

 We offer an optional death benefit feature under this benefit, the amount of which is linked to your Annual Income Amount. You may choose Spousal Highest Daily Lifetime Seven without also selecting the Beneficiary Income Option death benefit ("BIO"). If you elect Spousal Highest Daily Lifetime Seven without the Beneficiary Income Option and would like to add this feature later, you must terminate the Spousal Highest Daily Lifetime Seven benefit and elect the Spousal Highest Daily Lifetime Seven with Beneficiary Income Option. If you elected the Spousal Highest Daily Lifetime Seven benefit prior to your state's approval of BIO, you will have a 90 day transition period from the date the Beneficiary Income Option is approved in your state of residence to terminate your Spousal Highest Daily Lifetime Seven benefit and elect the Spousal Highest Daily Lifetime Seven benefit with Beneficiary Income Option. After the 90 day transition period, you may elect to add the Beneficiary Income Option on any anniversary of the Issue Date in accordance with the eligibility rules and restrictions described in the "Election of and Designations under the Program" section of the prospectus describing the Highest Daily Lifetime Seven benefit. If you terminate your Spousal Highest Daily Lifetime Seven benefit to elect the Spousal Highest Daily Lifetime Seven with Beneficiary Income Option benefit, you will lose all guarantees under the Spousal Highest Daily Lifetime Seven benefit, and will begin new guarantees under the Spousal Highest Daily Lifetime Seven with BIO based on the Account Value as of the date the new benefit becomes active.

 If you elect the Beneficiary Income Option death benefit, you may not elect any other optional benefit. You may elect the Beneficiary Income Option death benefit so long as each Designated Life is no older than age 75 at the time of election. This death benefit is not transferable in the event of a divorce, nor may the benefit be split in accordance with any divorce proceedings or similar instrument of separation. Since this fee is based on the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime Seven with BIO may be greater than it would have been, had it been based on the Account Value alone.


 For purposes of the Beneficiary Income Option death benefit, we calculate the Annual Income Amount and Protected Withdrawal Value in the same manner that we do under Spousal Highest Daily Lifetime Seven itself (except that for XTra Credit SIX, we exclude from the Protected Withdrawal Value the amount of any Credit that was granted within 12 months prior to death). Upon the first death of a Designated Life, no amount is payable under the Beneficiary Income Option death benefit. Upon the second death of a Designated Life, we identify the following amounts: (a) the amount of the base death benefit under the Annuity
 (b) the Protected Withdrawal Value and (c) the Annual Income Amount. If there were no withdrawals prior to the date of death, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death, and we calculate the Annual Income Amount as if there were a withdrawal on the date of death. If there were withdrawals prior to the date of death, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.

 If there is one beneficiary, he/she must choose to receive either the base death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of annual payment of the Annual Income Amount - such payments may be annual or at other intervals that we permit). If there are multiple beneficiaries, each beneficiary is presented with the same choice. Thus, each beneficiary can choose to take his/her portion of either (a) the basic death benefit or (b) the Beneficiary Income Option death benefit. In order to receive the Beneficiary Income Option death benefit, each beneficiary's share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid. We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary's death. Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.

 Here is an example to illustrate how the death benefit may be paid:

   . Assume that (i) the basic death benefit is $50,000, the Protected Withdrawal Value is $100,000, and the Annual Income Amount is $5,000;
       (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.

   . Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year pay out period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value).

       The pro-rated portion of the Annual Income Amount equal to $3,750 (i.e., the first beneficiary's 75% share multiplied by $5,000) is then paid each year for the 20 year period. Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary's 75% share of the $100,000 Protected Withdrawal Value).

       The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).

 If you elect to terminate Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, both Spousal Highest Daily Lifetime Seven and that death benefit option will be terminated. You may not terminate the death benefit option without terminating the entire benefit. If you terminate Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the "Election and Designations under the Program" section, above.


 2. We add the following as a new line item within the portion of the fee table entitled "Your Optional Benefit Fees and Charges" to reflect the fee for Spousal Highest Daily Lifetime Seven With Beneficiary Income Option:

 Spousal Highest Daily Lifetime Seven w/Beneficiary Income Option: maximum charge of 2.00% of PWV; current charge of 0.95% of PWV. *



         Total Maximum Charges                   Total Current Charges
---------------------------------------  -------------------------------------
ASAPIII:  1.25% of Sub-account net       ASAPIII:  1.25% of Sub-account net
            assets + 2.00% of PWV                  assets + 0.95% of PWV
APEX II:  1.65% of Sub-account net       APEX II:  1.65% of Sub-account net
            assets + 2.00% of PWV                  assets + 0.95% of PWV
ASL II:   1.65% of Sub-account net       ASL II:   1.65% of Sub-account net
            assets + 2.00% of PWV                  assets + 0.95% of PWV
XT6:      1.65% of Sub-account net       XT6:      1.65% of Sub-account net
            assets + 2.00% of PWV                  assets + 0.95% of PWV

--------

 * Spousal Highest Daily Lifetime Seven With Beneficiary Income Option. Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 0.95% of PWV is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.95% of PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.95% of PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts in Annuity Years 1-10 and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years.


 B. Revision to the way that certain withdrawals of the Annual Income Amount are impacted by CDSC

 We add the following as the last sentence of the first paragraph under the sub-section entitled "Key Feature - Annual Income Amount under the Spousal Highest Daily Lifetime Seven Benefit" to make clear that no withdrawal of the Annual Income Amount (provided such withdrawal does not constitute Excess Income) will be subject to a CDSC:

Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.

 C. Revised Asset Transfer Formula for Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven


 For elections of Spousal Highest Daily Lifetime Seven on or after July 21, 2008, the asset transfer formula differs from that set forth in the May 1, 2008 prospectus. See the section above under Highest Daily Lifetime Seven for the revised formula.


 EXPANDED GROUP OF AVAILABLE FUNDS

 Under Investment Options, What Are the Investment Objectives And Policies Of The Portfolios?, we make the revisions appearing below.


 1. We replace the sentence stating "[t] following chart lists the currently available and permitted investment options . . ." with the following:


 As a condition to your participating in certain of our optional benefits, we limit the investment options to which you may allocate your Account Value. Broadly speaking, we offer two groups of permitted funds. Under the first group, your allowable investment options are more limited, but you are not subject to mandatory quarterly re-balancing. Under the second group, you may allocate your Account Value between a broader range of investment options, but must participate in quarterly re-balancing. The set of tables immediately below describes the first category of permitted investment options. The second set of tables describes the second category, under which:


 (a) you must allocate at least 20% of your Account Value to certain fixed income portfolios (currently, the AST PIMCO Total Return Bond Portfolio and the AST Western Asset Core Plus Bond Portfolio).

 (b) you may allocate up to 80% in the equity and other portfolios listed in the table below.

 (c) on each quarter (or the next Valuation Day, if the quarter-end is not a Valuation Day), we will automatically re-balance your Account Value, so that the percentages devoted to each Portfolio remain the same as those in effect on the immediately preceding quarter-end. Note that on the first quarter-end following your participation in the Optional Allocation and Rebalancing Program, we will re-balance your Account Value so that the percentages devoted to each Portfolio remain the same as those in effect when you began the Optional Allocation and Rebalancing Program.


 (d) between quarter-ends, you may re-allocate your Account Value among the investment options permitted within this category. If you reallocate, the next quarterly rebalancing will restore the percentages to those of your most recent reallocation.


 While those who do not participate in any optional benefit generally may invest in any of the investment options described in this prospectus, only those who participate in Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven may participate in the second category (along with its attendant re-balancing requirement). This second category is called our "Optional Allocation and Rebalancing Program." If you participate in the Optional Allocation and Rebalancing Program, you may not participate in a Dollar Cost Averaging Program or Automatic Rebalancing Program. We may modify or terminate the Optional Allocation and Rebalancing Program at any time. Any such modification or termination will (i) be implemented only after we have notified you in advance (ii) not affect the guarantees you had accrued under Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven or your ability to continue to participate in those optional benefits and (iii) not require you to transfer Account Value out of any Portfolio in which you participated immediately prior to the modification or termination.

 The following chart lists the currently available and permitted investment options when you choose certain optional benefits/1/:

                    Group I: Allowable Benefit Allocations
--------
/1/  Fund availability may vary by annuity.




  Optional Benefit Name/2/                    Allowable Benefit Allocations
  Lifetime Five Income Benefit                AST Academic Strategies Asset
  Spousal Lifetime Five Income Benefit        Allocation Portfolio
  Highest Daily Lifetime Five Income          AST Capital Growth Asset
  Benefit                                     Allocation Portfolio
                                              AST Balanced Asset Allocation
  Highest Daily Lifetime Seven Income         Portfolio
  Benefit                                     AST Focus Four Plus Portfolio
                                              AST Preservation Asset Allocation
  Spousal Highest Daily Lifetime Seven        Portfolio
  Income Benefit                              AST First Trust Balanced Target
                                              Portfolio
  Highest Daily Value Death Benefit           AST First Trust Capital
                                              Appreciation Target Portfolio
                                              AST Advanced Strategies Portfolio
                                              AST T. Rowe Price Asset
                                              Allocation Portfolio
                                              AST UBS Dynamic Alpha Strategy
                                              Portfolio
                                              AST Schroders Multi-Asset World
                                              Strategies Portfolio
                                              AST Niemann Capital Growth Asset
                                              Allocation Portfolio
                                              AST CLS Growth Asset Allocation
                                              Portfolio
                                              AST CLS Moderate Asset Allocation
                                              Portfolio
                                              AST Horizon Growth Asset
                                              Allocation Portfolio
                                              AST Horizon Moderate Asset
                                              Allocation Portfolio
                                              Franklin Templeton VIP Founding
                                              Funds Allocation Fund
 --------------------------------------------------------------------------------

  Combo 5% Rollup & HAV Death Benefit         All investment options permitted,
                                              EXCEPT these:
  Guaranteed Minimum Income Benefit           ProFund VP UltraNASDAQ-100
  Guaranteed Minimum Withdrawal Benefit       ProFund VP UltraSmall Cap
  GRO/GRO PLUS/GRO PLUS 2008                  ProFund VP Semiconductor
  Highest Anniversary Value Death Benefit     ProFund VP Internet
                                              ProFund VP UltraBull
  Highest Daily GRO                           Value Line(R) Target 25
                                              AIM VI Technology
                                              ProFund VP Technology
                                              NASDAQ(R) Target 15
                                              ProFund VP Biotechnology
                                              ProFund VP Short Small-Cap
                                              Access VP High Yield
                                              ProFund VP Short Mid-Cap
                                              Evergreen VA Growth Fund
 --------------------------------------------------------------------------------

                                              Additional 5 investment options
                                              NOT permitted with GRO Plus 2008
  GRO Plus 2008                               & Highest Daily GRO
  Highest Daily GRO                           ProFund VP Ultra Mid-Cap
                                              ProFund VP Precious Metals
                                              ProFund VP NASDAQ-100
                                              ProFund VP Asia 30
                                              ProFund VP Short NASDAQ-100
 --------------------------------------------------------------------------------

             Group II: Optional Allocation and Rebalancing Program

  Optional Benefit Name/2/                    Allowable Benefit Allocations
  Highest Daily Lifetime Seven                AST Academic Strategies Asset
  Spousal Highest Daily Lifetime Seven        Allocation
                                              AST Advanced Strategies
                                              AST Aggressive Asset Allocation
                                              AST AllianceBernstein Core Value
                                              AST AllianceBernstein Growth &
                                              Income
 --------------------------------------------------------------------------------


/2/ Detailed Information regarding these optional benefits can be found in the "Living Benefits" and "Death Benefits" sections of this prospectus.

                                            AST American Century Income &
                                            Growth
                                            AST Balanced Asset Allocation
                                            AST Capital Growth Asset
                                            Allocation
                                            AST CLS Growth Asset Allocation
                                            AST CLS Moderate Asset Allocation
                                            AST Cohen & Steers Realty
                                            AST DeAM Large-Cap Value
                                            AST Federated Aggressive Growth
                                            AST First Trust Balanced Target
                                            AST First Trust Capital
                                            Appreciation Target
                                            AST Focus Four Plus
                                            AST Global Real Estate
                                            AST Goldman Sachs Concentrated
                                            Growth
                                            AST Goldman Sachs Mid-Cap Growth
                                            AST Goldman Sachs Small-Cap Value
                                            AST High Yield
                                            AST Horizon Growth Asset
                                            Allocation
                                            AST Horizon Moderate Asset
                                            Allocation
                                            AST International Growth
                                            AST International Value
                                            AST JPMorgan International Equity
                                            AST Large-Cap Value
                                            AST Lord Abbett Bond-Debenture
                                            AST Marsico Capital Growth
                                            AST MFS Global Equity
                                            AST MFS Growth
                                            AST Mid-Cap Value
                                            AST Money Market
                                            AST Neuberger Berman Mid-Cap
                                            Growth
                                            AST Neuberger Berman LSV Midcap
                                            Value
                                            AST Neuberger Berman Small-Cap
                                            Growth
                                            AST Niemann Capital Growth Asset
                                            Allocation
                                            AST Parametric Emerging Markets
                                            Equity
                                            AST PIMCO Limited Maturity Bond
                                            AST PIMCO Total Return Bond
                                            AST Preservation Asset Allocation
                                            AST QMA US Equity Alpha
                                            AST Schroders Multi-Asset World
                                            Strategies Portfolio
                                            AST Small-Cap Growth
                                            AST Small-Cap Value
                                            AST T. Rowe Price Asset Allocation
                                            AST T. Rowe Price Global Bond
                                            AST T. Rowe Price Large-Cap Growth
                                            AST T. Rowe Price Natural
                                            Resources
                                            AST UBS Dynamic Alpha Strategy
                                            AST Western Asset Core Plus Bond
                                            Franklin Templeton VIP Founding
                                            Funds Allocation Fund
                                            ProFund VP Consumer Goods
                                            ProFund VP Consumer Services
                                            ProFund VP Financials
                                            ProFund VP Health Care
                                            ProFund VP Industrials
                                            ProFund VP Large-Cap Growth
                                            ProFund VP Large-Cap Value
                                            ProFund VP Mid-Cap Growth
                                            ProFund VP Mid-Cap Value
                                            ProFund VP Real Estate
                                            ProFund VP Small-Cap Growth
                                            ProFund VP Small-Cap Value
                                            ProFund VP Telecommunications
                                            ProFund VP Utilities

 CHANGES TO THE ASLII ANNUITY

 We make the following revisions to the prospectus in order to remove limitations on the amount of the basic Death Benefit paid under our ASLII Annuity when death occurs on or after the decedent's age 85. We are also adding a restriction that the ASLII Annuity is only available for purchase up to age 85.

   . Within the section "Purchasing Your Annuity," within the subsection "What Are Our Requirements for Purchasing One of the Annuities?," we replace the paragraph entitled "Age Restrictions" with the following:

 Age Restrictions: Unless we agree otherwise and subject to our rules, the Owner (or Annuitant if entity owned) must not be older than a maximum issue age as of the Issue Date of the Annuity as follows: age 80 for ASAP III, age 75 for XT6 and age 85 for APEX II and ASL II. If an Annuity is owned jointly, the oldest of the Owners must not be older than the maximum issue age on the Issue Date. You should consider your need to access your Account Value and whether the Annuity's liquidity features will satisfy that need. If you take a distribution prior to age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. The availability and level of protection of certain optional benefits may vary based on the age of the Owner on the Issue Date of the Annuity or the date of the Owner's death.

   . Within the section "Death Benefit," within the subsection "Basic Death Benefit," we replace the last three paragraphs with the following:

 For ASAP III, APEX II and XT6 Annuities, the existing basic Death Benefit (for all decedent ages) is the greater of:

   . The sum of all Purchase Payments (not including any Credits) less the sum of all proportional withdrawals.

   . The sum of your Account Value in the Sub-accounts and your Interim Value in the Fixed Allocations (less the amount of any Credits applied within 12-months prior to the date of death, with respect to XT6).

 For ASL II Annuities issued before July 21, 2008,where death occurs before the decedent's age 85, the basic Death Benefit is the greater of:

   . The sum of all Purchase Payments less the sum of all proportional withdrawals.

   . The sum of your Account Value in the Sub-accounts and your Interim Value in the Fixed Allocations.

 For ASL II Annuities issued before July 21, 2008 where death occurs after the decedent's age 85, the Death Benefit is (a) your Account Value (for Annuities other than those issued in New York) or (b) your Account Value in the Sub-accounts plus your Interim Value in the Fixed Allocations (for Annuities issued in New York only).

 For ASL II Annuities issued on or after July 21, 2008, subject to regulatory approval, the basic Death Benefit is the greater of:

   . The sum of all Purchase Payments less the sum of all proportional withdrawals.

   . The sum of your Account Value in the Sub-accounts and your Interim Value in the Fixed Allocations.

 "Proportional withdrawals" are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. For example, a withdrawal of 50% of Account Value would be considered as a 50% reduction in Purchase Payments for purposes of calculating the basic Death Benefit.

                                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

 ADVANCED SERIES ADVISOR PLAN III
 ADVANCED SERIES APEX II
 ADVANCED SERIES XTRA CREDIT SIX
 ADVANCED SERIES LIFEVEST II
 ADVANCED SERIES ADVISORS CHOICE(R) 2000
 (marketed by some firms as "Advisors Select 2000")

                        Supplement, dated July 21, 2008
                                       To
                         Prospectus, dated May 1, 2008

 This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.

 This supplement is being issued to describe several changes that we are making to the variable investment options within each of the above-referenced Annuities. We summarize each change immediately below, and then indicate how the pertinent portion of each prospectus is amended to reflect the change.

 The changes are as follows:

 1. AST Focus Four Plus Portfolio. We add the Portfolio as an investment option available under each Annuity. Accordingly, we (a) add the Portfolio to the list of Investment Options on the inside front cover, and (b) set forth the fees of the Portfolio in the table of Underlying Mutual Fund Portfolio Annual Expenses, and (c) in the Investment Options section, add the Portfolio to the list of portfolios that are permitted if you elect Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, or the Highest Daily Value death benefit, and (d) add a summary description of the Portfolio to the chart of each Portfolio's Investment Objectives and Policies. In addition, to reflect the effect of the addition of the Portfolio on the average fees of all Portfolios available under the Annuity, we describe the effect of the revised average fees on the comparison charts appearing within the section entitled "Selecting the Annuity That's Right for You."

 2. AST Parametric Emerging Markets Equity Portfolio; AST Global Real Estate Portfolio. We add each Portfolio as an investment option available under each Annuity. Accordingly, we (a) add each Portfolio to the list of Investment Options on the inside front cover, and (b) set forth the fees of each Portfolio in the table of Underlying Mutual Fund Portfolio Annual Expenses, and (c) in the Investment Options section, add each Portfolio to the list of portfolios that are permitted if you elect Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven under the Optional Allocation and Rebalancing Program, or Highest Daily GRO and (d) add a summary description of the Portfolio to the chart of each Portfolio's Investment Objectives and Policies. In addition, to reflect the effect of the addition of each Portfolio on the average fees of all Portfolios available under the Annuity, we describe the effect of the revised average fees on the comparison charts appearing within the section entitled "Selecting the Annuity That's Right for You."

 3. AST Conservative Asset Allocation Portfolio; AST Balanced Asset Allocation Portfolio; and AST American Century Strategic Allocation Portfolio. The name and investment objective of each Portfolio has been changed. (In the case of the AST Balanced Asset Allocation Portfolio and AST American Century Strategic Allocation Portfolio only, the changed investment objective was authorized by a vote of Annuity Owners). AST Conservative Asset Allocation Portfolio has been renamed AST Balanced Asset Allocation Portfolio and will be sub-advised by Quantitative Management Associates LLC, the original AST Balanced Asset Allocation Portfolio has become AST Academic Strategies Asset Allocation Portfolio, and AST American Century Strategic Allocation Portfolio has become AST Schroders Multi-Asset World Strategies Portfolio. Accordingly, we
 (a) reflect the revised Portfolio names in the list of Investment Options on the inside front cover, and (b) with respect to these Portfolios, set forth the fees of each Portfolio in the table of Underlying Mutual Fund Portfolio Annual Expenses, and (c) in the Investment Options section, reflect each Portfolio in the list of portfolios that are permitted if you elect Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, or the Highest Daily Value death benefit, and (d) include a summary description of the Portfolio to the chart of each Portfolio's Investment Objectives and Policies. In addition, to reflect the effect on the average fees of all Portfolios available under the Annuity, we describe the effect of the revised average fees on the comparison charts appearing within the section entitled "Selecting the Annuity That's Right for You."

 4. AST Goldman Sachs Small-Cap Value Portfolio. Previously, this Portfolio was not available for new purchases in each of these Annuities - Advanced Series APEX II, Advanced Series XTRA Credit SIX and Advanced Series Lifevest II. Effective as of the date of this supplement, we have removed that restriction. Accordingly, we (a) remove the asterisk next to this Portfolio's name on the list of Portfolios on the inside front cover and (b) delete the fifth paragraph under Investment Options. With respect to the

 Advanced Series Advisor Plan III Annuity, AST Goldman Sachs Small-Cap Value Portfolio is being added as an investment option. Accordingly, we (a) set forth the fees of the Portfolio in the table of Underlying Mutual Fund Portfolio Annual Expenses, and (b) in the Investment Options section, add the Portfolio to the list of portfolios that are permitted if you elect Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven under the Optional Allocation and Rebalancing Program, or the Highest Daily GRO and
 (c) add a summary description of the Portfolio to the chart of each Portfolio's Investment Objectives and Policies. In addition, to reflect the effect of the addition of the Portfolio on the average fees of all Portfolios available under the Annuity, we describe the effect of the revised average fees on the comparison charts appearing within the section entitled "Selecting the Annuity That's Right for You."

 5. Merger of AST DeAM Small-Cap Value Portfolio into AST Small-Cap Value Portfolio. The AST DeAM Small-Cap Value Portfolio has merged out of existence into the AST Small-Cap Value Portfolio. Accordingly, we (a) remove the AST DeAM Small-Cap Value Portfolio from the list of Investment Options on the inside front cover, and (b) set forth the fees of the AST Small-Cap Value Portfolio in the table of Underlying Mutual Fund Portfolio Annual Expenses, and (c) in the Investment Options section, remove the AST DeAM Small-Cap Value Portfolio and add the AST Small-Cap Value Portfolio to the list of portfolios that are permitted if you elect Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven under the Optional Allocation and Rebalancing Program, or the Highest Daily GRO and (d) revise the summary description of the AST Small-Cap Value Portfolio in the chart of each Portfolio's Investment Objectives and Policies and (e) in footnote 3 to the table within Underlying Mutual Fund Portfolio Annual Expenses, remove the reference to the AST DeAM Small-Cap Value Portfolio. In addition, to reflect the effect of this change on the average fees of all Portfolios available under the Annuity, we describe the effect of the revised average fees on the comparison charts appearing within the section entitled "Selecting the Annuity That's Right for You."

 6. AST Small-Cap Growth Portfolio. Neuberger Berman Management Inc. is no longer a sub-adviser to this Portfolio. The assets formerly managed by Neuberger Berman now are managed by Eagle Asset Management. Accordingly, we revise the summary description of this Portfolio in the chart of each Portfolio's Investment Objectives and Policies.

 7. AST Neuberger Berman Mid-Cap Value Portfolio. We have added LSV Asset Management as a sub-adviser to this Portfolio and have re-named the Portfolio the AST Neuberger Berman/LSV Mid-Cap Value Portfolio. Accordingly, we
 (a) reflect the revised Portfolio name in the list of Investment Options on the inside front cover and in footnote 3 to the table within Underlying Mutual Fund Portfolio Annual Expenses, and (b) set forth the fees of the Portfolio in the table of Underlying Mutual Fund Portfolio Annual Expenses, and (c) in the Investment Options section, reflect the Portfolio in the list of portfolios that are permitted if you elect Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven under the Optional Allocation and Rebalancing Program, or the Highest Daily GRO and (d) include a revised summary description of the Portfolio to the chart of each Portfolio's Investment Objectives and Policies. In addition, to reflect the effect on the average fees of all Portfolios available under the Annuity, we describe the effect of the revised average fees on the comparison charts appearing within the section entitled "Selecting the Annuity That's Right for You."

 8. AST Aggressive Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, and AST Advanced Strategies Portfolio. We are adding Quantitative Management Associates LLC as a sub-adviser to each Portfolio. Accordingly, we include a revised summary description of each Portfolio in the chart of each Portfolio's Investment Objectives and Policies.

 With respect to the changed fees referenced above, here is a fee table showing the applicable underlying mutual fund portfolio annual expenses:

                                                                                            Acquired    Total
                                                                                            Portfolio  Annual
                                                              Management  Other              Fees &   Portfolio
                           FUNDS                                 Fee     Expenses 12b-1 Fee Expenses  Expenses
---------------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation /1,2,3,4/              0.72%     0.10%     0.00%     0.69%     1.51%
 Management and Other Expense fee waivers/reduction: 0.02%
 Net expenses after fee reimbursement/expense waiver: 1.49%
AST Schroders Multi-Asset World Strategies                      1.10%     0.16%     0.00%     0.14%     1.40%
AST Focus Four Plus /1,2,3/                                     0.85%     0.19%     0.00%     0.20%     1.24%
 Management and administration fee waivers/reductions: 0.21%
 Net expenses after fee reimbursement/expense waiver: 1.03%
AST Global Real Estate                                          1.00%     0.30%     0.00%     0.00%     1.30%
AST Paramentric Emerging Markets Equity                         1.10%     0.46%     0.00%     0.00%     1.56%
AST Goldman Sachs Small-Cap Value                               0.95%     0.13%     0.00%     0.00%     1.08%
AST Small-Cap Value                                             0.90%     0.10%     0.00%     0.00%     1.00%
AST Advanced Strategies                                         0.85%     0.15%     0.00%     0.04%     1.04%
AST Aggressive Asset Allocation                                 0.15%     0.03%     0.00%     0.96%     1.14%
AST Capital Growth Asset Allocation                             0.15%     0.01%     0.00%     0.93%     1.09%
AST Balanced Asset Allocation                                   0.15%     0.02%     0.00%     0.87%     1.04%
AST Neuberger Berman/LSV Mid-Cap Value                          0.89%     0.10%     0.00%     0.00%     0.99%
AST Preservation Asset Allocation                               0.15%     0.03%     0.00%     0.82%     1.00%

 1 Estimated Other Expenses for the fiscal year ending December 31, 2008. As used in connection with the Portfolio, "Other Expenses" include certain operating expenses, including, without limitation, fees for custodian services, Independent Trustees' fees, and fees for legal, accounting, valuation, and transfer agency services. The Trust has also entered into arrangements with the issuers of the variable insurance products offering the Portfolio under which the Trust currently compensates such issuers for providing ongoing services to Portfolio shareholders (e.g., the printing and mailing of Trust prospectuses and shareholder reports) in lieu of the Trust providing such services directly to shareholders. The contractual administrative services fee is 0.10% of the Portfolio's average daily net assets. The Portfolio is not directly subject to the administrative services fee to the extent it invests in the Core Plus Bond Portfolio or any other Trust Portfolio (each, an Underlying Trust Portfolio and collectively, the Underlying Trust Portfolios). The Core Plus Bond
    Portfolio and each Underlying Trust Portfolio in which the Portfolio invests, however, are subject to the administrative services fee. See footnote 1 of the table within "Underlying Mutual Fund Portfolio Annual Expenses" in the May 1, 2008 prospectus for a discussion of the administrative services fee applicable to certain other AST Portfolios.
 2 Estimated Underlying Portfolio Fees & Expenses for the fiscal year ending December 31, 2008. The Portfolio will indirectly incur a pro rata portion of the fees and expenses of the Core Plus Bond Portfolio and any other Underlying Trust Portfolio in which it invests. The expenses shown under "Underlying Portfolio Fees and Expenses" represent the portion of the Core Plus Bond Portfolio's estimated annualized operating expense ratio for the fiscal year ending December 31, 2008 to be borne by the Portfolio based upon the Portfolio's expected initial holdings in the Core Plus Bond Portfolio. No sales loads, distribution fees, service fees, redemption fees, or other transaction fees will be assessed in connection with the Portfolio's purchase or redemption of shares of Underlying Trust Portfolios.
 3 Estimated Contractual Fee Waiver and/or Expense Reimbursement for the fiscal year ending December 31, 2008. The Investment Managers have contractually agreed to waive their investment management fees with respect to the Portfolio's investments in the Core Plus Bond Portfolio (i.e., assumes a waiver of 25% of the Investment Managers' contractual investment management fee).
 4 The Co-Managers have contractually agreed to reimburse expenses and/or waive fees so that the Academic Strategies Portfolio's investment management fees plus "Other Expenses" (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses) do not exceed 0.80% of the Portfolio's average daily net assets during the Academic Strategies Portfolio's first year of operations (i.e., expected to be July 21, 2008 through July 20, 2009).

 With respect to the changed Investment Objectives/Policies referenced above, here is a table showing the applicable changes:

   --------------------------------------------------------------------------
    STYLE/         INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
     TYPE                                                   ADVISOR/
                                                           SUB-ADVISOR
   --------------------------------------------------------------------------
                       ADVANCED SERIES TRUST
   --------------------------------------------------------------------------
     ASSET      AST Advanced Strategies Portfolio:          LSV Asset
     ALLOCA     seeks a high level of absolute             Management;
     TION/      return. The Portfolio invests            Marsico Capital
    BALANCED    primarily in a diversified portfolio    Management, LLC;
                of equity and fixed income             Pacific Investment
                securities across different                Management
                investment categories and investment       Company LLC
                managers. The Portfolio pursues a       (PIMCO); T. Rowe
                combination of traditional and          Price Associates,
                non-traditional investment             Inc.; William Blair
                strategies.                              & Company, LLC;
                                                          Quantitative
                                                           Management
                                                         Associates LLC
   --------------------------------------------------------------------------
     ASSET      AST Aggressive Asset Allocation          AST Investment
     ALLOCA     Portfolio: seeks the highest            Services, Inc. &
     TION/      potential total return consistent          Prudential
    BALANCED    with its specified level of risk         Investments LLC/
                tolerance. The Portfolio will invest       Prudential
                its assets in several other Advanced    Investments LLC;
                Series Trust Portfolios. Under            Quantitative
                normal market conditions, the              Management
                Portfolio will devote approximately      Associates LLC
                100% of its net assets to underlying
                portfolios investing primarily in
                equity securities (with a range of
                92.5% to 100%) and the remainder of
                its net assets to underlying
                portfolios investing primarily in
                debt securities and money market
                instruments (with a range of 0% -
                7.5%).
   --------------------------------------------------------------------------
     ASSET      AST Schroders Multi-Asset World             Schroder
     ALLOCA     Strategies (formerly known as AST          Investment
     TION/      American Century Strategic              Management North
    BALANCED    Allocation Portfolio): The AST            America Inc.
                Schroders Multi-Asset World
                Strategies Portfolio seeks long-term
                capital appreciation through a
                global flexible asset allocation
                approach. This asset allocation
                approach entails investing in
                traditional asset classes, such as
                equity and fixed-income investments,
                and alternative asset classes, such
                as investments in real estate,
                commodities, currencies, private
                equity, and absolute return
                strategies. The sub-advisor seeks to
                emphasize the management of risk and
                volatility. Exposure to different
                asset classes and investment
                strategies will vary over time based
                upon the sub advisor's assessments
                of changing market, economic,
                financial and political factors and
                events.
   --------------------------------------------------------------------------
     ASSET      AST Academic Strategies Asset             Credit Suisse
     ALLOCA     Allocation (formerly known as AST       Securities (USA)
     TION/      Balanced Asset Allocation                 LLC; Jennison
    BALANCED    Portfolio): seeks total return           Associates LLC;
                consistent with its specified level      Mellon Capital
                of risk. The Portfolio will be a           Management
                multi-asset class fund that employs    Corporation; Pacific
                both top-down asset allocation             Investment
                strategies and bottom-up                   Management
                manager/security selection. Under          Company LLC
                normal circumstances, approximately         (PIMCO);
                60% of the assets will be allocated     Prudential Bache
                to traditional asset classes            Asset Management,
                (including US and international           Incorporated;
                equities and bonds) and                   Quantitative
                approximately 40% of the assets will       Management
                be allocated to nontraditional asset     Associates LLC
                classes (including real estate,
                commodities, and alternative
                strategies). Those percentages are
                subject to change by the Investment
                Managers.
   --------------------------------------------------------------------------

  ---------------------------------------------------------------------------
    STYLE/         INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
     TYPE                                                   ADVISOR/
                                                           SUB-ADVISOR
  ---------------------------------------------------------------------------
    ASSET       AST Capital Growth Asset Allocation      AST Investment
    ALLOCA      Portfolio: seeks the highest            Services, Inc. &
    TION/       potential total return consistent          Prudential
   BALANCED     with its specified level of risk        Investments LLC;
                tolerance. The Portfolio will invest      Quantitative
                its assets in several other Advanced       Management
                Series Trust Portfolios. Under           Associates LLC
                normal market conditions, the
                Portfolio will devote approximately
                75% of its net assets to underlying
                portfolios investing primarily in
                equity securities (with a range of
                67.5% to 80.0%), and 25% of its net
                assets to underlying portfolios
                investing primarily in debt
                securities and money market
                instruments (with a range of 20.0%
                to 32.5%).
  ---------------------------------------------------------------------------
    ASSET       AST Balanced Asset Allocation            AST Investment
    ALLOCA      (formerly known as AST Conservative     Services, Inc. &
    TION/       Asset Allocation Portfolio): seeks         Prudential
   BALANCED     the highest potential total return      Investments LLC;
                consistent with its specified level       Quantitative
                of risk tolerance. The Portfolio           Management
                will invest its assets in several        Associates LLC
                other Advanced Series Trust
                Portfolios. Under normal market
                conditions, the Portfolio will
                devote approximately 60% of its net
                assets to underlying portfolios
                investing primarily in equity
                securities (with a range of 52.5% to
                67.5%), and 40% of its net assets to
                underlying portfolios investing
                primarily in debt securities and
                money market instruments (with a
                range of 32.5% to 47.5%).
  ---------------------------------------------------------------------------
   SPECIALTY    AST Global Real Estate Portfolio:        Prudential Real
                seeks capital appreciation and          Estate Investors
                income. The Portfolio will normally
                invest at least 80% of its liquid
                assets (net assets plus any
                borrowing made for investment
                purposes) in equity-related
                securities of real estate companies.
                The Portfolio will invest in
                equity-related securities of real
                estate companies on a global basis
                and the Portfolio may invest up to
                15% of its net assets in ownership
                interests in commercial real estate
                through investments in private real
                estate.
  ---------------------------------------------------------------------------
    ASSET       AST Focus Four Plus Portfolio: seeks   First Trust Advisors
    ALLOCA      long-term capital growth balanced by          L.P.
    TION/       current income. The Portfolio seeks
   BALANCED     to achieve its objective by
                investing approximately 75% in
                common stocks and approximately 25%
                in fixed-income securities. The
                Portfolio allocates the equity
                portion of the portfolio across four
                uniquely specialized strategies -
                The Dow(R) Target Dividend, the
                Value Line(R) Target 25, the NYSE(R)
                International Target 25, and the S&P
                Mid 60. Each strategy employs a
                quantitative approach by screening
                common stocks for certain attributes
                and/or using a multi-factor scoring
                system to select the common stocks.
  ---------------------------------------------------------------------------
     INTER      AST Parametric Emerging Markets        Parametric Portfolio
   NATIONAL     Equity Portfolio: seeks long-term        Associates LLC
    EQUITY      capital appreciation. The Portfolio
                normally invests at least 80% of its
                net assets in equity securities
                traded on the equity markets of
                emerging market countries, which are
                those considered to be developing.
                Emerging markets countries include
                countries in Asia, Latin America,
                the Middle East, Southern Europe,
                Eastern Europe, Africa and the
                region formerly comprising the
                Soviet Union. A company will be
                considered to be located in an
                emerging market country if it is
                domiciled in or derives more that
                50% of its revenues or profits from
                emerging market countries. The
                Portfolio seeks to employ a
                top-down, disciplined and structured
                investment process that emphasizes
                broad exposure and diversification
                among emerging market countries,
                economic sectors and issuers.
  ---------------------------------------------------------------------------
   MID CAP      AST Neuberger Berman/LSV Mid-Cap            LSV Asset
    VALUE       Value Portfolio (formerly known as         Management;
                AST Neuberger Berman Mid-Cap Value      Neuberger Berman
                Portfolio): seeks capital growth.        Management Inc.
                Under normal market conditions, the
                Portfolio invests at least 80% of
                its net assets in the common stocks
                of medium capitalization companies.
                For purposes of the Portfolio,
                companies with market
                capitalizations that fall within the
                range of the Russell Mid-cap(R)
                Index at the time of investment are
                considered medium capitalization
                companies. Some of the Portfolio's
                assets may be invested in the
                securities of large-cap companies as
                well as in small-cap companies.
                Under the Portfolio's value-oriented
                investment approach, the subadviser
                looks for companies whose stock
                prices are undervalued and that may
                raise in price before other
                investors realize their worth.
  ---------------------------------------------------------------------------

    -----------------------------------------------------------------------
     STYLE/         INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
      TYPE                                                  ADVISOR/
                                                          SUB-ADVISOR
    -----------------------------------------------------------------------
      ASSET      AST Preservation Asset Allocation       AST Investment
      ALLOCA     Portfolio: seeks the highest           Services, Inc. &
      TION/      potential total return consistent         Prudential
     BALANCED    with its specified level of risk       Investments LLC;
                 tolerance. The Portfolio will invest     Quantitative
                 its assets in several other Advanced      Management
                 Series Trust Portfolios. Under          Associates LLC
                 normal market conditions, the
                 Portfolio will devote approximately
                 35% of its net assets to underlying
                 portfolios investing primarily in
                 equity securities (with a range of
                 27.5% to 42.5%), and 65% of its net
                 assets to underlying portfolios
                 investing primarily in debt
                 securities and money market
                 instruments (with a range of 57.5%
                 to 72.5%.
    -----------------------------------------------------------------------
      SMALL      AST Small-Cap Growth Portfolio:          Eagle Asset
       CAP       seeks long-term capital growth. The       Management
     GROWTH      Portfolio pursues its objective by
                 investing, under normal
                 circumstances, at least 80% of the
                 value of its assets in
                 small-capitalization companies.
                 Small-capitalization companies are
                 those companies with a market
                 capitalization, at the time of
                 purchase, no larger than the largest
                 capitalized company included in the
                 Russell 2000(R) Index at the time of
                 the Portfolio's investment.
    -----------------------------------------------------------------------
      SMALL      AST Small-Cap Value Portfolio: seeks     ClearBridge
       CAP       to provide long-term capital growth     Advisors, LLC;
      VALUE      by investing primarily in                Dreman Value
                 small-capitalization stocks that       Management LLC;
                 appear to be undervalued. The            J.P. Morgan
                 Portfolio invests, under normal           Investment
                 circumstances, at least 80% of the     Management, Inc.;
                 value of its net assets in small          Lee Munder
                 capitalization stocks. Small           Investments, Ltd
                 capitalization stocks are the stocks
                 of companies with market
                 capitalization that are within the
                 market capitalization range of the
                 Russell 2000(R) Value Index.
    -----------------------------------------------------------------------

 In the May 1, 2008 prospectuses, the summary fund descriptions of the AST Balanced Asset Allocation Portfolio and the AST Capital Growth Asset Allocation Portfolio were reversed. Thus, the correct summary fund description for each such Portfolio should have appeared as follows:

 AST Balanced Asset Allocation Portfolio: seeks the highest potential total return consistent with its specified level of risk tolerance. The Portfolio will invest its assets in several other Advanced Series Trust Portfolios. Under normal market conditions, the Portfolio will devote approximately 65% of its net assets to underlying portfolios investing primarily in equity securities (with a range of 57.5% to 72.5%), and 35% of its net assets to underlying portfolios investing primarily in debt securities and money market instruments (with a range of 27.5% to 42.5%).

 AST Capital Growth Asset Allocation Portfolio: seeks the highest potential total return consistent with its specified level of risk tolerance. The Portfolio will invest its assets in several other Advanced Series Trust Portfolios. Under normal market conditions, the Portfolio will devote approximately 75% of its net assets to underlying portfolios investing primarily in equity securities (with a range of 67.5% to 80%), and 25% of its net assets to underlying portfolios investing primarily in debt securities and money market instruments (with a range of 20.0% to 32.5%).

 With respect to ASAP III, APEX II, XTra Credit 6, and ASLII, Appendix F of the prospectus, entitled Selecting The Variable Annuity That's Right For You, we set forth hypothetical illustrations of Contract Value and Surrender Value for each Annuity. Those illustrations assume average fund expenses of 1.14% (1.36% for APEX II). As a result of the fund changes described in this supplement, the average fund expenses have changed to 1.15% (no change to APEX II). This change in average fund expenses would have the effect of decreasing the hypothetical illustrated values (for ASAP III, XTra Credit 6 and ASL II) by a commensurate amount.

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                   FORM 10-K
                                 ANNUAL REPORT

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                           Financial Statements and
            Report of Independent Registered Public Accounting Firm

                    Years Ended December 31, 2007 and 2006

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                         INDEX TO FINANCIAL STATEMENTS

Financial Statements                                                   Page No.
--------------------                                                   --------

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

Management's Annual Report on Internal Control Over Financial
  Reporting                                                              F-2

Report of Independent Registered Public Accounting Firm                  F-3

Financial Statements:

   Statements of Financial Position December 31, 2007 and 2006           F-4

   Statements of Operations and Comprehensive Income Year ended
     December 31, 2007, Year ended December 31, 2006, and Year ended
     December 31, 2005                                                   F-5

   Statements of Stockholder's Equity Year ended December 31, 2007,
     Year ended December 31, 2006, and Year ended December 31, 2005      F-6

   Statements of Cash Flows Year ended December 31, 2007, Year ended
     December 31, 2006, and Year ended December 31, 2005                 F-7

   Notes to Financial Statements                                         F-8

    Management's Annual Report on Internal Control Over Financial Reporting

Management of Prudential Annuities Life Assurance Corporation (the "Company") is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2007, of the Company's internal control over financial reporting, based on the framework established in Internal Control - Integrated Framework Issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). Based on our assessment under that framework, management concluded that the Company's internal control over financial reporting was effective as of December 31, 2007.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company's assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements.

This Annual Report does not include an attestation report of the Company's registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management's report was not subject to attestation by the Company's registered public accounting firm pursuant to temporary rules of the Securities and Exchange Commission that permit the Company to provide only management's report in this Annual Report.

March 14, 2008

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Prudential Annuities Life Assurance Corporation:

In our opinion, the financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Prudential Annuities Life Assurance Corporation (an indirect, wholly owned subsidiary of Prudential Financial, Inc.), formerly known as American Skandia Life Assurance Corporation, at December 31, 2007 and December 31, 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 of the financial statements, the Company changed its method of accounting for uncertainty in income taxes and for deferred acquisition costs in connection with modifications or exchanges of insurance contracts on January 1, 2007.

PricewaterhouseCoopers LLP (signed)
New York, New York
March 14, 2008

Prudential Annuities Life Assurance Corporation

Statements of Financial Position
December 31, 2007 and 2006 (in thousands, except share amounts)

                                                           2007        2006
                                                       -----------  -----------
ASSETS
Fixed maturities available for sale, at fair value
  (amortized cost, 2007: $1,329,042 2006: $1,161,335)  $ 1,335,678  $ 1,174,353
Trading account assets, at fair value                       16,314       18,144
Equity securities available for sale, at fair value
  (cost, 2007: $12,476 2006: $18,487)                       11,599       18,344
Commercial loans                                            38,503       40,846
Policy loans                                                12,965       12,638
Short-term investments                                     143,966       60,872
Other long-term investments                                   (130)       6,105
                                                       -----------  -----------
   Total investments                                     1,558,895    1,331,302
                                                       -----------  -----------
Cash and cash equivalents                                      697          664
Deferred policy acquisition costs                        1,042,823      766,277
Accrued investment income                                   13,258       12,456
Reinsurance recoverable                                    104,083           --
Income taxes receivable                                    215,689      217,768
Valuation of business acquired                             118,566      152,650
Deferred sales inducements                                 558,821      359,815
Receivables from parent and affiliates                      77,693       94,221
Other assets                                                70,852       17,036
Separate account assets                                 41,538,366   35,608,409
                                                       -----------  -----------
TOTAL ASSETS                                           $45,299,743  $38,560,598
                                                       ===========  ===========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities
Policyholders' account balances                        $ 1,135,095  $   993,260
Future policy benefits and other policyholder
  liabilities                                              228,190      114,854
Payables to parent and affiliates                           53,735       45,667
Cash collateral for loaned securities                       54,077       39,962
Short-term borrowing                                       195,280      159,546
Long-term borrowing                                        680,000      405,000
Future fees payable to Prudential Annuities, Inc.
  ("PAI")                                                   12,171       48,531
Other liabilities                                          254,554      268,497
Separate account liabilities                            41,538,366   35,608,409
                                                       -----------  -----------
Total liabilities                                      $44,151,468  $37,683,726
                                                       -----------  -----------
Commitments and Contingent Liabilities (See Note 11)

Stockholder's Equity
Common stock, $100 par value; 25,000 shares,
  authorized, issued and outstanding                   $     2,500  $     2,500
Additional paid-in capital                                 434,096      334,096
Retained earnings                                          709,142      534,899
Accumulated other comprehensive income (loss)                2,537        5,377
                                                       -----------  -----------
Total stockholder's equity                             $ 1,148,275  $   876,872
                                                       -----------  -----------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY             $45,299,743  $38,560,598
                                                       ===========  ===========

                       See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Operations and Comprehensive Income
Years ended December 31, 2007, December 31, 2006, and December 31, 2005 (in thousands)

                                                    2007      2006      2005
                                                  --------  --------  --------
REVENUES

Premiums                                          $ 28,201  $ 40,511  $ 23,756
Policy charges and fee income                      707,366   561,295   455,675
Net investment income                               74,625    88,291    92,881
Realized investment gains/(losses), net            (40,972)  (48,035)  (32,121)
Asset management fees                              223,864   167,964   127,401
Other income                                           524       654       393
                                                  --------  --------  --------
Total revenues                                     993,608   810,680   667,985
                                                  --------  --------  --------
BENEFITS AND EXPENSES

Policyholders' benefits                             67,350   101,367    62,973
Interest credited to policyholders' account
  balances                                          92,088    77,137    69,901
General, administrative and other expenses         529,216   430,244   330,645
                                                  --------  --------  --------
Total benefits and expenses                        688,654   608,748   463,519
                                                  --------  --------  --------
Income from operations before income taxes         304,954   201,932   204,466
                                                  --------  --------  --------
Income taxes:
   Current                                              --        67        51
   Deferred                                         10,359     6,148    45,991
                                                  --------  --------  --------
Income tax expense                                  10,359     6,215    46,042
                                                  --------  --------  --------
NET INCOME                                         294,595   195,717   158,424
                                                  --------  --------  --------
Change in net unrealized investment gains
  (losses), net of taxes                            (2,840)    8,249   (23,562)
                                                  --------  --------  --------
COMPREHENSIVE INCOME                              $291,755  $203,966  $134,862
                                                  ========  ========  ========

                       See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Stockholder's Equity
Years ended December 31, 2007, December 31, 2006, and December 31, 2005 (in thousands)

                                                                                     Accumulated
                                                 Additional                             Other         Total
                                         Common   Paid-in    Retained    Deferred   Comprehensive Stockholder's
                                         Stock    Capital    Earnings  Compensation Income (Loss)    Equity
                                         ------- ---------- ---------  ------------ ------------- -------------
Balance, December 31, 2004               $ 2,500 $ 484,425  $ 180,759     $ (904)     $ 20,690     $  687,470

Net income                                    --        --    158,424         --            --        158,424
Stock-based compensation                      --      (329)        --         --            --           (329)
Deferred compensation program                 --        --         --        904            --            904
Change in net unrealized investment
  gains (losses), net of taxes                --        --         --         --       (23,562)       (23,562)
                                         ------- ---------  ---------     ------      --------     ----------
Balance, December 31, 2005               $ 2,500 $ 484,096  $ 339,182     $   --      $ (2,872)    $  822,906
                                         ------- ---------  ---------     ------      --------     ----------
Net income                                    --        --    195,717         --            --        195,717
Distribution from (to) parent                 --  (150,000)        --         --            --       (150,000)
Change in net unrealized investment
  gains (losses), net of taxes                --        --         --         --         8,249          8,249
                                         ------- ---------  ---------     ------      --------     ----------
Balance, December 31, 2006               $ 2,500 $ 334,096  $ 534,899     $   --      $  5,377     $  876,872
                                         ------- ---------  ---------     ------      --------     ----------
Net income                                    --        --    294,595         --            --        294,595
Cumulative effect of change in
  accounting principle, net of taxes          --        --     (8,153)        --            --         (8,153)
Distribution from(to) parent                  --   100,000   (112,199)        --            --        (12,199)
Change in net unrealized investment
  gains (losses), net of taxes                                                          (2,840)        (2,840)
                                         ------- ---------  ---------     ------      --------     ----------
Balance, December 31, 2007               $ 2,500 $ 434,096  $ 709,142     $   --      $  2,537     $1,148,275
                                         ======= =========  =========     ======      ========     ==========

                       See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Cash Flows
Year ended December 31, 2007, Year ended December 31, 2006, and Year ended December 31, 2005
(in thousands)

                                             2007         2006         2005
                                         -----------  -----------  -----------
 CASH FLOWS FROM (USED IN)
   OPERATING ACTIVITIES:
 Net income                              $   294,595  $   195,717  $   158,424
 Adjustments to reconcile net
   income to net cash from
   operating activities:
    Realized investment losses, net           40,972       48,035       32,121
    Amortization and depreciation             33,191       40,209       47,974
    Cumulative effect of accounting
      change, net of taxes                        --           --           --
    Interest credited to
      policyholders' account
      balances                                67,650       60,215       60,058
    Change in:
        Policy reserves                      143,716       45,088       18,688
        Accrued investment income             (1,081)       4,392        5,474
        Trading account assets                 1,830       12,633       16,538
        Net receivable/payable to
          affiliates                          24,596      (42,150)      24,963
        Deferred sales inducements          (202,582)    (132,400)     (74,999)
        Deferred policy acquisition
          costs                             (285,758)    (239,470)    (227,619)
        Income taxes payable
          (receivable)                        10,251        7,513       28,015
        Other, net                          (199,031)     (91,066)      (8,487)
                                         -----------  -----------  -----------
 Cash Flows From (Used In)
   Operating Activities                      (71,651)     (91,283)      81,150
                                         -----------  -----------  -----------
 CASH FLOWS FROM (USED IN)
   INVESTING ACTIVITIES:
 Proceeds from the sale/maturity of:
    Fixed maturities, available for
      sale                                 2,163,531    3,594,021    2,199,373
    Equity securities, available
      for sale                                    --           --        1,000
    Shares in equities, available
      for sale                                 5,000           --           --
    Commercial loans                           2,866           --           --
    Policy loans                               2,426        1,548          503
    Other long-term investments                3,922        5,358           --
 Payments for the
   purchase/origination of:                       --           --           --
    Fixed maturities, available for
      sale                                (2,313,080)  (3,226,546)  (2,048,890)
    Commercial loans                            (675)     (34,846)      (6,000)
    Policy loans                              (2,753)      (2,407)      (1,935)
    Other long-term investments               (4,401)      (6,104)          --
 Other short-term investments, net           (83,094)     148,819      211,762
                                         -----------  -----------  -----------
 Cash Flows From (Used in)
   Investing Activities                     (226,258)     479,843      355,813
                                         -----------  -----------  -----------
 CASH FLOWS FROM (USED IN)
   FINANCING ACTIVITIES:
    Capital contribution from (to)
      Parent                                 100,000     (150,000)          --
    Dividend to parent                      (112,199)          --           --
    Decrease in future fees payable
      to PAI, net                            (36,360)     (64,619)     (87,447)
    Cash collateral for loaned
      securities                              14,115     (134,025)    (117,312)
    Securities sold under agreement
      to repurchase                               --       (7,147)     (26,226)
    Proceeds from the issuance of
      debt (maturities longer than
      90 days)                               350,000      300,000           --
    Repayments of debt (maturities
      longer than 90 days)                   (75,000)     (30,000)          --
    Net increase (decrease) in
      short-term borrowing                    35,734      (49,038)      68,221
    Drafts outstanding                       (27,853)      38,736      (88,620)
    Policyholders' account balances
        Deposits                           1,801,795    1,211,772      951,563
        Withdrawals                       (1,752,290)  (1,507,082)  (1,206,489)
                                         -----------  -----------  -----------
 Cash Flows From (Used in)
   Financing Activities                      297,942     (391,403)    (506,310)
                                         -----------  -----------  -----------
    Net increase (decrease) in cash
      and cash equivalents                        33       (2,843)     (69,347)
    Cash and cash equivalents,
      beginning of period                        664        3,507       72,854
                                         -----------  -----------  -----------
 CASH AND CASH EQUIVALENTS, END OF
   PERIOD                                $       697  $       664  $     3,507
                                         ===========  ===========  ===========
 SUPPLEMENTAL CASH FLOW INFORMATION
    Income taxes paid (received)         $       106  $    (1,297) $    (2,540)
                                         -----------  -----------  -----------
    Interest paid                        $    28,721  $    45,689  $     4,783
                                         -----------  -----------  -----------

                       See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements

1. BUSINESS

Prudential Annuities Life Assurance Corporation (the "Company", "we", or "our"), formerly known as American Skandia Life Assurance Corporation, with its principal offices in Shelton, Connecticut, is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey corporation. The Company is a wholly-owned subsidiary of Prudential Annuities, Inc., ("PAI"), formerly known as American Skandia, Inc., which in turn is an indirect wholly-owned subsidiary of Prudential Financial. On December 19, 2002, Skandia Insurance Company Ltd. (publ) ("Skandia"), an insurance company organized under the laws of the Kingdom of Sweden, and the ultimate parent company of the Company prior to May 1, 2003, entered into a definitive purchase agreement (the "Acquisition Agreement") with Prudential Financial whereby Prudential Financial would acquire the Company and certain of its affiliates (the "Acquisition") and would be authorized to use the American Skandia name through April, 2008. On May 1, 2003, the Acquisition was consummated. Thus, the Company is now an indirect wholly owned subsidiary of Prudential Financial. During 2007, we began the process of changing the Company's name and names of various legal entities that include the "American Skandia" name, as required by the terms of the Acquisition. The Company's name was changed effective
January 1, 2008.

The Company develops long-term savings and retirement products, which are distributed through its affiliated broker/dealer company, Prudential Annuities Distributors, Incorporated. ("PAD"), formerly known as American Skandia Marketing, Incorporated. The Company currently issues variable deferred and immediate annuities for individuals and groups in the United States of America and its territories.

Prudential Annuities, Inc., ("PAI"), formerly known as American Skandia, Inc. , the direct parent of the Company, intends to make additional capital contributions to the Company, as needed, to enable it to comply with its reserve requirements and fund expenses in connection with its business. The Company has complied with the National Association of Insurance Commissioner's ("NAIC") Risk-Based Capital ("RBC") reporting requirements and has total adjusted capital well above required capital. The Company expects to maintain statutory capital above 300% of Company Action Level Risk Based Capital. Generally, PAI is under no obligation to make such contributions and its assets do not back the benefits payable under the Company's policyholder contracts. During 2007, PAI made a capital contribution of $100 million to the Company. The Company received no capital contributions during 2006 and 2005.

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing insurance products, and individual and group annuities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The Company has extensive transactions and relationships with Prudential Financial affiliates, as more fully described in Footnote 12. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, in particular deferred policy acquisition costs ("DAC"), valuation of business acquired (VOBA) and future policy benefits, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

The most significant estimates include those used in determining DAC, VOBA, valuation of investments including derivatives, future policy benefits including guarantees, provision for income taxes, reserves for contingent liabilities and reserves for losses in connection with unresolved legal matters.

Investments

Fixed maturities are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available for sale" are carried at fair value. The amortized cost of fixed maturities is written down to estimated fair value if a decline in value is considered to be other than temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairment adjustments. Unrealized gains and losses on fixed maturities "available for sale" are included in "Accumulated other comprehensive (loss) income", net of income taxes.

Trading account assets, at fair value, represent the equity securities held in support of a deferred compensation plan. Such investments are carried at fair value with changes in unrealized gains and losses reported in the Statements of Operations and Comprehensive Income, as a component of "Other income".

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Equity securities, available for sale are comprised of common and non-redeemable preferred stock and are carried at fair value. The associated unrealized gains and losses, net of tax and the effect on deferred policy acquisition costs, valuation of business acquired, and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)". The cost of equity securities is written down to estimated fair value when a decline in value is considered to be other than temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairment adjustments.

Commercial loans are carried at unpaid principal balances, net of unamortized premiums or discounts and an allowance for losses. Interest income, as well as prepayment fees and the amortization of related premiums or discounts, is included in "Net investment income." The allowance for losses includes a loan specific reserve for non-performing loans and a portfolio reserve for probable incurred but not specifically identified losses. Non-performing loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. These loans are measured at the present value of expected future cash flows discounted at the loan's effective interest rate, or at the fair value of the collateral if the loan is collateral dependent. Interest received on non-performing loans, including loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income, according to management's judgment as to the collectibility of principal. The Company discontinues accruing interest on non-performing loans after the loans are 90 days delinquent as to principal or interest, or earlier when management has doubts about collectibility. When a loan is deemed as non-performing, any accrued but uncollectible interest is charged to interest income in the period the loan is deemed non-performing. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, a regular payment performance has been established. The portfolio reserve for incurred but not specifically identified losses considers the Company's past loan loss experience, the current credit composition of the portfolio, historical credit migration, property type diversification, default and loss severity statistics and other relevant factors. The changes in the allowance for loan losses are reported in "Realized investment (losses), net."

Policy loans are carried at unpaid principal balances.

Short-term investments consist of highly liquid debt instruments with a maturity of greater than three months and less than twelve months when purchased. These investments are carried at amortized cost, which because of their short-term nature, approximates fair value.

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are generally reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General and administrative expenses").

Other long-term investments consist of the Company's investments in joint ventures and limited partnerships other than operating joint ventures in which the Company does not exercise control, as well as investments in the Company's own separate accounts, which are carried at fair value, and investment real estate. Joint venture and partnership interests are generally accounted for using the equity method of accounting, except in instances in which the Company's partnership interest is so minor (generally less than 3%) that it exercises virtually no influence over operating and financial policies. In such instances, the Company applies the cost method of accounting. The Company's share of net income from investments in joint ventures and partnerships is generally included in "Net investment income."

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company include swaps and futures, and may be exchange-traded or contracted in the over-the-counter market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models. Values can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility and liquidity. Values can also be affected by changes in estimates and assumptions including those related to counterparty behavior used in valuation models.

Derivatives are used to manage the characteristics of the Company's asset/liability mix, as well as the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Derivatives are recorded as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," in the Statement of Financial Position, except for embedded derivatives, which are recorded in the Statement of Financial Position with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed pursuant to FASB Interpretation ("FIN") No. 39. As discussed in detail below, all realized and unrealized changes in fair value of derivatives, with the exception of the effective portion of cash flow hedges, are recorded in current earnings. Cash flows from these derivatives are reported in the operating or investing activities section in the Statements of Cash Flows.

The Company designates derivatives as either (1) a hedge of the fair value of a recognized asset or liability or unrecognized firm commitment ("fair value" hedge), (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a foreign currency fair value or cash flow hedge ("foreign currency" hedge), (4) a hedge of a net investment in a foreign operation, or
(5) a derivative entered into as an economic hedge that does not qualify for hedge accounting. During the years ended December 31, 2007, 2006 and 2005 none of the Company's derivatives qualified for hedge accounting treatment.

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net." The Company has entered into reinsurance agreements to transfer the risk related to the embedded derivatives to affiliates. These reinsurance agreements are derivatives and have been accounted in the same manner as the embedded derivative.

Realized investment (losses), net are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sale of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for other than temporary impairments. Adjustments to the costs of fixed maturities and equity securities for other-than-temporary impairments are also included in "Realized investment (losses) gains, net." In evaluating whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: (1) the extent (generally if greater than 20%) and the duration (generally if greater than six months) of the decline; (2) the reasons for the decline in value (credit event, interest related or market fluctuation); (3) the Company's ability and intent to hold the investment for a period of time to allow for a recovery of value; and
(4) the financial condition of and near-term prospects of the issuer. In addition, for its impairment review of asset-backed fixed maturity securities with a credit rating below AA, the Company forecasts the prospective future cash flows of the security and determines if the present value of those cash flows, discounted using the effective yield of the most recent interest accrual rate, has decreased from the previous reporting period. When a decrease from the prior reporting period has occurred and the security's market value is less than its carrying value, the carrying value of the security is reduced to its fair value, with a corresponding charge to earnings. The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income in future periods based upon the amount and timing of expected future cash flows of the security, if the recoverable value of the investment based upon those cash flows is greater than the carrying value of the investment after the impairment.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of three months or less when purchased, other than cash equivalents that are included in "Trading account assets, at fair value".

Valuation of business acquired

As a result of purchase accounting, the Company reports a financial asset representing the valuation of business acquired ("VOBA"). VOBA represents the present value of future profits embedded in acquired insurance and annuity contracts. VOBA is determined by estimating the net present value of future cash flows from the contracts in force at the date of acquisition. Future positive cash flows generally include fees and other charges assessed to the contracts as long as they remain in force as well as fees collected upon surrender, if applicable, while future negative cash flows include costs to administer contracts and

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

benefit payments. The Company amortizes VOBA over the effective life of the acquired contracts. VOBA is amortized in proportion to estimated gross profits arising from the contracts and anticipated future experience, which is evaluated regularly. The effect of changes in estimated gross profits on unamortized VOBA is reflected in "General and administrative expenses" in the period such estimates of expected future profits are revised.

Deferred policy acquisition costs

Costs that vary with and that are related primarily to the production of new insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions, costs of policy issuance and underwriting, and variable expenses. DAC is subject to recoverability testing at the end of each accounting period. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)." DAC amortization is reflected in "General and administrative expenses."

Deferred acquisition costs are amortized over the expected life of the contracts (approximately 25 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based on historical and anticipated future experience, which is updated periodically. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "General and administrative expenses" in the period such estimated gross profits are revised. The deferred policy acquisition cost asset was assigned a fair value of zero, net of tax, as part of purchase accounting.

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. For internal replacement transactions, except those that involve the addition of a nonintegrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. The Company adopted Statement of Position ("SOP") 05-1 "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" on January 1, 2007. SOP 05-1 provided more definitive guidance regarding internal replacements and clarification on what constitutes substantial changes to a contract. See "New Accounting Pronouncements" for additional information.

Reinsurance recoverables

Reinsurance recoverables include corresponding payables and receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 12 to the Financial Statements.

Separate account assets and liabilities

Separate account assets are reported at fair value and represent segregated funds, which are invested for certain policyholders and other customers. "Separate account assets" are predominantly shares in Advanced Series Trust formerly known as American Skandia Trust co-managed by AST Investment Services, Incorporated ("ASISI") formerly known as American Skandia Investment Services, Incorporated and Prudential Investments LLC, which utilizes various fund managers as sub-advisors. The remaining assets are shares in other mutual funds, which are managed by independent investment firms. The contract holder has the option of directing funds to a wide variety of investment options, most of which invest in mutual funds. The investment risk on the variable portion of a contract is borne by the contract holder, except to the extent of any guarantees by the Company, which are not separate account liabilities. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. The investment income and gains or losses for separate accounts accrue to the policyholders and are not included in the Statements of Operations and Comprehensive Income. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income". Asset management fees calculated on account assets are included in "Asset management fees". Separate account liabilities primarily represent the contractholder's account balance in separate account assets.

Deferred sales inducements

The Company provides sales inducements to contract holders, which primarily reflect an up-front bonus added to the contract holder's initial deposit for certain annuity contracts. These costs are deferred and recognized in "Deferred sales inducements". They are amortized using the same methodology and assumptions used to amortize DAC. The amortization expense is included as a component of "Interest credited to policyholders' account balances".

Other assets and other liabilities

"Other assets" consists primarily of accruals of fund manager income. "Other liabilities" consists primarily of accrued expenses, technical overdrafts and a liability to the participants of a deferred compensation plan.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

"Other assets" also consists of state insurance licenses. Licenses to do business in all states have been capitalized and reflected at the purchase price of $4.0 million. Due to the adoption of SFAS No. 142 "Goodwill and Other Intangible Assets", the cost of the licenses is no longer being amortized but is subjected to an annual impairment test. As of December 31, 2006, the Company estimated the fair value of the state insurance licenses to be in excess of book value and, therefore, no impairment charge was required.

Future policy benefits

The Company's liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality, less the present value of future net premiums. Expected mortality is generally based on the Company's historical experience or standard industry tables. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. The Company's liability for future policy benefits is also inclusive of liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in Note 6.

Policyholders' account balances

The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. These policyholders' account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues.

Contingent liabilities

Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance revenue and expense recognition

Revenues for variable deferred annuity contracts consist of charges against contract holder account values or separate accounts for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Revenues for mortality and expense risk charges and administration fees are recognized as assessed against the contract holder. Surrender charge revenue is recognized when the surrender charge is assessed against the contract holder at the time of surrender.

Benefit reserves for the variable investment options on annuity contracts represent the account value of the contracts and are included in "Separate account liabilities".

Revenues for variable immediate annuity and supplementary contracts with life contingencies consist of certain charges against contract holder account values including mortality and expense risks and administration fees. These charges and fees are recognized as revenue when assessed against the contract holder. Benefit reserves for variable immediate annuity contracts represent the account value of the contracts and are included in "Separate account liabilities".

Revenues for fixed immediate annuity and fixed supplementary contracts with and without life contingencies consist of net investment income. In addition, revenues for fixed immediate annuity contracts with life contingencies also consist of single premium payments recognized as annuity considerations when received. Benefit reserves for these contracts are based on applicable actuarial standards with assumed interest rates that vary by issue year. Reserves for contracts without life contingencies are included in "Policyholders' account balances" while reserves for contracts with life contingencies are included in "future policy benefits and other policyholder liabilities". Assumed interest rates ranged from 1.25% to 8.25% at December 31, 2007 and 2006.

Revenues for variable life insurance contracts consist of charges against contract holder account values or separate accounts for mortality and expense risk fees, administration fees, cost of insurance fees, taxes and surrender charges. Certain contracts also include charges against premium to pay state premium taxes. All of these charges are recognized as revenue when assessed against the contract holder. Benefit reserves for variable life insurance contracts represent the account value of the contracts and are included in "Separate account liabilities".

Certain individual annuity contracts provide the holder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 6. The Company also provides contracts with certain living benefits that are considered embedded derivatives. These contracts are discussed in further detail in Note 6.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies. Estimated reinsurance recoverables and the cost of reinsurance are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Asset management fees

In accordance with an agreement with ASISI, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust. In addition, the Company receives fees calculated on contractholder separate account balances invested in funds managed by companies other than ASISI. Asset management fees are recognized as income when earned. These revenues are recorded as "Asset management fees" in the Statements of Operations and Comprehensive Income.

Income taxes

Due to provisions in the Internal Revenue Code, the Company will not be eligible to join in the filing of the Prudential Financial federal income tax return until 2009. As a result, the Company will file a separate federal tax return through 2008. In addition, the Company will continue to file separate state income tax returns.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

Future fees payable to PAI

In a series of transactions with PAI, the Company sold certain rights to receive a portion of future fees and contract charges expected to be realized on designated blocks of deferred annuity contracts. The proceeds from the sales have been recorded as a liability and are being amortized over the remaining surrender charge period of the designated contracts using the interest method.

Share-based Payments

The Company adopted Statement of Financial Accounting Standards ("SFAS")
No. 123(R), "Share-based Payment" on January 1, 2006, using the modified prospective application transition method prescribed by this standard. This standard requires that the cost resulting from all share-based payments be recognized in the financial statements and requires all entities to apply the fair value based measurement method in accounting for share-based payment transactions with employees except for equity instruments held by employee share ownership plans. The Company had previously adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation," as amended, prospectively for all new stock options granted to employees on or after January 1, 2003. Upon adoption of SFAS No. 123(R), there were no unvested stock options issued prior to January 1, 2003, and, therefore, the adoption of SFAS No. 123(R) had no impact to the Company's financial condition or results of operations with respect to the unvested employee options.

New accounting pronouncements

In November 2007, the staff of the Securities and Exchange Commission ("SEC") issued Staff Accounting Bulletin ("SAB") No. 109, "Written Loan Commitments Recorded at Fair Value Through Earnings." SAB 109 revises and rescinds portions of SAB 105, "Application of Accounting Principles to Loan Commitments." Specifically, SAB 109 states that the expected net future cash flows related to the associated servicing of the loan should be included in the measurement of all written loan commitments that are accounted for at fair value through earnings. SAB 109 is effective for all written loan commitments recorded at fair value that are entered into, or substantially modified, in fiscal quarters beginning after December 15, 2007. The Company will adopt SAB 109 effective January 1, 2008 for its loan commitments that are recorded at fair value through earnings. The Company's adoption of this guidance is not expected to have a material effect on the Company's financial position or results of operations.

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities." This statement provides companies with an option to report selected financial assets and liabilities at fair value, with the associated changes in fair value reflected in the Statements of Operations. The Company will adopt this guidance effective January 1, 2008. The Company's adoption of this guidance is not anticipated to have a material effect on the Company's financial position or results of operations.

In April 2007, the FASB issued FSP FIN 39-1, "Amendment of FASB Interpretation No. 39." FSP FIN 39-1 modifies FIN No. 39, "Offsetting of Amounts Related to Certain Contracts," and permits companies to offset cash collateral receivables or payables with net derivative positions under certain circumstances. This FSP is effective for fiscal years beginning after November 15, 2007 and is required to be applied retrospectively to financial statements for all periods presented. The Company's adoption of this guidance is not expected to have a material effect on the Company's financial position or results of operations.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

In September 2006, the staff of the SEC issued SAB No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements." The interpretations in SAB 108 express the staff's views regarding the process of quantifying financial statement misstatements. Specifically, the SEC staff believes that registrants must quantify the impact on current period financial statements of correcting all misstatements, including both those occurring in the current period and the effect of reversing those that have accumulated from prior periods. SAB 108 is effective for fiscal years ending after November 15, 2006. Since the Company's method for quantifying financial statement misstatements already considers those occurring in the current period and the effect of reversing those that have accumulated from prior periods, the adoption of SAB 108 had no effect to the financial position or results of operations of the Company.

In March 2006, the FASB issued SFAS No. 156, "Accounting for Servicing of Financial Assets." This statement requires that servicing assets or liabilities be initially measured at fair value, with subsequent changes in value reported based on either a fair value or amortized cost approach for each class of servicing assets or liabilities. Under previous guidance, such servicing assets or liabilities were initially measured at historical cost and the amortized cost method was required for subsequent reporting. The Company adopted this guidance effective January 1, 2007, and elected to continue reporting subsequent changes in value using the amortized cost approach. Adoption of this guidance had no material effect on the Company's financial position or results of operations.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This statement defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. This statement does not change which assets and liabilities are required to be recorded at fair value, but the application of this statement could change current practices in determining fair value. The Company will adopt this guidance effective January 1, 2008. The Company adoption of this guidance is not expected to have a material effect on the Company's financial position or results of operations.

In June 2006, the FASB issued FIN No. 48, "Accounting for Uncertainty in Income Taxes," an Interpretation of FASB Statement No. 109. See Note 8 for details regarding the adoption of this pronouncement.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Instruments." This statement eliminates an exception from the requirement to bifurcate an embedded derivative feature from beneficial interests in securitized financial assets. The Company has used this exception for investments the Company has made in securitized financial assets in the normal course of operations, and thus has not previously had to consider whether such investments contain an embedded derivative. The new requirement to identify embedded derivatives in beneficial interests will be applied on a prospective basis only to beneficial interests acquired, issued, or subject to certain remeasurement conditions after the adoption of the guidance. This statement also provides an election, on an instrument by instrument basis, to measure at fair value an entire hybrid financial instrument that contains an embedded derivative requiring bifurcation, rather than measuring only the embedded derivative on a fair value basis. If the fair value election is chosen, changes in unrealized gains and losses are reflected in the Statements of Operations. The Company adopted this guidance effective January 1, 2007. The Company's adoption of this guidance did not have a material effect on the Company's financial position or results of operations.

In November 2005, the FASB issued FSP FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments." This FSP provides impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities, primarily by referencing existing accounting guidance. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company adopted this guidance effective January 1, 2006, and it did not have a material effect on the Company's financial position or results of operations.

In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs, including deferred policy acquisition costs, valuation of business acquired and deferred sales inducements, on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract, and was effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

The Company adopted SOP 05-1 effective January 1, 2007. The effect of initially adopting SOP 05-1 was a charge to the opening balance of retained earnings of $14.7 million before tax, $9.5 million net of taxes, which was reported as a "Cumulative effect of a change in accounting principle, net of taxes" in the Statement of Stockholder's Equity for the twelve months ended December 31, 2007.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Reclassifications

Certain amounts in the prior years have been reclassified to conform to the current year presentation.

3. INVESTMENTS

Fixed Maturities and Equity Securities:

The following tables provide additional information relating to fixed maturities and equity securities (excluding investments classified as trading) as of December 31:

                                                       2007
                                    -------------------------------------------
                                                 Gross      Gross
                                    Amortized  Unrealized Unrealized
                                      Cost       Gains      Losses   Fair Value
                                    ---------- ---------- ---------- ----------
                                                  (in thousands)
Fixed maturities available for sale
Bonds:
   U.S. Treasury securities and
     obligations of U.S.
     government corporations and
     agencies                       $  105,498  $   971    $    --   $  106,469
   Obligations of U.S. states, and
     their political subdivisions        1,910      399          1        2,308
   Foreign government bonds              6,043      603         96        6,550
   Asset backed securities             131,315      305      7,984      123,636
   Commercial mortgage backed
     securities                        242,925    4,852         50      247,727
   Residential mortgage-backed
     securities                        192,304    3,144          1      195,447
   Public utilities                    136,771    1,929        752      137,948
   All other corporate bonds           512,276    6,923      3,606      515,593
                                    ----------  -------    -------   ----------
Total fixed maturities available
  for sale                          $1,329,042  $19,126    $12,490   $1,335,678
                                    ==========  =======    =======   ==========
Equity securities available for
  sale                              $   12,476  $    --    $   877   $   11,599
                                    ==========  =======    =======   ==========

                                                       2006
                                    -------------------------------------------
                                                 Gross      Gross
                                    Amortized  Unrealized Unrealized
                                      Cost       Gains      Losses   Fair Value
                                    ---------- ---------- ---------- ----------
                                                  (in thousands)
Fixed maturities available for sale
Bonds:
   U.S. Treasury securities and
     obligations of U.S.
     government corporations and
     agencies                       $   20,109  $   337     $   11   $   20,435
   Obligations of U.S. states, and
     their political subdivisions        1,973      419          1        2,391
   Foreign government bonds             10,821      836         --       11,657
   Asset backed securities             146,752    1,087        265      147,574
   Commercial mortgage backed
     securities                        160,048    2,827         29      162,846
   Residential mortgage-backed
     securities                        156,327    2,242        143      158,426
   Public utilities                    114,662    1,656        574      115,744
   All other corporate bonds           550,642    8,169      3,531      555,280
                                    ----------  -------     ------   ----------
Total fixed maturities available
  for sale                          $1,161,334  $17,573     $4,554   $1,174,353
                                    ==========  =======     ======   ==========
Equity securities available for
  sale                              $   18,487  $     9     $  152   $   18,344
                                    ==========  =======     ======   ==========

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements

3. INVESTMENTS (continued)

The amortized cost and fair value of fixed maturities, by contractual maturities at December 31, 2007 is shown below:

                                                           Available for sale
                                                          ---------------------
                                                          Amortized
                                                            Cost     Fair Value
                                                          ---------- ----------
                                                             (in thousands)
Due in one year or less                                   $   31,542 $   31,623
Due after one year through five years                        524,949    530,353
Due after five years through ten years                       213,077    213,276
Due after ten years                                          124,245    117,253
Commercial mortgage backed securities                        242,925    247,727
Residential mortgage-backed securities                       192,304    195,446
                                                          ---------- ----------
Total                                                     $1,329,042 $1,335,678
                                                          ========== ==========

Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed, and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date. The following table depicts the sources of fixed maturity proceeds and related

The following table depicts the sources of fixed maturity proceeds and related gross investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

                                               2007        2006        2005
                                            ----------  ----------  ----------
                                                      (in thousands)
 Fixed maturities, available for sale:
 Proceeds from sales                        $2,131,667  $3,573,598  $2,155,754
 Proceeds from maturities/repayments            63,627      20,350      49,472
 Gross investment gains from sales,
   prepayments and maturities                   13,325       5,965       5,966
 Gross investment losses from sales and
   maturities                                   (4,248)    (32,082)    (17,397)

Commercial Loans

The following table provides the breakdown of the gross carrying values of commercial loans by property type as of December 31:

                                                                 2007    2006
                                                               -------  -------
                                                                (in thousands)
Commercial loans by property type
Office buildings                                               $ 5,971  $ 6,099
Retail stores                                                    3,934    3,918
Apartment complexes                                             10,912   10,692
Agricultural properties                                          7,930    8,205
Other                                                            9,924   11,932
                                                               -------  -------
   Subtotal Commercial Loans                                   $38,671  $40,846
                                                               -------  -------
Allowance for losses on collateralized loans                      (168) $     0
                                                               -------  -------
   Total Commercial Loans                                      $38,503  $40,846
                                                               =======  =======

The following table sets forth the breakdown of our commercial loan portfolio by contractual maturity as of December 31:

                                                                      2007
                                                                 --------------
                                                                 (in thousands)
Maturing in 2011                                                    $28,663
Maturing in 2013                                                      5,451
Maturing in 2016                                                      4,557
                                                                    -------
   Total Commercial Loans                                           $38,671
                                                                    =======

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements

3. INVESTMENTS (continued)

Other Long-Term Investments

The following table provides information relating to other long-term investments as of December 31:

                                                                      2007
                                                                 --------------
                                                                 (in thousands)
Joint ventures and limited partnerships                             $ 2,514
Derivatives                                                          (2,644)
                                                                    -------
Total other long-term investments                                   $  (130)
                                                                    =======

                                                                      2006
                                                                 --------------
                                                                 (in thousands)
Joint ventures and limited partnerships                              $6,063
Derivatives                                                              42
                                                                     ------
Total other long-term investments                                    $6,105
                                                                     ======

Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for 2007, 2006, and 2005:

                                          Year ended   Year ended   Year ended
                                         December 31, December 31, December 31,
                                             2007         2006         2005
                                         ------------ ------------ ------------
                                                     (in thousands)
Fixed maturities - available for sale      $67,273      $82,976      $ 87,920
Equity securities - available for sale       1,226        1,254           752
Policy loans                                   742          702           627
Short-term investments and cash
  equivalents                                6,345        9,937        10,495
Other                                        4,124        2,504         2,316
                                           -------      -------      --------
Gross investment income                     79,710       97,373       102,110
                                           -------      -------      --------
   Less: investment expenses                (5,085)      (9,082)       (9,229)
                                           -------      -------      --------
Net investment income                      $74,625      $88,291      $ 92,881
                                           =======      =======      ========

Realized investment (losses) gains, net including charges for other than temporary reductions in value, for year ended December 31, 2007, year ended December 31, 2006, and year ended December 31, 2005 were from the following sources:

                                          Year ended   Year ended   Year ended
                                         December 31, December 31, December 31,
                                             2007         2006         2005
                                         ------------ ------------ ------------
                                                     (in thousands)
 Fixed maturities                          $  9,078     $(26,155)    $(11,431)
 Equity securities - available for sale      (1,010)        (858)          --
 Derivatives                                (48,872)     (21,022)     (20,690)
 Mortgage loans                                (168)          --           --
                                           --------     --------     --------
 Realized investment gains (losses), net   $(40,972)    $(48,035)    $(32,121)
                                           ========     ========     ========

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements

3. INVESTMENTS (continued)

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains (losses) on securities classified as "available for sale" are included in the Statements of Financial Position as a component of "Accumulated other comprehensive (loss) income." Changes in these amounts include reclassification adjustments to exclude from "Other comprehensive
(loss) income," those items that are included as part of "Net income" for a period that also had been part of "Other comprehensive (loss) income" in earlier periods. The amounts for the years ended December 31, net of tax, are as follows (in thousands):

                                                                  Deferred Policy
                                                                    Acquisition                 Accumulated Other
                                                                     Costs and     Deferred   Comprehensive Income
                                                   Net Unrealized  Valuation of   Income Tax  (Loss) Related To Net
                                                   Gains (Losses)    Business     (Liability) Unrealized Investment
                                                   on Investments    Acquired       Benefit      Gains (Losses)
                                                   -------------- --------------- ----------- ---------------------
Balance, December 31, 2004                            $ 34,321        $(2,319)     $(11,312)        $ 20,690
Net investment gains (losses) on investments
  arising during the period                            (51,100)            --            --          (51,100)
Reclassification adjustment for losses (gains)
  included in net income                                11,431             --            --           11,431
Impact of net unrealized investment (gains)
  losses on deferred policy acquisition costs and
  valuation of business acquired                            --          3,221        12,886           16,107
                                                      --------        -------      --------         --------
Balance, December 31, 2005                              (5,348)           902         1,574           (2,872)
Net investment gains (losses) on investments
  arising during the period                             (8,789)            --            --           (8,789)
Reclassification adjustment for losses (gains)
  included in net income                                27,013             --            --           27,013
Impact of net unrealized investment (gains)
  losses on deferred policy acquisition costs and
  valuation of business acquired                            --         (5,453)       (4,522)          (9,975)
                                                      --------        -------      --------         --------
Balance, December 31, 2006                              12,876         (4,551)       (2,948)           5,377
Net investment gains (losses) on investments
  arising during the period                            (15,184)                                      (15,184)
Reclassification adjustment for losses (gains)
  included in net income                                 8,068             --            --            8,068
Impact of net unrealized investment (gains)
  losses on deferred policy acquisition costs and
  valuation of business acquired                                        2,720         1,556            4,276
                                                      --------        -------      --------         --------
Balance, December 31, 2007                            $  5,760        $(1,831)     $ (1,392)        $  2,537

The table below presents unrealized gains (losses) on investments by asset class at December 31,

                                                       2007     2006     2005
                                                      ------  -------  -------
                                                           (in thousands)
 Fixed maturities                                     $6,637  $13,018  $(5,208)
 Equity securities, available for sale                  (877)    (142)    (140)
                                                      ------  -------  -------
 Unrealized gains (losses) on investments             $5,760  $12,876  $(5,348)
                                                      ======  =======  =======

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements

3. INVESTMENTS (continued)

Duration of Gross Unrealized Loss Positions for Fixed Maturities and Equity Securities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturities and equity securities have been in a continuous unrealized loss position, as of December 31, 2007 and 2006:

                                                                             Twelve months
                                                   Less than twelve months      or more               Total
                                                   ----------------------- ------------------ ---------------------
                                                               Unrealized   Fair   Unrealized            Unrealized
                                                   Fair Value    Losses     Value    Losses   Fair Value   Losses
                                                   ----------  ----------  ------- ---------- ---------- ----------
                                                                           (in thousands)
2007
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies             $  105,498    $   --    $    --   $   --   $  105,498  $    --
State, municipalities and political subdivisions        1,858        --         51        1        1,909        1
Foreign government bonds                                5,947        96         --       --        5,947       96
Corporate securities                                  589,861     1,706     54,827    2,653      644,688    4,359
Commercial mortgage-backed securities                 241,309        49      1,565        1      242,874       50
Asset backed securities                               123,144     7,971        189       12      123,333    7,983
Residential mortgage-backed securities                191,269        --      1,034        1      192,303        1
                                                   ----------    ------    -------   ------   ----------  -------
Total fixed maturities, available for sale         $1,258,886    $9,822    $57,666   $2,668   $1,316,552  $12,490
                                                   ==========    ======    =======   ======   ==========  =======
Total equity securities, available for sale        $   11,599    $  877    $    --   $   --   $   11,599  $   877
                                                   ==========    ======    =======   ======   ==========  =======

                                                                               Twelve months
                                                   Less than twelve months        or more                Total
                                                   ----------------------- --------------------- ---------------------
                                                               Unrealized             Unrealized            Unrealized
                                                   Fair Value    Losses    Fair Value   Losses   Fair Value   Losses
                                                   ----------  ----------  ---------- ---------- ---------- ----------
                                                                            (in thousands)
2006
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies              $ 3,784      $    4     $    636    $    7    $  4,420    $   11
State, municipalities and political subdivisions         51           1           --        --          51         1
Foreign government bonds                                 --          --           --        --          --        --
Corporate securities                                 67,225         971       86,140     3,135     153,365     4,106
Commercial mortgage-backed securities                12,748          29           --        --      12,748        29
Asset backed securities                              10,918          13       10,006       252      20,924       265
Residential mortgage-backed securities                   --          --        4,112       143       4,112       143
                                                    -------      ------     --------    ------    --------    ------
Total fixed maturities, available for sale          $94,726      $1,018     $100,894    $3,537    $195,620    $4,555
                                                    =======      ======     ========    ======    ========    ======
Total equity securities, available for sale         $ 6,437      $    3     $ 11,898    $  149    $ 18,335    $  152
                                                    =======      ======     ========    ======    ========    ======

As of December 31, 2007, unrealized gains (losses) on fixed maturities and equity securities was comprised of $13.3 million of gross unrealized losses and $19.1 million of gross unrealized gains. Gross unrealized losses includes $2.7 million of gross losses that have been in such a position for twelve months or greater. Writedowns for impairments, which were deemed to be other than temporary were $980 thousand. Based on a review of the above information in conjunction with other factors as outlined in our policy surrounding other than temporary impairments (see Note 2 to the Consolidated Financial Statements), we have concluded that an adjustment for other than temporary impairments for these securities was not warranted at December 31, 2007.

As of December 31, 2006, unrealized gains (losses) on fixed maturities and equity securities was comprised of $4.7 million of gross unrealized losses and $17.6 million of gross unrealized gains. Gross unrealized losses includes $3.5 million of gross losses that

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements

3. INVESTMENTS (continued)

have been in such a position for twelve months or greater. Writedowns for impairments, which were deemed to be other than temporary were $896 thousand. Based on a review of the above information in conjunction with other factors as outlined in our policy surrounding other than temporary impairments (see Note 2 to the Consolidated Financial Statements), we have concluded that an adjustment for other than temporary impairments for these securities was not warranted at December 31, 2007.

Securities Pledged and Special Deposits

The Company pledges investment securities it owns to unaffiliated parties through securities sold under agreements to repurchase transactions. At December 31, 2007 and 2006 there were no fixed maturities available for sale pledged to third parties.

Fixed maturities of $4.8 million and $4.8 million at December 31, 2007 and 2006, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

4. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in DAC as of and for the year ended December 31, 2007, year ended December 31, 2006, and year ended December 31, 2005, are as follows (in thousands):

                                                  2007        2006      2005
                                               ----------  ---------  --------
 Balance, beginning of year                    $  766,277  $ 528,899  $300,901
 Capitalization of commissions, sales and
   issue expenses                                 442,265    343,907   278,823
 Amortization                                    (156,507)  (104,438)  (51,206)
 Changes in unrealized investment gains and
   losses                                             323     (2,091)      381
 Impact of adoption of SOP 05-1                    (9,535)        --        --
                                               ----------  ---------  --------
 Balance, end of year                          $1,042,823  $ 766,277  $528,899
                                               ==========  =========  ========

5. VALUATION OF BUSINESS ACQUIRED

Details of VOBA and related interest and gross amortization for the year ended December 31, 2007, year ended December 31, 2006, and year ended December 31, 2005 is as follows (in thousands):

                                                    2007      2006      2005
                                                  --------  --------  --------
Balance, beginning of period                      $152,650  $196,023  $234,167
Amortization(1)                                    (41,260)  (50,154)  (53,400)
Interest(2)                                          7,743    10,143    12,416
Change in unrealized gains/losses                    2,397    (3,362)    2,840
Impact of adoption of SOP 05-1                      (2,964)       --        --
                                                  --------  --------  --------
Balance, end of period                            $118,566  $152,650  $196,023
                                                  ========  ========  ========
--------
(1) The average expected life of VOBA was approximately 10 years from the date of acquisition.
(2) The interest accrual rate was 5.78% for the VOBA related to the businesses acquired.

Estimated future net amortization of VOBA as of December 31, 2007 is as follows (in thousands):

 2008                                                                  $ 27,883
 2009                                                                    20,883
 2010                                                                    15,289
 2011                                                                    11,483
 2012                                                                     8,465
 2013 and thereafter                                                     34,563
                                                                       --------
 Total                                                                 $118,566
                                                                       ========

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements

6. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals ("return of net deposits"), (2) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), or
(3) the highest contract value on a specified date minus any withdrawals ("contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods.

The Company also issues annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contract holders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits". In 2007 there were no gains or losses on transfers of assets from the general account to a separate account.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable at annuitization or withdrawals, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contract holder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. As of December 31, 2007 and 2006, the Company had the following guarantees associated with its contracts, by product and guarantee type:

                                              December 31, 2007           December 31, 2006
                                         --------------------------- ---------------------------
                                                            At                          At
                                                      Annuitization/              Annuitization/
                                         In the Event  Accumulation  In the Event  Accumulation
                                           of Death        (1)         of Death        (1)
                                         ------------ -------------- ------------ --------------
                                                             (in thousands)
Variable Annuity Contracts
Return of Net Deposits
Account value                            $34,423,177            N/A  $29,966,235            N/A
Net amount at risk                       $ 1,196,837            N/A  $ 1,487,636            N/A
Average attained age of contractholders   60.7 years            N/A   60.4 years            N/A

Anniversary contract value or minimum
  return
Account value                            $ 7,726,079   $ 23,836,127  $ 6,134,514   $ 16,783,019
Net amount at risk                       $   486,519   $    177,330  $   502,628   $      3,151
Average attained age of contractholders   62.3 years     59.4 years   62.2 years     58.7 years
Average period remaining until expected
  annuitization                                  N/A      4.8 years          N/A      5.6 years

--------
(1) Includes income and withdrawal benefits described herein

                                        December 31, 2007   December 31, 2006
                                       ------------------- -------------------
                                       Unadjusted Adjusted Unadjusted Adjusted
                                         Value     Value     Value     Value
                                       ---------- -------- ---------- --------
 Market value adjusted annuities
 Account value                          $950,514  $948,983  $863,803  $871,795

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements

6. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                                   December 31,   December 31,
                                                       2007           2006
                                                  -------------- --------------
                                                  (in thousands) (in thousands)
Equity funds                                       $16,584,770    $18,154,855
Bond funds                                           4,149,175      4,470,488
Balanced funds                                      16,108,177      8,733,521
Money market funds                                   1,943,205      1,630,531
Specialty funds                                      2,384,341      2,247,531
                                                   -----------    -----------
   Total                                           $41,169,668    $35,236,926
                                                   ===========    ===========

In addition to the above mentioned amounts invested in separate account investment options, $979.6 million and $863.8 million of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features, were invested in general account investment options as of December 31, 2007 and 2006, respectively.

Liabilities For Guarantee Benefits

The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are included in "Future policy benefits" and the related changes in the liabilities are included in "Policyholders' benefits." Guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits ("GMWB"), and guaranteed minimum income and withdrawal benefits ("GMIWB") features are considered to be bifurcated embedded derivatives under SFAS No. 133. Changes in the fair value of these derivatives, along with any fees received or payments made relating to the derivative, are recorded in "Realized investment gains (losses), net." The liabilities for GMAB, GMWB, and GMIWB are included in "Future policy benefits." The Company maintains a portfolio of derivative investments that serve as an economic hedge of the risks of these products, for which the changes in fair value are also recorded in "Realized investment gains (losses), net." This portfolio of derivatives investments does not qualify for hedge accounting treatment under U.S. GAAP.

                                               GMWB/
                                       GMDB    GMAB    GMIWB    GMIB    Totals
                                     -------  ------  -------  ------  -------
                                                   (in thousands)
 Balance as of January 1, 2005        26,300      --       --     700   27,000
                                     -------  ------  -------  ------  -------
    Incurred guarantee benefits (1)   35,500   2,500   (3,000)  1,700   36,700
    Paid guarantee benefits          (35,800)     --       --      --  (35,800)
                                     -------  ------  -------  ------  -------
 Balance as of December 31, 2005      26,000   2,500   (3,000)  2,400   27,900
                                     =======  ======  =======  ======  =======
    Incurred guarantee benefits (1)   49,510  (3,640) (28,962)  1,948   18,857
    Paid guarantee benefits          (31,088)     --       --      --  (31,088)
                                     -------  ------  -------  ------  -------
 Balance as of December 31, 2006      44,422  (1,140) (31,962)  4,348   15,669
                                     =======  ======  =======  ======  =======
    Incurred guarantee benefits (1)   28,837   8,053  128,958  (2,025) 163,823
    Paid guarantee benefits          (30,411)     --       --      --  (30,411)
                                     -------  ------  -------  ------  -------
 Balance as of December 31, 2007      42,848   6,913   96,996   2,323  149,081
                                     =======  ======  =======  ======  =======
--------
(1) Incurred guarantee benefits include the portion of assessments established as additions to reserve as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the death benefits in excess of the account balance. The GMIB liability is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue (or, in the case of acquired contracts, at the acquisition date), the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements

6. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier assumptions should be revised.

The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company's GMAB features are the guaranteed return option ("GRO") features, which includes an automatic investment rebalancing element that reduces the Company's exposure to these guarantees as the rebalancing element moves investments from variable to fixed investment options when markets experience significant or prolonged declines. If the markets subsequently recover, the rebalancing element will move investments from fixed to variable investment options. The GMAB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMWB feature guarantees the contractholder's ability to withdraw amounts equal to an initial principal value (the "GMWB Protected Value"), regardless of the impact of market performance on the contractholder's account value. The GMWB Protected Value is determined as of the date that the contractholder makes his/her first withdrawal under the annuity following election of GMWB. The initial GMWB Protected Value is equal to the greater of (a) the account value on the date that GMWB is elected, plus any additional purchase payments (and credits, for bonus annuities) before the date of the first withdrawal or
(b) the account value of as the date of the first withdrawal. The contractholder also has the option, after a specified period of time, to reset the GMWB Protected Value to the then-current account value, if greater.

The GMIWB features predominantly present a benefit that provides a contractholder two optional methods to receive guaranteed minimum payments over time, a "withdrawal" option or an "income" option. The withdrawal option guarantees that, upon the election of such benefit, a contract holder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of: (1) the account value on the date of first withdrawal;
(2) cumulative deposits when withdrawals commence, less cumulative withdrawals plus a minimum return; or (3) the highest contract value on a specified date minus any withdrawals. The income option guarantees that a contract holder can, upon the election of this benefit, withdraw a lesser amount each year for the annuitant's life based on the total guaranteed balance. The withdrawal or income benefit can be elected by the contract holder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic investment rebalancing element that reduces the Company's exposure to these guarantees as the rebalancing element moves investments from variable to fixed investment options when markets experience significant or prolonged declines. If the markets subsequently recover, the rebalancing element will move investments from fixed to variable investment options. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

Sales Inducements

The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. These deferred sales inducements are included in "Deferred Sales Inducements" in the Company's Statements of Financial Position. The Company offers various types of sales inducements. These inducements include: (1) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in deferred sales inducements are as follows:

                                                                     Sales
                                                                  Inducements
                                                                 --------------
                                                                 (in thousands)
Beginning Balance as of January 1, 2005                             $144,400
   Capitalization                                                     99,600
   Amortization                                                      (16,600)
                                                                    --------
Balance as of December 31, 2005                                      227,400
                                                                    --------
   Capitalization                                                    167,013
   Amortization                                                      (34,598)
                                                                    --------
Balance as of December 31, 2006                                      359,815
                                                                    ========
   Capitalization                                                    263,992
   Amortization                                                      (64,986)
                                                                    --------
Balance as of December 31, 2007                                     $558,821
                                                                    ========

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements

7. REINSURANCE

The Company cedes insurance to other insurers in order to fund the cash strain generated from commission costs on current sales and to limit its risk exposure. The Company utilizes both affiliated and unaffiliated reinsurance arrangements. On its unaffiliated arrangements, the Company uses primarily modified coinsurance reinsurance arrangements whereby the reinsurer shares in the experience of a specified book of business. These reinsurance transactions result in the Company receiving from the reinsurer an upfront ceding commission on the book of business ceded in exchange for the reinsurer receiving in the future, a percentage of the future fees generated from that book of business. Such transfer does not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligation could result in losses to the Company. The Company reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

On its affiliated arrangements, the Company uses automatic coinsurance reinsurance arrangements. These agreements cover all significant risks under features of the policies reinsured. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These affiliated agreements include the reinsurance of the Company's GMWB, GMIWB, and GMAB features. These features are considered to be derivatives under SFAS No. 133, and changes in the fair value of the derivative are recognized through "Realized investment gains (losses), net." Please see Note 12 for further details around the affiliated reinsurance agreements.

The effect of reinsurance for the year ended December 31, 2007, year ended December 31, 2006, and year ended December 31, 2005, was as follows (in thousands):

                                              Unaffiliated Affiliated
                                      Gross      Ceded       Ceded       Net
                                    --------  ------------ ---------- --------
2007
Policy charges and fee income       $736,064    $(28,698)   $     --  $707,366
Realized investment (losses)
  gains, net                        $(94,469)   $     --    $ 53,497  $(40,972)
Policyholders' benefits             $ 68,212    $   (862)   $     --  $ 67,350
General, administrative and other
  expenses                          $535,947    $ (5,560)   $ (1,171) $529,216

2006
Policy charges and fee income       $586,985    $(25,690)   $     --  $561,295
Realized investment (losses)
  gains, net                        $ 31,053    $     --    $(79,088) $(48,035)
Policyholders' benefits             $101,748    $   (381)   $     --  $101,367
General, administrative and other
  expenses                          $435,721    $ (5,450)   $    (27) $430,244

2005
Policy charges and fee income       $484,645    $(28,970)   $     --  $455,675
Realized investment (losses)
  gains, net                        $ (8,326)   $     --    $(23,795) $(32,121)
Policyholders' benefits             $ 67,244    $ (4,271)   $     --  $ 62,973
General, administrative and other
  expenses                          $336,856    $ (6,211)   $     --  $330,645

The Company's Statements of Financial Position also included a reinsurance recoverable from Pruco Re of $104.1 million at December 31, 2007.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements

8. INCOME TAXES

The components of income tax expense for the year ended December 31, 2007, December 31, 2006, and December 31, 2005 are as follows:

                                                       2007    2006     2005
                                                     -------  ------- --------
Current tax expense:
   U.S. and foreign                                  $     0  $    67 $     51
                                                     -------  ------- --------
   Total                                             $     0  $    67 $     51
                                                     -------  ------- --------
Deferred tax expense:
   U.S. and foreign                                  $10,056  $ 5,759 $ 45,202
   State and local                                       303      389      789
                                                     -------  ------- --------
   Total                                             $10,359  $ 6,148 $ 45,991
                                                     -------  ------- --------
Total income tax expense on income from operations   $10,359  $ 6,215 $ 46,042
Other comprehensive income (loss)                     (1,556)   4,521  (12,884)
Cumulative effect of changes in accounting policy     (6,617)       0        0
                                                     -------  ------- --------
Total income tax expense                             $ 2,186  $10,736 $ 33,158
                                                     =======  ======= ========

The income tax expense for the years ended December 31, 2007, December 31, 2006, and December 31, 2005, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes for the following reasons:

                                                    2007      2006      2005
                                                  --------  --------  --------
                                                         (in thousands)
Expected federal income tax expense               $106,734  $ 70,676  $ 71,563
   Non taxable investment income                   (78,437)  (56,133)  (22,747)
   Tax credits                                      (7,367)   (9,463)   (4,841)
   Prior year adjustments                          (11,094)      565       899
   State income taxes, net of federal benefit          197       253       513
   Other                                               326       317       655
                                                  --------  --------  --------
   Total income tax expense                       $ 10,359  $  6,215  $ 46,042
                                                  ========  ========  ========

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                                2007     2006
                                                              -------- --------
                                                               (in thousands)
 Deferred tax assets
    Insurance reserves                                        $318,649 $290,768
    Net operating loss carryforwards                           188,038  114,662
    Tax credit carryforwards                                    27,823   22,007
    Compensation reserves                                        6,428    8,198
    Income taxed in advance                                      4,777   15,734
    Other                                                       10,424   21,045
                                                              -------- --------
    Deferred tax assets                                       $556,139 $472,414
                                                              -------- --------
 Deferred tax liabilities
    VOBA and deferred acquisition cost                        $340,577 $250,757
    Net unrealized gains                                         2,039    4,558
    Other                                                          191      193
                                                              -------- --------
    Deferred tax liabilities                                  $342,807 $255,508
                                                              -------- --------
 Net deferred tax asset                                       $213,332 $216,906
                                                              ======== ========

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements

8. INCOME TAXES (continued)

The Company's federal and state net operating loss carryforwards, totaling approximately $531 million, will expire if not used, between 2019 and 2022. The company's tax credit carryforwards, totaling approximately $28 million, will expire if not used, between 2014 and 2017.

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets. It is intended that the Company will join in the federal income tax return of Prudential Financial once it becomes an eligible company. A valuation allowance would be recorded in the event of a change in management's assessment of the amount of the deferred tax asset that is realizable.

On January 1, 2007, the Company adopted FIN No. 48, "Accounting for Uncertainty in Income Taxes," an Interpretation of FASB Statement No. 109. This interpretation prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on a tax return. Adoption of FIN No. 48 resulted in a decrease to the Company's income tax liability and an increase to retained earnings of $1.4 million as of January 1, 2007.

The Company had no unrecognized tax benefits as of the date of adoption of FIN No. 48 and as of December 31, 2007.

The Company classifies all interest and penalties related to tax uncertainties as income tax expense. In 2007, the Company recognized nothing in the statement of operations and recognized no liabilities in the statement of financial position for tax-related interest and penalties.

The Company's liability for income taxes does not include a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (the Service) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (tax attributes), the statute of limitations does not close, to the extent of these tax attributes, until the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to our liability for income taxes. Any such adjustment could be material to our results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

In August 2007, the Service issued Revenue Ruling 2007-54. Revenue Ruling 2007-54 included among other items, guidance on the methodology to be followed in calculating the dividends received deduction related to variable life insurance and annuity contracts. In September 2007, the Service released Revenue Ruling 2007-61. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 and informed taxpayers that the U.S. Treasury Department and the Service intend to address through new regulations the issues considered in Revenue Ruling 2007-54, including the methodology to be followed in determining the dividends received deduction related to variable life insurance and annuity contracts. These activities had no impact on the Company's 2007 results.

In January 2007, the Service began an examination of tax years 2004 through 2006. For tax year 2007, the Company participated in the Service's new Compliance Assurance Program (CAP). Under CAP, the Service assigns an examination team to review completed transactions contemporaneously during the 2007 tax year in order to reach agreement with the Company on how they should be reported in the tax return. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax return is filed It is management's expectation this new program will significantly shorten the time period between the Company's filing of its federal income tax return and the Service's completion of its examination of the return.

9. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income (loss) of the Company amounted to $106.0 million, $110.2 million, and $(31.4) million, for the years ended December 31, 2007, 2006, and 2005, respectively. Statutory surplus of the Company amounted to $438.3 million and $327.2 million at December 31, 2007 and 2006, respectively.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements

9. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS (continued)

Without prior approval of its domiciliary commissioner, dividends to shareholders are limited by the laws of the Company's state of incorporation, Connecticut. The State of Connecticut restricts dividend payments to the greater of 10% of the prior year's surplus or net gain from operations from the prior year. Net gain from operations is defined as income after taxes but prior to realized capital gains, as reported on the Summary of Operations. Based on 2007 earnings, there is capacity to pay a dividend of $105.0 million without prior approval in 2008.

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values presented below have been determined using available market information and by applying valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. These fair values may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the fair values. The methods and assumptions discussed below were used in calculating the fair values of the instruments.

Fixed maturities and Equity securities

The fair values of public fixed maturity securities are based on quoted market prices or estimates from independent pricing services. However, for investments in private placement fixed maturity securities, this information is not available. For these private investments, the fair value is determined typically by using a discounted cash flow model, which considers current market credit spreads for publicly traded issues with similar terms by companies of comparable credit quality, and an additional spread component for the reduced liquidity associated with private placements. This additional spread component is determined based on surveys of various third party financial institutions. Historically, changes in estimated future cash flows or the assessment of an issuer's credit quality have been the more significant factors in determining fair values. In determining the fair value of certain fixed maturity securities, the discounted cash flow model may also use unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the security.

Commercial Loans

The fair value of commercial loans, other than those held by the Company's commercial mortgage operations, is primarily based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate, and adjusted for the current market spread for similar quality loans.

The fair value of commercial loans held by the Company's commercial mortgage operations is based upon various factors, including the terms of the loans, the intended exit strategy for the loans based upon either a securitization pricing model or commitments from investors, prevailing interest rates, and credit risk.

The carrying amount approximates or equals fair value for the following instruments: fixed maturities, equity securities, policy loans, trading securities, short-term investments, cash and cash equivalents, separate account assets and liabilities, and long-term and short-term borrowing.

The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

                                     2007                       2006
                          -------------------------- --------------------------
                                         Estimated                  Estimated
                          Carrying Value Fair Value  Carrying Value Fair Value
                          -------------- ----------- -------------- -----------
                                             (in thousands)
 Financial assets:
    Fixed maturities       $ 1,335,678   $ 1,335,678  $ 1,174,353   $ 1,174,353
    Trading securities          16,314        16,314       18,144        18,144
    Equity securities           11,599        11,599       18,344        18,344
    Commercial Loans            38,503        39,514       40,846        41,104
    Policy loans                12,965        12,965       12,638        12,638
    Short-term
      investments              143,966       143,966       60,872        60,872
    Cash and cash
      equivalents                  697           697          664           664
    Separate account
      assets                41,538,366    41,538,366   35,608,409    35,608,409

 Financial liabilities:
    Short-term borrowing   $   195,280   $   195,280  $   159,546   $   159,546
    Long-term borrowing        680,000       680,000      405,000       405,000
    Separate account
      liabilities           41,538,366    41,538,366   35,608,409    35,608,409

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements

11. CONTINGENT LIABILITIES AND LITIGATION

Contingent Liabilities

On an ongoing basis, our internal supervisory and control functions review the quality of our sales, marketing, administration and servicing, and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, we may offer customers appropriate remediation and may incur charges, including the costs of such remediation, administrative costs and regulatory fines.

Litigation and Regulatory Matters

The Company is subject to legal and regulatory actions in the ordinary course of our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which we operate. We are subject to class action lawsuits and other litigation alleging, among other things, that we made improper or inadequate disclosures in connection with the sale of annuity products or charged excessive or impermissible fees on these products, recommended unsuitable products to customers, mishandled customer accounts or breached fiduciary duties to customers. We are also subject to litigation arising out of our general business activities, such as our investments and contracts, and could be exposed to claims or litigation concerning certain business or process patents. Regulatory authorities from time to time make inquiries and conduct investigations and examinations relating particularly to us and our products. In addition, we, along with other participants in the business in which we engage, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of our pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of a litigation or regulatory matter, and the amount or range of potential loss at any particular time, is inherently uncertain. The following is a summary of certain pending proceedings:

The Company has commenced a remediation program to correct errors in the administration of approximately 11,000 annuity contracts issued by the Company. The owners of these contracts did not receive notification that the contracts were approaching or past their designated annuitization date or default annuitization date (both dates referred to as the "contractual annuity date") and the contracts were not annuitized at their contractual annuity dates. Some of these contracts also were affected by data integrity errors resulting in incorrect contractual annuity dates. The lack of notice and the data integrity errors, as reflected on the annuities administrative system, all occurred before the Acquisition. The remediation and administrative costs of the remediation program are subject to the indemnification provisions of the Acquisition Agreement.

Commencing in 2003, the Company received formal requests for information from the SEC and the New York Attorney General ("NYAG") relating to market timing in variable annuities by the Company and certain affiliated companies. In connection with these investigations, with the approval of Skandia an offer was made by the Company to the authorities investigating its companies, the SEC and NYAG, to settle these matters by paying restitution and a civil penalty of $95 million in the aggregate. While not assured, the Company believes these discussions are likely to lead to settlements with these authorities by it or its affiliates. Any regulatory settlement involving the Company and certain affiliates would be subject to the indemnification provisions of the Acquisition Agreement pursuant to which Prudential Financial purchased the Company and certain affiliates in May 2003 from Skandia. If achieved, settlement of the matters relating to the Company and certain affiliates also could involve continuing monitoring, changes to and/or supervision of business practices, findings that may adversely affect existing or cause additional litigation, adverse publicity and other adverse impacts to the Company's businesses.

During the third quarter of 2004, the Company identified a system-generated calculation error in its annuity contract administration system that existed prior to the Acquisition. This error related to the calculation of amounts due to customers for certain transactions subject to a market value adjustment upon the surrender or transfer of monies out of their annuity contract's fixed allocation options. The error resulted in an underpayment to policyholders, as well as additional anticipated costs to the Company associated with remediation, breakage and other costs. The Company's consultants have developed the systems functionality to compute remediation amounts and are in the process of running the computations on affected contracts. The Company contacted state insurance regulators and commenced Phase I of its outreach to customers on November 12, 2007. The Company has advised Skandia that a portion of the remediation and related administrative costs are subject to the indemnification provisions of the Acquisition Agreement.

From January 2006 to May 2007, thirty complaints were filed in 17th Judicial Circuit Court, Broward County, Florida alleging misrepresentations in the sale of annuities against the Company and in certain of the cases the two brokers who sold the annuities. The complaints allege that the brokers represented that any losses in the annuities would be insured or paid by a state guaranty fund and purport to state claims of breach of fiduciary duty, negligence, fraud, fraudulent inducement, negligent misrepresentation and seek damages in unspecified amounts but in excess of $15,000 per case. The matter is subject to the indemnification provisions of the Acquisition Agreement.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements

11. CONTINGENT LIABILITIES AND LITIGATION (continued)

The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of the Company's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on our financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on our financial position.

It should be noted that the judgments, settlements and expenses associated with many of these lawsuits, administrative and regulatory matters, and contingencies, including certain claims described above, may, in whole or in part, after satisfaction of certain retention requirements, fall within Skandia's indemnification obligations to Prudential Financial and its subsidiaries under the terms of the Acquisition Agreement. Those obligations of Skandia provide for indemnification of certain judgments, settlements, and costs and expenses associated with lawsuits and other claims against the Company ("matters"), and apply only to matters, or groups of related matters, for which the costs and expenses exceed $25,000 individually. Additionally, those obligations only apply to such otherwise indemnifiable losses that exceed $10 million in the aggregate, subject to reduction for insurance proceeds, certain accruals and any realized tax benefit applicable to such amounts, and those obligations do not apply to the extent that such aggregate exceeds $1 billion. We are in discussions with Skandia regarding the satisfaction of the $10 million deductible.

12. RELATED PARTY TRANSACTIONS

In addition to the following related party transactions, the Company has extensive transactions and relationships with PAI and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Affiliated Asset Management Fee Income

In accordance with an agreement with ASISI, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust. Income received from ASISI related to this agreement was $178.5 million, $121.9 million, and $82.3 million, for the year ended December 31 2007, year ended December 31, 2006, and year ended December 31, 2005, respectively. These revenues are recorded as "Asset management fees" in the Statements of Operations and Comprehensive Income.

Cost Allocation Agreements with Affiliates

Certain operating costs (including rental of office space, furniture, and equipment) have been charged to the Company at cost by Prudential Annuities Information Services and Technology Corporation ("PAIST"), formerly known as American Skandia Information Services and Technology Corporation, an affiliated company. PALAC signed a written service agreement with PAIST for these services executed and approved by the Connecticut Insurance Department in 1995. This agreement automatically continues in effect from year to year and may be terminated by either party upon 30 days written notice.

Allocated lease expense was $5.3 million, $6.5 million, and $8.6 million, for the year ended December 31, 2007, year ended December 31, 2006, and year ended December 31, 2005, respectively. Allocated sub-lease rental income, recorded as a reduction to lease expense, was $3.9 million, $3.1 million, and $2.5 million, for the year ended December 31, 2007, year ended December 31, 2006, and year ended December 31, 2005, respectively. Assuming that the written service agreement between PALAC and PAIST continues indefinitely, PALAC's allocated future minimum lease payments and sub-lease receipts per year and in aggregate as of December 31, 2007 are as follows (in thousands):

                                                               Lease  Sub-Lease
                                                              ------- ---------
 2008                                                         $ 8,603  $ 3,895
 2009                                                           8,565    3,296
 2010                                                           8,377    3,126
 2011                                                           8,377    3,015
 2012                                                           7,377    1,231
 2013 and thereafter                                           11,532    1,069
                                                              -------  -------
 Total                                                        $52,831  $15,632
                                                              =======  =======

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements

12. RELATED PARTY TRANSACTIONS (continued)

The Company pays commissions and certain other fees to PAD in consideration for PAD's marketing and underwriting of the Company's products, which commissions and fees are paid by PAD to unaffiliated broker-dealers who sell the Company's products. Commissions and fees paid by the Company to PAD during the year ended December 31, 2007, year ended December 31, 2006, and year ended December 31, 2005 were $498.1 million, $384.4 million, and $312.3 million, respectively.

Reinsurance Agreements

During 2007, the Company amended the reinsurance agreements it entered into in 2005 covering its Lifetime Five benefit ("LT5"). The coinsurance agreement entered into with The Prudential Insurance Company of America ("Prudential Insurance") in 2005 provided for the 100% reinsurance of its LT5 feature sold on new business prior to May 6, 2005. This agreement was recaptured effective August 1, 2007. Effective July 1, 2005, the Company entered into a coinsurance agreement with Pruco Reinsurance, Ltd. ("Pruco Re") providing for the 100% reinsurance of its LT5 feature sold on new business after May 5, 2005 as well as for riders issued on or after March 15, 2005 forward on business in-force before March 15, 2005. This agreement was amended effective August 1, 2007 to include the reinsurance of business sold prior to May 6, 2005 that was previously reinsured to Prudential Insurance. Fees ceded under these agreements, included in "Realized investments (losses) gains, net" on the financial statements, were $38.3 million, $20.8 million, and $3.8 million for 2007, 2006, and 2005, respectively.

Effective November 20, 2006, the Company entered into a new coinsurance agreement with Pruco Re providing for the 100% reinsurance of its Highest Daily Lifetime Five benefit ("HDLT5") feature. Fees ceded on this agreement, included in "Realized investments (losses) gains, net" on the financial statements, were $7.9 million as of December 31, 2007 and $42 thousand as of December 2006.

Effective March 20, 2006, the Company entered into a new coinsurance agreement with Pruco Re providing for the 100% reinsurance of its Spousal Lifetime Five benefit ("SLT5") feature. Fees ceded on this agreement, included in "Realized investments (losses) gains, net" on the financial statements, were $9.5 million as of December 31, 2007 and $2.0 million as of December 2006.

During 2004, the Company entered into two reinsurance agreements with affiliates as part of our risk management and capital management strategies. We entered into a 100% coinsurance agreement with Prudential Insurance providing for the reinsurance of its guaranteed minimum withdrawal benefit feature ("GMWB"). Fees ceded on this agreement, included in "Realized investments (losses) gains, net" on the financial statements, were $3.5 million, $3.1 million, and $2.4 million for 2007, 2006, and 2005, respectively. The Company also entered into a 100% coinsurance agreement with Pruco Re providing for the reinsurance of its guaranteed return option ("GRO"). In prior years, the Company entered into reinsurance agreements to provide additional capacity for growth in supporting the cash flow strain from the Company's variable annuity and variable life insurance business. Fees ceded on this agreement, included in "Realized investments (losses) gains, net" on the financial statements, were $23.5 million, $19.1 million, and $16.2 million for 2007, 2006, and 2005, respectively.

Debt Agreements

Short-term and Long-term borrowings

On December 31, 2007 the Company entered into a $350 million loan with Prudential Funding LLC. This loan had an interest rate of 5.47%. The loan was subsequently rolled over on January 11, 2008 as a PFI loan with a new interest rate of 5.26% and new maturity date of January 15, 2013. Accrued interest payable was $53 thousand as of December 31, 2007.

On December 14, 2006, the Company entered into a $300 million loan with Prudential Financial. This loan has an interest rate of 5.18% and matures on December 14, 2011. The total related interest expense to the Company was $15.6 million as of December 31, 2007. Accrued interest payable was $777 thousand as of December 31, 2007 and $734 thousand as of December 31, 2006.

On March 10, 2005, the Company entered into a $30 million loan with Prudential Funding, LLC. This loan has an interest rate of 5.52% and matures on March 11, 2008. The total related interest expense to the Company was $1.8 million for the year ended December 31, 2007 and $1.6 million for the year ended
December 31, 2006. Accrued interest payable was and $101 thousand as of December 31, 2007 and $96 thousand as of December 31, 2006.

On March 12, 2004, the Company entered into a $45 million loan with Prudential Funding LLC. This loan had an interest rate of 2.78% and matured on March 10, 2005. The loan was subsequently rolled over with a new interest rate of 5.67% and new maturity date of March 12, 2007. Interest paid related to these borrowings was $503 thousand for the year ended December 31, 2007, $2.4 million for the year ended December 31, 2006, $1.6 million for the year ended
December 31, 2005 and $248 thousand for the year ended December 31, 2004. Accrued interest payable was $142 thousand as of December 31, 2006.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements

12. RELATED PARTY TRANSACTIONS (continued)

On March 10, 2005, the Company entered into a $30 million loan with Prudential Funding, LLC. This loan had an interest rate of 5.67% and matured on March 12, 2007. The total related interest expense to the Company was $336 thousand for the year ended December 31, 2007 and $1.6 million for the year ended
December 31, 2006. Accrued interest payable was $95 thousand as of December 31, 2006.

On May 1, 2004, the Company entered into a $500 million credit facility agreement with Prudential Funding LLC. Effective December 1, 2004, the credit facility agreement was increased to $750 million. Interest paid related to these borrowings was $2.8 million, $8.7 million, $1.7 million, and $678 thousand for the year ended December 31, 2007, December 31, 2006, December 31, 2005, and December 31, 2004, respectively. As of December 31, 2007 and 2006, $195.3 million and $159.5 million, respectively, was outstanding under this credit facility. Accrued interest payable was $824 thousand and $515 thousand as of December 31, 2007 and 2006, respectively.

Future fees payable to PAI

In a series of transactions with PAI, the Company sold certain rights to receive a portion of future fees and contract charges expected to be realized on designated blocks of deferred annuity contracts.

The proceeds from the sales have been recorded as a liability and are being amortized over the remaining surrender charge period of the designated contracts using the interest method. The Company did not sell the right to receive future fees and charges after the expiration of the surrender charge period.

In connection with these sales, PAI through special purpose trusts, issued collateralized notes in private placements, which were secured by the rights to receive future fees and charges purchased from the Company. As part of the Acquisition, the notes issued by PAI were repaid.

Under the terms of the securitization purchase agreements, the rights sold provide for PAI to receive a percentage (60%, 80% or 100% depending on the underlying commission option) of future mortality and expense charges and contingent deferred sales charges, after reinsurance, expected to be realized over the remaining surrender charge period of the designated contracts (generally 6 to 8 years). As a result of purchase accounting, the liability was reduced to reflect the discounted estimated future payments to be made and has been subsequently reduced by amortization according to a revised schedule. If actual mortality and expense charges and contingent deferred sales charges are less than those projected in the original amortization schedules, calculated on a transaction by transaction basis, PAI has no recourse against the Company.

The Company has determined, using assumptions for lapses, mortality, free withdrawals and a long-term fund growth rate of 8% on the Company's assets under management, that the discounted estimated future payments to PAI would be $14.2 million and $56.2 million as of December 31, 2007 and 2006, respectively.

Payments, representing fees and charges in the aggregate amount, respectively of $46.7 million, $74.8 million, $96.6 million, were made by the Company to PAI during the year ended December 31 2007, year ended December 31, 2006 and year ended December 31, 2005. Related expense of $10.4 million, $10.1 million and $9.2 million, respectively has been included in the Statements of Operations and Comprehensive Income for the year ended December 31, 2007, year ended December 31, 2006, and year ended December 31, 2005.

The Commissioner of the State of Connecticut has approved the transfer of future fees and charges; however, in the event that the Company becomes subject to an order of liquidation or rehabilitation, the Commissioner has the ability to restrict the payments due to PAI, into a restricted account, under the Purchase Agreement subject to certain terms and conditions.

The present values of the transactions that are still active as of 12/31/2007 as of the respective effective date were as follows (dollars in thousands):

             Closing    Effective     Contract Issue     Discount    Present
Transaction    Date        Date           Period           Rate       Value
----------- ----------  ----------  ------------------  ----------  ----------
 2000-1       3/22/00     2/1/00     8/1/99 - 1/31/00         7.5%     169,459
 2000-2       7/18/00     6/1/00     2/1/00 - 4/30/00        7.25%      92,399
 2000-3       1/18/01    12/1/00     5/1/00 - 10/31/00       7.25%     107,138
 2000-4      12/28/00    12/1/00     1/1/98 - 10/31/00       7.25%     107,291
 2002-1       4/12/02     3/1/02    11/1/00 - 12/31/01        6.0%     101,713

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements

12. RELATED PARTY TRANSACTIONS (continued)

Future amortization of future fees payable to PAI as of December 31, 2007, according to a revised amortization schedule, are as follows (in thousands):

 Year                                                                   Amount
 ----                                                                   -------
 2008                                                                   $11,421
 2009                                                                       750
                                                                        -------
 Total                                                                  $12,171
                                                                        =======

13. LEASES

The Company entered into an eleven-year lease agreement for office space in Westminster, Colorado, effective January 1, 2001. Lease expense for the year ended December 31, 2007, year ended December 31, 2006, and year ended
December 31 2005, was $4.0 million, $3.3 million, and $3.0 million, respectively. Sub-lease rental income was $1.0 million, $635 thousand, and $405 thousand for the year ended December 31, 2007, year ended December 31, 2006, and year ended December 31 2005. Future minimum lease payments and sub-lease receipts per year and in aggregate as of December 31, 2007 are as follows (in thousands):

                                                               Lease  Sub-Lease
                                                              ------- ---------
 2008                                                         $ 3,491  $1,462
 2009                                                           3,492   1,210
 2010                                                           3,492   1,242
 2011                                                           3,201   1,270
 2012                                                               0       0
 2013 and thereafter                                                0       0
                                                              -------  ------
 Total                                                        $13,676  $5,184
                                                              =======  ======

14. EMPLOYEE BENEFITS

The Company's employees are covered by funded non-contributory defined benefit pension plans of Prudential Insurance. Prudential Insurance also has several non-funded non-contributory defined benefit plans covering certain executives. Benefits for transitioned former employees of the Company are based on a notional account balance that takes into consideration age, service and salary during their careers. Prudential Insurance's funding policy is to contribute annually an amount necessary to satisfy the Internal Revenue Code contribution guidelines, but no contributions have been required in recent years.

The Company has no legal obligation for benefits under these plans.

Substantially all of the Company's employees may become eligible to receive postretirement benefits under Prudential Insurance plans if they retire after age 55 with at least 10 years of service. These benefits are funded as considered necessary.

Postretirement benefits are accounted for in accordance with SFAS No. 158, Employers Accounting for Defined Benefit Pension and Other Postretirement Plans.

The Company's share of net expense for the pension plans was $3.9 million, $4.3 million and $3.1 million for the twelve months ended December 31, 2007, twelve months ended December 31, 2006, and twelve months ended December 31, 2005, respectively.

Prudential Insurance sponsors voluntary savings plan for the Company's employees (401(k) plans). The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The expense charged the Company for the matching contribution to the plans was $1.9 million, $1.5 million, and $1.4 million in 2007, 2006, and 2005, respectively.

15. CONTRACT WITHDRAWAL PROVISIONS

Approximately 99% of the Company's separate account liabilities are subject to discretionary withdrawal by contract holders at market value or with market value adjustment. Separate account assets, which are carried at fair value, are adequate to pay such withdrawals, which are generally subject to surrender charges ranging from 9% to 1% for contracts held less than 10 years.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements

16. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2007 and 2006 are summarized in the table below:

                                                 Three months ended
                                     ------------------------------------------
                                     March 31 June 30  September 30 December 31
                                     -------- -------- ------------ -----------
                                                   (in thousands)
 2007
 Total revenues                      $229,508 $246,402   $247,236    $270,462
 Total benefits and expenses          168,875  181,004    148,166     190,609
 Income (loss) from operations
   before income taxes and
   cumulative effect of accounting
   change                              60,633   65,398     99,070      79,853
 Net income (loss)                   $ 52,033 $ 66,211   $ 89,735    $ 86,616

                                                 Three months ended
                                     ------------------------------------------
                                     March 31 June 30  September 30 December 31
                                     -------- -------- ------------ -----------
                                                   (in thousands)
 2006
 Total revenues                      $178,823 $191,201   $217,304    $223,352
 Total benefits and expenses          136,437  134,426    169,589     168,295
 Income (loss) from operations
   before income taxes and
   cumulative effect of accounting
   change                              42,386   56,775     47,715      55,057
 Net income (loss)                   $ 37,555 $ 54,551   $ 41,170    $ 62,441

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF NET ASSETS
December 31, 2007

                                                                          SUBACCOUNTS
                                           --------------------------------------------------------------------------
                                                                           AST American  AST American
                                                  AST        AST T. Rowe     Century       Century
                                           AllianceBernstein Price Large-    Income &     Strategic      AST Money
                                            Growth & Income   Cap Growth      Growth      Allocation      Market
                                               Portfolio      Portfolio     Portfolio     Portfolio      Portfolio
                                           ----------------- ------------  ------------  ------------  --------------
ASSETS
  Investment in the portfolios, at value..  $1,903,008,754   $412,631,001  $292,154,087  $191,018,068  $1,920,245,372
                                            --------------   ------------  ------------  ------------  --------------
  Net Assets..............................  $1,903,008,754   $412,631,001  $292,154,087  $191,018,068  $1,920,245,372
                                            ==============   ============  ============  ============  ==============

NET ASSETS, representing:
  Accumulation units......................  $1,903,008,754   $412,631,001  $292,154,087  $191,018,068  $1,920,245,372
                                            --------------   ------------  ------------  ------------  --------------
                                            $1,903,008,754   $412,631,001  $292,154,087  $191,018,068  $1,920,245,372
                                            ==============   ============  ============  ============  ==============

  Units outstanding.......................     100,698,285     33,935,991    18,554,889    12,598,695     161,788,166
                                            ==============   ============  ============  ============  ==============

  Portfolio shares held...................      80,567,686     35,147,445    18,983,371    12,460,409   1,920,245,371
  Portfolio net asset value per share.....  $        23.62   $      11.74  $      15.39  $      15.33  $         1.00
  Investment in portfolio shares, at cost.  $1,538,402,174   $349,764,788  $242,530,260  $170,917,320  $1,920,245,372

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                          SUBACCOUNTS
                                           --------------------------------------------------------------------------
                                                                           AST American  AST American
                                                  AST        AST T. Rowe     Century       Century
                                           AllianceBernstein Price Large-    Income &     Strategic      AST Money
                                            Growth & Income   Cap Growth      Growth      Allocation      Market
                                               Portfolio      Portfolio     Portfolio     Portfolio      Portfolio
                                           ----------------- ------------  ------------  ------------  --------------
INVESTMENT INCOME
  Dividend income.........................  $   18,579,317   $    499,209  $  5,689,438  $  3,186,095  $   92,748,204
                                            --------------   ------------  ------------  ------------  --------------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............      36,283,899      6,700,067     5,410,130     2,853,323      30,506,605
                                            --------------   ------------  ------------  ------------  --------------

NET INVESTMENT INCOME (LOSS)..............     (17,704,582)    (6,200,858)      279,308       332,772      62,241,599
                                            --------------   ------------  ------------  ------------  --------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....      61,979,608              0             0     8,573,630               0
  Realized gain (loss) on shares
   redeemed...............................     205,486,914     15,546,208    33,228,197    10,418,660               0
  Net change in unrealized gain (loss) on
   investments............................    (179,786,786)     8,833,754   (38,308,671)   (7,383,339)              0
                                            --------------   ------------  ------------  ------------  --------------

NET GAIN (LOSS) ON
   INVESTMENTS............................      87,679,736     24,379,962    (5,080,474)   11,608,951               0
                                            --------------   ------------  ------------  ------------  --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.............................  $   69,975,154   $ 18,179,104  $ (4,801,166) $ 11,941,723  $   62,241,599
                                            ==============   ============  ============  ============  ==============

  The accompanying notes are an integral part of these financial statements.

                                      A1

                                              SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------------------
                                                AST                                        AST
                  AST UBS      AST DeAm      Neuberger     AST DeAm                     Federated
 AST Cohen &      Dynamic      Large-Cap   Berman Small-   Small-Cap                    Aggressive
Steers Realty      Alpha         Value      Cap Growth       Value        AST High        Growth       AST Mid-Cap
  Portfolio      Portfolio     Portfolio     Portfolio     Portfolio   Yield Portfolio  Portfolio    Value Portfolio
-------------  ------------  ------------  ------------- ------------  --------------- ------------  ---------------
$ 249,537,967  $391,123,904  $284,269,989  $197,276,964  $ 71,379,944   $380,466,535   $462,627,358   $111,950,360
-------------  ------------  ------------  ------------  ------------   ------------   ------------   ------------
$ 249,537,967  $391,123,904  $284,269,989  $197,276,964  $ 71,379,944   $380,466,535   $462,627,358   $111,950,360
=============  ============  ============  ============  ============   ============   ============   ============

$ 249,537,967  $391,123,904  $284,269,989  $197,276,964  $ 71,379,944   $380,466,535   $462,627,358   $111,950,360
-------------  ------------  ------------  ------------  ------------   ------------   ------------   ------------
$ 249,537,967  $391,123,904  $284,269,989  $197,276,964  $ 71,379,944   $380,466,535   $462,627,358   $111,950,360
=============  ============  ============  ============  ============   ============   ============   ============

   10,854,854    28,098,154    17,719,513    15,777,446     5,256,032     24,063,690     25,503,060      7,636,631
=============  ============  ============  ============  ============   ============   ============   ============

   20,588,941    28,404,060    22,632,961    18,402,701     7,843,950     49,092,456     40,054,317      9,282,783
$       12.12  $      13.77  $      12.56  $      10.72  $       9.10   $       7.75   $      11.55   $      12.06
$ 335,779,401  $370,442,996  $294,016,063  $142,177,065  $ 92,726,458   $402,713,688   $415,856,892   $108,441,014

                                              SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------------------
                                                AST                                        AST
                  AST UBS      AST DeAm      Neuberger     AST DeAm                     Federated
 AST Cohen &      Dynamic      Large-Cap   Berman Small-   Small-Cap                    Aggressive
Steers Realty      Alpha         Value      Cap Growth       Value        AST High        Growth       AST Mid-Cap
  Portfolio      Portfolio     Portfolio     Portfolio     Portfolio   Yield Portfolio  Portfolio    Value Portfolio
-------------  ------------  ------------  ------------- ------------  --------------- ------------  ---------------
$  11,883,249  $  2,931,623  $  3,261,876  $          0  $    760,492   $ 39,269,843   $          0   $    391,224
-------------  ------------  ------------  ------------  ------------   ------------   ------------   ------------


    6,671,169     4,525,746     5,623,831     2,894,604     1,674,541      7,004,873      8,876,442      2,101,400
-------------  ------------  ------------  ------------  ------------   ------------   ------------   ------------

    5,212,080    (1,594,123)   (2,361,955)   (2,894,604)     (914,049)    32,264,970     (8,876,442)    (1,710,176)
-------------  ------------  ------------  ------------  ------------   ------------   ------------   ------------


   57,495,321             0    20,764,434             0    11,775,750              0     43,708,510      2,960,211

   70,759,071    10,478,546    31,996,682    18,259,056       565,112     15,388,911     31,725,418     10,234,600

 (217,246,755)  (15,562,553)  (52,808,883)   14,724,170   (31,427,929)   (42,645,431)   (25,417,898)    (8,757,874)
-------------  ------------  ------------  ------------  ------------   ------------   ------------   ------------

  (88,992,363)   (5,084,007)      (47,767)   32,983,226   (19,087,067)   (27,256,520)    50,016,030      4,436,937
-------------  ------------  ------------  ------------  ------------   ------------   ------------   ------------

$ (83,780,283) $ (6,678,130) $ (2,409,722) $ 30,088,622  $(20,001,116)  $  5,008,450   $ 41,139,588   $  2,726,761
=============  ============  ============  ============  ============   ============   ============   ============

  The accompanying notes are an integral part of these financial statements.

                                      A2

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF NET ASSETS
December 31, 2007

                                                                        SUBACCOUNTS
                                           ---------------------------------------------------------------------
                                                          AST Goldman
                                                             Sachs       AST Goldman  AST Goldman
                                             AST Small-   Concentrated   Sachs Mid-   Sachs Small-   AST Large-
                                             Cap Value       Growth      Cap Growth    Cap Value     Cap Value
                                             Portfolio     Portfolio      Portfolio    Portfolio     Portfolio
                                           -------------  ------------  ------------  ------------  ------------
ASSETS
  Investment in the portfolios, at value.. $ 775,320,844  $558,899,934  $307,676,958  $144,928,908  $581,478,708
                                           -------------  ------------  ------------  ------------  ------------
  Net Assets.............................. $ 775,320,844  $558,899,934  $307,676,958  $144,928,908  $581,478,708
                                           =============  ============  ============  ============  ============

NET ASSETS, representing:
  Accumulation units...................... $ 775,320,844  $558,899,934  $307,676,958  $144,928,908  $581,478,708
                                           -------------  ------------  ------------  ------------  ------------
                                           $ 775,320,844  $558,899,934  $307,676,958  $144,928,908  $581,478,708
                                           =============  ============  ============  ============  ============

  Units outstanding.......................    42,346,830    23,248,044    31,877,979     6,019,044    33,133,629
                                           =============  ============  ============  ============  ============

  Portfolio shares held...................    54,948,323    20,061,017    52,504,600    12,365,947    30,979,153
  Portfolio net asset value per share..... $       14.11  $      27.86  $       5.86  $      11.72  $      18.77
  Investment in portfolio shares, at cost. $ 827,041,788  $378,192,870  $240,530,434  $184,746,545  $473,692,438

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                        SUBACCOUNTS
                                           ---------------------------------------------------------------------
                                                          AST Goldman
                                                             Sachs       AST Goldman  AST Goldman
                                             AST Small-   Concentrated   Sachs Mid-   Sachs Small-   AST Large-
                                             Cap Value       Growth      Cap Growth    Cap Value     Cap Value
                                             Portfolio     Portfolio      Portfolio    Portfolio     Portfolio
                                           -------------  ------------  ------------  ------------  ------------
INVESTMENT INCOME
  Dividend income......................... $   7,866,244  $          0  $          0  $  1,082,384  $  7,069,631
                                           -------------  ------------  ------------  ------------  ------------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............    15,381,138     8,679,853     5,668,398     2,695,047    10,733,993
                                           -------------  ------------  ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)..............    (7,514,894)   (8,679,853)   (5,668,398)   (1,612,663)   (3,664,362)
                                           -------------  ------------  ------------  ------------  ------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....    87,320,424             0             0    45,242,043    16,352,550
  Realized gain (loss) on shares
   redeemed...............................    30,944,371    53,368,886    30,817,137    15,544,218    47,974,576
  Net change in unrealized gain (loss) on
   investments............................  (170,942,010)   25,650,999    23,794,436   (68,565,413)  (88,823,133)
                                           -------------  ------------  ------------  ------------  ------------

NET GAIN (LOSS) ON
   INVESTMENTS............................   (52,677,215)   79,019,885    54,611,573    (7,779,152)  (24,496,007)
                                           -------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................. $ (60,192,109) $ 70,340,032  $ 48,943,175  $ (9,391,815) $(28,160,369)
                                           =============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A3

                                                SUBACCOUNTS (Continued)
------------------------------------------------------------------------------------------------------------------------
                                                 AST            AST
  AST Lord      AST Marsico                   Neuberger      Neuberger                       AST PIMCO
Abbett Bond-      Capital        AST MFS     Berman Mid-    Berman Mid-                       Limited       AST PIMCO
 Debenture        Growth         Growth      Cap Growth      Cap Value     AST Small-Cap   Maturity Bond   Total Return
 Portfolio       Portfolio      Portfolio     Portfolio      Portfolio    Growth Portfolio   Portfolio    Bond Portfolio
------------  --------------  ------------  ------------  --------------  ---------------- -------------- --------------
$494,617,468  $2,388,547,340  $394,445,179  $696,088,365  $  967,175,672    $157,937,574   $1,209,317,130 $1,562,280,077
------------  --------------  ------------  ------------  --------------    ------------   -------------- --------------
$494,617,468  $2,388,547,340  $394,445,179  $696,088,365  $  967,175,672    $157,937,574   $1,209,317,130 $1,562,280,077
============  ==============  ============  ============  ==============    ============   ============== ==============

$494,617,468  $2,388,547,340  $394,445,179  $696,088,365  $  967,175,672    $157,937,574   $1,209,317,130 $1,562,280,077
------------  --------------  ------------  ------------  --------------    ------------   -------------- --------------
$494,617,468  $2,388,547,340  $394,445,179  $696,088,365  $  967,175,672    $157,937,574   $1,209,317,130 $1,562,280,077
============  ==============  ============  ============  ==============    ============   ============== ==============

  35,946,281     143,872,257    36,835,941    29,930,663      39,786,261       9,715,533       98,431,059    105,807,761
============  ==============  ============  ============  ==============    ============   ============== ==============

  42,676,227     101,770,231    36,387,931    30,923,517      57,297,136       9,166,429      106,453,973    129,114,055
$      11.59  $        23.47  $      10.84  $      22.51  $        16.88    $      17.23   $        11.36 $        12.10
$492,072,451  $1,747,628,799  $258,433,145  $544,933,065  $1,048,641,077    $137,454,710   $1,180,221,609 $1,504,333,313

                                                SUBACCOUNTS (Continued)
------------------------------------------------------------------------------------------------------------------------
                                                 AST            AST
  AST Lord      AST Marsico                   Neuberger      Neuberger                       AST PIMCO
Abbett Bond-      Capital        AST MFS     Berman Mid-    Berman Mid-                       Limited       AST PIMCO
 Debenture        Growth         Growth      Cap Growth      Cap Value     AST Small-Cap   Maturity Bond   Total Return
 Portfolio       Portfolio      Portfolio     Portfolio      Portfolio    Growth Portfolio   Portfolio    Bond Portfolio
------------  --------------  ------------  ------------  --------------  ---------------- -------------- --------------
$ 31,631,844  $    4,117,702  $    119,680  $          0  $    7,592,022    $          0   $   59,115,663 $   34,939,831
------------  --------------  ------------  ------------  --------------    ------------   -------------- --------------


   9,933,787      42,853,872     6,560,456    10,330,391      18,191,377       2,743,442       22,650,408     25,615,402
------------  --------------  ------------  ------------  --------------    ------------   -------------- --------------

  21,698,057     (38,736,170)   (6,440,776)  (10,330,391)    (10,599,355)     (2,743,442)      36,465,255      9,324,429
------------  --------------  ------------  ------------  --------------    ------------   -------------- --------------

   2,142,252               0             0             0     141,415,432               0                0              0

  22,641,911     241,187,163    43,643,008    80,859,795      94,644,150       6,839,331        9,874,467      3,156,267

 (21,939,467)     86,368,081    14,311,645    47,230,162    (206,006,188)      4,887,742       14,669,964     84,839,281
------------  --------------  ------------  ------------  --------------    ------------   -------------- --------------

   2,844,696     327,555,244    57,954,653   128,089,957      30,053,394      11,727,073       24,544,431     87,995,548
------------  --------------  ------------  ------------  --------------    ------------   -------------- --------------

$ 24,542,753  $  288,819,074  $ 51,513,877  $117,759,566  $   19,454,039    $  8,983,631   $   61,009,686 $   97,319,977
============  ==============  ============  ============  ==============    ============   ============== ==============

  The accompanying notes are an integral part of these financial statements.

                                      A4

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF NET ASSETS
December 31, 2007

                                                                             SUBACCOUNTS
                                           ------------------------------------------------------------------------------

                                                  AST               AST         AST T. Rowe   AST T. Rowe
                                           AllianceBernstein AllianceBernstein Price Natural  Price Asset        AST
                                              Core Value     Managed Index 500   Resources    Allocation    International
                                               Portfolio         Portfolio       Portfolio     Portfolio   Value Portfolio
                                           ----------------- ----------------- ------------- ------------  ---------------
ASSETS
  Investment in the portfolios, at value..   $372,910,344      $345,823,595    $567,927,153  $838,230,216   $418,511,242
                                             ------------      ------------    ------------  ------------   ------------
  Net Assets..............................   $372,910,344      $345,823,595    $567,927,153  $838,230,216   $418,511,242
                                             ============      ============    ============  ============   ============

NET ASSETS, representing:
  Accumulation units......................   $372,910,344      $345,823,595    $567,927,153  $838,230,216   $418,511,242
                                             ------------      ------------    ------------  ------------   ------------
                                             $372,910,344      $345,823,595    $567,927,153  $838,230,216   $418,511,242
                                             ============      ============    ============  ============   ============

  Units outstanding.......................     25,318,749        24,739,776      13,323,238    52,178,275     20,459,495
                                             ============      ============    ============  ============   ============

  Portfolio shares held...................     29,666,694        25,242,598      14,622,223    46,439,347     19,031,889
  Portfolio net asset value per share.....   $      12.57      $      13.70    $      38.84  $      18.05   $      21.99
  Investment in portfolio shares, at cost.   $373,175,003      $304,113,267    $447,868,924  $777,060,107   $324,204,411

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                             SUBACCOUNTS
                                           ------------------------------------------------------------------------------

                                                  AST               AST         AST T. Rowe   AST T. Rowe
                                           AllianceBernstein AllianceBernstein Price Natural  Price Asset        AST
                                              Core Value     Managed Index 500   Resources    Allocation    International
                                               Portfolio         Portfolio       Portfolio     Portfolio   Value Portfolio
                                           ----------------- ----------------- ------------- ------------  ---------------
INVESTMENT INCOME
  Dividend income.........................   $  5,950,738      $  5,336,401    $  2,759,101  $  7,753,802   $  3,810,671
                                             ------------      ------------    ------------  ------------   ------------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............      7,745,335         6,204,977       7,529,627    11,339,117      6,498,939
                                             ------------      ------------    ------------  ------------   ------------

NET INVESTMENT INCOME (LOSS)..............     (1,794,597)         (868,576)     (4,770,526)   (3,585,315)    (2,688,268)
                                             ------------      ------------    ------------  ------------   ------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....     18,651,905                 0      29,576,761    22,512,899              0
  Realized gain (loss) on shares
   redeemed...............................     28,573,468        28,940,111      46,252,591     5,702,790     37,297,323
  Net change in unrealized gain (loss) on
   investments............................    (69,144,018)      (24,304,585)     75,090,181    (3,062,461)    17,561,850
                                             ------------      ------------    ------------  ------------   ------------

NET GAIN (LOSS) ON
   INVESTMENTS............................    (21,918,645)        4,635,526     150,919,533    25,153,228     54,859,173
                                             ------------      ------------    ------------  ------------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.............................   $(23,713,242)     $  3,766,950    $146,149,007  $ 21,567,913   $ 52,170,905
                                             ============      ============    ============  ============   ============


  The accompanying notes are an integral part of these financial statements.

                                      A5

                                                SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------------------------
                                                               AST                                            AST
              AST JPMorgan                       AST        Aggressive    AST Capital     AST Balanced    Conservative
   AST MFS    International  AST T. Rowe    International     Asset       Growth Asset       Asset           Asset
Global Equity    Equity      Price Global      Growth       Allocation     Allocation      Allocation      Allocation
  Portfolio     Portfolio   Bond Portfolio    Portfolio     Portfolio      Portfolio       Portfolio       Portfolio
------------- ------------- -------------- --------------  ------------  --------------  --------------  --------------
$175,143,549  $466,812,375   $461,638,336  $1,450,280,781  $506,044,451  $5,234,700,606  $3,809,076,484  $1,143,187,943
------------  ------------   ------------  --------------  ------------  --------------  --------------  --------------
$175,143,549  $466,812,375   $461,638,336  $1,450,280,781  $506,044,451  $5,234,700,606  $3,809,076,484  $1,143,187,943
============  ============   ============  ==============  ============  ==============  ==============  ==============

$175,143,549  $466,812,375   $461,638,336  $1,450,280,781  $506,044,451  $5,234,700,606  $3,809,076,484  $1,143,187,943
------------  ------------   ------------  --------------  ------------  --------------  --------------  --------------
$175,143,549  $466,812,375   $461,638,336  $1,450,280,781  $506,044,451  $5,234,700,606  $3,809,076,484  $1,143,187,943
============  ============   ============  ==============  ============  ==============  ==============  ==============

  10,147,170    18,705,177     33,380,778      59,910,708    41,419,918     437,914,459     324,958,850      98,553,829
============  ============   ============  ==============  ============  ==============  ==============  ==============

  12,682,371    17,763,028     37,349,380      79,423,920    40,162,258     420,795,869     312,732,059      94,791,703
$      13.81  $      26.28   $      12.36  $        18.26  $      12.60  $        12.44  $        12.18  $        12.06
$178,017,881  $363,526,392   $432,171,787  $  997,377,392  $460,967,908  $4,681,017,659  $3,413,226,841  $1,045,047,023

                                                SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------------------------
                                                               AST                                            AST
              AST JPMorgan                       AST        Aggressive    AST Capital     AST Balanced    Conservative
   AST MFS    International  AST T. Rowe    International     Asset       Growth Asset       Asset           Asset
Global Equity    Equity      Price Global      Growth       Allocation     Allocation      Allocation      Allocation
  Portfolio     Portfolio   Bond Portfolio    Portfolio     Portfolio      Portfolio       Portfolio       Portfolio
------------- ------------- -------------- --------------  ------------  --------------  --------------  --------------
$  3,929,193  $  7,006,676   $ 12,047,969  $    6,021,869  $    674,711  $    9,336,949  $   11,174,119  $    2,810,192
------------  ------------   ------------  --------------  ------------  --------------  --------------  --------------


   3,235,643     7,888,166      8,015,028      25,458,582     7,980,657      90,328,590      64,582,770      17,580,106
------------  ------------   ------------  --------------  ------------  --------------  --------------  --------------

     693,550      (881,490)     4,032,941     (19,436,713)   (7,305,946)    (80,991,641)    (53,408,651)    (14,769,914)
------------  ------------   ------------  --------------  ------------  --------------  --------------  --------------

  19,847,135             0              0      99,688,621     2,728,801      14,583,579      10,877,421       2,456,706

  30,285,396    72,727,635      2,381,362     176,261,626    14,556,485      25,705,846      10,954,491       5,866,997

 (37,131,974)  (36,759,487)    27,365,025     (28,175,778)   15,542,202     309,219,189     225,680,868      62,009,167
------------  ------------   ------------  --------------  ------------  --------------  --------------  --------------

  13,000,557    35,968,148     29,746,387     247,774,469    32,827,488     349,508,614     247,512,780      70,332,870
------------  ------------   ------------  --------------  ------------  --------------  --------------  --------------

$ 13,694,107  $ 35,086,658   $ 33,779,328  $  228,337,756  $ 25,521,542  $  268,516,973  $  194,104,129  $   55,562,956
============  ============   ============  ==============  ============  ==============  ==============  ==============

  The accompanying notes are an integral part of these financial statements.

                                      A6

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF NET ASSETS
December 31, 2007

                                                                      SUBACCOUNTS
                                           -----------------------------------------------------------------
                                                                          AST CLS                 AST Horizon
                                                 AST          AST CLS     Moderate   AST Horizon   Moderate
                                             Preservation   Growth Asset   Asset     Growth Asset    Asset
                                           Asset Allocation  Allocation  Allocation   Allocation  Allocation
                                              Portfolio      Portfolio   Portfolio    Portfolio    Portfolio
                                           ---------------- ------------ ----------  ------------ -----------
ASSETS
  Investment in the portfolios, at value..   $568,795,602   $13,542,812  $7,898,994   $4,932,255  $2,827,577
                                             ------------   -----------  ----------   ----------  ----------
  Net Assets..............................   $568,795,602   $13,542,812  $7,898,994   $4,932,255  $2,827,577
                                             ============   ===========  ==========   ==========  ==========

NET ASSETS, representing:
  Accumulation units......................   $568,795,602   $13,542,812  $7,898,994   $4,932,255  $2,827,577
                                             ------------   -----------  ----------   ----------  ----------
                                             $568,795,602   $13,542,812  $7,898,994   $4,932,255  $2,827,577
                                             ============   ===========  ==========   ==========  ==========

  Units outstanding.......................     50,337,854     1,177,501     787,150      484,269     278,218
                                             ============   ===========  ==========   ==========  ==========

  Portfolio shares held...................     48,284,856     1,174,572     785,188      483,081     277,213
  Portfolio net asset value per share.....   $      11.78   $     11.53  $    10.06   $    10.21  $    10.20
  Investment in portfolio shares, at cost.   $539,114,916   $13,459,249  $7,883,501   $4,901,523  $2,811,944

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                      SUBACCOUNTS
                                           -----------------------------------------------------------------
                                                                          AST CLS                 AST Horizon
                                                 AST          AST CLS     Moderate   AST Horizon   Moderate
                                             Preservation   Growth Asset   Asset     Growth Asset    Asset
                                           Asset Allocation  Allocation  Allocation   Allocation  Allocation
                                              Portfolio      Portfolio   Portfolio    Portfolio    Portfolio
                                           ---------------- ------------ ----------  ------------ -----------
INVESTMENT INCOME
  Dividend income.........................   $  1,194,799   $         0  $        0   $        0  $        0
                                             ------------   -----------  ----------   ----------  ----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............      8,350,799        15,681      10,309        5,604       3,389
                                             ------------   -----------  ----------   ----------  ----------

NET INVESTMENT INCOME (LOSS)..............     (7,156,000)      (15,681)    (10,309)      (5,604)     (3,389)
                                             ------------   -----------  ----------   ----------  ----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....              0             0           0            0           0
  Realized gain (loss) on shares
   redeemed...............................     18,894,570       (28,693)      7,508        8,482           3
  Net change in unrealized gain (loss) on
   investments............................     16,874,669        83,563      15,493       30,732      15,633
                                             ------------   -----------  ----------   ----------  ----------

NET GAIN (LOSS) ON
   INVESTMENTS............................     35,769,239        54,870      23,001       39,214      15,636
                                             ------------   -----------  ----------   ----------  ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.............................   $ 28,613,239   $    39,189  $   12,692   $   33,610  $   12,247
                                             ============   ===========  ==========   ==========  ==========

  The accompanying notes are an integral part of these financial statements.

                                      A7

                                        SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------
AST Niemann
  Capital    AST Western                                                       Evergreen VA
Growth Asset Asset Core                Evergreen VA              Evergreen VA  Fundamental
 Allocation   Plus Bond   Davis Value    Balanced   Evergreen VA International  Large Cap   Evergreen VA
 Portfolio    Portfolio    Portfolio       Fund     Growth Fund   Equity Fund      Fund      Omega Fund
------------ -----------  -----------  ------------ ------------ ------------- ------------ ------------
 $5,016,439  $31,861,467  $12,664,219   $5,549,534  $41,697,454  $112,461,091   $8,513,645  $21,935,258
 ----------  -----------  -----------   ----------  -----------  ------------   ----------  -----------
 $5,016,439  $31,861,467  $12,664,219   $5,549,534  $41,697,454  $112,461,091   $8,513,645  $21,935,258
 ==========  ===========  ===========   ==========  ===========  ============   ==========  ===========

 $5,016,439  $31,861,467  $12,664,219   $5,549,534  $41,697,454  $112,461,091   $8,513,645  $21,935,258
 ----------  -----------  -----------   ----------  -----------  ------------   ----------  -----------
 $5,016,439  $31,861,467  $12,664,219   $5,549,534  $41,697,454  $112,461,091   $8,513,645  $21,935,258
 ==========  ===========  ===========   ==========  ===========  ============   ==========  ===========

    502,005    3,194,572      967,569      504,798    3,052,468     5,408,779      591,659    2,125,961
 ==========  ===========  ===========   ==========  ===========  ============   ==========  ===========

    500,143    3,186,147      874,601      358,266    2,974,141     6,678,212      440,437    1,106,723
 $    10.03  $     10.00  $     14.48   $    15.49  $     14.02  $      16.84   $    19.33  $     19.82
 $5,050,004  $31,766,557  $11,021,396   $4,795,354  $43,975,761  $110,946,797   $7,492,601  $20,046,457

                                        SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------
AST Niemann
  Capital    AST Western                                                       Evergreen VA
Growth Asset Asset Core                Evergreen VA              Evergreen VA  Fundamental
 Allocation   Plus Bond   Davis Value    Balanced   Evergreen VA International  Large Cap   Evergreen VA
 Portfolio    Portfolio    Portfolio       Fund     Growth Fund   Equity Fund      Fund      Omega Fund
------------ -----------  -----------  ------------ ------------ ------------- ------------ ------------
 $        0  $         0  $   146,493   $  244,159  $         0  $  2,727,280   $   95,778  $   120,208
 ----------  -----------  -----------   ----------  -----------  ------------   ----------  -----------


      6,671       48,096      196,791       85,977      711,470     1,736,142      132,300      354,300
 ----------  -----------  -----------   ----------  -----------  ------------   ----------  -----------

     (6,671)     (48,096)     (50,298)     158,182     (711,470)      991,138      (36,522)    (234,092)
 ----------  -----------  -----------   ----------  -----------  ------------   ----------  -----------

          0            0      508,895            0    8,359,322     8,182,510      674,528            0

     (5,736)           0    1,474,486      123,941    3,010,088     9,494,317      695,681    3,313,947

    (33,565)      94,910   (1,476,311)      26,398   (6,960,318)   (6,309,111)    (695,066)    (975,111)
 ----------  -----------  -----------   ----------  -----------  ------------   ----------  -----------

    (39,301)      94,910      507,070      150,339    4,409,092    11,367,716      675,143    2,338,836
 ----------  -----------  -----------   ----------  -----------  ------------   ----------  -----------

 $  (45,972) $    46,814  $   456,772   $  308,521  $ 3,697,622  $ 12,358,854   $  638,621  $ 2,104,744
 ==========  ===========  ===========   ==========  ===========  ============   ==========  ===========

  The accompanying notes are an integral part of these financial statements.

                                      A8

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF NET ASSETS
December 31, 2007

                                                                       SUBACCOUNTS
                                           ------------------------------------------------------------------
                                                                                      Columbia
                                                          Evergreen VA                 Small       Columbia
                                            Evergreen VA  Diversified    Columbia     Company      Large Cap
                                           Special Values    Income    Money Market Growth Fund, Growth Stock,
                                                Fund      Builder Fund   Fund, VS        VS           VS
                                           -------------- ------------ ------------ ------------ -------------
ASSETS
  Investment in the portfolios, at value..  $ 6,903,311    $5,989,186   $2,568,441   $1,069,300   $10,477,992
                                            -----------    ----------   ----------   ----------   -----------
  Net Assets..............................  $ 6,903,311    $5,989,186   $2,568,441   $1,069,300   $10,477,992
                                            ===========    ==========   ==========   ==========   ===========

NET ASSETS, representing:
  Accumulation units......................  $ 6,903,311    $5,989,186   $2,568,441   $1,069,300   $10,477,992
                                            -----------    ----------   ----------   ----------   -----------
                                            $ 6,903,311    $5,989,186   $2,568,441   $1,069,300   $10,477,992
                                            ===========    ==========   ==========   ==========   ===========

  Units outstanding.......................      315,639       401,513      234,422       50,726       799,831
                                            ===========    ==========   ==========   ==========   ===========

  Portfolio shares held...................      507,970       595,939    2,568,442       73,745       334,226
  Portfolio net asset value per share.....  $     13.59    $    10.05   $     1.00   $    14.50   $     31.35
  Investment in portfolio shares, at cost.  $ 8,168,453    $6,258,712   $2,568,441   $  622,466   $ 7,947,602

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                       SUBACCOUNTS
                                           ------------------------------------------------------------------
                                                                                      Columbia
                                                          Evergreen VA                 Small       Columbia
                                            Evergreen VA  Diversified    Columbia     Company      Large Cap
                                           Special Values    Income    Money Market Growth Fund, Growth Stock,
                                                Fund      Builder Fund   Fund, VS        VS           VS
                                           -------------- ------------ ------------ ------------ -------------
INVESTMENT INCOME
  Dividend income.........................  $   111,673    $  320,469   $  128,856   $        0   $    40,303
                                            -----------    ----------   ----------   ----------   -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............      121,476        95,923       26,516       11,179       110,371
                                            -----------    ----------   ----------   ----------   -----------

NET INVESTMENT INCOME (LOSS)..............       (9,803)      224,546      102,340      (11,179)      (70,068)
                                            -----------    ----------   ----------   ----------   -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....    1,034,019        60,729            0            0             0
  Realized gain (loss) on shares
   redeemed...............................      591,009        89,376            0      128,089       531,919
  Net change in unrealized gain (loss) on
   investments............................   (2,305,094)     (220,473)           0       13,100     1,040,669
                                            -----------    ----------   ----------   ----------   -----------

NET GAIN (LOSS) ON
   INVESTMENTS............................     (680,066)      (70,368)           0      141,189     1,572,588
                                            -----------    ----------   ----------   ----------   -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.............................  $  (689,869)   $  154,178   $  102,340   $  130,010   $ 1,502,520
                                            ===========    ==========   ==========   ==========   ===========

  The accompanying notes are an integral part of these financial statements.

                                      A9

                                           SUBACCOUNTS (Continued)
------------------------------------------------------------------------------------------------------------

Prudential SP   Gartmore
International     NVIT                       First Trust                 First Trust  First Trust
   Growth      Developing   First Trust The  Target Focus   First Trust   Financial   PharmHealth First Trust
  Portfolio     Markets      Dow Target 10  Four Portfolio Energy Sector  Services      Sector    Technology
------------- ------------  --------------- -------------- ------------- -----------  ----------- -----------
 $51,415,115  $478,757,546    $16,177,157    $12,697,701    $         0  $         0   $       0   $       0
 -----------  ------------    -----------    -----------    -----------  -----------   ---------   ---------
 $51,415,115  $478,757,546    $16,177,157    $12,697,701    $         0  $         0   $       0   $       0
 ===========  ============    ===========    ===========    ===========  ===========   =========   =========

 $51,415,115  $478,757,546    $16,177,157    $12,697,701    $         0  $         0   $       0   $       0
 -----------  ------------    -----------    -----------    -----------  -----------   ---------   ---------
 $51,415,115  $478,757,546    $16,177,157    $12,697,701    $         0  $         0   $       0   $       0
 ===========  ============    ===========    ===========    ===========  ===========   =========   =========

   3,043,271    14,104,129      1,360,710      1,491,846              0            0           0           0
 ===========  ============    ===========    ===========    ===========  ===========   =========   =========

   6,034,638    24,754,785      1,521,840      2,208,296              0            0           0           0
 $      8.52  $      19.34    $     10.63    $      5.75    $      0.00  $      0.00   $    0.00   $    0.00
 $53,568,395  $404,211,666    $16,240,742    $12,305,944    $         0  $         0   $       0   $       0

                                           SUBACCOUNTS (Continued)
------------------------------------------------------------------------------------------------------------

Prudential SP   Gartmore
International     NVIT                       First Trust                 First Trust  First Trust
   Growth      Developing   First Trust The  Target Focus   First Trust   Financial   PharmHealth First Trust
  Portfolio     Markets      Dow Target 10  Four Portfolio Energy Sector  Services      Sector    Technology
------------- ------------  --------------- -------------- ------------- -----------  ----------- -----------
 $   332,923  $  1,710,065    $         0    $         0    $         0  $         0   $       0   $       0
 -----------  ------------    -----------    -----------    -----------  -----------   ---------   ---------


     730,558     6,116,067        359,001         80,220          9,177        7,089       6,030       2,479
 -----------  ------------    -----------    -----------    -----------  -----------   ---------   ---------

    (397,635)   (4,406,002)      (359,001)       (80,220)        (9,177)      (7,089)     (6,030)     (2,479)
 -----------  ------------    -----------    -----------    -----------  -----------   ---------   ---------

   6,884,448    51,064,989              0              0              0            0           0           0

   6,012,268    44,763,374      2,229,490        447,884      1,556,749    1,168,057     677,159     328,330
  (5,465,838)   27,984,471     (2,151,440)      (212,530)    (1,596,090)  (1,266,852)   (650,523)   (344,074)
 -----------  ------------    -----------    -----------    -----------  -----------   ---------   ---------

   7,430,878   123,812,834         78,050        235,354        (39,341)     (98,795)     26,636     (15,744)
 -----------  ------------    -----------    -----------    -----------  -----------   ---------   ---------

 $ 7,033,243  $119,406,832    $  (280,951)   $   155,134    $   (48,518) $  (105,884)  $  20,606   $ (18,223)
 ===========  ============    ===========    ===========    ===========  ===========   =========   =========

  The accompanying notes are an integral part of these financial statements.

                                      A10

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF NET ASSETS
December 31, 2007

                                                                       SUBACCOUNTS
                                           ------------------------------------------------------------------
                                            First Trust
                                              Global     First Trust                              First Trust
                                             Dividend      NASDAQ      First Trust   First Trust  Value Line
                                             Target 15    Target 15   S&P Target 24  Managed VIP   Target 25
                                           ------------  -----------  ------------- ------------  -----------
ASSETS
  Investment in the portfolios, at value.. $173,717,090  $11,316,956   $15,797,835  $174,192,519  $44,021,012
                                           ------------  -----------   -----------  ------------  -----------
  Net Assets.............................. $173,717,090  $11,316,956   $15,797,835  $174,192,519  $44,021,012
                                           ============  ===========   ===========  ============  ===========

NET ASSETS, representing:
  Accumulation units...................... $173,717,090  $11,316,956   $15,797,835  $174,192,519  $44,021,012
                                           ------------  -----------   -----------  ------------  -----------
                                           $173,717,090  $11,316,956   $15,797,835  $174,192,519  $44,021,012
                                           ============  ===========   ===========  ============  ===========

  Units outstanding.......................    8,705,117      856,515     1,424,893    12,029,440    3,219,457
                                           ============  ===========   ===========  ============  ===========

  Portfolio shares held...................    7,250,296      914,132     1,635,387    13,576,970    7,448,564
  Portfolio net asset value per share..... $      23.96  $     12.38   $      9.66  $      12.83  $      5.91
  Investment in portfolio shares, at cost. $159,874,422  $10,570,994   $15,078,560  $147,749,404  $38,613,564

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                       SUBACCOUNTS
                                           ------------------------------------------------------------------
                                            First Trust
                                              Global     First Trust                              First Trust
                                             Dividend      NASDAQ      First Trust   First Trust  Value Line
                                             Target 15    Target 15   S&P Target 24  Managed VIP   Target 25
                                           ------------  -----------  ------------- ------------  -----------
INVESTMENT INCOME
  Dividend income......................... $          0  $         0   $         0  $          0  $         0
                                           ------------  -----------   -----------  ------------  -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............    2,761,248      126,996       261,488     3,285,388      611,353
                                           ------------  -----------   -----------  ------------  -----------

NET INVESTMENT INCOME (LOSS)..............   (2,761,248)    (126,996)     (261,488)   (3,285,388)    (611,353)
                                           ------------  -----------   -----------  ------------  -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....            0            0             0             0            0
  Realized gain (loss) on shares
   redeemed...............................   25,019,980    1,471,731       741,588    17,576,113    3,333,434
  Net change in unrealized gain (loss) on
   investments............................   (9,583,405)      83,416      (151,056)   (1,161,311)   3,430,262
                                           ------------  -----------   -----------  ------------  -----------

NET GAIN (LOSS) ON
   INVESTMENTS............................   15,436,575    1,555,147       590,532    16,414,802    6,763,696
                                           ------------  -----------   -----------  ------------  -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................. $ 12,675,327  $ 1,428,151   $   329,044  $ 13,129,414  $ 6,152,343
                                           ============  ===========   ===========  ============  ===========

  The accompanying notes are an integral part of these financial statements.

                                      A11

                                          SUBACCOUNTS (Continued)
----------------------------------------------------------------------------------------------------------

First Trust                                                           ProFund VP
Dow Target    ProFund VP    ProFund VP   ProFund VP     ProFund VP      Basic       ProFund VP   ProFund VP
 Dividend      Asia 30        Banks         Bear       Biotechnology  Materials     UltraBull       Bull
-----------  ------------  -----------  -----------    ------------- ------------  -----------  ------------
$82,923,224  $229,468,373  $ 9,868,250  $29,520,523     $16,585,585  $111,823,806  $49,950,234  $128,911,345
-----------  ------------  -----------  -----------     -----------  ------------  -----------  ------------
$82,923,224  $229,468,373  $ 9,868,250  $29,520,523     $16,585,585  $111,823,806  $49,950,234  $128,911,345
===========  ============  ===========  ===========     ===========  ============  ===========  ============

$82,923,224  $229,468,373  $ 9,868,250  $29,520,523     $16,585,585  $111,823,806  $49,950,234  $128,911,345
-----------  ------------  -----------  -----------     -----------  ------------  -----------  ------------
$82,923,224  $229,468,373  $ 9,868,250  $29,520,523     $16,585,585  $111,823,806  $49,950,234  $128,911,345
===========  ============  ===========  ===========     ===========  ============  ===========  ============

  7,364,976     7,318,886      978,439    4,416,686       1,762,789     6,010,400    4,135,400    10,228,754
===========  ============  ===========  ===========     ===========  ============  ===========  ============

  7,033,352     2,522,462      406,101    1,184,612         805,126     2,163,355    2,374,061     4,171,888
$     11.79  $      90.97  $     24.30  $     24.92     $     20.60  $      51.69  $     21.04  $      30.90
$80,648,569  $231,025,039  $10,119,067  $30,080,716     $18,079,854  $109,582,332  $51,350,263  $128,828,625

                                          SUBACCOUNTS (Continued)
----------------------------------------------------------------------------------------------------------

First Trust                                                           ProFund VP
Dow Target    ProFund VP    ProFund VP   ProFund VP     ProFund VP      Basic       ProFund VP   ProFund VP
 Dividend      Asia 30        Banks         Bear       Biotechnology  Materials     UltraBull       Bull
-----------  ------------  -----------  -----------    ------------- ------------  -----------  ------------
$         0  $    125,133  $   300,303  $ 1,647,634     $         0  $    320,251  $   257,033  $    601,274
-----------  ------------  -----------  -----------     -----------  ------------  -----------  ------------


  1,649,125     2,775,948      153,267      652,321         201,487     1,282,146      734,463     1,886,773
-----------  ------------  -----------  -----------     -----------  ------------  -----------  ------------

 (1,649,125)   (2,650,815)     147,036      995,313        (201,487)     (961,895)    (477,430)   (1,285,499)
-----------  ------------  -----------  -----------     -----------  ------------  -----------  ------------

          0             0            0            0               0             0    4,237,192     1,322,855
  7,004,619    77,228,833   (2,352,518)  (4,551,808)       (911,792)   11,983,636   (2,471,728)    6,424,520

 (6,204,445)  (22,040,130)    (585,082)    (158,292)     (1,218,303)      933,227   (2,251,381)   (3,650,949)
-----------  ------------  -----------  -----------     -----------  ------------  -----------  ------------

    800,174    55,188,703   (2,937,600)  (4,710,100)     (2,130,095)   12,916,863     (485,917)    4,096,426
-----------  ------------  -----------  -----------     -----------  ------------  -----------  ------------

$  (848,951) $ 52,537,888  $(2,790,564) $(3,714,787)    $(2,331,582) $ 11,954,968  $  (963,347) $  2,810,927
===========  ============  ===========  ===========     ===========  ============  ===========  ============

  The accompanying notes are an integral part of these financial statements.

                                      A12

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF NET ASSETS
December 31, 2007

                                                                     SUBACCOUNTS
                                           ---------------------------------------------------------------

                                           ProFund VP   ProFund VP
                                            Consumer     Consumer    ProFund VP    ProFund VP   ProFund VP
                                            Services      Goods      Oil & Gas     Europe 30    Financials
                                           ----------  -----------  ------------  -----------  -----------
ASSETS
  Investment in the portfolios, at value.. $2,446,978  $30,124,280  $188,297,744  $92,831,733  $20,400,301
                                           ----------  -----------  ------------  -----------  -----------
  Net Assets.............................. $2,446,978  $30,124,280  $188,297,744  $92,831,733  $20,400,301
                                           ==========  ===========  ============  ===========  ===========

NET ASSETS, representing:
  Accumulation units...................... $2,446,978  $30,124,280  $188,297,744  $92,831,733  $20,400,301
                                           ----------  -----------  ------------  -----------  -----------
                                           $2,446,978  $30,124,280  $188,297,744  $92,831,733  $20,400,301
                                           ==========  ===========  ============  ===========  ===========

  Units outstanding.......................    239,644    2,348,631     7,070,957    5,887,592    1,779,162
                                           ==========  ===========  ============  ===========  ===========

  Portfolio shares held...................     83,287      848,571     2,823,478    2,612,770      630,028
  Portfolio net asset value per share..... $    29.38  $     35.50  $      66.69  $     35.53  $     32.38
  Investment in portfolio shares, at cost. $2,471,751  $30,422,635  $177,549,034  $94,377,200  $21,783,251

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                     SUBACCOUNTS
                                           ---------------------------------------------------------------

                                           ProFund VP   ProFund VP
                                            Consumer     Consumer    ProFund VP    ProFund VP   ProFund VP
                                            Services      Goods      Oil & Gas     Europe 30    Financials
                                           ----------  -----------  ------------  -----------  -----------
INVESTMENT INCOME
  Dividend income......................... $        0  $   126,886  $          0  $ 2,123,649  $   283,799
                                           ----------  -----------  ------------  -----------  -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............    101,955      254,417     2,715,646    1,859,653      498,347
                                           ----------  -----------  ------------  -----------  -----------

NET INVESTMENT INCOME (LOSS)..............   (101,955)    (127,531)   (2,715,646)     263,996     (214,548)
                                           ----------  -----------  ------------  -----------  -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....          0            0     4,189,010      865,529            0
  Realized gain (loss) on shares
   redeemed...............................   (226,149)   1,539,797    26,880,300   14,793,820   (2,242,419)
  Net change in unrealized gain (loss) on
   investments............................   (155,137)    (861,787)   10,665,648   (7,985,579)  (3,139,583)
                                           ----------  -----------  ------------  -----------  -----------

NET GAIN (LOSS) ON
   INVESTMENTS............................   (381,286)     678,010    41,734,958    7,673,770   (5,382,002)
                                           ----------  -----------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................. $ (483,241) $   550,479  $ 39,019,312  $ 7,937,766  $(5,596,550)
                                           ==========  ===========  ============  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                                      A13

                                         SUBACCOUNTS (Continued)
---------------------------------------------------------------------------------------------------------
ProFund VP
   U.S.                   ACCESS VP                                               ProFund VP   ProFund VP
Government  ProFund VP    High Yield  ProFund VP    ProFund VP                     Precious     Mid-Cap
   Plus     Health Care      Fund     Industrials    Internet   ProFund VP Japan    Metals       Growth
----------- -----------  -----------  -----------  -----------  ---------------- ------------ -----------
$87,800,417 $57,795,006  $26,923,864  $23,481,158  $13,298,831    $24,755,484    $155,610,072 $64,542,009
----------- -----------  -----------  -----------  -----------    -----------    ------------ -----------
$87,800,417 $57,795,006  $26,923,864  $23,481,158  $13,298,831    $24,755,484    $155,610,072 $64,542,009
=========== ===========  ===========  ===========  ===========    ===========    ============ ===========

$87,800,417 $57,795,006  $26,923,864  $23,481,158  $13,298,831    $24,755,484    $155,610,072 $64,542,009
----------- -----------  -----------  -----------  -----------    -----------    ------------ -----------
$87,800,417 $57,795,006  $26,923,864  $23,481,158  $13,298,831    $24,755,484    $155,610,072 $64,542,009
=========== ===========  ===========  ===========  ===========    ===========    ============ ===========

  7,086,946   5,321,093    2,274,168    1,594,141      647,306      1,734,202       8,057,488   4,690,015
=========== ===========  ===========  ===========  ===========    ===========    ============ ===========

  2,735,216   1,839,434      930,334      561,213      248,576      1,023,800       3,002,896   1,836,711
$     32.10 $     31.42  $     28.94  $     41.84  $     53.50    $     24.18    $      51.82 $     35.14
$86,879,934 $58,165,716  $26,775,499  $23,966,953  $13,874,471    $26,755,364    $151,655,284 $64,057,938


                                         SUBACCOUNTS (Continued)
---------------------------------------------------------------------------------------------------------
ProFund VP
   U.S.                   ACCESS VP                                               ProFund VP   ProFund VP
Government  ProFund VP    High Yield  ProFund VP    ProFund VP                     Precious     Mid-Cap
   Plus     Health Care      Fund     Industrials    Internet   ProFund VP Japan    Metals       Growth
----------- -----------  -----------  -----------  -----------  ---------------- ------------ -----------
$ 2,359,085 $         0  $ 1,585,400  $         0  $    67,368    $ 2,365,134    $  4,293,940 $         0
----------- -----------  -----------  -----------  -----------    -----------    ------------ -----------



  1,062,530     829,605      336,113      379,939      164,444        834,261       1,999,321   1,298,722
----------- -----------  -----------  -----------  -----------    -----------    ------------ -----------

  1,296,555    (829,605)   1,249,287     (379,939)     (97,076)     1,530,873       2,294,619  (1,298,722)
----------- -----------  -----------  -----------  -----------    -----------    ------------ -----------

          0           0      253,447            0            0              0               0   6,386,740

  2,612,621   6,344,500     (751,288)   1,623,314      373,841     (2,844,520)     12,704,273     210,042

  1,768,134  (3,064,569)    (341,674)    (691,733)    (266,008)    (2,831,176)      1,642,755    (129,354)
----------- -----------  -----------  -----------  -----------    -----------    ------------ -----------


  4,380,755   3,279,931     (839,515)     931,581      107,833     (5,675,696)     14,347,028   6,467,428
----------- -----------  -----------  -----------  -----------    -----------    ------------ -----------


$ 5,677,310 $ 2,450,326  $   409,772  $   551,642  $    10,757    $(4,144,823)   $ 16,641,647 $ 5,168,706
=========== ===========  ===========  ===========  ===========    ===========    ============ ===========

  The accompanying notes are an integral part of these financial statements.

                                      A14

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF NET ASSETS
December 31, 2007

                                                                        SUBACCOUNTS
                                           --------------------------------------------------------------------
                                                                                        ProFund VP
                                            ProFund VP     ProFund VP     ProFund VP   Rising Rates  ProFund VP
                                           Mid-Cap Value Pharmaceuticals  Real Estate  Opportunity   NASDAQ-100
                                           ------------- --------------- ------------  ------------ -----------
ASSETS
  Investment in the portfolios, at value..  $65,127,246    $12,439,058   $ 28,410,648  $35,125,766  $94,213,373
                                            -----------    -----------   ------------  -----------  -----------
  Net Assets..............................  $65,127,246    $12,439,058   $ 28,410,648  $35,125,766  $94,213,373
                                            ===========    ===========   ============  ===========  ===========

NET ASSETS, representing:
  Accumulation units......................  $65,127,246    $12,439,058   $ 28,410,648  $35,125,766  $94,213,373
                                            -----------    -----------   ------------  -----------  -----------
                                            $65,127,246    $12,439,058   $ 28,410,648  $35,125,766  $94,213,373
                                            ===========    ===========   ============  ===========  ===========

  Units outstanding.......................    4,472,653      1,426,223      1,572,169    5,406,511    8,873,160
                                            ===========    ===========   ============  ===========  ===========

  Portfolio shares held...................    2,066,876        488,381        574,649    1,895,616    5,059,795
  Portfolio net asset value per share.....  $     31.51    $     25.47   $      49.44  $     18.53  $     18.62
  Investment in portfolio shares, at cost.  $70,691,533    $12,701,282   $ 32,273,707  $35,725,013  $95,277,910

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                        SUBACCOUNTS
                                           --------------------------------------------------------------------
                                                                                        ProFund VP
                                            ProFund VP     ProFund VP     ProFund VP   Rising Rates  ProFund VP
                                           Mid-Cap Value Pharmaceuticals  Real Estate  Opportunity   NASDAQ-100
                                           ------------- --------------- ------------  ------------ -----------
INVESTMENT INCOME
  Dividend income.........................  $   340,414    $   216,287   $    538,138  $ 2,421,435  $         0
                                            -----------    -----------   ------------  -----------  -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............    1,413,410        335,523        982,773      862,555    1,363,571
                                            -----------    -----------   ------------  -----------  -----------

NET INVESTMENT INCOME (LOSS)..............   (1,072,996)      (119,236)      (444,635)   1,558,880   (1,363,571)
                                            -----------    -----------   ------------  -----------  -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....    1,841,381              0      1,688,286            0            0
  Realized gain (loss) on shares
   redeemed...............................    8,068,195         (9,955)    (8,535,690)  (5,411,250)   9,225,791
  Net change in unrealized gain (loss) on
   investments............................   (7,128,681)       118,656     (4,826,580)  (1,752,421)  (1,158,932)
                                            -----------    -----------   ------------  -----------  -----------

NET GAIN (LOSS) ON
   INVESTMENTS............................    2,780,895        108,701    (11,673,984)  (7,163,671)   8,066,859
                                            -----------    -----------   ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.............................  $ 1,707,899    $   (10,535)  $(12,118,619) $(5,604,791) $ 6,703,288
                                            ===========    ===========   ============  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                                      A15

                                              SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------------------
               ProFund VP                  ProFund VP                    ProFund VP
 ProFund VP    Small-Cap     ProFund VP      Short     ProFund VP Short  Small-Cap    ProFund VP      ProFund VP
Semiconductor    Growth     Short Mid-Cap  NASDAQ-100     Small-Cap        Value      Technology  Telecommunications
------------- ------------  ------------- -----------  ---------------- -----------  -----------  ------------------
 $5,296,440   $ 36,924,801   $1,436,856   $11,446,026    $12,741,860    $30,153,917  $27,214,619     $35,538,019
 ----------   ------------   ----------   -----------    -----------    -----------  -----------     -----------
 $5,296,440   $ 36,924,801   $1,436,856   $11,446,026    $12,741,860    $30,153,917  $27,214,619     $35,538,019
 ==========   ============   ==========   ===========    ===========    ===========  ===========     ===========

 $5,296,440   $ 36,924,801   $1,436,856   $11,446,026    $12,741,860    $30,153,917  $27,214,619     $35,538,019
 ----------   ------------   ----------   -----------    -----------    -----------  -----------     -----------
 $5,296,440   $ 36,924,801   $1,436,856   $11,446,026    $12,741,860    $30,153,917  $27,214,619     $35,538,019
 ==========   ============   ==========   ===========    ===========    ===========  ===========     ===========

    707,006      2,403,287      183,108     2,314,336      1,562,566      2,208,392    3,423,035       3,377,679
 ==========   ============   ==========   ===========    ===========    ===========  ===========     ===========

    243,067      1,301,085       59,869       807,195        858,038      1,046,648    1,609,380       1,840,395
 $    21.79   $      28.38   $    24.00   $     14.18    $     14.85    $     28.81  $     16.91     $     19.31
 $5,481,185   $ 37,698,793   $1,421,212   $11,343,138    $12,702,002    $34,592,382  $27,555,063     $36,573,050

                                              SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------------------
               ProFund VP                  ProFund VP                    ProFund VP
 ProFund VP    Small-Cap     ProFund VP      Short     ProFund VP Short  Small-Cap    ProFund VP      ProFund VP
Semiconductor    Growth     Short Mid-Cap  NASDAQ-100     Small-Cap        Value      Technology  Telecommunications
------------- ------------  ------------- -----------  ---------------- -----------  -----------  ------------------
 $        0   $          0   $  256,460   $ 1,924,263    $   644,485    $         0  $         0     $   445,206
 ----------   ------------   ----------   -----------    -----------    -----------  -----------     -----------



    111,218      1,233,892       67,135       454,057        302,376        790,784      271,632       1,009,351
 ----------   ------------   ----------   -----------    -----------    -----------  -----------     -----------

   (111,218)    (1,233,892)     189,325     1,470,206        342,109       (790,784)    (271,632)       (564,145)
 ----------   ------------   ----------   -----------    -----------    -----------  -----------     -----------

          0     10,679,126            0             0              0      5,396,689            0         154,513
    148,468    (10,525,394)    (373,955)   (5,794,133)       841,733     (3,075,722)   1,904,584       6,993,715
       (314)    (1,715,420)     (15,226)     (288,413)       (38,503)    (5,752,978)    (461,432)     (3,026,516)
 ----------   ------------   ----------   -----------    -----------    -----------  -----------     -----------

    148,154     (1,561,688)    (389,181)   (6,082,546)       803,230     (3,432,011)   1,443,152       4,121,712
 ----------   ------------   ----------   -----------    -----------    -----------  -----------     -----------



 $   36,936   $ (2,795,580)  $ (199,856)  $(4,612,340)   $ 1,145,339    $(4,222,795) $ 1,171,520     $ 3,557,567
 ==========   ============   ==========   ===========    ===========    ===========  ===========     ===========

  The accompanying notes are an integral part of these financial statements.

                                      A16

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF NET ASSETS
December 31, 2007

                                                                        SUBACCOUNTS
                                           ---------------------------------------------------------------------
                                                                                                      ProFund VP
                                            ProFund VP    ProFund VP      ProFund VP    ProFund VP    Large-Cap
                                           UltraMid-Cap UltraNASDAQ-100 UltraSmall-Cap  Utilities       Growth
                                           ------------ --------------- -------------- ------------  -----------
ASSETS
  Investment in the portfolios, at value.. $64,811,745    $94,290,483    $22,491,958   $183,429,130  $74,680,616
                                           -----------    -----------    -----------   ------------  -----------
  Net Assets.............................. $64,811,745    $94,290,483    $22,491,958   $183,429,130  $74,680,616
                                           ===========    ===========    ===========   ============  ===========

NET ASSETS, representing:
  Accumulation units...................... $64,811,745    $94,290,483    $22,491,958   $183,429,130  $74,680,616
                                           -----------    -----------    -----------   ------------  -----------
                                           $64,811,745    $94,290,483    $22,491,958   $183,429,130  $74,680,616
                                           ===========    ===========    ===========   ============  ===========

  Units outstanding.......................   3,252,355     39,701,568      1,630,340     10,701,461    6,418,447
                                           ===========    ===========    ===========   ============  ===========

  Portfolio shares held...................   1,879,691      3,501,318        968,229      4,663,848    2,073,310
  Portfolio net asset value per share..... $     34.48    $     26.93    $     23.23   $      39.33  $     36.02
  Investment in portfolio shares, at cost. $66,659,714    $98,705,486    $22,746,035   $181,587,934  $74,734,488

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                        SUBACCOUNTS
                                           ---------------------------------------------------------------------
                                                                                                      ProFund VP
                                            ProFund VP    ProFund VP      ProFund VP    ProFund VP    Large-Cap
                                           UltraMid-Cap UltraNASDAQ-100 UltraSmall-Cap  Utilities       Growth
                                           ------------ --------------- -------------- ------------  -----------
INVESTMENT INCOME
  Dividend income......................... $   218,803    $         0    $   334,157   $  1,379,868  $         0
                                           -----------    -----------    -----------   ------------  -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............   1,369,905        975,140        502,601      2,148,183    1,177,562
                                           -----------    -----------    -----------   ------------  -----------

NET INVESTMENT INCOME (LOSS)..............  (1,151,102)      (975,140)      (168,444)      (768,315)  (1,177,562)
                                           -----------    -----------    -----------   ------------  -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....   1,657,662              0              0      1,109,981    1,384,240
  Realized gain (loss) on shares
   redeemed...............................  (3,683,462)    14,380,129     (6,022,267)    14,467,941    6,085,460
  Net change in unrealized gain (loss) on
   investments............................    (265,895)    (3,407,379)        63,409     (4,092,928)  (3,722,468)
                                           -----------    -----------    -----------   ------------  -----------

NET GAIN (LOSS) ON
   INVESTMENTS............................  (2,291,695)    10,972,750     (5,958,858)    11,484,994    3,747,232
                                           -----------    -----------    -----------   ------------  -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................. $(3,442,797)   $ 9,997,610    $(6,127,302)  $ 10,716,679  $ 2,569,670
                                           ===========    ===========    ===========   ============  ===========

  The accompanying notes are an integral part of these financial statements.

                                      A17

                                         SUBACCOUNTS (Continued)
--------------------------------------------------------------------------------------------------------
 ProFund VP                           Rydex Inverse   AIM V.I.     AIM V.I.      AIM V.I.      AIM V.I.
 Large-Cap   Rydex Nova   Rydex OTC      S&P 500      Dynamics     Financial   Global Health  Technology
   Value        Fund        Fund      Strategy Fund     Fund     Services Fund   Care Fund       Fund
-----------  ----------  -----------  ------------- -----------  ------------- ------------- -----------
$69,711,468  $5,108,783  $20,181,336    $ 480,422   $61,006,736  $ 39,354,939   $90,893,321  $51,563,167
-----------  ----------  -----------    ---------   -----------  ------------   -----------  -----------
$69,711,468  $5,108,783  $20,181,336    $ 480,422   $61,006,736  $ 39,354,939   $90,893,321  $51,563,167
===========  ==========  ===========    =========   ===========  ============   ===========  ===========

$69,711,468  $5,108,783  $20,181,336    $ 480,422   $61,006,736  $ 39,354,939   $90,893,321  $51,563,167
-----------  ----------  -----------    ---------   -----------  ------------   -----------  -----------
$69,711,468  $5,108,783  $20,181,336    $ 480,422   $61,006,736  $ 39,354,939   $90,893,321  $51,563,167
===========  ==========  ===========    =========   ===========  ============   ===========  ===========

  5,753,874     670,258    2,687,008       56,187     4,321,211     3,134,693     6,150,509    8,248,236
===========  ==========  ===========    =========   ===========  ============   ===========  ===========

  1,862,449     507,831    1,113,760       11,382     3,170,828     3,210,028     3,777,777    3,414,779
$     37.43  $    10.06  $     18.12    $   42.21   $     19.24  $      12.26   $     24.06  $     15.10
$73,626,316  $3,501,040  $24,747,746    $ 699,061   $55,315,895  $ 50,031,499   $75,381,011  $41,210,981

                                         SUBACCOUNTS (Continued)
--------------------------------------------------------------------------------------------------------
 ProFund VP                           Rydex Inverse   AIM V.I.     AIM V.I.      AIM V.I.      AIM V.I.
 Large-Cap   Rydex Nova   Rydex OTC      S&P 500      Dynamics     Financial   Global Health  Technology
   Value        Fund        Fund      Strategy Fund     Fund     Services Fund   Care Fund       Fund
-----------  ----------  -----------  ------------- -----------  ------------- ------------- -----------
$   570,321  $   74,233  $    14,694    $  22,383   $         0  $    868,840   $         0  $         0
-----------  ----------  -----------    ---------   -----------  ------------   -----------  -----------


  1,814,936      86,987      315,434        7,424     1,114,077       909,558     1,522,979      826,324
-----------  ----------  -----------    ---------   -----------  ------------   -----------  -----------

 (1,244,615)    (12,754)    (300,740)      14,959    (1,114,077)      (40,718)   (1,522,979)    (826,324)
-----------  ----------  -----------    ---------   -----------  ------------   -----------  -----------

  5,037,853           0            0            0             0     3,280,015             0            0
  3,180,466     633,954   (3,069,291)    (156,980)    6,621,123     6,054,077    11,989,367    4,939,710

 (7,973,921)   (571,755)   6,810,575      136,665       947,861   (22,776,808)   (1,461,035)    (636,723)
-----------  ----------  -----------    ---------   -----------  ------------   -----------  -----------

    244,398      62,199    3,741,284      (20,315)    7,568,984   (13,442,716)   10,528,332    4,302,987
-----------  ----------  -----------    ---------   -----------  ------------   -----------  -----------

$(1,000,217) $   49,445  $ 3,440,544    $  (5,356)  $ 6,454,907  $(13,483,434)  $ 9,005,353  $ 3,476,663
===========  ==========  ===========    =========   ===========  ============   ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                                      A18

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF NET ASSETS
December 31, 2007

                                                                      SUBACCOUNTS
                                           -----------------------------------------------------------------
                                           Wells Fargo                Wells Fargo  Wells Fargo
                                           Advantage VT  Wells Fargo  Advantage VT Advantage VT  Wells Fargo
                                              Asset     Advantage VT   C&B Large      Large     Advantage VT
                                            Allocation  Equity Income  Cap Value     Company    International
                                               Fund         Fund          Fund      Core Fund     Core Fund
                                           ------------ ------------- ------------ ------------ -------------
ASSETS
  Investment in the portfolios, at value.. $73,917,312   $28,699,296  $12,736,660  $16,323,095   $2,740,167
                                           -----------   -----------  -----------  -----------   ----------
  Net Assets.............................. $73,917,312   $28,699,296  $12,736,660  $16,323,095   $2,740,167
                                           ===========   ===========  ===========  ===========   ==========

NET ASSETS, representing:
  Accumulation units...................... $73,917,312   $28,699,296  $12,736,660  $16,323,095   $2,740,167
                                           -----------   -----------  -----------  -----------   ----------
                                           $73,917,312   $28,699,296  $12,736,660  $16,323,095   $2,740,167
                                           ===========   ===========  ===========  ===========   ==========

  Units outstanding.......................   2,721,353     2,029,147    1,162,646      822,836      227,655
                                           ===========   ===========  ===========  ===========   ==========

  Portfolio shares held...................   5,048,997     1,531,446    1,158,932    1,022,750      264,495
  Portfolio net asset value per share..... $     14.64   $     18.74  $     10.99  $     15.96   $    10.36
  Investment in portfolio shares, at cost. $64,211,517   $28,086,567  $10,260,565  $15,823,446   $2,400,803

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                      SUBACCOUNTS
                                           -----------------------------------------------------------------
                                           Wells Fargo                Wells Fargo  Wells Fargo|
                                           Advantage VT  Wells Fargo  Advantage VT Advantage VT  Wells Fargo
                                              Asset     Advantage VT   C&B Large      Large     Advantage VT
                                            Allocation  Equity Income  Cap Value     Company    International
                                               Fund         Fund          Fund      Core Fund     Core Fund
                                           ------------ ------------- ------------ ------------ -------------
INVESTMENT INCOME
  Dividend income......................... $ 1,888,267   $   476,888  $   159,410  $         0   $      379
                                           -----------   -----------  -----------  -----------   ----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............   1,240,411       539,467      220,874      274,159       42,141
                                           -----------   -----------  -----------  -----------   ----------

NET INVESTMENT INCOME (LOSS)..............     647,856       (62,579)     (61,464)    (274,159)     (41,762)
                                           -----------   -----------  -----------  -----------   ----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....   1,325,177     2,155,192            0            0      207,783
  Realized gain (loss) on shares
   redeemed...............................      39,212     3,826,425    2,285,767   (2,019,701)     394,270
  Net change in unrealized gain (loss) on
   investments............................   3,434,674    (5,510,395)  (2,495,401)   2,675,937     (239,318)
                                           -----------   -----------  -----------  -----------   ----------

NET GAIN (LOSS) ON
   INVESTMENTS............................   4,799,063       471,222     (209,634)     656,236      362,735
                                           -----------   -----------  -----------  -----------   ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................. $ 5,446,919   $   408,643  $  (271,098) $   382,077   $  320,973
                                           ===========   ===========  ===========  ===========   ==========

  The accompanying notes are an integral part of these financial statements.

                                      A19

                                           SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------------
Wells Fargo                                            AST First       AST First
Advantage VT Wells Fargo  Wells Fargo  Wells Fargo       Trust       Trust Capital
   Large     Advantage VT Advantage VT Advantage VT    Balanced      Appreciation    AST Advanced    Columbia
  Company    Money Market  Small Cap   Total Return     Target          Target        Strategies    High Yield
Growth Fund      Fund     Growth Fund   Bond Fund      Portfolio       Portfolio      Portfolio      Fund VS
------------ ------------ ------------ ------------ --------------  --------------  --------------  ----------
 $8,643,925  $24,425,651   $4,545,477  $10,374,997  $1,144,841,327  $1,390,642,534  $1,216,235,940   $411,604
 ----------  -----------   ----------  -----------  --------------  --------------  --------------   --------
 $8,643,925  $24,425,651   $4,545,477  $10,374,997  $1,144,841,327  $1,390,642,534  $1,216,235,940   $411,604
 ==========  ===========   ==========  ===========  ==============  ==============  ==============   ========

 $8,643,925  $24,425,651   $4,545,477  $10,374,997  $1,144,841,327  $1,390,642,534  $1,216,235,940   $411,604
 ----------  -----------   ----------  -----------  --------------  --------------  --------------   --------
 $8,643,925  $24,425,651   $4,545,477  $10,374,997  $1,144,841,327  $1,390,642,534  $1,216,235,940   $411,604
 ==========  ===========   ==========  ===========  ==============  ==============  ==============   ========

    891,899    1,804,364      336,563      726,344     102,271,015     122,278,610     106,913,305     38,085
 ==========  ===========   ==========  ===========  ==============  ==============  ==============   ========

    837,589   24,425,649      469,089    1,043,762      98,778,372     117,851,062     103,421,423     36,948
 $    10.32  $      1.00   $     9.69  $      9.94  $        11.59  $        11.80  $        11.76   $  11.14
 $6,777,350  $24,425,651   $3,422,684  $10,639,133  $1,071,196,419  $1,296,470,467  $1,120,059,936   $408,860
                                           SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------------
Wells Fargo                                            AST First       AST First
Advantage VT Wells Fargo  Wells Fargo  Wells Fargo       Trust       Trust Capital
   Large     Advantage VT Advantage VT Advantage VT    Balanced      Appreciation    AST Advanced    Columbia
  Company    Money Market  Small Cap   Total Return     Target          Target        Strategies    High Yield
Growth Fund      Fund     Growth Fund   Bond Fund      Portfolio       Portfolio      Portfolio      Fund VS
------------ ------------ ------------ ------------ --------------  --------------  --------------  ----------
 $        0  $ 1,146,595   $        0  $   538,955  $    4,141,067  $    2,692,895  $    4,233,141   $ 21,590
 ----------  -----------   ----------  -----------  --------------  --------------  --------------   --------



    145,679      355,791       74,289      168,122      17,732,016      19,847,217      19,058,919      4,434
 ----------  -----------   ----------  -----------  --------------  --------------  --------------   --------

   (145,679)     790,804      (74,289)     370,833     (13,590,949)    (17,154,322)    (14,825,778)    17,156
 ----------  -----------   ----------  -----------  --------------  --------------  --------------   --------

          0            0      778,814            0         363,764         988,883       1,428,984          0
    276,367            0      113,297     (213,183)      3,377,195       6,094,020       2,988,920      2,502

    514,174            0     (204,670)     354,473      47,974,997      64,620,842      65,925,385    (15,598)
 ----------  -----------   ----------  -----------  --------------  --------------  --------------   --------


    790,541            0      687,441      141,290      51,715,956      71,703,745      70,343,289    (13,096)
 ----------  -----------   ----------  -----------  --------------  --------------  --------------   --------

 $  644,862  $   790,804   $  613,152  $   512,123  $   38,125,007  $   54,549,423  $   55,517,511   $  4,060
 ==========  ===========   ==========  ===========  ==============  ==============  ==============   ========

  The accompanying notes are an integral part of these financial statements.

                                      A20

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2007

                                                         SUBACCOUNTS
                                           --------------------------------------
                                             Columbia Asset     Columbia Federal
                                           Allocation Fund, VS Securities Fund, VS
                                           ------------------- -------------------
ASSETS
  Investment in the portfolios, at value..     $11,609,273         $1,941,380
  Receivable from Prudential Annuities
   Life Assurance Corporation.............         833,259            409,094
                                               -----------         ----------
  Total Assets............................      12,442,532          2,350,474

LIABILITIES
  Payable to former unitholders...........         566,245            313,384
                                               -----------         ----------

NET ASSETS
  Attributable to accumulation units......     $11,876,287         $2,037,090
                                               ===========         ==========

  Units outstanding.......................         719,278            178,440
                                               ===========         ==========

  Portfolio shares held...................         761,264            185,423
  Portfolio net asset value per share.....     $     15.25         $    10.47
  Investment in portfolio shares, at
   cost...................................     $ 9,474,124         $1,997,554

STATEMENT OF OPERATIONS
For the period ended
December 31, 2007
                                                         SUBACCOUNTS
                                           --------------------------------------
                                             Columbia Asset     Columbia Federal
                                           Allocation Fund, VS Securities Fund, VS
                                           ------------------- -------------------
INVESTMENT INCOME
  Dividend income.........................     $   352,824         $  138,860
                                               -----------         ----------

EXPENSES
  Charges to the Contract owners for
   assuming mortality risk and expense
   risk and for administration............         123,119             20,463
                                               -----------         ----------

NET INVESTMENT INCOME (LOSS)..............         229,705            118,397
                                               -----------         ----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....       1,177,684                  0
  Realized gain (loss) on shares
   redeemed...............................         692,486            (21,012)
  Net change in unrealized gain (loss) on
   investments............................      (1,041,317)            22,860
                                               -----------         ----------

NET GAIN (LOSS) ON
   INVESTMENTS............................         828,853              1,848
                                               -----------         ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.............................     $ 1,058,558         $  120,245
                                               ===========         ==========

  The accompanying notes are an integral part of these financial statements.

                                      A21

                     [THIS PAGE INTENTIONALLY LEFT BLANK]



                                      A22

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                     SUBACCOUNTS
                               --------------------------------------------------------------------------------------
                                AST AllianceBernstein Growth   AST T. Rowe Price Large-Cap AST American Century Income
                                     & Income Portfolio             Growth Portfolio           & Growth Portfolio
                               ------------------------------  --------------------------  --------------------------
                                 01/01/2007      01/01/2006     01/01/2007    01/01/2006    01/01/2007    01/01/2006
                                     to              to             to            to            to            to
                                 12/31/2007      12/31/2006     12/31/2007    12/31/2006    12/31/2007    12/31/2006
                               --------------  --------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)..................... $  (17,704,582) $  (16,181,954) $ (6,200,858) $ (4,371,904) $    279,308  $  1,113,509
  Capital gains distributions
   received...................     61,979,608               0             0             0             0             0
  Realized gain (loss) on
   shares redeemed............    205,486,914     200,478,461    15,546,208    17,561,796    33,228,197    28,841,039
  Net change in unrealized
   gain (loss) on
   investments................   (179,786,786)    140,289,258     8,833,754    (1,423,663)  (38,308,671)   20,219,074
                               --------------  --------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.................     69,975,154     324,585,765    18,179,104    11,766,229    (4,801,166)   50,173,622
                               --------------  --------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments...................     50,187,874      72,467,757   100,676,819    78,480,816    16,831,924    11,098,124
  Surrenders, withdrawals and
   death benefits.............   (262,444,505)   (260,393,296)  (39,696,476)  (32,763,238)  (60,253,133)  (52,544,977)
  Net transfers between other
   subaccounts or fixed rate
   option.....................   (211,396,986)   (610,591,030)   21,852,543     6,443,025   (31,808,647)  (18,286,628)
  Withdrawal and other
   charges....................     (1,304,181)     (1,539,243)     (190,930)     (183,373)     (278,495)     (307,511)
                               --------------  --------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...............   (424,957,798)   (800,055,812)   82,641,956    51,977,230   (75,508,351)  (60,040,992)
                               --------------  --------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.....................   (354,982,644)   (475,470,047)  100,821,060    63,743,459   (80,309,517)   (9,867,370)

NET ASSETS
  Beginning of period.........  2,257,991,398   2,733,461,445   311,809,941   248,066,482   372,463,604   382,330,974
                               --------------  --------------  ------------  ------------  ------------  ------------
  End of period............... $1,903,008,754  $2,257,991,398  $412,631,001  $311,809,941  $292,154,087  $372,463,604
                               ==============  ==============  ============  ============  ============  ============

  Beginning units.............    119,941,388     167,796,720    25,617,789    18,693,659    23,133,067    27,143,236
                               --------------  --------------  ------------  ------------  ------------  ------------
  Units issued................     35,945,663      48,015,062    26,618,403    22,925,833     7,123,140     6,764,829
  Units redeemed..............    (55,188,766)    (95,870,394)  (18,300,201)  (16,001,703)  (11,701,318)  (10,774,998)
                               --------------  --------------  ------------  ------------  ------------  ------------
  Ending units................    100,698,285     119,941,388    33,935,991    25,617,789    18,554,889    23,133,067
                               ==============  ==============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A23

                                               SUBACCOUNTS (Continued)
------------------------------------------------------------------------------------------------------------------------
   AST American Century                                           AST Cohen & Steers Realty      AST UBS Dynamic Alpha
Strategic Allocation Portfolio    AST Money Market Portfolio              Portfolio                    Portfolio
-----------------------------  --------------------------------  ---------------------------  --------------------------
 01/01/2007      01/01/2006       01/01/2007       01/01/2006      01/01/2007    01/01/2006    01/01/2007    01/01/2006
     to              to               to               to              to            to            to            to
 12/31/2007      12/31/2006       12/31/2007       12/31/2006      12/31/2007    12/31/2006    12/31/2007    12/31/2006
 ------------   ------------   ---------------  ---------------  -------------  ------------  ------------  ------------

$    332,772    $    943,753   $    62,241,599  $    56,250,272  $   5,212,080  $ (1,004,035) $ (1,594,123) $  2,432,160

   8,573,630       4,489,838                 0                0     57,495,321    60,422,848             0             0

  10,418,660      11,836,286                 0                0     70,759,071    34,735,414    10,478,546       980,470

  (7,383,339)     (3,872,371)                0                0   (217,246,755)   39,522,547   (15,562,553)   13,141,544
 ------------   ------------   ---------------  ---------------  -------------  ------------  ------------  ------------

  11,941,723      13,397,506        62,241,599       56,250,272    (83,780,283)  133,676,774    (6,678,130)   16,554,174
 ------------   ------------   ---------------  ---------------  -------------  ------------  ------------  ------------


  43,202,064       8,805,872       560,828,375      638,642,435     28,670,821    31,805,661   150,471,579     6,213,317

 (30,072,931)    (31,390,146)   (1,049,233,555)    (863,310,055)   (60,730,635)  (59,117,248)  (34,426,441)  (31,220,838)

  (2,730,522)    (21,741,949)      744,842,473      161,633,520   (168,212,687)   27,874,779   101,765,537    (9,864,015)

    (115,664)       (129,391)       (1,148,688)      (1,201,239)      (234,724)     (273,604)     (131,948)     (144,530)
 ------------   ------------   ---------------  ---------------  -------------  ------------  ------------  ------------

  10,282,947     (44,455,614)      255,288,605      (64,235,339)  (200,507,225)      289,588   217,678,727   (35,016,066)
 ------------   ------------   ---------------  ---------------  -------------  ------------  ------------  ------------

  22,224,670     (31,058,108)      317,530,204       (7,985,067)  (284,287,508)  133,966,362   211,000,597   (18,461,892)

 168,793,398     199,851,506     1,602,715,168    1,610,700,235    533,825,475   399,859,113   180,123,307   198,585,199
 ------------   ------------   ---------------  ---------------  -------------  ------------  ------------  ------------
$191,018,068    $168,793,398   $ 1,920,245,372  $ 1,602,715,168  $ 249,537,967  $533,825,475  $391,123,904  $180,123,307
 ============   ============   ===============  ===============  =============  ============  ============  ============

  11,073,684      13,906,692       137,602,272      139,358,491     18,291,923    18,373,743     9,286,978    10,921,390
 ------------   ------------   ---------------  ---------------  -------------  ------------  ------------  ------------
   9,118,217       3,615,205     1,020,147,680    1,054,255,094      8,544,554    12,127,342    39,681,870     2,198,703
  (7,593,206)     (6,448,213)     (995,961,786)  (1,056,011,313)   (15,981,623)  (12,209,162)  (20,870,694)   (3,833,115)
 ------------   ------------   ---------------  ---------------  -------------  ------------  ------------  ------------
  12,598,695      11,073,684       161,788,166      137,602,272     10,854,854    18,291,923    28,098,154     9,286,978
 ============   ============   ===============  ===============  =============  ============  ============  ============


  The accompanying notes are an integral part of these financial statements.

                                      A24

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                   SUBACCOUNTS
                               ----------------------------------------------------------------------------------
                                AST DeAm Large-Cap Value      AST Neuberger Berman      AST DeAm Small-Cap Value
                                        Portfolio          Small-Cap Growth Portfolio           Portfolio
                               --------------------------  --------------------------  --------------------------
                                01/01/2007    01/01/2006    01/01/2007    01/01/2006    01/01/2007    01/01/2006
                                    to            to            to            to            to            to
                                12/31/2007    12/31/2006    12/31/2007    12/31/2006    12/31/2007    12/31/2006
                               ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)..................... $ (2,361,955) $ (1,602,179) $ (2,894,604) $ (3,427,658) $   (914,049) $ (1,443,921)
  Capital gains distributions
   received...................   20,764,434    18,920,075             0             0    11,775,750     6,570,928
  Realized gain (loss) on
   shares redeemed............   31,996,682     9,805,114    18,259,056    30,652,148       565,112     3,472,631
  Net change in unrealized
   gain (loss) on
   investments................  (52,808,883)   13,676,224    14,724,170   (14,654,965)  (31,427,929)    9,155,835
                               ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.................   (2,409,722)   40,799,234    30,088,622    12,569,525   (20,001,116)   17,755,473
                               ------------  ------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments...................   28,144,451    23,259,948     5,112,819     6,079,677     8,759,293    10,331,432
  Surrenders, withdrawals and
   death benefits.............  (46,888,977)  (26,319,847)  (34,261,383)  (39,230,876)  (12,586,673)  (10,990,621)
  Net transfers between other
   subaccounts or fixed rate
   option.....................  (20,732,931)  119,981,532    (8,671,977)  (24,080,643)  (20,253,303)   (8,512,466)
  Withdrawal and other
   charges....................     (177,259)     (133,610)     (144,560)     (182,454)      (65,134)      (68,669)
                               ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...............  (39,654,716)  116,788,023   (37,965,101)  (57,414,296)  (24,145,817)   (9,240,324)
                               ------------  ------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.....................  (42,064,438)  157,587,257    (7,876,479)  (44,844,771)  (44,146,933)    8,515,149

NET ASSETS
  Beginning of period.........  326,334,427   168,747,170   205,153,443   249,998,214   115,526,877   107,011,728
                               ------------  ------------  ------------  ------------  ------------  ------------
  End of period............... $284,269,989  $326,334,427  $197,276,964  $205,153,443  $ 71,379,944  $115,526,877
                               ============  ============  ============  ============  ============  ============

  Beginning units.............   20,638,243    12,951,926    19,450,742    25,315,162     6,905,652     7,609,139
                               ------------  ------------  ------------  ------------  ------------  ------------
  Units issued................   18,032,697    17,771,303     3,440,685     5,488,644     4,128,389     4,729,371
  Units redeemed..............  (20,951,427)  (10,084,986)   (7,113,981)  (11,353,064)   (5,778,009)   (5,432,858)
                               ------------  ------------  ------------  ------------  ------------  ------------
  Ending units................   17,719,513    20,638,243    15,777,446    19,450,742     5,256,032     6,905,652
                               ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A25

                                              SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------------------
                               AST Federated Aggressive
  AST High Yield Portfolio         Growth Portfolio       AST Mid-Cap Value Portfolio AST Small-Cap Value Portfolio
---------------------------  ---------------------------  --------------------------  -----------------------------
  01/01/2007    01/01/2006    01/01/2007     01/01/2006    01/01/2007    01/01/2006     01/01/2007     01/01/2006
      to            to            to             to            to            to             to             to
  12/31/2007    12/31/2006    12/31/2007     12/31/2006    12/31/2007    12/31/2006     12/31/2007     12/31/2006
-------------  ------------  ------------  -------------  ------------  ------------  -------------  --------------

$  32,264,970  $ 40,888,100  $ (8,876,442) $  (8,885,385) $ (1,710,176) $ (1,414,124) $  (7,514,894) $  (12,052,591)

            0             0    43,708,510     15,277,767     2,960,211    24,113,938     87,320,424      49,106,520

   15,388,911   (24,419,950)   31,725,418     35,408,830    10,234,600     9,068,100     30,944,371      75,487,984

  (42,645,431)   27,574,932   (25,417,898)    10,141,868    (8,757,874)  (15,319,813)  (170,942,010)     51,938,311
-------------  ------------  ------------  -------------  ------------  ------------  -------------  --------------

    5,008,450    44,043,082    41,139,588     51,943,080     2,726,761    16,448,101    (60,192,109)    164,480,224
-------------  ------------  ------------  -------------  ------------  ------------  -------------  --------------


   25,952,781    20,666,739    35,912,222     43,134,381     9,937,247     4,978,659     55,049,120      61,812,652

  (73,622,532)  (85,722,235)  (45,758,984)   (37,787,182)  (20,756,194)  (21,521,588)  (110,291,107)   (103,871,205)

 (109,144,924)  (22,338,500)  (53,975,949)  (102,944,252)  (23,777,232)  (12,451,009)   (65,267,402)   (204,126,557)

     (243,685)     (297,617)     (272,688)      (288,959)     (102,252)     (107,008)      (531,434)       (614,763)
-------------  ------------  ------------  -------------  ------------  ------------  -------------  --------------

 (157,058,360)  (87,691,613)  (64,095,399)   (97,886,012)  (34,698,431)  (29,100,946)  (121,040,823)   (246,799,873)
-------------  ------------  ------------  -------------  ------------  ------------  -------------  --------------

 (152,049,910)  (43,648,531)  (22,955,811)   (45,942,932)  (31,971,670)  (12,652,845)  (181,232,932)    (82,319,649)

  532,516,445   576,164,976   485,583,169    531,526,101   143,922,030   156,574,875    956,553,776   1,038,873,425
-------------  ------------  ------------  -------------  ------------  ------------  -------------  --------------
$ 380,466,535  $532,516,445  $462,627,358  $ 485,583,169  $111,950,360  $143,922,030  $ 775,320,844  $  956,553,776
=============  ============  ============  =============  ============  ============  =============  ==============

   33,761,176    39,066,844    29,587,042     36,135,866    10,059,684    12,416,153     47,594,398      60,672,388
-------------  ------------  ------------  -------------  ------------  ------------  -------------  --------------
   25,796,047    30,713,191    14,133,809     19,688,730     4,106,563     3,653,302     20,335,375      21,103,354
  (35,493,533)  (36,018,859)  (18,217,791)   (26,237,554)   (6,529,616)   (6,009,771)   (25,582,943)    (34,181,344)
-------------  ------------  ------------  -------------  ------------  ------------  -------------  --------------
   24,063,690    33,761,176    25,503,060     29,587,042     7,636,631    10,059,684     42,346,830      47,594,398
=============  ============  ============  =============  ============  ============  =============  ==============

  The accompanying notes are an integral part of these financial statements.

                                      A26

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                    SUBACCOUNTS
                               ------------------------------------------------------------------------------------
                                     AST Goldman Sachs        AST Goldman Sachs Mid-Cap       AST Goldman Sachs
                               Concentrated Growth Portfolio      Growth Portfolio        Small-Cap Value Portfolio
                               ----------------------------  --------------------------  --------------------------
                                 01/01/2007     01/01/2006    01/01/2007    01/01/2006    01/01/2007    01/01/2006
                                     to             to            to            to            to            to
                                 12/31/2007     12/31/2006    12/31/2007    12/31/2006    12/31/2007    12/31/2006
                               -------------  -------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)..................... $  (8,679,853) $  (9,467,304) $ (5,668,398) $ (5,820,374) $ (1,612,663) $ (2,476,547)
  Capital gains distributions
   received...................             0              0             0             0    45,242,043    40,861,131
  Realized gain (loss) on
   shares redeemed............    53,368,886      2,233,701    30,817,137    37,821,668    15,544,218     6,638,358
  Net change in unrealized
   gain (loss) on
   investments................    25,650,999     58,960,243    23,794,436   (17,480,348)  (68,565,413)  (11,558,393)
                               -------------  -------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.................    70,340,032     51,726,640    48,943,175    14,520,946    (9,391,815)   33,464,549
                               -------------  -------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments...................    10,457,253      8,795,662    14,548,383    16,661,910       622,700       886,002
  Surrenders, withdrawals and
   death benefits.............  (119,941,238)  (122,540,564)  (30,717,825)  (25,906,242)  (36,229,906)  (38,038,229)
  Net transfers between other
   subaccounts or fixed rate
   option.....................   (19,752,402)   (47,614,579)  (32,146,850)  (86,761,342)  (26,331,852)  (28,704,675)
  Withdrawal and other
   charges....................      (530,745)      (629,260)     (203,279)     (220,119)     (132,794)     (166,133)
                               -------------  -------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...............  (129,767,132)  (161,988,741)  (48,519,571)  (96,225,793)  (62,071,852)  (66,023,035)
                               -------------  -------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.....................   (59,427,100)  (110,262,101)      423,604   (81,704,847)  (71,463,667)  (32,558,486)

NET ASSETS
  Beginning of period.........   618,327,034    728,589,135   307,253,354   388,958,201   216,392,575   248,951,061
                               -------------  -------------  ------------  ------------  ------------  ------------
  End of period............... $ 558,899,934  $ 618,327,034  $307,676,958  $307,253,354  $144,928,908  $216,392,575
                               =============  =============  ============  ============  ============  ============

  Beginning units.............    27,074,050     33,370,561    38,464,330    52,067,714     8,373,435    11,096,171
                               -------------  -------------  ------------  ------------  ------------  ------------
  Units issued................     8,681,149      4,746,190    15,233,252    14,009,387       593,577       864,432
  Units redeemed..............   (12,507,155)   (11,042,701)  (21,819,603)  (27,612,771)   (2,947,968)   (3,587,168)
                               -------------  -------------  ------------  ------------  ------------  ------------
  Ending units................    23,248,044     27,074,050    31,877,979    38,464,330     6,019,044     8,373,435
                               =============  =============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A27

                                                SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------------------------
                                  AST Lord Abbett Bond-       AST Marsico Capital Growth
AST Large-Cap Value Portfolio      Debenture Portfolio                 Portfolio              AST MFS Growth Portfolio
----------------------------  ----------------------------  ------------------------------  ---------------------------
  01/01/2007     01/01/2006     01/01/2007     01/01/2006     01/01/2007      01/01/2006     01/01/2007     01/01/2006
      to             to             to             to             to              to             to             to
  12/31/2007     12/31/2006     12/31/2007     12/31/2006     12/31/2007      12/31/2006     12/31/2007     12/31/2006
-------------  -------------  -------------  -------------  --------------  --------------  ------------  -------------

$  (3,664,362) $  (4,840,018) $  21,698,057  $  18,794,122  $  (38,736,170) $  (42,748,603) $ (6,440,776) $  (7,504,298)

   16,352,550     15,703,898      2,142,252      7,573,032               0               0             0              0

   47,974,576     24,034,460     22,641,911     (4,551,585)    241,187,163     262,016,869    43,643,008     17,053,776

  (88,823,133)    69,111,136    (21,939,467)    22,619,799      86,368,081     (93,062,055)   14,311,645     25,215,420
-------------  -------------  -------------  -------------  --------------  --------------  ------------  -------------

  (28,160,369)   104,009,476     24,542,753     44,435,368     288,819,074     126,206,211    51,513,877     34,764,898
-------------  -------------  -------------  -------------  --------------  --------------  ------------  -------------


   92,196,623     90,802,172     18,796,090     24,146,633     142,564,142     173,793,008     8,688,601     22,856,978

 (101,000,333)  (100,802,220)   (62,181,441)   (59,868,207)   (288,425,950)   (265,019,710)  (70,130,084)   (76,246,045)

  (76,307,728)   (58,492,297)   (68,898,804)   (88,472,891)   (239,445,933)   (491,191,220)  (36,152,671)   (89,715,806)

     (354,779)      (408,685)      (317,324)      (341,997)     (1,442,850)     (1,633,360)     (295,892)      (351,539)
-------------  -------------  -------------  -------------  --------------  --------------  ------------  -------------

  (85,466,217)   (68,901,030)  (112,601,479)  (124,536,462)   (386,750,591)   (584,051,282)  (97,890,046)  (143,456,412)
-------------  -------------  -------------  -------------  --------------  --------------  ------------  -------------

 (113,626,586)    35,108,446    (88,058,726)   (80,101,094)    (97,931,517)   (457,845,071)  (46,376,169)  (108,691,514)

  695,105,294    659,996,848    582,676,194    662,777,288   2,486,478,857   2,944,323,928   440,821,348    549,512,862
-------------  -------------  -------------  -------------  --------------  --------------  ------------  -------------
$ 581,478,708  $ 695,105,294  $ 494,617,468  $ 582,676,194  $2,388,547,340  $2,486,478,857  $394,445,179  $ 440,821,348
=============  =============  =============  =============  ==============  ==============  ============  =============

   34,653,644     34,769,059     44,058,082     54,113,090     166,628,186     206,075,734    47,011,478     63,684,303
-------------  -------------  -------------  -------------  --------------  --------------  ------------  -------------
   17,180,239     19,723,298     27,826,878     24,890,491      64,349,256      71,907,548     6,828,200      9,362,958
  (18,700,254)   (19,838,713)   (35,938,679)   (34,945,499)    (87,105,185)   (111,355,096)  (17,003,737)   (26,035,783)
-------------  -------------  -------------  -------------  --------------  --------------  ------------  -------------
   33,133,629     34,653,644     35,946,281     44,058,082     143,872,257     166,628,186    36,835,941     47,011,478
=============  =============  =============  =============  ==============  ==============  ============  =============

  The accompanying notes are an integral part of these financial statements.

                                      A28

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                      SUBACCOUNTS
                               ----------------------------------------------------------------------------------------
                                   AST Neuberger Berman       AST Neuberger Berman Mid-Cap      AST Small-Cap Growth
                                 Mid-Cap Growth Portfolio            Value Portfolio                  Portfolio
                               ----------------------------  ------------------------------  --------------------------
                                 01/01/2007     01/01/2006     01/01/2007      01/01/2006     01/01/2007    01/01/2006
                                     to             to             to              to             to            to
                                 12/31/2007     12/31/2006     12/31/2007      12/31/2006     12/31/2007    12/31/2006
                               -------------  -------------  --------------  --------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)..................... $ (10,330,391) $  (9,983,892) $  (10,599,355) $  (13,993,200) $ (2,743,442) $ (2,662,732)
  Capital gains distributions
   received...................             0              0     141,415,432     200,189,759             0             0
  Realized gain (loss) on
   shares redeemed............    80,859,795     69,822,006      94,644,150      90,952,564     6,839,331     4,450,327
  Net change in unrealized
   gain (loss) on
   investments................    47,230,162     13,812,271    (206,006,188)   (171,640,658)    4,887,742    16,116,645
                               -------------  -------------  --------------  --------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.................   117,759,566     73,650,385      19,454,039     105,508,465     8,983,631    17,904,240
                               -------------  -------------  --------------  --------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments...................    30,895,857     26,627,565      35,613,369      48,399,430    18,572,251    16,719,431
  Surrenders, withdrawals and
   death benefits.............  (112,087,611)  (100,094,041)   (163,613,869)   (168,794,587)  (26,918,971)  (28,232,094)
  Net transfers between other
   subaccounts or fixed rate
   option.....................    27,635,577    (64,493,038)   (117,927,751)   (236,782,327)  (12,452,912)  (18,581,335)
  Withdrawal and other
   charges....................      (476,991)      (526,886)       (698,095)       (814,066)     (117,467)     (141,864)
                               -------------  -------------  --------------  --------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...............   (54,033,168)  (138,486,400)   (246,626,346)   (357,991,550)  (20,917,099)  (30,235,862)
                               -------------  -------------  --------------  --------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.....................    63,726,398    (64,836,015)   (227,172,307)   (252,483,085)  (11,933,468)  (12,331,622)

NET ASSETS
  Beginning of period.........   632,361,967    697,197,982   1,194,347,979   1,446,831,064   169,871,042   182,202,664
                               -------------  -------------  --------------  --------------  ------------  ------------
  End of period............... $ 696,088,365  $ 632,361,967  $  967,175,672  $1,194,347,979  $157,937,574  $169,871,042
                               =============  =============  ==============  ==============  ============  ============

  Beginning units.............    31,115,955     37,762,308      48,463,355      63,124,177    10,694,531    12,336,754
                               -------------  -------------  --------------  --------------  ------------  ------------
  Units issued................    20,316,289     14,754,712      18,993,941      20,947,586     4,854,414     5,415,764
  Units redeemed..............   (21,501,581)   (21,401,065)    (27,671,035)    (35,608,408)   (5,833,412)   (7,057,987)
                               -------------  -------------  --------------  --------------  ------------  ------------
  Ending units................    29,930,663     31,115,955      39,786,261      48,463,355     9,715,533    10,694,531
                               =============  =============  ==============  ==============  ============  ============


  The accompanying notes are an integral part of these financial statements.

                                      A29

                                                SUBACCOUNTS (Continued)
----------------------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond   AST PIMCO Total Return Bond   AST AllianceBernstein Core     AST AllianceBernstein
           Portfolio                       Portfolio                  Value Portfolio       Managed Index 500 Portfolio
------------------------------  ------------------------------  --------------------------  --------------------------
  01/01/2007      01/01/2006      01/01/2007      01/01/2006     01/01/2007    01/01/2006    01/01/2007    01/01/2006
      to              to              to              to             to            to            to            to
  12/31/2007      12/31/2006      12/31/2007      12/31/2006     12/31/2007    12/31/2006    12/31/2007    12/31/2006
--------------  --------------  --------------  --------------  ------------  ------------  ------------  ------------

$   36,465,255  $   19,631,263  $    9,324,429  $   32,324,611  $ (1,794,597) $ (1,611,963) $   (868,576) $ (1,814,848)

             0               0               0               0    18,651,905    18,228,551             0             0

     9,874,467      (8,175,115)      3,156,267     (22,416,888)   28,573,468     9,563,671    28,940,111    24,311,918

    14,669,964      17,789,482      84,839,281      20,150,595   (69,144,018)   37,339,548   (24,304,585)   20,983,810
--------------  --------------  --------------  --------------  ------------  ------------  ------------  ------------

    61,009,686      29,245,630      97,319,977      30,058,318   (23,713,242)   63,519,807     3,766,950    43,480,880
--------------  --------------  --------------  --------------  ------------  ------------  ------------  ------------


    69,976,415     120,944,150     170,448,859     147,779,897    88,397,350    87,462,533    23,560,907    25,808,202

  (167,657,146)   (163,831,780)   (216,068,642)   (222,898,900)  (43,698,000)  (33,989,236)  (68,919,610)  (72,179,564)

  (106,302,648)   (306,027,713)    (21,252,881)    (28,633,961)  (98,314,508)   53,527,793   (50,689,738)  (49,574,524)

      (682,342)       (792,147)       (821,939)       (929,242)     (190,557)     (174,607)     (274,303)     (334,276)
--------------  --------------  --------------  --------------  ------------  ------------  ------------  ------------

  (204,665,721)   (349,707,490)    (67,694,603)   (104,682,206)  (53,805,715)  106,826,483   (96,322,744)  (96,280,162)
--------------  --------------  --------------  --------------  ------------  ------------  ------------  ------------

  (143,656,035)   (320,461,860)     29,625,374     (74,623,888)  (77,518,957)  170,346,290   (92,555,794)  (52,799,282)

 1,352,973,165   1,673,435,025   1,532,654,703   1,607,278,591   450,429,301   280,083,011   438,379,389   491,178,671
--------------  --------------  --------------  --------------  ------------  ------------  ------------  ------------
$1,209,317,130  $1,352,973,165  $1,562,280,077  $1,532,654,703  $372,910,344  $450,429,301  $345,823,595  $438,379,389
==============  ==============  ==============  ==============  ============  ============  ============  ============

   113,952,602     142,947,781     106,510,754     109,302,587    28,555,762    21,260,157    31,311,242    38,737,867
--------------  --------------  --------------  --------------  ------------  ------------  ------------  ------------
    44,868,895      54,578,286      55,432,228      55,051,257    17,732,612    21,053,152     9,295,399     9,807,903
   (60,390,438)    (83,573,465)    (56,135,221)    (57,843,090)  (20,969,625)  (13,757,547)  (15,866,865)  (17,234,528)
--------------  --------------  --------------  --------------  ------------  ------------  ------------  ------------
    98,431,059     113,952,602     105,807,761     106,510,754    25,318,749    28,555,762    24,739,776    31,311,242
==============  ==============  ==============  ==============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A30

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                   SUBACCOUNTS
                               ----------------------------------------------------------------------------------
                                AST T. Rowe Price Natural    AST T. Rowe Price Asset     AST International Value
                                   Resources Portfolio        Allocation Portfolio              Portfolio
                               --------------------------  --------------------------  --------------------------
                                01/01/2007    01/01/2006    01/01/2007    01/01/2006    01/01/2007    01/01/2006
                                    to            to            to            to            to            to
                                12/31/2007    12/31/2006    12/31/2007    12/31/2006    12/31/2007    12/31/2006
                               ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)..................... $ (4,770,526) $ (4,930,380) $ (3,585,315) $  1,179,950  $ (2,688,268) $ (1,802,187)
  Capital gains distributions
   received...................   29,576,761    30,810,148    22,512,899    29,241,880             0             0
  Realized gain (loss) on
   shares redeemed............   46,252,591    58,241,724     5,702,790    (2,533,767)   37,297,323    20,568,797
  Net change in unrealized
   gain (loss) on
   investments................   75,090,181   (38,064,015)   (3,062,461)   14,990,803    17,561,850    33,662,745
                               ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.................  146,149,007    46,057,477    21,567,913    42,878,866    52,170,905    52,429,355
                               ------------  ------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments...................   41,759,160    41,668,675   397,277,733    31,960,127    67,785,127    49,513,230
  Surrenders, withdrawals and
   death benefits.............  (64,542,343)  (47,152,264)  (80,196,062)  (65,693,748)  (45,095,626)  (27,147,948)
  Net transfers between other
   subaccounts or fixed rate
   option.....................   66,979,192   (43,396,410)   45,955,253    23,307,943    36,849,512    44,740,207
  Withdrawal and other
   charges....................     (271,020)     (255,301)     (292,447)     (286,973)     (207,502)     (141,497)
                               ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...............   43,924,989   (49,135,300)  362,744,477   (10,712,651)   59,331,511    66,963,992
                               ------------  ------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.....................  190,073,996    (3,077,823)  384,312,390    32,166,215   111,502,416   119,393,347

NET ASSETS
  Beginning of period.........  377,853,157   380,930,980   453,917,826   421,751,611   307,008,826   187,615,479
                               ------------  ------------  ------------  ------------  ------------  ------------
  End of period............... $567,927,153  $377,853,157  $838,230,216  $453,917,826  $418,511,242  $307,008,826
                               ============  ============  ============  ============  ============  ============

  Beginning units.............   11,346,551    12,695,727    23,736,273    22,882,365    16,917,509    12,494,641
                               ------------  ------------  ------------  ------------  ------------  ------------
  Units issued................   13,857,446    11,909,653    60,077,602    12,361,101    18,665,459    14,140,436
  Units redeemed..............  (11,880,759)  (13,258,829)  (31,635,600)  (11,507,193)  (15,123,473)   (9,717,568)
                               ------------  ------------  ------------  ------------  ------------  ------------
  Ending units................   13,323,238    11,346,551    52,178,275    23,736,273    20,459,495    16,917,509
                               ============  ============  ============  ============  ============  ============


  The accompanying notes are an integral part of these financial statements.

                                      A31

                                              SUBACCOUNTS (Continued)
--------------------------------------------------------------------------------------------------------------------
   AST MFS Global Equity    AST JPMorgan International  AST T. Rowe Price Global Bond    AST International Growth
         Portfolio               Equity Portfolio                Portfolio                       Portfolio
--------------------------  --------------------------  ----------------------------  ------------------------------
 01/01/2007    01/01/2006    01/01/2007    01/01/2006    01/01/2007     01/01/2006      01/01/2007      01/01/2006
     to            to            to            to            to             to              to              to
 12/31/2007    12/31/2006    12/31/2007    12/31/2006    12/31/2007     12/31/2006      12/31/2007      12/31/2006
------------  ------------  ------------  ------------  ------------   ------------   --------------  --------------

$    693,550  $ (1,865,951) $   (881,490) $ (1,553,580) $  4,032,941   $   (510,275)  $  (19,436,713) $   (5,778,597)

  19,847,135    14,326,966             0             0             0      4,651,359       99,688,621               0

  30,285,396    13,459,335    72,727,635    52,492,530     2,381,362     (3,905,923)     176,261,626     183,799,140

 (37,131,974)    9,780,085   (36,759,487)   37,732,770    27,365,025     19,367,994      (28,175,778)     91,107,539
------------  ------------  ------------  ------------  ------------   ------------   --------------  --------------

  13,694,107    35,700,435    35,086,658    88,671,720    33,779,328     19,603,155      228,337,756     269,128,082
------------  ------------  ------------  ------------  ------------   ------------   --------------  --------------


  11,988,874     9,559,875    22,214,985    18,359,088    24,792,881     23,989,815       70,445,262      90,616,430

 (29,167,500)  (21,198,074)  (70,775,688)  (60,152,203)  (48,156,070)   (41,147,237)    (192,902,729)   (178,084,311)

 (62,056,371)   67,955,379   (21,644,143)   (5,004,501)     (874,891)   (64,697,733)    (190,908,879)   (354,328,822)

    (127,010)     (112,789)     (297,762)     (304,673)     (232,816)      (248,462)        (871,834)       (971,074)
------------  ------------  ------------  ------------  ------------   ------------   --------------  --------------

 (79,362,007)   56,204,391   (70,502,608)  (47,102,289)  (24,470,896)   (82,103,617)    (314,238,180)   (442,767,777)
------------  ------------  ------------  ------------  ------------   ------------   --------------  --------------

 (65,667,900)   91,904,826   (35,415,950)   41,569,431     9,308,432    (62,500,462)     (85,900,424)   (173,639,695)

 240,811,449   148,906,623   502,228,325   460,658,894   452,329,904    514,830,366    1,536,181,205   1,709,820,900
------------  ------------  ------------  ------------  ------------   ------------   --------------  --------------
$175,143,549  $240,811,449  $466,812,375  $502,228,325  $461,638,336   $452,329,904   $1,450,280,781  $1,536,181,205
============  ============  ============  ============  ============   ============   ==============  ==============

  14,954,097    11,542,613    20,776,118    22,661,386    35,160,659     41,855,611       74,075,677      98,133,364
------------  ------------  ------------  ------------  ------------   ------------   --------------  --------------
   7,822,766    11,914,212    14,061,306    13,807,158    23,378,020     21,412,879       25,167,864      34,052,827
 (12,629,693)   (8,502,728)  (16,132,247)  (15,692,426)  (25,157,901)   (28,107,831)     (39,332,833)    (58,110,514)
------------  ------------  ------------  ------------  ------------   ------------   --------------  --------------
  10,147,170    14,954,097    18,705,177    20,776,118    33,380,778     35,160,659       59,910,708      74,075,677
============  ============  ============  ============  ============   ============   ==============  ==============

  The accompanying notes are an integral part of these financial statements.

                                      A32

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                       SUBACCOUNTS
                               ------------------------------------------------------------------------------------------
                                  AST Aggressive Asset        AST Capital Growth Asset      AST Balanced Asset Allocation
                                  Allocation Portfolio          Allocation Portfolio                  Portfolio
                               --------------------------  ------------------------------  ------------------------------
                                01/01/2007    01/01/2006     01/01/2007      01/01/2006      01/01/2007      01/01/2006
                                    to            to             to              to              to              to
                                12/31/2007    12/31/2006     12/31/2007      12/31/2006      12/31/2007      12/31/2006
                               ------------  ------------  --------------  --------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)..................... $ (7,305,946) $ (3,701,687) $  (80,991,641) $  (36,057,684) $  (53,408,651) $  (27,934,427)
  Capital gains distributions
   received...................    2,728,801             0      14,583,579               0      10,877,421               0
  Realized gain (loss) on
   shares redeemed............   14,556,485       994,409      25,705,846        (711,980)     10,954,491       1,432,365
  Net change in unrealized
   gain (loss) on
   investments................   15,542,202    29,630,043     309,219,189     244,855,287     225,680,868     170,438,653
                               ------------  ------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.................   25,521,542    26,922,765     268,516,973     208,085,623     194,104,129     143,936,591
                               ------------  ------------  --------------  --------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments...................  160,413,749   127,376,546   2,015,830,885   1,700,743,711   1,390,847,386   1,269,277,796
  Surrenders, withdrawals and
   death benefits.............  (23,729,491)   (9,193,916)   (175,825,481)    (70,134,881)   (175,301,959)    (73,710,326)
  Net transfers between other
   subaccounts or fixed rate
   option.....................    6,043,249   158,929,497      70,573,422     999,815,222      97,813,870     772,649,199
  Withdrawal and other
   charges....................     (219,795)     (103,726)     (1,124,258)       (438,025)       (833,013)       (366,297)
                               ------------  ------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...............  142,507,712   277,008,401   1,909,454,568   2,629,986,027   1,312,526,284   1,967,850,372
                               ------------  ------------  --------------  --------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.....................  168,029,254   303,931,166   2,177,971,541   2,838,071,650   1,506,630,413   2,111,786,963

NET ASSETS
  Beginning of period.........  338,015,197    34,084,031   3,056,729,065     218,657,415   2,302,446,071     190,659,108
                               ------------  ------------  --------------  --------------  --------------  --------------
  End of period............... $506,044,451  $338,015,197  $5,234,700,606  $3,056,729,065  $3,809,076,484  $2,302,446,071
                               ============  ============  ==============  ==============  ==============  ==============

  Beginning units.............   29,758,635     3,409,311     274,471,163      21,855,191     209,952,238      19,037,082
                               ------------  ------------  --------------  --------------  --------------  --------------
  Units issued................   47,683,825    46,147,821     416,597,034     382,158,761     278,937,880     279,070,825
  Units redeemed..............  (36,022,542)  (19,798,497)   (253,153,738)   (129,542,789)   (163,931,268)    (88,155,669)
                               ------------  ------------  --------------  --------------  --------------  --------------
  Ending units................   41,419,918    29,758,635     437,914,459     274,471,163     324,958,850     209,952,238
                               ============  ============  ==============  ==============  ==============  ==============


  The accompanying notes are an integral part of these financial statements.

                                      A33

                                          SUBACCOUNTS (Continued)
---------------------------------------------------------------------------------------------------------------
   AST Conservative Asset       AST Preservation Asset
    Allocation Portfolio         Allocation Portfolio       Davis Value Portfolio     Evergreen VA Balanced Fund
----------------------------  --------------------------  ------------------------  ---------------------------
  01/01/2007     01/01/2006    01/01/2007    01/01/2006    01/01/2007   01/01/2006  01/01/2007     01/01/2006
      to             to            to            to            to           to          to             to
  12/31/2007     12/31/2006    12/31/2007    12/31/2006    12/31/2007   12/31/2006  12/31/2007     12/31/2006
--------------  ------------  ------------  ------------  -----------  -----------  ----------     -----------

$  (14,769,914) $ (6,468,078) $ (7,156,000) $ (2,639,197) $   (50,298) $   (70,886) $  158,182    $    66,414

     2,456,706             0             0             0      508,895            0           0              0

     5,866,997     1,947,545    18,894,570       857,830    1,474,486      450,826     123,941        (36,554)

    62,009,167    36,156,421    16,874,669    12,796,758   (1,476,311)   1,167,108      26,398        468,130
--------------  ------------  ------------  ------------  -----------  -----------   ----------    -----------

    55,562,956    31,635,888    28,613,239    11,015,391      456,772    1,547,048     308,521        497,990
--------------  ------------  ------------  ------------  -----------  -----------   ----------    -----------


   453,400,089   299,523,900   228,973,369   129,076,642        3,114       12,580       3,896          3,311

   (56,825,592)  (23,854,174)  (32,421,611)  (10,684,516)  (2,113,963)  (1,368,209)   (936,068)      (572,072)

   129,479,706   212,951,392    93,752,664   109,499,246      633,349    3,373,312      14,398       (528,899)

      (233,183)     (118,196)     (129,253)      (55,863)     (20,617)     (20,827)    (15,449)       (16,599)
--------------  ------------  ------------  ------------  -----------  -----------   ----------    -----------

   525,821,020   488,502,922   290,175,169   227,835,509   (1,498,117)   1,996,856    (933,223)    (1,114,259)
--------------  ------------  ------------  ------------  -----------  -----------   ----------    -----------

   581,383,976   520,138,810   318,788,408   238,850,900   (1,041,345)   3,543,904    (624,702)      (616,269)

   561,803,967    41,665,157   250,007,194    11,156,294   13,705,564   10,161,660   6,174,236      6,790,505
--------------  ------------  ------------  ------------  -----------  -----------   ----------    -----------
$1,143,187,943  $561,803,967  $568,795,602  $250,007,194  $12,664,219  $13,705,564  $5,549,534    $ 6,174,236
==============  ============  ============  ============  ===========  ===========   ==========    ===========

    51,724,638     4,156,115    23,553,542     1,111,640    1,082,056      911,967     590,857        704,369
--------------  ------------  ------------  ------------  -----------  -----------   ----------    -----------
   103,329,126    77,180,222    83,601,551    44,533,338      259,921      408,006      40,492         25,286
   (56,499,935)  (29,611,699)  (56,817,239)  (22,091,436)    (374,408)    (237,917)   (126,551)      (138,798)
--------------  ------------  ------------  ------------  -----------  -----------   ----------    -----------
    98,553,829    51,724,638    50,337,854    23,553,542      967,569    1,082,056     504,798        590,857
==============  ============  ============  ============  ===========  ===========   ==========    ===========

  The accompanying notes are an integral part of these financial statements.

                                      A34

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                SUBACCOUNTS
                               ----------------------------------------------------------------------------
                                                         Evergreen VA International Evergreen VA Fundamental
                               Evergreen VA Growth Fund         Equity Fund              Large Cap Fund
                               ------------------------  -------------------------  -----------------------
                                01/01/2007   01/01/2006   01/01/2007    01/01/2006   01/01/2007  01/01/2006
                                    to           to           to            to           to          to
                                12/31/2007   12/31/2007   12/31/2007    12/31/2006   12/31/2007  12/31/2006
                               -----------  -----------  ------------  -----------  -----------  ----------
OPERATIONS
  Net investment income
   (loss)..................... $  (711,470) $  (747,600) $    991,138  $ 1,797,832  $   (36,522) $  (14,303)
  Capital gains distributions
   received...................   8,359,322    2,423,286     8,182,510    3,992,333      674,528     151,870
  Realized gain (loss) on
   shares redeemed............   3,010,088    3,353,571     9,494,317    7,845,472      695,681     380,652
  Net change in unrealized
   gain (loss) on
   investments................  (6,960,318)  (1,672,998)   (6,309,111)    (153,768)    (695,066)    430,298
                               -----------  -----------  ------------  -----------  -----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.................   3,697,622    3,356,259    12,358,854   13,481,869      638,621     948,517
                               -----------  -----------  ------------  -----------  -----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments...................   3,746,033    3,826,544    11,207,927   10,177,879        8,216      10,631
  Surrenders, withdrawals and
   death benefits.............  (5,451,331)  (5,052,087)  (12,987,070)  (6,810,978)  (1,210,200)   (988,930)
  Net transfers between other
   subaccounts or fixed rate
   option.....................  (4,084,260)  (4,266,678)   10,908,784   10,175,999     (382,058)    250,287
  Withdrawal and other
   charges....................     (37,019)     (39,322)      (79,138)     (51,386)     (23,170)    (24,461)
                               -----------  -----------  ------------  -----------  -----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...............  (5,826,577)  (5,531,543)    9,050,503   13,491,514   (1,607,212)   (752,473)
                               -----------  -----------  ------------  -----------  -----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.....................  (2,128,955)  (2,175,284)   21,409,357   26,973,383     (968,591)    196,044

NET ASSETS
  Beginning of period.........  43,826,409   46,001,693    91,051,734   64,078,351    9,482,236   9,286,192
                               -----------  -----------  ------------  -----------  -----------  ----------
  End of period............... $41,697,454  $43,826,409  $112,461,091  $91,051,734  $ 8,513,645  $9,482,236
                               ===========  ===========  ============  ===========  ===========  ==========

  Beginning units.............   3,503,745    4,018,842     5,001,170    4,304,433      703,512     765,339
                               -----------  -----------  ------------  -----------  -----------  ----------
  Units issued................   1,749,567    2,664,047     5,621,093    5,048,825       65,084     110,075
  Units redeemed..............  (2,200,844)  (3,179,144)   (5,213,484)  (4,352,088)    (176,937)   (171,902)
                               -----------  -----------  ------------  -----------  -----------  ----------
  Ending units................   3,052,468    3,503,745     5,408,779    5,001,170      591,659     703,512
                               ===========  ===========  ============  ===========  ===========  ==========


  The accompanying notes are an integral part of these financial statements.

                                      A35

                                       SUBACCOUNTS (Continued)
---------------------------------------------------------------------------------------------------------
                          Evergreen VA Special Values Evergreen VA Diversified Columbia Money Market Fund,
 Evergreen VA Omega Fund            Fund                Income Builder Fund               VS
------------------------  --------------------------  -----------------------  --------------------------
 01/01/2007   01/01/2006   01/01/2007    01/01/2006    01/01/2007  01/01/2006   01/01/2007    01/01/2006
     to           to           to            to            to          to           to            to
 12/31/2007   12/31/2006   12/31/2007    12/31/2006    12/31/2007  12/31/2006   12/31/2007    12/31/2006
-----------  -----------   -----------   ----------   -----------  ----------  -----------   -----------

$  (234,092) $  (367,065) $    (9,803)   $  (55,731)  $   224,546  $  141,673  $   102,340   $   107,113

          0            0    1,034,019       986,910        60,729           0            0             0

  3,313,947    1,018,253      591,009       456,046        89,376     100,173            0             0

   (975,111)     363,971   (2,305,094)      131,595      (220,473)     54,419            0             0
-----------  -----------   -----------   ----------   -----------  ----------  -----------   -----------

  2,104,744    1,015,159     (689,869)    1,518,820       154,178     296,265      102,340       107,113
-----------  -----------   -----------   ----------   -----------  ----------  -----------   -----------


  1,390,887    1,115,513        8,598        24,610         1,155      20,905       (7,819)        1,096

 (3,198,089)  (2,646,531)    (918,077)     (952,430)     (670,281)   (740,698)  (2,860,059)   (2,987,383)

   (608,072)  (5,655,643)    (329,513)      387,939      (349,384)    568,602    2,740,338     2,221,290

    (35,365)     (38,656)     (19,921)      (21,169)      (15,202)    (16,457)      (3,631)       (3,610)
-----------  -----------   -----------   ----------   -----------  ----------  -----------   -----------

 (2,450,639)  (7,225,317)  (1,258,913)     (561,050)   (1,033,712)   (167,648)    (131,171)     (768,607)
-----------  -----------   -----------   ----------   -----------  ----------  -----------   -----------

   (345,895)  (6,210,158)  (1,948,782)      957,770      (879,534)    128,617      (28,831)     (661,494)

 22,281,153   28,491,311    8,852,093     7,894,323     6,868,720   6,740,103    2,597,272     3,258,766
-----------  -----------   -----------   ----------   -----------  ----------  -----------   -----------
$21,935,258  $22,281,153  $ 6,903,311    $8,852,093   $ 5,989,186  $6,868,720  $ 2,568,441   $ 2,597,272
===========  ===========   ===========   ==========   ===========  ==========  ===========   ===========

  2,450,162    3,270,392      368,393       393,403       468,336     479,922      246,470       320,640
-----------  -----------   -----------   ----------   -----------  ----------  -----------   -----------
  1,462,945      859,483       49,710        89,751        88,691      84,134      270,236       258,787
 (1,787,146)  (1,679,713)    (102,464)     (114,761)     (155,514)    (95,720)    (282,284)     (332,957)
-----------  -----------   -----------   ----------   -----------  ----------  -----------   -----------
  2,125,961    2,450,162      315,639       368,393       401,513     468,336      234,422       246,470
===========  ===========   ===========   ==========   ===========  ==========  ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                                      A36

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                               SUBACCOUNTS
                               ----------------------------------------------------------------------------
                               Columbia Small Company  Columbia Large Cap Growth Prudential SP International
                                   Growth Fund, VS             Stock, VS             Growth Portfolio
                               ----------------------  ------------------------  --------------------------
                               01/01/2007  01/01/2006   01/01/2007   01/01/2006   01/01/2007    01/01/2006
                                   to          to           to           to           to            to
                               12/31/2007  12/31/2006   12/31/2007   12/31/2006   12/31/2007    12/31/2006
                               ----------  ----------  -----------  -----------  -----------   -----------
OPERATIONS
  Net investment income
   (loss)..................... $  (11,179) $  (13,420) $   (70,068) $   (82,796) $  (397,635)  $    78,615
  Capital gains distributions
   received...................          0           0            0            0    6,884,448     2,834,880
  Realized gain (loss) on
   shares redeemed............    128,089     191,550      531,919      292,249    6,012,268     3,090,899
  Net change in unrealized
   gain (loss) on
   investments................     13,100     (29,935)   1,040,669      901,382   (5,465,838)     (126,050)
                               ----------  ----------  -----------  -----------  -----------   -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.................    130,010     148,195    1,502,520    1,110,835    7,033,243     5,878,344
                               ----------  ----------  -----------  -----------  -----------   -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments...................       (207)        353        3,406        3,814      451,787     1,322,197
  Surrenders, withdrawals and
   death benefits.............   (131,215)   (358,812)  (1,491,334)  (3,195,091)  (6,862,153)   (4,297,948)
  Net transfers between other
   subaccounts or fixed rate
   option.....................    (82,318)    (19,223)  (1,278,161)    (384,921)   7,655,455     7,615,678
  Withdrawal and other
   charges....................     (1,617)     (2,188)     (13,489)     (17,115)     (29,112)      (23,879)
                               ----------  ----------  -----------  -----------  -----------   -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...............   (215,357)   (379,870)  (2,779,578)  (3,593,313)   1,215,977     4,616,048
                               ----------  ----------  -----------  -----------  -----------   -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.....................    (85,347)   (231,675)  (1,277,058)  (2,482,478)   8,249,220    10,494,392

NET ASSETS
  Beginning of period.........  1,154,647   1,386,322   11,755,050   14,237,528   43,165,895    32,671,503
                               ----------  ----------  -----------  -----------  -----------   -----------
  End of period............... $1,069,300  $1,154,647  $10,477,992  $11,755,050  $51,415,115   $43,165,895
                               ==========  ==========  ===========  ===========  ===========   ===========

  Beginning units.............     61,522      82,198    1,028,389    1,359,332    3,003,554     2,708,809
                               ----------  ----------  -----------  -----------  -----------   -----------
  Units issued................      1,017         673        5,880        4,776    3,781,478     4,134,159
  Units redeemed..............    (11,813)    (21,349)    (234,438)    (335,719)  (3,741,761)   (3,839,414)
                               ----------  ----------  -----------  -----------  -----------   -----------
  Ending units................     50,726      61,522      799,831    1,028,389    3,043,271     3,003,554
                               ==========  ==========  ===========  ===========  ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                                      A37

                                         SUBACCOUNTS (Continued)
---------------------------------------------------------------------------------------------------------------
 Gartmore NVIT Developing                                 First Trust Target Focus Four
          Markets           First Trust The Dow Target 10         Portfolio             First Trust Energy Sector
--------------------------  ----------------------------  ----------------------------  -----------------------
 01/01/2007    01/01/2006    01/01/2007      01/01/2006    01/01/2007     01/01/2006     01/01/2007   01/01/2006
     to            to            to              to            to             to             to           to
 12/31/2007    12/31/2006    12/31/2007      12/31/2006    12/31/2007     12/31/2006     3/16/2007*   12/31/2006
------------  ------------   ------------   -----------    -----------    -----------   -----------   ----------

$ (4,406,002) $ (3,020,361) $   (359,001)   $  (298,508)  $   (80,220)   $   (85,887)   $    (9,177)  $  (49,420)

  51,064,989    24,511,856             0              0             0              0              0            0

  44,763,374    38,701,978     2,229,490      1,983,148       447,884        394,365      1,556,749    1,061,121

  27,984,471    14,192,813    (2,151,440)     2,149,270      (212,530)      (138,785)    (1,596,090)    (514,292)
------------  ------------   ------------   -----------    -----------    -----------   -----------   ----------

 119,406,832    74,386,286      (280,951)     3,833,910       155,134        169,693        (48,518)     497,409
------------  ------------   ------------   -----------    -----------    -----------   -----------   ----------


  39,356,712    33,488,032     1,849,118      2,580,959       248,350        226,520          4,057       40,698

 (53,564,679)  (37,834,276)   (2,437,444)    (2,221,051)   (1,070,540)      (995,856)       (95,809)    (490,003)

  50,203,241   (39,629,985)  (10,887,401)    12,155,804     7,638,026       (664,232)    (4,218,784)    (343,684)

    (215,114)     (184,649)      (16,136)       (14,093)       (5,192)        (5,751)          (896)      (5,512)
------------  ------------   ------------   -----------    -----------    -----------   -----------   ----------

  35,780,160   (44,160,878)  (11,491,863)    12,501,619     6,810,644     (1,439,319)    (4,311,432)    (798,501)
------------  ------------   ------------   -----------    -----------    -----------   -----------   ----------

 155,186,992    30,225,408   (11,772,814)    16,335,529     6,965,778     (1,269,626)    (4,359,950)    (301,092)

 323,570,554   293,345,146    27,949,971     11,614,442     5,731,923      7,001,549      4,359,950    4,661,042
------------  ------------   ------------   -----------    -----------    -----------   -----------   ----------
$478,757,546  $323,570,554  $ 16,177,157    $27,949,971   $12,697,701    $ 5,731,923    $         0   $4,359,950
============  ============   ============   ===========    ===========    ===========   ===========   ==========

  14,181,235    17,520,729     2,310,852      1,226,145     1,128,706      1,468,037        148,976      177,562
------------  ------------   ------------   -----------    -----------    -----------   -----------   ----------
  17,637,155    17,333,824     1,612,884      3,176,937       946,307        173,572          2,476       47,393
 (17,714,261)  (20,673,318)   (2,563,026)    (2,092,230)     (583,167)      (512,903)      (151,452)     (75,979)
------------  ------------   ------------   -----------    -----------    -----------   -----------   ----------
  14,104,129    14,181,235     1,360,710      2,310,852     1,491,846      1,128,706              0      148,976
============  ============   ============   ===========    ===========    ===========   ===========   ==========

*  Date subaccount was no longer available for investment.


  The accompanying notes are an integral part of these financial statements.

                                      A38

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                              SUBACCOUNTS
                               -------------------------------------------------------------------------------
                                                              First Trust PharmHealth
                               First Trust Financial Services          Sector           First Trust Technology
                               -----------------------------  -----------------------  -----------------------
                                01/01/2007     01/01/2006      01/01/2007  01/01/2006   01/01/2007  01/01/2006
                                    to             to              to          to           to          to
                                3/16/2007*     12/31/2006      3/16/2007*  12/31/2006   3/16/2007*  12/31/2006
                                -----------    ----------     -----------  ----------  -----------  ----------
OPERATIONS
  Net investment income
   (loss)..................... $    (7,089)    $  (36,314)    $    (6,030) $  (30,053) $    (2,479) $  (13,703)
  Capital gains distributions
   received...................           0              0               0           0            0           0
  Realized gain (loss) on
   shares redeemed............   1,168,057        263,908         677,159      81,707      328,330      (1,396)
  Net change in unrealized
   gain (loss) on
   investments................  (1,266,852)       284,263        (650,523)    152,819     (344,074)     42,161
                                -----------     ----------    -----------  ----------  -----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.................    (105,884)       511,857          20,606     204,473      (18,223)     27,062
                                -----------     ----------    -----------  ----------  -----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments...................       5,033         34,242           4,873      39,005        1,456      11,578
  Surrenders, withdrawals and
   death benefits.............    (181,765)      (447,833)       (110,276)   (330,115)     (44,771)   (253,974)
  Net transfers between other
   subaccounts or fixed rate
   option.....................  (3,192,808)      (216,153)     (2,782,812)   (103,053)  (1,226,228)    (27,238)
  Withdrawal and other
   charges....................        (774)        (4,446)           (589)     (4,024)        (258)     (1,690)
                                -----------     ----------    -----------  ----------  -----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...............  (3,370,314)      (634,190)     (2,888,804)   (398,187)  (1,269,801)   (271,324)
                                -----------     ----------    -----------  ----------  -----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.....................  (3,476,198)      (122,333)     (2,868,198)   (193,714)  (1,288,024)   (244,262)

NET ASSETS
  Beginning of period.........   3,476,198      3,598,531       2,868,198   3,061,912    1,288,024   1,532,286
                                -----------     ----------    -----------  ----------  -----------  ----------
  End of period............... $        (0)    $3,476,198     $        (0) $2,868,198  $         0  $1,288,024
                                ===========     ==========    ===========  ==========  ===========  ==========

  Beginning units.............     192,834        230,880         245,114     282,129      254,686     308,467
                                -----------     ----------    -----------  ----------  -----------  ----------
  Units issued................       2,292         20,885           1,697      28,329        1,237      24,414
  Units redeemed..............    (195,126)       (58,931)       (246,811)    (65,344)    (255,923)    (78,195)
                                -----------     ----------    -----------  ----------  -----------  ----------
  Ending units................           0        192,834               0     245,114            0     254,686
                                ===========     ==========    ===========  ==========  ===========  ==========

*  Date subaccount was no longer available for investment.


  The accompanying notes are an integral part of these financial statements.

                                      A39

                                         SUBACCOUNTS (Continued)
---------------------------------------------------------------------------------------------------------
First Trust Global Dividend    First Trust NASDAQ
         Target 15                 Target 15         First Trust S&P Target 24   First Trust Managed VIP
--------------------------  -----------------------  ------------------------  --------------------------
 01/01/2007    01/01/2006    01/01/2007  01/01/2006   01/01/2007   01/01/2006   01/01/2007    01/01/2006
     to            to            to          to           to           to           to            to
 12/31/2007    12/31/2006    12/31/2007  12/31/2006   12/31/2007   12/31/2006   12/31/2007    12/31/2006
------------  ------------  -----------  ----------  -----------  -----------  ------------  ------------

$ (2,761,248) $ (1,112,432) $  (126,996) $  (87,502) $  (261,488) $  (261,352) $ (3,285,388) $ (3,214,208)

           0             0            0           0            0            0             0             0

  25,019,980     2,824,074    1,471,731     359,256      741,588      678,407    17,576,113    11,127,745

  (9,583,405)   20,443,439       83,416     193,480     (151,056)    (313,802)   (1,161,311)    8,160,773
------------  ------------  -----------  ----------  -----------  -----------  ------------  ------------

  12,675,327    22,155,081    1,428,151     465,234      329,044      103,253    13,129,414    16,074,310
------------  ------------  -----------  ----------  -----------  -----------  ------------  ------------


  35,807,455    16,109,982      903,050     567,638    2,994,280    3,225,482    20,126,283    39,414,454

 (20,460,276)   (9,122,089)  (1,235,474)   (831,400)  (1,315,152)  (2,071,338)  (16,252,184)  (15,883,091)

  16,954,640    62,924,819    2,910,865     568,600   (2,250,495)  (3,225,910)  (46,553,690)  (18,405,304)

     (85,597)      (42,010)      (6,094)     (5,705)     (16,208)     (17,214)     (155,112)     (175,098)
------------  ------------  -----------  ----------  -----------  -----------  ------------  ------------

  32,216,222    69,870,702    2,572,347     299,133     (587,575)  (2,088,980)  (42,834,703)    4,950,961
------------  ------------  -----------  ----------  -----------  -----------  ------------  ------------

  44,891,549    92,025,783    4,000,498     764,367     (258,531)  (1,985,727)  (29,705,289)   21,025,271

 128,825,541    36,799,758    7,316,458   6,552,091   16,056,366   18,042,093   203,897,808   182,872,537
------------  ------------  -----------  ----------  -----------  -----------  ------------  ------------
$173,717,090  $128,825,541  $11,316,956  $7,316,458  $15,797,835  $16,056,366  $174,192,519  $203,897,808
============  ============  ===========  ==========  ===========  ===========  ============  ============

   7,224,534     2,795,376      686,462     673,491    1,496,950    1,715,684    15,281,221    15,095,695
------------  ------------  -----------  ----------  -----------  -----------  ------------  ------------
  12,861,370     8,549,490    1,236,164     338,442      990,858      995,338     8,620,725    12,146,732
 (11,380,787)   (4,120,332)  (1,066,111)   (325,471)  (1,062,915)  (1,214,072)  (11,872,506)  (11,961,206)
------------  ------------  -----------  ----------  -----------  -----------  ------------  ------------
   8,705,117     7,224,534      856,515     686,462    1,424,893    1,496,950    12,029,440    15,281,221
============  ============  ===========  ==========  ===========  ===========  ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A40

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                  SUBACCOUNTS
                               -------------------------------------------------------------------------------------
                                 First Trust Value Line
                                       Target 25          First Trust Dow Target Dividend     ProFund VP Asia 30
                               -------------------------  ------------------------------  --------------------------
                                01/01/2007   01/01/2006    01/01/2007      01/01/2006      01/01/2007    01/01/2006
                                    to           to            to              to              to            to
                                12/31/2007   12/31/2006    12/31/2007      12/31/2006      12/31/2007    12/31/2006
                               -----------  ------------   ------------    ------------   ------------  ------------
OPERATIONS
  Net investment income
   (loss)..................... $  (611,353) $   (696,726) $ (1,649,125)   $ (1,424,166)   $ (2,650,815) $ (1,132,327)
  Capital gains distributions
   received...................           0             0             0               0               0             0
  Realized gain (loss) on
   shares redeemed............   3,333,434     4,454,883     7,004,619       1,436,917      77,228,833    11,950,842
  Net change in unrealized
   gain (loss) on
   investments................   3,430,262    (3,444,443)   (6,204,445)     11,986,715     (22,040,130)   19,090,406
                               -----------  ------------   ------------    ------------   ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.................   6,152,343       313,714      (848,951)     11,999,466      52,537,888    29,908,921
                               -----------  ------------   ------------    ------------   ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments...................   5,419,985     8,556,417    16,958,884      33,060,165      20,195,180     9,611,397
  Surrenders, withdrawals and
   death benefits.............  (5,240,270)   (6,069,926)   (8,010,283)     (5,234,254)    (20,001,165)  (10,689,096)
  Net transfers between other
   subaccounts or fixed rate
   option.....................  (6,045,029)  (13,054,303)  (26,042,618)      2,722,430       4,539,932    75,005,994
  Withdrawal and other
   charges....................     (26,325)      (30,166)      (55,679)        (49,560)        (77,426)      (53,418)
                               -----------  ------------   ------------    ------------   ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...............  (5,891,639)  (10,597,978)  (17,149,696)     30,498,781       4,656,521    73,874,877
                               -----------  ------------   ------------    ------------   ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.....................     260,704   (10,284,264)  (17,998,647)     42,498,247      57,194,409   103,783,798

NET ASSETS
  Beginning of period.........  43,760,308    54,044,572   100,921,871      58,423,624     172,273,964    68,490,166
                               -----------  ------------   ------------    ------------   ------------  ------------
  End of period............... $44,021,012  $ 43,760,308  $ 82,923,224    $100,921,871    $229,468,373  $172,273,964
                               ===========  ============   ============    ============   ============  ============

  Beginning units.............   3,690,582     4,713,454     8,908,522       5,988,499       8,238,599     4,504,345
                               -----------  ------------   ------------    ------------   ------------  ------------
  Units issued................   1,593,740     2,094,912     7,564,240      11,940,423      34,400,771    24,207,820
  Units redeemed..............  (2,064,865)   (3,117,784)   (9,107,786)     (9,020,400)    (35,320,484)  (20,473,566)
                               -----------  ------------   ------------    ------------   ------------  ------------
  Ending units................   3,219,457     3,690,582     7,364,976       8,908,522       7,318,886     8,238,599
                               ===========  ============   ============    ============   ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A41

                                          SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------------

    ProFund VP Banks            ProFund VP Bear        ProFund VP Biotechnology  ProFund VP Basic Materials
------------------------  --------------------------  -------------------------  --------------------------
 01/01/2007   01/01/2006   01/01/2007    01/01/2006    01/01/2007   01/01/2006    01/01/2007    01/01/2006
     to           to           to            to            to           to            to            to
 12/31/2007   12/31/2006   12/31/2007    12/31/2006    12/31/2007   12/31/2006    12/31/2007    12/31/2006
-----------  -----------  ------------  ------------  -----------  ------------  ------------  ------------

$   147,036  $  (130,831) $    995,313  $     68,135  $  (201,487) $   (236,581) $   (961,895) $   (414,668)

          0            0             0             0            0             0             0             0

 (2,352,518)   1,615,941    (4,551,808)   (6,840,982)    (911,792)   (1,139,217)   11,983,636        12,486

   (585,082)     354,754      (158,292)      (65,361)  (1,218,303)       30,875       933,227       885,483
-----------  -----------  ------------  ------------  -----------  ------------  ------------  ------------

 (2,790,564)   1,839,864    (3,714,787)   (6,838,208)  (2,331,582)   (1,344,923)   11,954,968       483,301
-----------  -----------  ------------  ------------  -----------  ------------  ------------  ------------


  1,329,100      805,117       987,250     2,866,249      512,539     1,088,033     8,864,895     3,763,433

 (1,211,579)  (1,736,311)   (5,232,670)   (6,606,733)  (2,573,473)   (1,869,232)   (9,072,221)   (3,381,536)

   (744,406)     519,234     9,118,682    (9,453,008)   8,696,611   (10,577,422)   69,507,252    (4,351,131)

     (5,519)      (8,502)      (25,975)      (33,936)      (8,021)       (9,965)      (40,198)      (18,845)
-----------  -----------  ------------  ------------  -----------  ------------  ------------  ------------

   (632,404)    (420,462)    4,847,287   (13,227,428)   6,627,656   (11,368,586)   69,259,728    (3,988,079)
-----------  -----------  ------------  ------------  -----------  ------------  ------------  ------------

 (3,422,968)   1,419,402     1,132,500   (20,065,636)   4,296,074   (12,713,509)   81,214,696    (3,504,778)

 13,291,218   11,871,816    28,388,023    48,453,659   12,289,511    25,003,020    30,609,110    34,113,888
-----------  -----------  ------------  ------------  -----------  ------------  ------------  ------------
$ 9,868,250  $13,291,218  $ 29,520,523  $ 28,388,023  $16,585,585  $ 12,289,511  $111,823,806  $ 30,609,110
===========  ===========  ============  ============  ===========  ============  ============  ============

    961,152      974,635     4,204,752     6,309,273    1,291,025     2,502,807     2,130,572     2,618,695
-----------  -----------  ------------  ------------  -----------  ------------  ------------  ------------
  6,315,686    7,818,471    99,137,778    86,655,952    7,899,874     8,576,871    32,416,176    15,108,971
 (6,298,399)  (7,831,954)  (98,925,844)  (88,760,473)  (7,428,110)   (9,788,653)  (28,536,348)  (15,597,094)
-----------  -----------  ------------  ------------  -----------  ------------  ------------  ------------
    978,439      961,152     4,416,686     4,204,752    1,762,789     1,291,025     6,010,400     2,130,572
===========  ===========  ============  ============  ===========  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A42

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                   SUBACCOUNTS
                               ----------------------------------------------------------------------------------
                                                                                            ProFund VP Consumer
                                  ProFund VP UltraBull            ProFund VP Bull                Services
                               --------------------------  ----------------------------  ------------------------
                                01/01/2007    01/01/2006     01/01/2007     01/01/2006    01/01/2007   01/01/2006
                                    to            to             to             to            to           to
                                12/31/2007    12/31/2006     12/31/2007     12/31/2006    12/31/2007   12/31/2006
                               ------------  ------------  -------------  -------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)..................... $   (477,430) $   (488,082) $  (1,285,499) $  (2,013,790) $  (101,955) $   (93,040)
  Capital gains distributions
   received...................    4,237,192     2,056,721      1,322,855      6,981,569            0            0
  Realized gain (loss) on
   shares redeemed............   (2,471,728)    4,958,959      6,424,520     10,459,900     (226,149)     684,732
  Net change in unrealized
   gain (loss) on
   investments................   (2,251,381)    1,292,214     (3,650,949)     3,245,814     (155,137)     169,135
                               ------------  ------------  -------------  -------------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.................     (963,347)    7,819,812      2,810,927     18,673,493     (483,241)     760,827
                               ------------  ------------  -------------  -------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments...................    2,760,719       991,825      3,545,828      5,284,700      530,210      451,825
  Surrenders, withdrawals and
   death benefits.............   (6,147,562)   (6,450,986)   (17,791,653)   (21,022,983)    (451,651)    (652,663)
  Net transfers between other
   subaccounts or fixed rate
   option.....................      437,128    10,132,148    (86,624,455)     1,646,990   (3,643,498)   2,421,623
  Withdrawal and other
   charges....................      (29,853)      (30,752)       (83,552)       (95,873)      (3,389)      (4,100)
                               ------------  ------------  -------------  -------------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...............   (2,979,568)    4,642,235   (100,953,832)   (14,187,166)  (3,568,328)   2,216,685
                               ------------  ------------  -------------  -------------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.....................   (3,942,915)   12,462,047    (98,142,905)     4,486,327   (4,051,569)   2,977,512

NET ASSETS
  Beginning of period.........   53,893,149    41,431,102    227,054,250    222,567,923    6,498,547    3,521,035
                               ------------  ------------  -------------  -------------  -----------  -----------
  End of period............... $ 49,950,234  $ 53,893,149  $ 128,911,345  $ 227,054,250  $ 2,446,978  $ 6,498,547
                               ============  ============  =============  =============  ===========  ===========

  Beginning units.............    4,654,736     4,472,352     18,245,182     20,271,654      601,586      348,500
                               ------------  ------------  -------------  -------------  -----------  -----------
  Units issued................   26,579,294    36,289,359     74,417,266     98,057,582    4,166,245    5,324,786
  Units redeemed..............  (27,098,630)  (36,106,975)   (82,433,694)  (100,084,054)  (4,528,187)  (5,071,700)
                               ------------  ------------  -------------  -------------  -----------  -----------
  Ending units................    4,135,400     4,654,736     10,228,754     18,245,182      239,644      601,586
                               ============  ============  =============  =============  ===========  ===========


  The accompanying notes are an integral part of these financial statements.

                                      A43

                                           SUBACCOUNTS (Continued)
------------------------------------------------------------------------------------------------------------
   ProFund VP Consumer
          Goods              ProFund VP Oil & Gas        ProFund VP Europe 30        ProFund VP Financials
------------------------  --------------------------  --------------------------  --------------------------
 01/01/2007   01/01/2006   01/01/2007    01/01/2006    01/01/2007    01/01/2006    01/01/2007    01/01/2006
     to           to           to            to            to            to            to            to
 12/31/2007   12/31/2006   12/31/2007    12/31/2006    12/31/2007    12/31/2006    12/31/2007    12/31/2006
-----------  -----------  ------------  ------------  ------------  ------------  ------------  ------------

$  (127,531) $  (193,414) $ (2,715,646) $ (2,487,719) $    263,996  $ (1,111,216) $   (214,548) $   (384,774)

          0            0     4,189,010    12,004,097       865,529     2,102,028             0             0

  1,539,797    1,183,557    26,880,300     6,809,884    14,793,820     7,039,898    (2,242,419)    3,353,809

   (861,787)     603,230    10,665,648     2,711,001    (7,985,579)    4,950,596    (3,139,583)    1,209,156
-----------  -----------  ------------  ------------  ------------  ------------  ------------  ------------

    550,479    1,593,373    39,019,312    19,037,263     7,937,766    12,981,306    (5,596,550)    4,178,191
-----------  -----------  ------------  ------------  ------------  ------------  ------------  ------------


    719,302      708,459    15,536,260    17,209,959     7,105,755     5,018,601     2,810,645     3,452,373

 (1,851,758)  (1,250,964)  (19,198,537)  (19,872,744)  (16,481,204)  (13,072,615)   (4,179,991)   (4,175,292)

 12,139,607   10,617,189     9,515,726   (20,941,350)  (31,791,285)   39,904,295   (17,300,745)    9,824,301

     (7,539)      (6,506)      (94,786)      (99,002)      (56,329)      (53,286)      (13,873)      (17,701)
-----------  -----------  ------------  ------------  ------------  ------------  ------------  ------------

 10,999,612   10,068,178     5,758,663   (23,703,137)  (41,223,063)   31,796,995   (18,683,964)    9,083,681
-----------  -----------  ------------  ------------  ------------  ------------  ------------  ------------

 11,550,091   11,661,551    44,777,975    (4,665,874)  (33,285,297)   44,778,301   (24,280,514)   13,261,872

 18,574,189    6,912,638   143,519,769   148,185,643   126,117,030    81,338,729    44,680,815    31,418,943
-----------  -----------  ------------  ------------  ------------  ------------  ------------  ------------
$30,124,280  $18,574,189  $188,297,744  $143,519,769  $ 92,831,733  $126,117,030  $ 20,400,301  $ 44,680,815
===========  ===========  ============  ============  ============  ============  ============  ============

  1,569,847      630,384     7,128,072     8,943,170     9,520,644     7,480,817     3,162,737     2,568,147
-----------  -----------  ------------  ------------  ------------  ------------  ------------  ------------
  9,361,091    8,120,128    30,040,226    32,538,390    43,234,150    31,519,947    10,228,546    14,173,650
 (8,582,307)  (7,180,665)  (30,097,341)  (34,353,488)  (46,867,202)  (29,480,120)  (11,612,121)  (13,579,060)
-----------  -----------  ------------  ------------  ------------  ------------  ------------  ------------
  2,348,631    1,569,847     7,070,957     7,128,072     5,887,592     9,520,644     1,779,162     3,162,737
===========  ===========  ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A44

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                   SUBACCOUNTS
                               ----------------------------------------------------------------------------------
                               ProFund VP U.S. Government
                                          Plus               ProFund VP Health Care     ACCESS VP High Yield Fund
                               --------------------------  --------------------------  --------------------------
                                01/01/2007    01/01/2006    01/01/2007    01/01/2006    01/01/2007    01/01/2006
                                    to            to            to            to            to            to
                                12/31/2007    12/31/2006    12/31/2007    12/31/2006    12/31/2007    12/31/2006
                               ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)..................... $  1,296,555  $  1,142,506  $   (829,605) $   (713,005) $  1,249,287  $  1,319,237
  Capital gains distributions
   received...................            0             0             0             0       253,447             0
  Realized gain (loss) on
   shares redeemed............    2,612,621    (1,281,442)    6,344,500       588,598      (751,288)      344,924
  Net change in unrealized
   gain (loss) on
   investments................    1,768,134    (2,707,111)   (3,064,569)    2,510,295      (341,674)      712,106
                               ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.................    5,677,310    (2,846,047)    2,450,326     2,385,888       409,772     2,376,267
                               ------------  ------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments...................    1,186,022     2,163,150     2,747,762     3,908,183       557,453     1,027,442
  Surrenders, withdrawals and
   death benefits.............   (8,561,714)   (7,947,199)   (7,150,639)   (5,154,146)   (4,055,193)   (4,111,844)
  Net transfers between other
   subaccounts or fixed rate
   option.....................   58,128,356   (49,051,686)   (4,148,277)    8,928,346    (1,338,235)   (2,928,414)
  Withdrawal and other
   charges....................      (45,033)      (35,766)      (25,478)      (25,582)       (7,161)       (7,535)
                               ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...............   50,707,631   (54,871,501)   (8,576,632)    7,656,801    (4,843,136)   (6,020,351)
                               ------------  ------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.....................   56,384,941   (57,717,548)   (6,126,306)   10,042,689    (4,433,364)   (3,644,084)

NET ASSETS
  Beginning of period.........   31,415,476    89,133,024    63,921,312    53,878,623    31,357,228    35,001,312
                               ------------  ------------  ------------  ------------  ------------  ------------
  End of period............... $ 87,800,417  $ 31,415,476  $ 57,795,006  $ 63,921,312  $ 26,923,864  $ 31,357,228
                               ============  ============  ============  ============  ============  ============

  Beginning units.............    2,703,814     7,185,063     6,342,850     5,510,838     2,745,535     3,307,694
                               ------------  ------------  ------------  ------------  ------------  ------------
  Units issued................   55,034,044    40,852,685    19,306,974    14,601,538    11,509,725    10,215,031
  Units redeemed..............  (50,650,912)  (45,333,934)  (20,328,731)  (13,769,526)  (11,981,092)  (10,777,190)
                               ------------  ------------  ------------  ------------  ------------  ------------
  Ending units................    7,086,946     2,703,814     5,321,093     6,342,850     2,274,168     2,745,535
                               ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A45

                                           SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------------

  ProFund VP Industrials       ProFund VP Internet          ProFund VP Japan       ProFund VP Precious Metals
--------------------------  -------------------------  --------------------------  --------------------------
 01/01/2007    01/01/2006    01/01/2007   01/01/2006    01/01/2007    01/01/2006    01/01/2007    01/01/2006
     to            to            to           to            to            to            to            to
 12/31/2007    12/31/2006    12/31/2007   12/31/2006    12/31/2007    12/31/2006    12/31/2007    12/31/2006
------------  ------------  -----------  ------------  ------------  ------------  ------------  ------------

$   (379,939) $   (258,408) $   (97,076) $   (167,029) $  1,530,873  $   (633,485) $  2,294,619  $ (1,208,694)

           0             0            0     1,363,886             0    18,287,139             0             0

   1,623,314       852,573      373,841    (1,629,737)   (2,844,520)   (2,689,478)   12,704,273    12,193,224

    (691,733)      196,213     (266,008)     (126,298)   (2,831,176)  (15,705,535)    1,642,755    (9,537,818)
------------  ------------  -----------  ------------  ------------  ------------  ------------  ------------

     551,642       790,378       10,757      (559,178)   (4,144,823)     (741,359)   16,641,647     1,446,712
------------  ------------  -----------  ------------  ------------  ------------  ------------  ------------


   1,139,306       790,844    1,669,222       403,057     3,676,297     9,576,882    10,607,776    19,681,728

  (2,915,594)   (1,963,996)  (1,687,210)   (1,271,082)   (5,935,533)   (9,106,732)  (14,277,815)  (12,060,967)

  15,135,347      (129,549)   4,036,044   (14,629,847)  (36,643,066)  (60,983,061)   17,962,260     2,635,346

     (10,252)       (8,784)      (5,246)       (6,925)      (23,921)      (43,521)      (68,809)      (77,917)
------------  ------------  -----------  ------------  ------------  ------------  ------------  ------------

  13,348,807    (1,311,485)   4,012,810   (15,504,797)  (38,926,223)  (60,556,432)   14,223,412    10,178,190
------------  ------------  -----------  ------------  ------------  ------------  ------------  ------------

  13,900,449      (521,107)   4,023,567   (16,063,975)  (43,071,046)  (61,297,791)   30,865,059    11,624,902

   9,580,709    10,101,816    9,275,264    25,339,239    67,826,530   129,124,321   124,745,013   113,120,111
------------  ------------  -----------  ------------  ------------  ------------  ------------  ------------
$ 23,481,158  $  9,580,709  $13,298,831  $  9,275,264  $ 24,755,484  $ 67,826,530  $155,610,072  $124,745,013
============  ============  ===========  ============  ============  ============  ============  ============

     738,445       828,032      487,568     1,329,255     4,321,658     9,015,574     7,735,448     7,463,733
------------  ------------  -----------  ------------  ------------  ------------  ------------  ------------
  13,430,608    13,560,890    4,369,018     3,257,672    17,346,877    30,467,605    34,486,182    39,950,437
 (12,574,912)  (13,650,477)  (4,209,280)   (4,099,359)  (19,934,333)  (35,161,521)  (34,164,142)  (39,678,722)
------------  ------------  -----------  ------------  ------------  ------------  ------------  ------------
   1,594,141       738,445      647,306       487,568     1,734,202     4,321,658     8,057,488     7,735,448
============  ============  ===========  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A46

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                   SUBACCOUNTS
                               ----------------------------------------------------------------------------------

                                ProFund VP Mid-Cap Growth   ProFund VP Mid-Cap Value   ProFund VP Pharmaceuticals
                               --------------------------  --------------------------  --------------------------
                                01/01/2007    01/01/2006    01/01/2007    01/01/2006    01/01/2007    01/01/2006
                                    to            to            to            to            to            to
                                12/31/2007    12/31/2006    12/31/2007    12/31/2006    12/31/2007    12/31/2006
                               ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)..................... $ (1,298,722) $ (1,265,176) $ (1,072,996) $ (1,438,131) $   (119,236) $   (273,085)
  Capital gains distributions
   received...................    6,386,740     3,054,267     1,841,381    14,030,368             0             0
  Realized gain (loss) on
   shares redeemed............      210,042     2,754,112     8,068,195    (4,556,685)       (9,955)    1,499,730
  Net change in unrealized
   gain (loss) on
   investments................     (129,354)     (283,403)   (7,128,681)      970,217       118,656      (555,287)
                               ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.................    5,168,706     4,259,800     1,707,899     9,005,769       (10,535)      671,358
                               ------------  ------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments...................    3,436,635     2,895,500     5,376,018     3,994,756     2,117,907     2,329,011
  Surrenders, withdrawals and
   death benefits.............  (10,455,388)  (11,337,324)  (11,672,406)  (12,369,034)   (2,198,128)   (1,969,570)
  Net transfers between other
   subaccounts or fixed rate
   option.....................     (661,847)  (84,413,191)  (34,672,699)    4,732,940    (8,535,100)    9,272,299
  Withdrawal and other
   charges....................      (38,465)      (38,338)      (41,675)      (45,407)      (10,452)      (10,519)
                               ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...............   (7,719,065)  (92,893,353)  (41,010,762)   (3,686,745)   (8,625,773)    9,621,221
                               ------------  ------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.....................   (2,550,359)  (88,633,553)  (39,302,863)    5,319,024    (8,636,308)   10,292,579

NET ASSETS
  Beginning of period.........   67,092,368   155,725,921   104,430,109    99,111,085    21,075,366    10,782,787
                               ------------  ------------  ------------  ------------  ------------  ------------
  End of period............... $ 64,542,009  $ 67,092,368  $ 65,127,246  $104,430,109  $ 12,439,058  $ 21,075,366
                               ============  ============  ============  ============  ============  ============

  Beginning units.............    5,245,813    12,851,561     6,923,953     7,506,708     2,412,795     1,377,678
                               ------------  ------------  ------------  ------------  ------------  ------------
  Units issued................   46,075,271    60,057,424    27,042,120    48,380,955    12,044,838    16,323,829
  Units redeemed..............  (46,631,069)  (67,663,172)  (29,493,420)  (48,963,710)  (13,031,410)  (15,288,712)
                               ------------  ------------  ------------  ------------  ------------  ------------
  Ending units................    4,690,015     5,245,813     4,472,653     6,923,953     1,426,223     2,412,795
                               ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A47

                                           SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------------
                              ProFund VP Rising Rates
  ProFund VP Real Estate            Opportunity            ProFund VP NASDAQ-100     ProFund VP Semiconductor
--------------------------  --------------------------  --------------------------  -------------------------
 01/01/2007    01/01/2006    01/01/2007    01/01/2006    01/01/2007    01/01/2006    01/01/2007   01/01/2006
     to            to            to            to            to            to            to           to
 12/31/2007    12/31/2006    12/31/2007    12/31/2006    12/31/2007    12/31/2006    12/31/2007   12/31/2006
------------  ------------  ------------  ------------  ------------  ------------  -----------  ------------

$   (444,635) $   (631,215) $  1,558,880  $   (208,606) $ (1,363,571) $ (1,237,003) $  (111,218) $   (137,267)

   1,688,286     3,423,208             0             0             0             0            0        99,030

  (8,535,690)    8,427,031    (5,411,250)    4,441,437     9,225,791       814,666      148,468    (1,665,247)

  (4,826,580)    1,937,485    (1,752,421)    2,893,448    (1,158,932)      397,615         (314)      441,315
------------  ------------  ------------  ------------  ------------  ------------  -----------  ------------

 (12,118,619)   13,156,509    (5,604,791)    7,126,279     6,703,288       (24,722)      36,936    (1,262,169)
------------  ------------  ------------  ------------  ------------  ------------  -----------  ------------


   7,343,219     6,467,388     2,556,856     4,104,489     3,375,601     4,170,114       86,736       488,759

  (7,200,460)   (7,190,419)   (6,336,299)   (8,591,341)  (11,202,446)   (9,077,807)  (1,748,051)   (1,356,844)

 (29,298,928)   22,887,072   (26,421,499)   (3,627,057)   28,110,472   (17,106,599)     971,248    (5,596,137)

     (31,585)      (35,828)      (38,765)      (64,890)      (50,618)      (50,982)      (3,664)       (5,164)
------------  ------------  ------------  ------------  ------------  ------------  -----------  ------------

 (29,187,754)   22,128,213   (30,239,707)   (8,178,799)   20,233,009   (22,065,274)    (693,731)   (6,469,386)
------------  ------------  ------------  ------------  ------------  ------------  -----------  ------------

 (41,306,373)   35,284,722   (35,844,498)   (1,052,520)   26,936,297   (22,089,996)    (656,795)   (7,731,555)

  69,717,021    34,432,299    70,970,264    72,022,784    67,277,076    89,367,072    5,953,235    13,684,790
------------  ------------  ------------  ------------  ------------  ------------  -----------  ------------
$ 28,410,648  $ 69,717,021  $ 35,125,766  $ 70,970,264  $ 94,213,373  $ 67,277,076  $ 5,296,440  $  5,953,235
============  ============  ============  ============  ============  ============  ===========  ============

   3,041,223     1,948,512    10,313,304    11,308,697     7,599,738    11,466,225      842,301     1,777,840
------------  ------------  ------------  ------------  ------------  ------------  -----------  ------------
  21,750,815    33,359,668    55,340,107    60,154,786    82,514,143    66,133,245    9,672,802    13,245,330
 (23,219,869)  (32,266,957)  (60,246,900)  (61,150,179)  (81,240,721)  (69,999,732)  (9,808,097)  (14,180,869)
------------  ------------  ------------  ------------  ------------  ------------  -----------  ------------
   1,572,169     3,041,223     5,406,511    10,313,304     8,873,160     7,599,738      707,006       842,301
============  ============  ============  ============  ============  ============  ===========  ============

  The accompanying notes are an integral part of these financial statements.

                                      A48

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                    SUBACCOUNTS
                               -------------------------------------------------------------------------------------

                               ProFund VP Small-Cap Growth   ProFund VP Short Mid-Cap    ProFund VP Short NASDAQ-100
                               ---------------------------  --------------------------  ----------------------------
                                01/01/2007     01/01/2006    01/01/2007    01/01/2006     01/01/2007     01/01/2006
                                    to             to            to            to             to             to
                                12/31/2007     12/31/2006    12/31/2007    12/31/2006     12/31/2007     12/31/2006
                               ------------  -------------  ------------  ------------  -------------  -------------
OPERATIONS
  Net investment income
   (loss)..................... $ (1,233,892) $  (1,726,667) $    189,325  $    (52,404) $   1,470,206  $    (456,628)
  Capital gains distributions
   received...................   10,679,126     17,365,750             0             0              0              0
  Realized gain (loss) on
   shares redeemed............  (10,525,394)    (3,469,243)     (373,955)   (2,071,813)    (5,794,133)    (3,199,061)
  Net change in unrealized
   gain (loss) on
   investments................   (1,715,420)      (857,842)      (15,226)       29,034       (288,413)      (473,315)
                               ------------  -------------  ------------  ------------  -------------  -------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.................   (2,795,580)    11,311,998      (199,856)   (2,095,183)    (4,612,340)    (4,129,004)
                               ------------  -------------  ------------  ------------  -------------  -------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments...................    3,734,214      4,669,105       208,172       351,365        780,260      2,875,673
  Surrenders, withdrawals and
   death benefits.............  (10,703,202)   (14,040,390)     (470,016)   (1,555,009)    (3,161,015)    (7,580,337)
  Net transfers between other
   subaccounts or fixed rate
   option.....................  (32,518,721)  (107,391,872)   (3,203,297)    4,324,910     (5,244,240)     1,333,425
  Withdrawal and other
   charges....................      (39,091)       (54,371)       (1,862)       (2,621)       (20,651)       (44,979)
                               ------------  -------------  ------------  ------------  -------------  -------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...............  (39,526,800)  (116,817,528)   (3,467,003)    3,118,645     (7,645,646)    (3,416,218)
                               ------------  -------------  ------------  ------------  -------------  -------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.....................  (42,322,380)  (105,505,530)   (3,666,859)    1,023,462    (12,257,986)    (7,545,222)

NET ASSETS
  Beginning of period.........   79,247,181    184,752,711     5,103,715     4,080,253     23,704,012     31,249,234
                               ------------  -------------  ------------  ------------  -------------  -------------
  End of period............... $ 36,924,801  $  79,247,181  $  1,436,856  $  5,103,715  $  11,446,026  $  23,704,012
                               ============  =============  ============  ============  =============  =============

  Beginning units.............    5,414,930     13,796,968       616,685       471,870      4,161,359      5,301,419
                               ------------  -------------  ------------  ------------  -------------  -------------
  Units issued................   31,898,795     54,775,100    16,996,708    16,490,081    133,681,404    157,650,754
  Units redeemed..............  (34,910,438)   (63,157,138)  (17,430,285)  (16,345,266)  (135,528,427)  (158,790,814)
                               ------------  -------------  ------------  ------------  -------------  -------------
  Ending units................    2,403,287      5,414,930       183,108       616,685      2,314,336      4,161,359
                               ============  =============  ============  ============  =============  =============

  The accompanying notes are an integral part of these financial statements.

                                      A49

                                            SUBACCOUNTS (Continued)
--------------------------------------------------------------------------------------------------------------
                                                                                            ProFund VP
ProFund VP Short Small-Cap  ProFund VP Small-Cap Value     ProFund VP Technology        Telecommunications
--------------------------  --------------------------  --------------------------  --------------------------
 01/01/2007    01/01/2006    01/01/2007    01/01/2006    01/01/2007    01/01/2006    01/01/2007    01/01/2006
     to            to            to            to            to            to            to            to
 12/31/2007    12/31/2006    12/31/2007    12/31/2006    12/31/2007    12/31/2006    12/31/2007    12/31/2006
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------

$    342,109  $   (170,866) $   (790,784) $ (1,206,043) $   (271,632) $   (215,221) $   (564,145) $   (287,180)

           0             0     5,396,689     3,789,620             0     1,215,827       154,513             0

     841,733    (4,889,151)   (3,075,722)    4,788,329     1,904,584      (751,448)    6,993,715     4,414,990

     (38,503)       45,479    (5,752,978)      820,990      (461,432)      719,026    (3,026,516)    2,414,952
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------

   1,145,339    (5,014,538)   (4,222,795)    8,192,896     1,171,520       968,184     3,557,567     6,542,762
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------


     379,674       427,599     4,025,061     4,195,940       607,692       341,533     6,969,294     2,380,193

  (2,566,465)   (4,038,682)   (5,839,730)   (9,516,809)   (3,502,191)   (2,173,905)   (7,846,075)   (3,442,196)

   1,343,659    14,431,368   (64,297,653)   36,468,814    14,421,097       154,210   (11,213,581)   29,837,254

      (8,133)      (12,198)      (25,638)      (38,080)       (7,453)       (6,740)      (30,250)      (17,093)
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------

    (851,265)   10,808,087   (66,137,960)   31,109,865    11,519,145    (1,684,902)  (12,120,612)   28,758,158
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------

     294,074     5,793,549   (70,360,755)   39,302,761    12,690,665      (716,718)   (8,563,045)   35,300,920

  12,447,786     6,654,237   100,514,672    61,211,911    14,523,954    15,240,672    44,101,064     8,800,144
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
$ 12,741,860  $ 12,447,786  $ 30,153,917  $100,514,672  $ 27,214,619  $ 14,523,954  $ 35,538,019  $ 44,101,064
============  ============  ============  ============  ============  ============  ============  ============

   1,564,369       726,430     6,877,715     4,739,545     2,300,676     2,697,378     5,122,795     1,288,772
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
  70,775,536    62,360,428    17,639,985    38,801,365    19,884,883    12,347,314    28,928,530    32,035,431
 (70,777,339)  (61,522,489)  (22,309,308)  (36,663,195)  (18,762,524)  (12,744,016)  (30,673,646)  (28,201,408)
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   1,562,566     1,564,369     2,208,392     6,877,715     3,423,035     2,300,676     3,377,679     5,122,795
============  ============  ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A50

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                    SUBACCOUNTS
                               ------------------------------------------------------------------------------------
                                 ProFund VP UltraMid-Cap    ProFund VP UltraNASDAQ-100    ProFund VP UltraSmall-Cap
                               --------------------------  ----------------------------  --------------------------
                                01/01/2007    01/01/2006     01/01/2007     01/01/2006    01/01/2007    01/01/2006
                                    to            to             to             to            to            to
                                12/31/2007    12/31/2006     12/31/2007     12/31/2006    12/31/2007    12/31/2006
                               ------------  ------------  -------------  -------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)..................... $ (1,151,102) $ (1,316,406) $    (975,140) $    (937,357) $   (168,444) $   (801,087)
  Capital gains distributions
   received...................    1,657,662    11,946,631              0     26,656,831             0             0
  Realized gain (loss) on
   shares redeemed............   (3,683,462)   (7,174,886)    14,380,129    (30,314,358)   (6,022,267)    7,310,972
  Net change in unrealized
   gain (loss) on
   investments................     (265,895)     (124,376)    (3,407,379)     5,426,521        63,409     1,149,610
                               ------------  ------------  -------------  -------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.................   (3,442,797)    3,330,963      9,997,610        831,637    (6,127,302)    7,659,495
                               ------------  ------------  -------------  -------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments...................    7,237,442     7,971,265      1,901,053      2,992,138     1,091,284     1,354,285
  Surrenders, withdrawals and
   death benefits.............   (9,273,569)   (9,046,713)    (7,232,539)    (7,920,855)   (4,906,882)   (7,110,358)
  Net transfers between other
   subaccounts or fixed rate
   option.....................   (8,382,163)  (11,154,567)    24,979,371    (27,330,439)  (24,540,597)   15,407,407
  Withdrawal and other
   charges....................      (44,035)      (46,611)       (59,897)       (68,578)      (18,645)      (30,967)
                               ------------  ------------  -------------  -------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...............  (10,462,325)  (12,276,626)    19,587,988    (32,327,734)  (28,374,840)    9,620,367
                               ------------  ------------  -------------  -------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.....................  (13,905,122)   (8,945,663)    29,585,598    (31,496,097)  (34,502,142)   17,279,862

NET ASSETS
  Beginning of period.........   78,716,867    87,662,530     64,704,885     96,200,982    56,994,100    39,714,238
                               ------------  ------------  -------------  -------------  ------------  ------------
  End of period............... $ 64,811,745  $ 78,716,867  $  94,290,483  $  64,704,885  $ 22,491,958  $ 56,994,100
                               ============  ============  =============  =============  ============  ============

  Beginning units.............    4,459,972     5,482,307     40,480,462     55,241,779     3,417,950     3,106,543
                               ------------  ------------  -------------  -------------  ------------  ------------
  Units issued................   44,823,444    46,373,947    194,852,292    204,489,672    18,150,861    41,972,438
  Units redeemed..............  (46,031,061)  (47,396,282)  (195,631,186)  (219,250,989)  (19,938,471)  (41,661,031)
                               ------------  ------------  -------------  -------------  ------------  ------------
  Ending units................    3,252,355     4,459,972     39,701,568     40,480,462     1,630,340     3,417,950
                               ============  ============  =============  =============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A51

                                           SUBACCOUNTS (Continued)
------------------------------------------------------------------------------------------------------------
   ProFund VP Utilities     ProFund VP Large-Cap Growth ProFund VP Large-Cap Value       Rydex Nova Fund
--------------------------  --------------------------  --------------------------  ------------------------
 01/01/2007    01/01/2006    01/01/2007    01/01/2006    01/01/2007    01/01/2006    01/01/2007   01/01/2006
     to            to            to            to            to            to            to           to
 12/31/2007    12/31/2006    12/31/2007    12/31/2006    12/31/2007    12/31/2006    12/31/2007   12/31/2006
------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------

$   (768,315) $    149,097  $ (1,177,562) $ (1,037,442) $ (1,244,615) $ (1,181,661) $   (12,754) $   (12,584)

   1,109,981             0     1,384,240       888,115     5,037,853     1,264,432            0            0

  14,467,941     4,195,668     6,085,460     3,316,938     3,180,466    11,576,445      633,954      316,369

  (4,092,928)    8,419,690    (3,722,468)    1,705,934    (7,973,921)    2,659,173     (571,755)     864,041
------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------

  10,716,679    12,764,455     2,569,670     4,873,545    (1,000,217)   14,318,389       49,445    1,167,826
------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------


  13,215,301     7,866,830     3,315,205     2,221,056     2,703,968     2,754,118       (4,932)      49,790

 (15,163,779)   (9,673,572)  (11,191,105)   (8,897,501)  (16,150,222)  (12,532,283)  (1,354,724)    (772,071)

  70,815,459    17,157,280     4,372,555    (5,575,517)  (67,923,315)   69,401,237     (830,019)    (924,996)

     (64,234)      (45,728)      (35,830)      (29,414)      (50,896)      (41,009)      (6,484)      (7,773)
------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------

  68,802,747    15,304,810    (3,539,175)  (12,281,376)  (81,420,465)   59,582,063   (2,196,159)  (1,655,050)
------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------

  79,519,426    28,069,265      (969,505)   (7,407,831)  (82,420,682)   73,900,452   (2,146,714)    (487,224)

 103,909,704    75,840,439    75,650,121    83,057,952   152,132,150    78,231,698    7,255,497    7,742,721
------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
$183,429,130  $103,909,704  $ 74,680,616  $ 75,650,121  $ 69,711,468  $152,132,150  $ 5,108,783  $ 7,255,497
============  ============  ============  ============  ============  ============  ===========  ===========

   7,381,263     6,382,647     6,835,604     8,052,293    12,385,897     7,436,771      949,995    1,194,218
------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
  32,754,129    25,602,151    28,411,156    20,635,318    41,025,923    39,828,056       23,146       53,843
 (29,433,931)  (24,603,535)  (28,828,313)  (21,852,007)  (47,657,946)  (34,878,930)    (302,883)    (298,066)
------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
  10,701,461     7,381,263     6,418,447     6,835,604     5,753,874    12,385,897      670,258      949,995
============  ============  ============  ============  ============  ============  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                                      A52

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                               SUBACCOUNTS
                               ---------------------------------------------------------------------------
                                                         Rydex Inverse S&P 500
                                    Rydex OTC Fund           Strategy Fund        AIM V.I. Dynamics Fund
                               ------------------------  ---------------------  --------------------------
                                01/01/2007   01/01/2006  01/01/2007 01/01/2006   01/01/2007    01/01/2006
                                    to           to          to         to           to            to
                                12/31/2007   12/31/2006  12/31/2007 12/31/2006   12/31/2007    12/31/2006
                               -----------  -----------  ---------- ----------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)..................... $  (300,740) $  (364,781) $  14,959  $   44,636  $ (1,114,077) $ (1,183,230)
  Capital gains distributions
   received...................           0            0          0           0             0             0
  Realized gain (loss) on
   shares redeemed............  (3,069,291)  (6,335,698)  (156,980)   (135,002)    6,621,123    14,160,822
  Net change in unrealized
   gain (loss) on
   investments................   6,810,575    7,628,032    136,665      16,020       947,861    (5,944,075)
                               -----------  -----------  ---------  ----------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.................   3,440,544      927,553     (5,356)    (74,346)    6,454,907     7,033,517
                               -----------  -----------  ---------  ----------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments...................      44,680      116,008     (1,671)      6,405     4,421,233     4,337,447
  Surrenders, withdrawals and
   death benefits.............  (4,363,125)  (3,629,112)   (83,646)   (329,717)  (11,256,403)  (10,667,286)
  Net transfers between other
   subaccounts or fixed rate
   option.....................  (2,910,701)  (3,579,403)  (164,685)    (46,507)   (4,635,697)    4,770,189
  Withdrawal and other
   charges....................     (40,688)     (46,596)      (563)       (779)      (61,002)      (70,418)
                               -----------  -----------  ---------  ----------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...............  (7,269,834)  (7,139,103)  (250,565)   (370,598)  (11,531,869)   (1,630,068)
                               -----------  -----------  ---------  ----------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.....................  (3,829,290)  (6,211,550)  (255,921)   (444,944)   (5,076,962)    5,403,449

NET ASSETS
  Beginning of period.........  24,010,626   30,222,176    736,343   1,181,287    66,083,698    60,680,249
                               -----------  -----------  ---------  ----------  ------------  ------------
  End of period............... $20,181,336  $24,010,626  $ 480,422  $  736,343  $ 61,006,736  $ 66,083,698
                               ===========  ===========  =========  ==========  ============  ============

  Beginning units.............   3,716,598    4,873,588     85,606     125,308     5,239,057     5,599,675
                               -----------  -----------  ---------  ----------  ------------  ------------
  Units issued................      84,173      123,069     25,594       3,821     3,197,483     6,395,132
  Units redeemed..............  (1,113,763)  (1,280,059)   (55,013)    (43,523)   (4,115,329)   (6,755,750)
                               -----------  -----------  ---------  ----------  ------------  ------------
  Ending units................   2,687,008    3,716,598     56,187      85,606     4,321,211     5,239,057
                               ===========  ===========  =========  ==========  ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A53

                                            SUBACCOUNTS (Continued)
--------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services AIM V.I. Global Health Care                              Wells Fargo Advantage VT
           Fund                        Fund              AIM V.I. Technology Fund      Asset Allocation Fund
--------------------------  --------------------------  --------------------------  --------------------------
 01/01/2007    01/01/2006    01/01/2007    01/01/2006    01/01/2007    01/01/2006    01/01/2007    01/01/2006
     to            to            to            to            to            to            to            to
 12/31/2007    12/31/2006    12/31/2007    12/31/2006    12/31/2007    12/31/2006    12/31/2007    12/31/2006
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------

$    (40,718) $     46,038  $ (1,522,979) $ (1,648,441) $   (826,324) $   (927,085) $    647,856  $    903,363

   3,280,015       431,961             0             0             0             0     1,325,177     1,193,735

   6,054,077     9,181,399    11,989,367    10,463,229     4,939,710     3,518,452        39,212    (1,410,178)

 (22,776,808)     (248,852)   (1,461,035)   (5,351,631)     (636,723)    3,057,764     3,434,674     9,617,815
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------

 (13,483,434)    9,410,546     9,005,353     3,463,157     3,476,663     5,649,131     5,446,919    10,304,735
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------


   3,037,088     4,614,474     3,768,535     5,787,774       864,689       914,541        (6,589)       71,600

  (8,850,724)   (9,160,474)  (15,489,160)  (14,462,406)   (9,813,625)   (8,770,855)  (25,746,288)  (24,903,994)

 (16,855,108)  (10,798,717)   (8,624,657)   (8,972,276)   (5,286,227)   (7,695,052)   (4,472,432)   (5,680,234)

     (46,190)      (59,559)      (84,166)      (93,849)      (64,227)      (77,837)      (50,090)      (60,752)
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------

 (22,714,934)  (15,404,276)  (20,429,448)  (17,740,757)  (14,299,390)  (15,629,203)  (30,275,399)  (30,573,380)
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------

 (36,198,368)   (5,993,730)  (11,424,095)  (14,277,600)  (10,822,727)   (9,980,072)  (24,828,480)  (20,268,645)

  75,553,307    81,547,037   102,317,416   116,595,016    62,385,894    72,365,966    98,745,792   119,014,437
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
$ 39,354,939  $ 75,553,307  $ 90,893,321  $102,317,416  $ 51,563,167  $ 62,385,894  $ 73,917,312  $ 98,745,792
============  ============  ============  ============  ============  ============  ============  ============

   4,622,845     5,701,538     7,589,339     8,908,929    10,801,420    13,664,681     3,848,459     5,123,162
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   2,007,292     2,604,962     3,839,422     3,693,931     2,721,160     1,858,442        80,017       104,011
  (3,495,444)   (3,683,655)   (5,278,252)   (5,013,521)   (5,274,344)   (4,721,703)   (1,207,123)   (1,378,714)
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   3,134,693     4,622,845     6,150,509     7,589,339     8,248,236    10,801,420     2,721,353     3,848,459
============  ============  ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A54

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                SUBACCOUNTS
                               --------------------------------------------------------------------------------
                                Wells Fargo Advantage VT  Wells Fargo Advantage VT C&B Wells Fargo Advantage VT
                                   Equity Income Fund       Large Cap Value Fund        Large Company Core Fund
                               -------------------------  ---------------------------  ------------------------
                                01/01/2007    01/01/2006   01/01/2007     01/01/2006    01/01/2007   01/01/2006
                                    to            to           to             to            to           to
                                12/31/2007    12/31/2006   12/31/2007     12/31/2006    12/31/2007   12/31/2006
                               ------------  -----------   -----------   -----------   -----------  -----------
OPERATIONS
  Net investment income
   (loss)..................... $    (62,579) $    (2,596) $   (61,464)   $    10,014   $  (274,159) $  (163,931)
  Capital gains distributions
   received...................    2,155,192       63,843            0              0             0            0
  Realized gain (loss) on
   shares redeemed............    3,826,425    1,618,833    2,285,767      1,054,385    (2,019,701)  (4,106,694)
  Net change in unrealized
   gain (loss) on
   investments................   (5,510,395)   3,325,673   (2,495,401)     2,183,118     2,675,937    6,963,692
                               ------------  -----------   -----------   -----------   -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.................      408,643    5,005,753     (271,098)     3,247,517       382,077    2,693,067
                               ------------  -----------   -----------   -----------   -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments...................    3,276,975    3,055,029       58,054              0         7,984       21,279
  Surrenders, withdrawals and
   death benefits.............   (5,221,258)  (4,373,151)  (4,174,932)    (3,407,537)   (4,310,572)  (5,097,416)
  Net transfers between other
   subaccounts or fixed rate
   option.....................   (8,743,494)   3,809,930     (676,916)        91,360      (949,959)    (647,596)
  Withdrawal and other
   charges....................      (19,870)     (22,546)      (6,850)        (7,898)       (8,786)      (8,695)
                               ------------  -----------   -----------   -----------   -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...............  (10,707,647)   2,469,262   (4,800,644)    (3,324,075)   (5,261,333)  (5,732,428)
                               ------------  -----------   -----------   -----------   -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.....................  (10,299,004)   7,475,015   (5,071,742)       (76,558)   (4,879,256)  (3,039,361)

NET ASSETS
  Beginning of period.........   38,998,300   31,523,285   17,808,402     17,884,960    21,202,351   24,241,712
                               ------------  -----------   -----------   -----------   -----------  -----------
  End of period............... $ 28,699,296  $38,998,300  $12,736,660    $17,808,402   $16,323,095  $21,202,351
                               ============  ===========   ===========   ===========   ===========  ===========

  Beginning units.............    2,821,977    2,707,129    1,591,535      1,933,881     1,079,378    1,406,297
                               ------------  -----------   -----------   -----------   -----------  -----------
  Units issued................    1,592,635    1,885,796      167,293        317,756        14,344       27,457
  Units redeemed..............   (2,385,465)  (1,770,948)    (596,182)      (660,102)     (270,886)    (354,376)
                               ------------  -----------   -----------   -----------   -----------  -----------
  Ending units................    2,029,147    2,821,977    1,162,646      1,591,535       822,836    1,079,378
                               ============  ===========   ===========   ===========   ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                                      A55

                                       SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Wells Fargo Advantage VT   Wells Fargo Advantage VT   Wells Fargo Advantage VT
International Core Fund  Large Company Growth Fund      Money Market Fund       Small Cap Growth Fund
----------------------   ------------------------  --------------------------  -----------------------
01/01/2007   01/01/2006   01/01/2007   01/01/2006   01/01/2007    01/01/2006    01/01/2007  01/01/2006
    to           to           to           to           to            to            to          to
12/31/2007   12/31/2006   12/31/2007   12/31/2006   12/31/2007    12/31/2006    12/31/2007  12/31/2006
----------   ----------  -----------  -----------  ------------  ------------  -----------  ----------

$  (41,762)  $    3,599  $  (145,679) $  (164,276) $    790,804  $    761,331  $   (74,289) $  (76,334)

   207,783      102,448            0            0             0             0      778,814     130,376

   394,270      304,265      276,367     (575,186)            0             0      113,297    (224,048)

  (239,318)      43,521      514,174      729,877             0             0     (204,670)  1,172,977
----------   ----------  -----------  -----------  ------------  ------------  -----------  ----------

   320,973      453,833      644,862       (9,585)      790,804       761,331      613,152   1,002,971
----------   ----------  -----------  -----------  ------------  ------------  -----------  ----------


    (7,111)       7,194        1,580       81,941       (34,331)        7,860        3,364      42,367

  (636,914)    (412,862)  (2,020,084)  (1,880,122)  (24,232,850)  (27,257,897)  (1,026,761)   (758,856)

   399,413      (30,589)    (605,042)    (578,153)   22,643,587    24,804,135     (343,476)   (191,396)

    (2,122)      (2,037)      (6,638)      (8,060)       (9,686)      (10,187)      (3,730)     (3,757)
----------   ----------  -----------  -----------  ------------  ------------  -----------  ----------

  (246,734)    (438,294)  (2,630,184)  (2,384,394)   (1,633,280)   (2,456,089)  (1,370,603)   (911,642)
----------   ----------  -----------  -----------  ------------  ------------  -----------  ----------

    74,239       15,539   (1,985,322)  (2,393,979)     (842,476)   (1,694,758)    (757,451)     91,329

 2,665,928    2,650,389   10,629,247   13,023,226    25,268,127    26,962,885    5,302,928   5,211,599
----------   ----------  -----------  -----------  ------------  ------------  -----------  ----------
$2,740,167   $2,665,928  $ 8,643,925  $10,629,247  $ 24,425,651  $ 25,268,127  $ 4,545,477  $5,302,928
==========   ==========  ===========  ===========  ============  ============  ===========  ==========

   240,001      288,646    1,164,432    1,455,694     1,926,769     2,115,112      441,783     529,844
----------   ----------  -----------  -----------  ------------  ------------  -----------  ----------
   105,462       67,520      122,619      178,777     2,166,245     2,333,625       35,643      55,802
  (117,808)    (116,165)    (395,152)    (470,039)   (2,288,650)   (2,521,968)    (140,863)   (143,863)
----------   ----------  -----------  -----------  ------------  ------------  -----------  ----------
   227,655      240,001      891,899    1,164,432     1,804,364     1,926,769      336,563     441,783
==========   ==========  ===========  ===========  ============  ============  ===========  ==========

  The accompanying notes are an integral part of these financial statements.

                                      A56

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                    SUBACCOUNTS
                               --------------------------------------------------------------------------------------


                               Wells Fargo Advantage VT  AST First Trust Balanced Target    AST First Trust Capital
                                Total Return Bond Fund             Portfolio             Appreciation Target Portfolio
                               ------------------------  ------------------------------  ----------------------------
                                01/01/2007   01/01/2006    01/01/2007      3/20/2006*      01/01/2007     3/20/2006*
                                    to           to            to              to              to             to
                                12/31/2007   12/31/2006    12/31/2007      12/31/2006      12/31/2007     12/31/2006
                               -----------  -----------  --------------   ------------   --------------  ------------
OPERATIONS
  Net investment income
   (loss)..................... $   370,833  $   445,806  $  (13,590,949)  $ (3,177,503)  $  (17,154,322) $ (3,612,451)
  Capital gains distributions
   received...................           0            0         363,764              0          988,883             0
  Realized gain (loss) on
   shares redeemed............    (213,183)    (132,080)      3,377,195       (194,131)       6,094,020      (612,530)
  Net change in unrealized
   gain (loss) on
   investments................     354,473       (5,224)     47,974,997     25,669,911       64,620,842    29,551,225
                               -----------  -----------  --------------   ------------   --------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.................     512,123      308,502      38,125,007     22,298,277       54,549,423    25,326,244
                               -----------  -----------  --------------   ------------   --------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments...................      10,183      125,116     552,844,037    279,088,386      681,538,652   290,352,077
  Surrenders, withdrawals and
   death benefits.............  (2,953,602)  (2,903,869)    (36,077,943)    (6,350,075)     (37,356,892)   (5,893,901)
  Net transfers between other
   subaccounts or fixed rate
   option.....................    (900,319)  (1,591,085)    130,672,423    164,424,068      193,124,716   189,231,119
  Withdrawal and other
   charges....................      (7,203)      (5,993)       (160,173)       (22,680)        (189,948)      (38,956)
                               -----------  -----------  --------------   ------------   --------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...............  (3,850,941)  (4,375,831)    647,278,344    437,139,699      837,116,528   473,650,339
                               -----------  -----------  --------------   ------------   --------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.....................  (3,338,818)  (4,067,329)    685,403,351    459,437,976      891,665,951   498,976,583

NET ASSETS
  Beginning of period.........  13,713,815   17,781,144     459,437,976              0      498,976,583             0
                               -----------  -----------  --------------   ------------   --------------  ------------
  End of period............... $10,374,997  $13,713,815  $1,144,841,327   $459,437,976   $1,390,642,534  $498,976,583
                               ===========  ===========  ==============   ============   ==============  ============

  Beginning units.............   1,003,059    1,328,686      43,588,111              0       47,802,399             0
                               -----------  -----------  --------------   ------------   --------------  ------------
  Units issued................      20,802       30,934     117,598,802     55,896,702      152,194,988    66,429,015
  Units redeemed..............    (297,517)    (356,561)    (58,915,898)   (12,308,591)     (77,718,777)  (18,626,616)
                               -----------  -----------  --------------   ------------   --------------  ------------
  Ending units................     726,344    1,003,059     102,271,015     43,588,111      122,278,610    47,802,399
                               ===========  ===========  ==============   ============   ==============  ============

*  Date subaccount became available for investment

  The accompanying notes are an integral part of these financial statements.

                                      A57

                                          SUBACCOUNTS (Continued)
----------------------------------------------------------------------------------------------------------
                                                      AST CLS       AST CLS     AST Horizon   AST Horizon
                                                    Growth Asset Moderate Asset Growth Asset Moderate Asset
   AST Advanced Strategies     Columbia High Yield   Allocation    Allocation    Allocation    Allocation
          Portfolio                  Fund VS         Portfolio     Portfolio     Portfolio     Portfolio
----------------------------  --------------------  ------------ -------------- ------------ --------------
  01/01/2007     3/20/2006*   01/01/2007 5/1/2006*  11/19/2007*   11/19/2007*   11/19/2007*   11/19/2007*
      to             to           to         to          to            to            to            to
  12/31/2007     12/31/2006   12/31/2007 12/31/2006  12/31/2007    12/31/2007    12/31/2007    12/31/2007
--------------  ------------  ---------- ---------- ------------ -------------- ------------ --------------

$  (14,825,778) $ (3,845,600)  $ 17,156   $  8,625  $   (15,681)  $   (10,309)   $   (5,604)   $   (3,389)

     1,428,984             0          0      4,037            0             0             0             0

     2,988,920        40,436      2,502        220      (28,693)        7,508         8,482             3

    65,925,385    30,250,619    (15,598)    18,342       83,563        15,493        30,732        15,633
--------------  ------------   --------   --------  -----------   -----------    ----------    ----------

    55,517,511    26,445,455      4,060     31,224       39,189        12,692        33,610        12,247
--------------  ------------   --------   --------  -----------   -----------    ----------    ----------


   580,951,644   308,256,141        353         36    3,695,286     2,275,332     1,725,204     1,163,392

   (41,405,070)   (7,887,144)   (58,025)   (83,076)     (12,049)   (1,065,062)       (1,153)      (32,341)

    83,929,680   210,629,997      2,267    515,249    9,820,670     6,676,054     3,174,633     1,684,298

      (170,411)      (31,863)      (276)      (208)        (284)          (22)          (39)          (19)
--------------  ------------   --------   --------  -----------   -----------    ----------    ----------

   623,305,843   510,967,131    (55,681)   432,001   13,503,623     7,886,302     4,898,645     2,815,330
--------------  ------------   --------   --------  -----------   -----------    ----------    ----------

   678,823,354   537,412,586    (51,621)   463,225   13,542,812     7,898,994     4,932,255     2,827,577

   537,412,586             0    463,225          0            0             0             0             0
--------------  ------------   --------   --------  -----------   -----------    ----------    ----------
$1,216,235,940  $537,412,586   $411,604   $463,225  $13,542,812   $ 7,898,994    $4,932,255    $2,827,577
==============  ============   ========   ========  ===========   ===========    ==========    ==========

    50,595,548             0     43,213          0            0             0             0             0
--------------  ------------   --------   --------  -----------   -----------    ----------    ----------
   112,381,079    65,783,412        553     56,309    1,895,177       938,813       601,445       294,105
   (56,063,322)  (15,187,864)    (5,681)   (13,096)    (717,676)     (151,663)     (117,176)      (15,887)
--------------  ------------   --------   --------  -----------   -----------    ----------    ----------
   106,913,305    50,595,548     38,085     43,213    1,177,501       787,150       484,269       278,218
==============  ============   ========   ========  ===========   ===========    ==========    ==========

*  Date subaccount became available for investment

  The accompanying notes are an integral part of these financial statements.

                                      A58

                            FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                               SUBACCOUNTS
                               ------------------------------------------------------------------------------
                               AST Niemann
                                 Capital    AST Western
                               Growth Asset Asset Core
                                Allocation   Plus Bond   Columbia Asset Allocation Columbia Federal Securities
                                Portfolio    Portfolio           Fund, VS                  Fund, VS
                               ------------ -----------  ------------------------  --------------------------
                               11/19/2007*  11/19/2007*    1/1/2007     1/1/2006    1/1/2007       1/1/2006
                                    to          to            to           to          to             to
                                12/31/2007  12/31/2007    12/31/2007   12/31/2006  12/31/2007     12/31/2006
                               ------------ -----------  -----------  -----------  ----------    -----------
OPERATIONS
  Net investment income
   (loss).....................  $   (6,671) $   (48,096) $   229,705  $   221,268  $  118,397    $   126,397
  Capital gains distributions
   received...................           0            0    1,177,684      785,932           0              0
  Realized gain (loss) on
   shares redeemed............      (5,736)           0      692,486      964,540     (21,012)       (45,189)
  Net change in unrealized
   gain (loss) on
   investments................     (33,565)      94,910   (1,041,317)    (505,816)     22,860         (4,842)
                                ----------  -----------  -----------  -----------   ----------   -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.................     (45,972)      46,814    1,058,558    1,465,924     120,245         76,366
                                ----------  -----------  -----------  -----------   ----------   -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments...................   2,159,147   14,648,253       16,624            0         915              0
  Surrenders, withdrawals and
   death benefits.............      (7,666)     (50,908)  (1,978,147)  (2,886,576)   (134,758)    (1,177,209)
  Net transfers between other
   subaccounts or fixed rate
   option.....................   2,911,056   17,217,560     (363,933)    (518,226)    (62,842)      (216,761)
  Withdrawal and other
   charges....................        (126)        (252)     (13,599)     (16,341)     (2,268)        (2,744)
                                ----------  -----------  -----------  -----------   ----------   -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...............   5,062,411   31,814,653   (2,339,055)  (3,421,143)   (198,953)    (1,396,714)
                                ----------  -----------  -----------  -----------   ----------   -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.....................   5,016,439   31,861,467   (1,280,497)  (1,955,219)    (78,708)    (1,320,348)

NET ASSETS
  Beginning of period.........           0            0   13,156,784   15,112,003   2,115,798      3,436,146
                                ----------  -----------  -----------  -----------   ----------   -----------
  End of period...............  $5,016,439  $31,861,467  $11,876,287  $13,156,784  $2,037,090    $ 2,115,798
                                ==========  ===========  ===========  ===========   ==========   ===========

  Beginning units.............           0            0      861,185    1,094,741     194,823        324,887
                                ----------  -----------  -----------  -----------   ----------   -----------
  Units issued................     824,545    3,468,998        9,909        3,206      18,018            363
  Units redeemed..............    (322,540)    (274,426)    (151,816)    (236,762)    (34,401)      (130,427)
                                ----------  -----------  -----------  -----------   ----------   -----------
  Ending units................     502,005    3,194,572      719,278      861,185     178,440        194,823
                                ==========  ===========  ===========  ===========   ==========   ===========

*  Date subaccount became available for investment

  The accompanying notes are an integral part of these financial statements.

                                      A59

                       NOTES TO FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("Variable Account B")

Note 1: General

        Prudential Annuities Life Assurance Corporation Variable Account B, also referred to as the "Separate Account", is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Prudential Annuities Life Assurance Corporation ("Prudential Annuities" or the "Company"), which became a majority owned subsidiary of Prudential Financial, Inc. on May 1, 2003, commenced operations of the Separate Account, pursuant to Connecticut law on November 25, 1987. Under (S)38a-433 of the Connecticut General Statutes, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Prudential Annuities. However, the Separate Account's obligations, including insurance benefits related to the annuities, are the obligations of Prudential Annuities.

        Effective May 1, 2007, American Skandia Trust and American Skandia Investment Services, Inc. were renamed Advanced Series Trust and AST Investment Services, Inc., respectively.

        On January 1, 2008 American Skandia Life Assurance Corporation (ASLAC) was renamed Prudential Annuities Life Assurance Corporation (PALAC). On January 28, 2008, any product name that contained "American Skandia" was updated with "Advanced Series."

        The Separate Account is used as a funding vehicle for several flexible premium deferred variable annuity contracts, as well as two immediate variable annuities issued by Prudential Annuities. The following is a list of each variable annuity product funded through the Separate Account.

              LifeVest Personal         Advanced Series XTra
               Security Annuity ("PSA")  Credit Premier ("XTra
              Alliance Capital           Credit Premier")
               Navigator ("ACN")        Advanced Series XTra
              Advanced Series Advisor    Credit FOUR ("XTtra
               Plan ("ASAP")             Credit FOUR")
              Advanced Series Advisor   Advanced Series XTra
               Plan II ("ASAP II")       Credit FOUR Premier
              Harvester Variable         ("XTra Credit FOUR
               Annuity ("Harvester       Premier")
               Variable Annuity")       Advanced Series XTra
              Advanced Series Advisor    Credit SIX ("XTra
               Plan II Premier ("ASAP    Credit SIX")
               II Premier")             Advanced Series
              Advanced Series Advisor    Protector ("AS
               Plan III ("ASAP III")     Protector")
              Advanced Series Apex      Wells Fargo Stagecoach
               ("Apex")                  Variable Annuity
              Wells Fargo Stagecoach     ("Stagecoach")
               Apex                     Wells Fargo Stagecoach
              Advanced Series Apex II    Variable Annuity Plus
               ("Apex II")               ("Stagecoach VA+")
              Advanced Series LifeVest  Advanced Series Advisors
               ("ASL")                   Choice ("Choice")
              Wells Fargo Stagecoach    Advanced Series Advisors
               Variable Annuity Flex     Choice 2000 ("Choice
               ("Stagecoach Flex")       2000")
              Advanced Series LifeVest  Advanced Series Impact
               Premier ("ASL Premier")   ("AS Impact")
              Advanced Series LifeVest  Defined Investments
               II ("ASL II")             Annuity
              Advanced Series LifeVest  Galaxy Variable Annuity
               II Premier (ASL II        III ("Galaxy III")
               Premier")                Advanced Series Advisors
              Advanced Series XTra       Income Annuity ("ASAIA")
               Credit ("XTra Credit")   Advanced Series Variable
              Stagecoach Apex II         Immediate Annuity
              Stagecoach ASAP III        ("ASVIA")
              Stagecoach XTra Credit    Advanced Series Optimum
               SIX                      Advanced Series Optimum
              Wells Fargo Stagecoach     Plus
               Extra Credit             Advanced Series Optimum
               ("Stagecoach Extra        Four
               Credit")
              Harvester XTra Credit
               ("Harvester XTra
               Credit")

        The Annuities named above may be used as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Roth IRA or Tax Sheltered Annuity (or 403(b)) or as an investment vehicle for "non-qualified" investments. When an Annuity is purchased as

                                      A60
        a "qualified" investment, it does not provide any tax advantages in addition to the preferential treatment already available under the Internal Revenue Code.

        The Separate Account consists of one hundred and twenty-eight subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Advanced Series Trust, (collectively the "Series Funds") or one of the non-Prudential administered funds (collectively, the "portfolios"). Certain subaccounts are available with only certain variable annuities offered through the Separate Account.

        The name of each Portfolio and the corresponding subaccount name are as follows:

 Advanced Series Trust     AST MFS Global Equity     Evergreen Variable
 AST AllianceBernstein      Portfolio                Annuity
  Growth & Income          AST JPMorgan              Balanced Fund
  Portfolio                 International Equity     Growth Fund
 AST T. Rowe Price          Portfolio                International Equity Fund
  Large-Cap Growth         AST T. Rowe Price Global  Fundamental Large Cap
  Portfolio                 Bond Portfolio            Fund
 AST American Century      AST International Growth  Omega Fund
  Income & Growth           Portfolio                Special Values Fund
  Portfolio                AST Aggressive Asset      Diversified Income
 AST American Century       Allocation Portfolio      Builder Fund
  Strategic Allocation     AST Capital Growth Asset
  Portfolio                 Allocation Portfolio     First Trust
 AST Money Market          AST Balanced Asset        Managed VIP
  Portfolio                 Allocation Portfolio     The Dow Target 10
 AST Cohen & Steers        AST Conservative Asset    Global DividendTarget 15
  Realty Portfolio          Allocation Portfolio     S&P Target 24
 AST UBS Dynamic Alpha     AST Preservation Asset    NASDAQ Target 15
  Portfolio                 Allocation Portfolio     Value Line Target 25
 AST DeAm Large-Cap Value  AST First Trust Balanced  Target Focus Four
  Portfolio                 Target Portfolio         Dow Target Dividend
 AST Neuberger Berman      AST First Trust Capital
  Small-Cap Growth          Appreciation Target      AIM Variable Insurance
  Portfolio                 Portfolio                Dynamics Fund
 AST DeAm Small-Cap Value  AST Advanced Strategies   Financial Services Fund
  Portfolio                 Portfolio                Global Health Care Fund
 AST High Yield Bond       AST CLS Growth Asset      Technology Fund
  Portfolio                 Allocation Portfolio
 AST Federated Aggressive  AST CLS Moderate Asset    Columbia
  Growth Portfolio          Allocation Portfolio     Large Cap Growth Stock
 AST Mid-Cap Value         AST Horizon Growth Asset   Fund, VS
  Portfolio                 Allocation Portfolio     Asset Allocation Fund, VS
 AST Small-Cap Value       AST Horizon Moderate      Federal Securities Fund,
  Portfolio                 Asset Allocation          VS
 AST Goldman Sachs          Portfolio                Money Market Fund, VS
  Concentrated Growth      AST Nieman Capital        Small Company Growth
  Portfolio                 Growth Asset Allocation   Fund, VS
 AST Goldman Sachs         AST Western Asset Core    High Yield Fund, VS
  Mid-Cap Growth Portfolio  Plus Bond Portfolio
 AST Goldman Sachs                                   ProFunds VP
  Small-Cap Value          Gartmore NVIT             Asia 30
  Portfolio                Developing Markets        Banks
 AST Large-Cap Value                                 Bear
  Portfolio                Prudential Series Funds   Biotechnology
 AST Lord Abbett           SP International Growth   Basic Materials
  Bond-Debenture Portfolio                           UltraBull
 AST Marsico Capital       Wells Fargo Advantage     Bull
  Growth Portfolio         Variable Trust            Consumer Services
 AST MFS Growth Portfolio  Asset Allocation Fund     Consumer Goods
 AST Neuberger Berman      Equity Income Fund        Oil & Gas
  Mid-Cap Growth Portfolio C&B Large Cap Value Fund  Europe 30
 AST Neuberger Berman      Large Company Core Fund   Financials
  Mid-Cap Value Portfolio  International Core Fund   U.S. Government Plus
 AST Small-Cap Growth      Large Company Growth Fund Health Care
  Portfolio                Money Market Fund         Industrials
 AST PIMCO Limited         Small Cap Growth Fund     Internet
  Maturity Bond Portfolio  Total Return Bond Fund    Japan
 AST PIMCO Total Return
  Bond Portfolio
 AST AllianceBernstein
  Core Value Portfolio
 AST AllianceBernstein
  Managed Index 500
  Portfolio
 AST T. Rowe Price
  Natural Resources
  Portfolio
 AST T. Rowe Price Asset
  Allocation Portfolio
 AST International Value
  Portfolio

                                      A61

 Precious Metals           Short Small-Cap           Rydex Variable Trust
 Mid-Cap Growth            Small-Cap Value           Nova Fund
 Mid-Cap Value             Technology                Inverse S&P 500 Strategy
 Pharmaceuticals           Telecommunications         Fund
 Real Estate               UltraMid-Cap              OTC Fund
 Rising Rates Opportunity  UltraNASDAQ-100
 NASDAQ-100                UltraSmall-Cap            Davis
 Semiconductor             Utilities                 Value Portfolio
 Small-Cap Growth          Large-Cap Growth
 Short Mid-Cap             Large-Cap Value           Access One Trust
 Short NASDAQ-100                                    VP High Yield Fund

        On March 16, 2007, four First Trust funds were merged into the existing AST Money Market fund.

        The transfer from the old subaccount to the new subaccount is reflected in the Statement of Changes in the year 2007 as a transfers in.

         Retired Portfolios             Existing Portfolio Assets Moved
         ------------------             ------------------ ------------
         First Trust Energy Sector.....  AST Money Market  $4,153,431
         First Trust Financial Services  AST Money Market  $2,975,668
         First Trust PharmHealth Sector  AST Money Market  $2,644,671
         First Trust Technology........  AST Money Market  $1,098,820

Note 2: Significant Accounting Policies

        The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

        In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and requires additional disclosures about fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining fair value. The Account expects to adopt this guidance effective January 1, 2008. The Account's adoption of this guidance is not expected to have a material effect on the Account's financial position and results of operations.

        Investments--The investments in shares of the portfolios are stated at the net asset value of the respective portfolios, whose investment securities are stated at value.

        Security Transactions--Realized gains and losses on security transactions are determined based upon an average cost. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex distribution date.

Note 3: Taxes

        Prudential Annuities Life Assurance Corporation is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential Management will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

                                      A62

Note 4: Purchases and Sales of Investments

        The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the portfolios for the year ended December 31, 2007 were as follows:

                                                        Purchases         Sales
                                                      -------------- ---------------
AST AllianceBernstein Growth & Income Portfolio...... $  172,481,683 $  (633,723,379)
AST T. Rowe Price Large-Cap Growth Portfolio......... $  177,395,359 $  (101,453,470)
AST American Century Income & Growth Portfolio....... $   53,347,836 $  (134,266,318)
AST American Century Strategic Allocation Portfolio.. $   82,479,803 $   (75,050,179)
AST Money Market Portfolio........................... $5,210,495,780 $(4,985,713,780)
AST Cohen & Steers Realty Portfolio.................. $   83,693,626 $  (290,872,022)
AST UBS Dynamic Alpha Portfolio...................... $  336,993,142 $  (123,840,162)
AST DeAm Large-Cap Value Portfolio................... $  147,008,039 $  (192,286,586)
AST Neuberger Berman Small-Cap Growth Portfolio...... $   27,432,561 $   (68,292,266)
AST DeAm Small-Cap Value Portfolio................... $   36,950,619 $   (62,770,976)
AST High Yield Portfolio............................. $  248,991,843 $  (413,055,076)
AST Federated Aggressive Growth Portfolio............ $   97,081,810 $  (170,053,651)
AST Mid-Cap Value Portfolio.......................... $   35,079,192 $   (71,879,023)
AST Small-Cap Value Portfolio........................ $  140,468,283 $  (276,890,246)
AST Goldman Sachs Concentrated Growth Portfolio...... $   63,629,569 $  (202,076,555)
AST Goldman Sachs Mid-Cap Growth Portfolio........... $   77,003,521 $  (131,191,489)
AST Goldman Sachs Small-Cap Value Portfolio.......... $    4,192,810 $   (68,959,709)
AST Large-Cap Value Portfolio........................ $  124,405,047 $  (220,605,257)
AST Lord Abbett Bond-Debenture Portfolio............. $  241,360,099 $  (363,895,365)
AST Marsico Capital Growth Portfolio................. $  291,838,200 $  (721,442,664)
AST MFS Growth Portfolio............................. $   36,896,510 $  (141,347,014)
AST Neuberger Berman Mid-Cap Growth Portfolio........ $  209,743,131 $  (274,106,691)
AST Neuberger Berman Mid-Cap Value Portfolio......... $  129,671,637 $  (394,489,360)
AST Small-Cap Growth Portfolio....................... $   38,500,250 $   (62,160,790)
AST PIMCO Limited Maturity Bond Portfolio............ $  201,376,687 $  (428,692,816)
AST PIMCO Total Return Bond Portfolio................ $  285,017,216 $  (378,327,222)
AST AllianceBernstein Core Value Portfolio........... $  134,790,236 $  (196,341,285)
AST AllianceBernstein Managed Index 500 Portfolio.... $   65,512,475 $  (168,040,195)
AST T. Rowe Price Natural Resources Portfolio........ $  238,382,415 $  (201,987,054)
AST T. Rowe Price Asset Allocation Portfolio......... $  522,610,204 $  (171,204,845)
AST International Value Portfolio.................... $  181,203,725 $  (128,371,153)
AST MFS Global Equity Portfolio...................... $   74,952,971 $  (157,550,620)
AST JPMorgan International Equity Portfolio.......... $  142,414,001 $  (220,804,774)
AST T. Rowe Price Global Bond Portfolio.............. $  149,341,135 $  (181,827,059)
AST International Growth Portfolio................... $  183,005,200 $  (522,701,961)
AST Aggressive Asset Allocation Portfolio............ $  344,351,497 $  (209,824,442)
AST Capital Growth Asset Allocation Portfolio........ $2,343,758,470 $  (524,632,493)
AST Balanced Asset Allocation Portfolio.............. $1,621,297,974 $  (373,354,460)
AST Conservative Asset Allocation Portfolio.......... $  717,012,854 $  (208,771,939)
AST Preservation Asset Allocation Portfolio.......... $  601,177,511 $  (319,353,140)
AST CLS Growth Asset Allocation Portfolio............ $   20,208,608 $    (6,720,667)
AST CLS Moderate Asset Allocation Portfolio.......... $    9,300,996 $    (1,425,003)
AST Horizon Growth Asset Allocation Portfolio........ $    5,786,779 $      (893,740)
AST Horizon Moderate Asset Allocation Portfolio...... $    2,854,224 $       (42,281)
AST Niemann Capital Growth Asset Allocation Portfolio $    7,791,197 $    (2,735,457)
AST Western Asset Core Plus Bond Portfolio........... $   32,637,932 $      (871,374)
Davis Value Portfolio................................ $    2,244,912 $    (3,939,821)
Evergreen VA Balanced Fund........................... $      300,881 $    (1,320,080)
Evergreen VA Growth Fund............................. $   14,975,135 $   (21,513,181)
Evergreen VA International Equity Fund............... $   69,068,677 $   (61,754,317)
Evergreen VA Fundamental Large Cap Fund.............. $      688,806 $    (2,428,318)
Evergreen VA Omega Fund.............................. $   14,983,839 $   (17,788,779)
Evergreen VA Special Values Fund..................... $      741,553 $    (2,121,942)
Evergreen VA Diversified Income Builder Fund......... $    1,067,030 $    (2,196,664)
Columbia Asset Allocation Fund, VS................... $       78,782 $    (2,415,350)
Columbia Federal Securities Fund, VS................. $      181,596 $      (374,406)
Columbia Money Market Fund, VS....................... $    2,206,365 $    (2,364,052)
Columbia Small Company Growth Fund, VS............... $       19,680 $      (246,216)
Columbia Large Cap Growth Stock, VS.................. $       21,524 $    (2,911,474)
Prudential SP International Growth Portfolio......... $   45,963,263 $   (45,477,846)

                                      A63

                                                    Purchases       Sales
                                                   ------------ -------------
 Gartmore NVIT Developing Markets................. $320,056,223 $(290,392,129)
 First Trust The Dow Target 10.................... $ 14,171,166 $ (26,022,031)
 First Trust Target Focus Four Portfolio.......... $  9,965,575 $  (3,235,150)
 First Trust Energy Sector........................ $     35,414 $  (4,356,025)
 First Trust Financal Services.................... $     27,643 $  (3,405,041)
 First Trust PharmHealth Sector................... $      8,515 $  (2,903,348)
 First Trust Technology........................... $      2,481 $  (1,274,760)
 First Trust Global Dividend Target 15............ $151,225,810 $(121,770,836)
 First Trust NASDAQ Target 15..................... $ 13,731,684 $ (11,286,332)
 First Trust S&P Target 24........................ $  9,430,305 $ (10,279,368)
 First Trust Managed VIP.......................... $ 72,017,232 $(118,137,323)
 First Trust Value Line Target 25................. $ 17,649,705 $ (24,152,697)
 First Trust Dow Target Dividend.................. $ 55,564,547 $ (74,363,366)
 ProFund VP Asia 30............................... $549,533,202 $(547,652,629)
 ProFund VP Banks................................. $ 66,216,463 $ (67,002,135)
 ProFund VP Bear.................................. $431,125,467 $(426,930,501)
 ProFund VP Biotechnology......................... $ 68,351,209 $ (61,925,041)
 ProFund VP Basic Materials....................... $357,621,924 $(289,644,343)
 ProFund VP UltraBull............................. $235,396,016 $(239,110,047)
 ProFund VP Bull.................................. $701,377,689 $(804,218,294)
 ProFund VP Consumer Services..................... $ 38,332,353 $ (42,002,636)
 ProFund VP Consumer Goods........................ $ 93,015,909 $ (82,270,714)
 ProFund VP Oil & Gas............................. $387,120,474 $(384,077,456)
 ProFund VP Europe 30............................. $456,913,091 $(499,995,806)
 ProFund VP Financials............................ $ 97,280,917 $(116,463,229)
 ProFund VP U.S. Government Plus.................. $454,628,312 $(404,983,211)
 ProFund VP Health Care........................... $155,718,088 $(165,124,325)
 ACCESS VP High Yield Fund........................ $121,762,487 $(126,941,736)
 ProFund VP Industrials........................... $156,945,728 $(143,976,860)
 ProFund VP Internet.............................. $ 63,699,728 $ (59,851,362)
 ProFund VP Japan................................. $174,716,592 $(214,477,075)
 ProFund VP Precious Metals....................... $340,212,895 $(327,988,804)
 ProFund VP Mid-Cap Growth........................ $525,266,525 $(534,284,310)
 ProFund VP Mid-Cap Value......................... $313,191,602 $(355,615,774)
 ProFund VP Pharmaceuticals....................... $ 87,111,455 $ (96,072,751)
 ProFund VP Real Estate........................... $381,140,210 $(411,310,737)
 ProFund VP Rising Rates Opportunity.............. $299,243,498 $(330,345,758)
 ProFund VP NASDAQ-100............................ $530,806,452 $(511,937,015)
 ProFund VP Semiconductor......................... $ 58,337,036 $ (59,141,986)
 ProFund VP Small-Cap Growth...................... $373,036,827 $(413,797,519)
 ProFund VP Short Mid-Cap......................... $103,489,626 $(107,023,764)
 ProFund VP Short NASDAQ-100...................... $529,400,929 $(537,500,632)
 ProFund VP Short Small-Cap....................... $419,594,509 $(420,748,150)
 ProFund VP Small-Cap Value....................... $182,350,384 $(249,279,126)
 ProFund VP Technology............................ $109,938,364 $ (98,690,851)
 ProFund VP Telecommunications.................... $204,128,757 $(217,258,719)
 ProFund VP UltraMid-Cap.......................... $650,735,975 $(662,568,204)
 ProFund VP UltraNASDAQ-100....................... $429,936,535 $(411,323,687)
 ProFund VP UltraSmall-Cap........................ $219,984,509 $(248,861,950)
 ProFund VP Utilities............................. $361,796,103 $(295,141,539)
 ProFund VP Large-Cap Growth...................... $257,171,317 $(261,888,055)
 ProFund VP Large-Cap Value....................... $354,917,590 $(438,152,991)
 Rydex Nova Fund.................................. $     62,697 $  (2,345,844)
 Rydex OTC Fund................................... $     82,699 $  (7,667,966)
 Rydex Inverse S&P 500 Strategy Fund.............. $      8,797 $    (266,786)
 AIM V.I. Dynamics Fund........................... $ 32,038,187 $ (44,684,134)
 AIM V.I. Financial Services Fund................. $ 17,755,839 $ (41,380,332)
 AIM V.I. Global Health Care Fund................. $ 31,555,082 $ (53,507,509)
 AIM V.I. Technology Fund......................... $ 12,992,186 $ (28,117,900)
 Wells Fargo Advantage VT Asset Allocation Fund... $    584,548 $ (32,100,357)
 Wells Fargo Advantage VT Equity Income Fund...... $ 14,062,076 $ (25,309,191)
 Wells Fargo Advantage VT C&B Large Cap Value Fund $  1,074,162 $  (6,095,681)
 Wells Fargo Advantage VT Large Company Core Fund. $    104,436 $  (5,639,928)
 Wells Fargo Advantage VT International Core Fund. $    962,512 $  (1,251,388)

                                      A64

                                                        Purchases        Sales
                                                      -------------- -------------
Wells Fargo Advantage VT Large Company Growth Fund... $      765,469 $  (3,541,333)
Wells Fargo Advantage VT Money Market Fund........... $   13,294,639 $ (15,283,710)
Wells Fargo Advantage VT Small Cap Growth Fund....... $      298,057 $  (1,742,949)
Wells Fargo Advantage VT Total Return Bond Fund...... $      135,851 $  (4,154,915)
AST First Trust Balanced Target Portfolio............ $  765,027,675 $(135,481,346)
AST First Trust Capital Appreciation Target Portfolio $1,018,328,043 $(201,058,733)
AST Advanced Strategies Portfolio.................... $  739,847,565 $(135,600,642)
Columbia High Yield Fund VS.......................... $        5,197 $     (65,312)

Note 5: Related Party Transactions

        Prudential and its affiliates perform various services on behalf of the Series Funds in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.

        The Series Funds have management agreements with Prudential Investment LLC ("PI") and AST Investment Services, Inc, indirect, wholly-owned subsidiaries of Prudential (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisors' performance of such services. The Investment Managers entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of Prudential.

        The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of Prudential, which acts as the distributor of the Class I and Class II shares of the Series Fund.

        The Investment Managers have agreed to reimburse certain portfolios of the Series Funds the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeds various agreed upon percentages of the portfolio's average daily net assets.

Note 6: Financial Highlights

        Prudential Annuities Life Assurance Corporation sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by Prudential Annuities Life Assurance Corporation and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Prudential Annuities Life Assurance Corporation as contract owners may not have selected all available and applicable contract options.

                                  At year ended                                 For year ended
                  ---------------------------------------------  ---------------------------------------------
                     Units                               Net     Investment
                  Outstanding       Unit Value          Assets     Income    Expense Ratio**  Total Return***
                    (000s)      Lowest to Highest       (000s)     Ratio*   Lowest -- Highest Lowest to Highest
                  ----------- ----------------------  ---------- ---------- ----------------- ----------------
                                        AST AllianceBernstein Growth & Income Portfolio
                  -------------------------------------------------------------------------------------------
December 31, 2007   100,698   $11.85905 to  $37.71457 $1,903,009   0.89%      0.65 - 2.75%     2.22% to   4.44%
December 31, 2006   119,941   $11.60125 to  $36.38702 $2,257,991   1.04%      0.65 - 2.75%    14.05% to  16.51%
December 31, 2005   167,797   $11.74580 to  $28.96918 $2,733,461   1.08%      0.65 - 2.50%     2.16% to   4.09%
December 31, 2004   111,669   $11.49737 to  $27.83006 $2,126,109   0.70%      0.65 - 2.50%    10.29% to  14.97%
December 31, 2003    90,205   $12.70091 to  $25.23419 $1,806,873   1.11%      0.65 - 2.40%    29.25% to  31.57%

                                      A65

                                  At year ended                                  For year ended
                  ---------------------------------------------  -----------------------------------------------
                     Units                               Net     Investment
                  Outstanding       Unit Value          Assets     Income    Expense Ratio**   Total Return***
                    (000s)      Lowest to Highest       (000s)     Ratio*   Lowest -- Highest Lowest to Highest
                  ----------- ----------------------  ---------- ---------- ----------------- ------------------
                                          AST T. Rowe Price Large-Cap Growth Portfolio
                  ---------------------------------------------------------------------------------------------
December 31, 2007    33,936   $ 7.34782 to  $17.57996 $  412,631   0.13%      0.65 - 2.75%      5.24% to    7.53%
December 31, 2006    25,618   $ 6.94589 to  $16.34919 $  311,810   0.00%      0.65 - 2.75%      2.74% to    4.96%
December 31, 2005    18,694   $11.99910 to  $15.57709 $  248,066   0.00%      0.65 - 2.50%     13.52% to   15.67%
December 31, 2004    17,249   $10.56992 to  $13.46712 $  204,984   0.00%      0.65 - 2.50%      5.06% to    5.70%
December 31, 2003    19,858   $11.27094 to  $12.81863 $  230,630   0.00%      0.65 - 2.40%     22.90% to   20.74%

                                         AST American Century Income & Growth Portfolio
                  ---------------------------------------------------------------------------------------------
December 31, 2007    18,555   $10.31462 to  $18.20953 $  292,154   1.62%      0.65 - 2.75%     -2.87% to   -0.76%
December 31, 2006    23,133   $10.56467 to  $18.34880 $  372,464   1.81%      0.65 - 2.75%     13.65% to   16.10%
December 31, 2005    27,143   $11.95769 to  $15.80446 $  382,331   1.73%      0.65 - 2.50%      2.02% to    3.95%
December 31, 2004    32,369   $11.72086 to  $15.20389 $  444,889   0.92%      0.65 - 2.50%     11.85% to   17.21%
December 31, 2003    23,661   $12.42720 to  $13.59275 $  297,694   1.25%      0.65 - 2.40%     25.69% to   27.94%

                                       AST American Century Strategic Allocation Portfolio
                  ---------------------------------------------------------------------------------------------
December 31, 2007    12,599   $11.54620 to  $19.67187 $  191,018   1.80%      0.65 - 2.75%      5.91% to    8.21%
December 31, 2006    11,074   $11.04670 to  $18.17968 $  168,793   2.06%      0.65 - 2.50%      6.93% to    8.96%
December 31, 2005    13,907   $11.19489 to  $16.68539 $  199,852   1.70%      0.65 - 2.50%      2.00% to    3.93%
December 31, 2004    15,965   $10.97516 to  $16.05433 $  226,427   1.41%      0.65 - 2.50%      8.28% to    9.75%
December 31, 2003    16,878   $11.55842 to  $14.82731 $  226,926   2.10%      0.65 - 2.40%     16.02% to   18.10%

                                                   AST Money Market Portfolio
                  ---------------------------------------------------------------------------------------------
December 31, 2007   161,788   $10.11124 to  $15.28249 $1,920,245   4.78%      0.65 - 2.75%      2.00% to    4.22%
December 31, 2006   137,602   $ 9.87678 to  $14.66380 $1,602,715   4.50%      0.65 - 2.75%      1.71% to    3.90%
December 31, 2005   139,358   $ 9.80561 to  $14.11325 $1,610,700   2.68%      0.65 - 2.50%      0.18% to    2.07%
December 31, 2004   113,670   $ 9.78845 to  $13.82701 $1,340,662   0.85%      0.65 - 2.50%      0.18% to   -2.12%
December 31, 2003   142,666   $ 9.80452 to  $13.80160 $1,735,627   0.64%      0.65 - 2.40%     -0.03% to   -1.79%

                                               AST Cohen & Steers Realty Portfolio
                  ---------------------------------------------------------------------------------------------
December 31, 2007    10,855   $12.32711 to  $26.66162 $  249,538   2.87%      0.65 - 2.75%    -22.15% to  -20.46%
December 31, 2006    18,292   $15.83481 to  $33.72469 $  533,825   1.34%      0.65 - 2.75%     32.99% to   35.85%
December 31, 2005    18,374   $15.75675 to  $23.64628 $  399,859   1.49%      0.65 - 2.50%     11.96% to   14.08%
December 31, 2004    21,624   $14.07377 to  $20.72860 $  417,810   2.35%      0.65 - 2.50%     37.05% to   40.74%
December 31, 2003    19,867   $13.84411 to  $15.12485 $  284,339   3.24%      0.65 - 2.40%     34.14% to   36.54%

                                                 AST UBS Dynamic Alpha Portfolio
                  ---------------------------------------------------------------------------------------------
December 31, 2007    28,098   $10.31616 to  $22.85438 $  391,124   1.11%      0.65 - 2.90%     -1.03% to    1.28%
December 31, 2006     9,287   $10.35382 to  $22.56635 $  180,123   2.76%      0.65 - 2.75%      8.09% to   10.42%
December 31, 2005    10,921   $11.70740 to  $20.43690 $  198,585   3.48%      0.65 - 2.50%      4.27% to    6.24%
December 31, 2004    12,928   $11.22783 to  $19.23581 $  227,847   1.17%      0.65 - 2.50%     10.37% to   12.28%
December 31, 2003    15,841   $11.58375 to  $17.42916 $  260,113   1.26%      0.65 - 2.40%     18.76% to   16.66%

                                               AST DeAm Large-Cap Value Portfolio
                  ---------------------------------------------------------------------------------------------
December 31, 2007    17,720   $12.36544 to  $19.23120 $  284,270   0.95%      0.65 - 2.75%     -1.62% to    0.52%
December 31, 2006    20,638   $12.56881 to  $19.18071 $  326,334   0.87%      0.65 - 2.75%     18.39% to   20.94%
December 31, 2005    12,952   $12.46025 to  $ 13.0630 $  168,747   0.89%      0.65 - 2.50%      6.60% to    8.62%
December 31, 2004    11,312   $11.47150 to  $12.25374 $  135,506   0.73%      0.65 - 2.50%     17.40% to   22.54%
December 31, 2003     7,016   $ 9.77171 to  $12.32055 $   70,285   0.70%      0.65 - 2.40%     25.77% to   23.56%

                                         AST Neuberger Berman Small-Cap Growth Portfolio
                  ---------------------------------------------------------------------------------------------
December 31, 2007    15,777   $ 8.48266 to  $19.27534 $  197,277   0.00%      0.65 - 2.75%     15.43% to   17.94%
December 31, 2006    19,451   $ 7.31073 to  $16.38481 $  205,153   0.00%      0.65 - 2.75%      4.80% to    7.06%
December 31, 2005    25,315   $10.04561 to  $10.79424 $  249,998   0.00%      0.65 - 2.50%     -2.14% to   -0.29%
December 31, 2004    33,206   $10.07492 to  $11.03040 $  329,275   0.00%      0.65 - 2.50%      8.72% to   10.30%
December 31, 2003    43,078   $ 9.26658 to  $13.98439 $  390,757   0.00%      0.65 - 2.40%     46.62% to   44.04%

                                               AST DeAm Small-Cap Value Portfolio
                  ---------------------------------------------------------------------------------------------
December 31, 2007     5,256   $ 9.25847 to  $16.86885 $   71,380   0.76%      0.65 - 2.75%    -20.04% to  -18.30%
December 31, 2006     6,906   $11.57921 to  $20.70077 $  115,527   0.27%      0.65 - 2.75%     16.66% to   19.17%
December 31, 2005     7,609   $12.54150 to  $13.41301 $  107,012   0.14%      0.65 - 2.50%     -1.33% to    0.53%
December 31, 2004     7,655   $12.71086 to  $13.34194 $  106,466   0.17%      0.65 - 2.50%     21.32% to   27.11%
December 31, 2003     4,136   $10.99748 to  $14.10712 $   46,727   0.06%      0.65 - 2.40%     42.52% to   40.02%

                                      A66

                                  At year ended                                 For year ended
                  ---------------------------------------------  ---------------------------------------------
                     Units                               Net     Investment
                  Outstanding       Unit Value          Assets     Income    Expense Ratio**  Total Return***
                    (000s)      Lowest to Highest       (000s)     Ratio*   Lowest -- Highest Lowest to Highest
                  ----------- ----------------------  ---------- ---------- ----------------- ----------------
                                                   AST High Yield Portfolio
                  -------------------------------------------------------------------------------------------
December 31, 2007   24,064    $10.44649 to  $19.68057 $  380,467   8.75%      0.65 - 2.75%    -0.35% to   1.81%
December 31, 2006   33,761    $10.48319 to  $19.33036 $  532,516   9.16%      0.65 - 2.75%     7.33% to   9.64%
December 31, 2005   39,067    $11.08735 to  $17.63140 $  576,165   7.99%      0.65 - 2.50%    -1.40% to   0.47%
December 31, 2004   53,427    $11.24489 to  $17.54975 $  798,600   7.93%      0.65 - 2.50%    10.36% to  12.45%
December 31, 2003   61,278    $12.17247 to  $15.90287 $  860,658   6.36%      0.65 - 2.40%    20.80% to  18.67%

                                           AST Federated Aggressive Growth Portfolio
                  -------------------------------------------------------------------------------------------
December 31, 2007   25,503    $12.44805 to  $27.04882 $  462,627   0.00%      0.65 - 2.75%     8.14% to  10.49%
December 31, 2006   29,587    $11.45211 to  $24.54379 $  485,583   0.00%      0.65 - 2.75%     9.81% to  12.18%
December 31, 2005   36,136    $11.28778 to  $13.48578 $  531,526   0.00%      0.65 - 2.50%     6.71% to   8.73%
December 31, 2004   24,666    $10.38145 to  $12.64000 $  346,354   0.00%      0.65 - 2.50%    22.26% to  26.40%
December 31, 2003   17,697    $ 8.49102 to  $16.30280 $  186,698   0.00%      0.65 - 2.40%    68.39% to  65.43%

                                                  AST Mid-Cap Value Portfolio
                  -------------------------------------------------------------------------------------------
December 31, 2007    7,637    $11.38711 to  $18.63248 $  111,950   0.29%      0.65 - 2.75%    -0.09% to   2.08%
December 31, 2006   10,060    $12.82794 to  $18.29892 $  143,922   0.54%      0.65 - 2.50%    11.40% to  13.50%
December 31, 2005   12,416    $12.44692 to  $12.49605 $  156,575   0.42%      0.65 - 2.50%     2.80% to   4.74%
December 31, 2004   15,879    $11.92999 to  $12.10784 $  191,481   0.27%      0.65 - 2.50%    14.57% to  21.08%
December 31, 2003   17,029    $10.41282 to  $13.30741 $  178,004   0.68%      0.65 - 2.40%    34.97% to  32.60%

                                                 AST Small-Cap Value Portfolio
                  -------------------------------------------------------------------------------------------
December 31, 2007   42,347    $11.30363 to  $24.31821 $  775,321   0.88%      0.65 - 2.75%    -8.22% to  -6.22%
December 31, 2006   47,594    $12.31589 to  $25.93237 $  956,554   0.45%      0.65 - 2.75%    16.75% to  19.27%
December 31, 2005   60,672    $12.59028 to  $21.74339 $1,038,873   0.08%      0.65 - 2.50%     3.99% to   5.95%
December 31, 2004   53,139    $12.10770 to  $20.52193 $  909,575   0.01%      0.65 - 2.50%    15.68% to  21.08%
December 31, 2003   49,565    $13.35296 to  $17.74013 $  763,348   0.18%      0.65 - 2.40%    32.53% to  34.90%

                                        AST Goldman Sachs Concentrated Growth Portfolio
                  -------------------------------------------------------------------------------------------
December 31, 2007   23,248    $ 5.39999 to  $30.06012 $  558,900   0.00%      0.65 - 2.50%    11.13% to  13.25%
December 31, 2006   27,074    $ 4.84678 to  $26.74648 $  618,327   0.00%      0.65 - 2.50%     7.25% to   9.28%
December 31, 2005   33,371    $10.62353 to  $23.28207 $  728,589   0.54%      0.65 - 2.50%     0.75% to   2.65%
December 31, 2004   42,899    $10.54471 to  $22.68033 $  941,719   0.00%      0.65 - 2.50%     3.02% to   5.45%
December 31, 2003   49,868    $11.55992 to  $22.01610 $1,118,525   0.34%      0.65 - 2.40%    24.43% to  22.24%

                                          AST Goldman Sachs Mid-Cap Growth Portfolio
                  -------------------------------------------------------------------------------------------
December 31, 2007   31,878    $ 5.26189 to  $19.22684 $  307,677   0.00%      0.65 - 2.75%    16.05% to  18.57%
December 31, 2006   38,464    $ 4.47207 to  $16.25689 $  307,253   0.00%      0.65 - 2.75%     3.36% to   5.59%
December 31, 2005   52,068    $ 4.45507 to  $12.16699 $  388,958   0.00%      0.65 - 2.50%     2.15% to   4.08%
December 31, 2004   38,744    $ 4.28036 to  $11.91091 $  273,819   0.00%      0.65 - 2.50%    15.60% to  19.11%
December 31, 2003   30,465    $ 3.70271 to  $12.67532 $  158,036   0.00%      0.65 - 2.40%    30.74% to  28.44%

                                          AST Goldman Sachs Small-Cap Value Portfolio
                  -------------------------------------------------------------------------------------------
December 31, 2007    6,019    $11.00312 to  $27.31110 $  144,929   0.57%      0.65 - 2.75%    -7.75% to  -5.74%
December 31, 2006    8,373    $11.92689 to  $28.97468 $  216,393   0.35%      0.65 - 2.75%    14.02% to  16.48%
December 31, 2005   11,096    $16.69493 to  $24.87582 $  248,951   0.34%      0.65 - 2.40%     2.47% to   4.30%
December 31, 2004   14,436    $19.57911 to  $23.85041 $  314,031   0.22%      0.65 - 2.25%    19.39% to  17.47%
December 31, 2003   18,000    $16.66798 to  $19.97660 $  334,076   0.81%      0.65 - 2.25%    40.17% to  37.91%

                                                 AST Large-Cap Value Portfolio
                  -------------------------------------------------------------------------------------------
December 31, 2007   33,134    $11.17043 to  $27.94403 $  581,479   1.08%      0.65 - 2.75%    -5.67% to  -3.62%
December 31, 2006   34,654    $11.78079 to  $28.99375 $  695,105   0.81%      0.65 - 2.75%    15.21% to  17.69%
December 31, 2005   34,769    $12.19413 to  $24.63567 $  659,997   0.88%      0.65 - 2.50%     3.80% to   5.77%
December 31, 2004   31,863    $11.74725 to  $23.29235 $  621,342   1.54%      0.65 - 2.50%    14.70% to  17.47%
December 31, 2003   34,632    $11.58059 to  $20.30746 $  624,660   2.46%      0.65 - 2.40%    19.16% to  17.06%

                                           AST Lord Abbett Bond-Debenture Portfolio
                  -------------------------------------------------------------------------------------------
December 31, 2007   35,946    $10.85945 to  $15.05922 $  494,617   5.68%      0.65 - 2.75%     3.16% to   5.39%
December 31, 2006   44,058    $10.52727 to  $14.28842 $  582,676   5.00%      0.65 - 2.75%     6.79% to   9.09%
December 31, 2005   54,113    $10.73312 to  $13.09818 $  662,777   3.54%      0.65 - 2.50%    -1.36% to   0.51%
December 31, 2004   34,381    $10.88128 to  $13.03231 $  430,122   3.22%      0.65 - 2.50%     6.72% to   8.81%
December 31, 2003   29,164    $11.85070 to  $12.21222 $  345,377   3.32%      0.65 - 2.40%    17.97% to  15.90%

                                      A67

                                  At year ended                                 For year ended
                  ---------------------------------------------  ---------------------------------------------
                     Units                               Net     Investment
                  Outstanding       Unit Value          Assets     Income    Expense Ratio**  Total Return***
                    (000s)      Lowest to Highest       (000s)     Ratio*   Lowest -- Highest Lowest to Highest
                  ----------- ----------------------  ---------- ---------- ----------------- ----------------
                                             AST Marsico Capital Growth Portfolio
                  -------------------------------------------------------------------------------------------
December 31, 2007   143,872   $11.34517 to  $23.09247 $2,388,547   0.17%      0.65 - 2.75%    11.79% to  14.21%
December 31, 2006   166,628   $10.09670 to  $20.21861 $2,486,479   0.06%      0.65 - 2.75%     4.30% to   6.54%
December 31, 2005   206,076   $12.09065 to  $18.97741 $2,944,324   0.00%      0.65 - 2.50%     4.17% to   6.14%
December 31, 2004   153,174   $11.60677 to  $17.87989 $2,275,906   0.00%      0.65 - 2.50%    14.92% to  16.07%
December 31, 2003   124,378   $12.22664 to  $15.55853 $1,688,228   0.00%      0.65 - 2.40%    30.88% to  28.58%

                                                   AST MFS Growth Portfolio
                  -------------------------------------------------------------------------------------------
December 31, 2007    36,836   $ 8.42015 to  $16.54009 $  394,445   0.03%      0.65 - 2.75%    11.93% to  14.36%
December 31, 2006    47,011   $ 7.48410 to  $14.50009 $  440,821   0.00%      0.65 - 2.75%     6.66% to   8.95%
December 31, 2005    63,684   $ 8.25189 to  $11.40772 $  549,513   0.01%      0.65 - 2.50%     3.67% to   5.63%
December 31, 2004    66,404   $ 7.81177 to  $11.00344 $  529,399   0.00%      0.65 - 2.50%     9.96% to  10.03%
December 31, 2003    82,051   $ 7.10395 to  $11.34898 $  587,305   0.00%      0.65 - 2.40%    22.10% to  19.95%

                                         AST Neuberger Berman Mid-Cap Growth Portfolio
                  -------------------------------------------------------------------------------------------
December 31, 2007    29,931   $10.06697 to  $31.52655 $  696,088   0.00%      0.65 - 2.75%    18.83% to  21.41%
December 31, 2006    31,116   $ 8.42839 to  $25.96795 $  632,362   0.00%      0.65 - 2.75%    10.93% to  13.32%
December 31, 2005    37,762   $12.95087 to  $22.91637 $  697,198   0.00%      0.65 - 2.50%    10.66% to  12.76%
December 31, 2004    24,055   $11.70285 to  $20.32356 $  391,202   0.00%      0.65 - 2.50%    15.31% to  17.03%
December 31, 2003    23,387   $12.11333 to  $17.62481 $  350,660   0.00%      0.65 - 2.40%    29.72% to  27.43%

                                         AST Neuberger Berman Mid-Cap Value Portfolio
                  -------------------------------------------------------------------------------------------
December 31, 2007    39,786   $11.65359 to  $36.83127 $  967,176   0.68%      0.65 - 2.75%     0.32% to   2.50%
December 31, 2006    48,463   $11.61672 to  $35.93418 $1,194,348   0.51%      0.65 - 2.75%     7.71% to  10.03%
December 31, 2005    63,124   $14.17677 to  $32.65772 $1,446,831   0.14%      0.65 - 2.50%     9.26% to  11.33%
December 31, 2004    57,066   $12.97478 to  $29.33422 $1,293,638   0.10%      0.65 - 2.50%    22.04% to  29.75%
December 31, 2003    49,660   $13.26742 to  $24.03736 $1,011,755   0.21%      0.65 - 2.40%    35.44% to  33.05%

                                                AST Small-Cap Growth Portfolio
                  -------------------------------------------------------------------------------------------
December 31, 2007     9,716   $10.54500 to  $21.70159 $  157,938   0.00%      0.65 - 2.75%     4.19% to   6.45%
December 31, 2006    10,695   $10.00731 to  $20.38629 $  169,871   0.00%      0.65 - 2.75%     9.52% to  11.88%
December 31, 2005    12,337   $ 9.22813 to  $18.22237 $  182,203   0.00%      0.65 - 2.50%    -1.04% to   0.83%
December 31, 2004    14,656   $ 9.32482 to  $18.07152 $  221,444   0.00%      0.65 - 2.50%    -7.55% to   6.75%
December 31, 2003    19,782   $13.42627 to  $19.54762 $  328,021   0.00%      0.65 - 2.40%    41.76% to  44.30%

                                           AST PIMCO Limited Maturity Bond Portfolio
                  -------------------------------------------------------------------------------------------
December 31, 2007    98,431   $10.40058 to  $17.27843 $1,209,317   4.60%      0.65 - 2.75%     3.85% to   6.10%
December 31, 2006   113,953   $ 9.98960 to  $16.28462 $1,352,973   3.08%      0.65 - 2.75%     0.98% to   3.15%
December 31, 2005   142,948   $ 9.86775 to  $15.78739 $1,673,435   1.15%      0.65 - 2.50%    -0.90% to   0.97%
December 31, 2004    98,739   $ 9.95764 to  $15.63518 $1,227,262   3.16%      0.65 - 2.50%     1.40% to  -0.42%
December 31, 2003    74,966   $10.15911 to  $15.41935 $  998,795   2.15%      0.65 - 2.40%     2.61% to   0.81%

                                             AST PIMCO Total Return Bond Portfolio
                  -------------------------------------------------------------------------------------------
December 31, 2007   105,808   $10.68542 to  $21.66391 $1,562,280   2.28%      0.65 - 2.75%     5.32% to   7.60%
December 31, 2006   106,511   $10.14614 to  $20.13354 $1,532,655   3.72%      0.65 - 2.75%     0.89% to   3.07%
December 31, 2005   109,303   $10.30972 to  $19.53471 $1,607,279   3.73%      0.65 - 2.50%    -0.05% to   1.84%
December 31, 2004   153,053   $10.31507 to  $19.18174 $2,195,640   3.96%      0.65 - 2.50%     4.28% to   3.15%
December 31, 2003   138,373   $10.44618 to  $18.39444 $2,076,469   3.64%      0.65 - 2.40%     4.64% to   2.79%

                                          AST AllianceBernstein Core Value Portfolio
                  -------------------------------------------------------------------------------------------
December 31, 2007    25,319   $11.30608 to  $17.40971 $  372,910   1.38%      0.65 - 2.75%    -6.23% to  -4.20%
December 31, 2006    28,556   $12.05765 to  $18.21836 $  450,429   1.21%      0.65 - 2.75%    18.02% to  20.56%
December 31, 2005    21,260   $12.20566 to  $13.16051 $  280,083   1.21%      0.65 - 2.50%     2.88% to   4.83%
December 31, 2004    22,498   $12.55472 to  $11.86399 $  285,690   1.31%      0.65 - 2.50%    13.18% to  18.64%
December 31, 2003    17,015   $11.09275 to  $12.61690 $  190,736   0.72%      0.65 - 2.40%    27.48% to  25.23%

                                       AST AllianceBernstein Managed Index 500 Portfolio
                  -------------------------------------------------------------------------------------------
December 31, 2007    24,740   $ 9.53992 to  $15.76502 $  345,824   1.33%      0.65 - 2.75%    -0.74% to   1.42%
December 31, 2006    31,311   $ 9.56159 to  $15.54492 $  438,379   1.10%      0.65 - 2.75%     9.51% to  11.87%
December 31, 2005    38,738   $11.42202 to  $13.89566 $  491,179   1.37%      0.65 - 2.50%     0.96% to   2.87%
December 31, 2004    43,544   $13.50788 to  $11.31331 $  544,672   0.84%      0.65 - 2.50%     9.27% to  13.13%
December 31, 2003    44,902   $12.36228 to  $12.18203 $  520,582   1.20%      0.65 - 2.40%    26.49% to  24.26%

                                      A68

                                  At year ended                                 For year ended
                  ---------------------------------------------  ---------------------------------------------
                     Units                               Net     Investment
                  Outstanding       Unit Value          Assets     Income    Expense Ratio**  Total Return***
                    (000s)      Lowest to Highest       (000s)     Ratio*   Lowest -- Highest Lowest to Highest
                  ----------- ----------------------  ---------- ---------- ----------------- ----------------
                                         AST T. Rowe Price Natural Resources Portfolio
                  -------------------------------------------------------------------------------------------
December 31, 2007    13,323   $17.90678 to  $70.20328 $  567,927   0.58%      0.65 - 2.75%    36.63% to  39.59%
December 31, 2006    11,347   $13.10637 to  $50.29168 $  377,853   0.33%      0.65 - 2.75%    12.69% to  15.11%
December 31, 2005    12,696   $18.39757 to  $43.68918 $  380,931   0.23%      0.65 - 2.50%    28.13% to  30.55%
December 31, 2004     9,328   $14.35838 to  $33.46498 $  235,650   0.98%      0.65 - 2.50%    30.34% to  43.58%
December 31, 2003     8,215   $13.59594 to  $25.67566 $  168,885   1.40%      0.65 - 2.40%    32.65% to  30.32%

                                         AST T. Rowe Price Asset Allocation Portfolio
                  -------------------------------------------------------------------------------------------
December 31, 2007    52,178   $11.60522 to  $28.45091 $  838,230   1.21%      0.65 - 2.75%     3.38% to   5.63%
December 31, 2006    23,736   $11.22531 to  $26.93478 $  453,918   1.80%      0.65 - 2.75%     9.41% to  11.76%
December 31, 2005    22,882   $11.58355 to  $24.09982 $  421,752   1.86%      0.65 - 2.50%     2.07% to   4.00%
December 31, 2004    22,590   $11.34848 to  $23.17239 $  422,821   1.49%      0.65 - 2.50%    10.45% to  13.48%
December 31, 2003    19,493   $12.05097 to  $20.98013 $  353,143   2.41%      0.65 - 2.40%    23.21% to  21.04%

                                               AST International Value Portfolio
                  -------------------------------------------------------------------------------------------
December 31, 2007    20,459   $10.66136 to  $25.92537 $  418,511   0.98%      0.65 - 2.75%    14.55% to  17.04%
December 31, 2006    16,918   $ 9.25940 to  $22.20794 $  307,009   0.82%      0.65 - 2.75%    23.96% to  26.63%
December 31, 2005    12,495   $14.08614 to  $16.78896 $  187,615   1.51%      0.65 - 2.50%    10.87% to  12.97%
December 31, 2004    12,660   $12.70454 to  $14.86117 $  173,233   1.33%      0.65 - 2.50%    20.25% to  27.05%
December 31, 2003    12,065   $12.35885 to  $12.78833 $  139,255   0.55%      0.65 - 2.40%    30.70% to  33.04%

                                                AST MFS Global Equity Portfolio
                  -------------------------------------------------------------------------------------------
December 31, 2007    10,147   $13.35080 to  $20.79180 $  175,144   1.95%      0.65 - 2.75%     6.38% to   8.69%
December 31, 2006    14,954   $12.55031 to  $19.17844 $  240,811   0.50%      0.65 - 2.75%    20.89% to  23.49%
December 31, 2005    11,543   $12.58753 to  $13.00551 $  148,907   0.28%      0.65 - 2.50%     4.89% to   6.87%
December 31, 2004    13,548   $11.77784 to  $12.39912 $  164,748   0.18%      0.65 - 2.50%    17.62% to  23.99%
December 31, 2003    10,003   $10.01332 to  $12.23714 $  101,775   0.16%      0.65 - 2.40%    26.31% to  24.09%

                                          AST JPMorgan International Equity Portfolio
                  -------------------------------------------------------------------------------------------
December 31, 2007    18,705   $10.95909 to  $41.53619 $  466,812   1.42%      0.65 - 2.75%     6.42% to   8.73%
December 31, 2006    20,776   $10.24548 to  $38.49496 $  502,228   1.24%      0.65 - 2.75%    19.43% to  22.00%
December 31, 2005    22,661   $13.33803 to  $21.16585 $  460,659   1.07%      0.65 - 2.50%     8.25% to  10.29%
December 31, 2004    17,054   $12.32188 to  $19.19038 $  373,796   1.11%      0.65 - 2.50%    16.35% to  23.22%
December 31, 2003    15,962   $12.67966 to  $16.49397 $  332,696   0.78%      0.65 - 2.40%    29.75% to  27.47%

                                            AST T. Rowe Price Global Bond Portfolio
                  -------------------------------------------------------------------------------------------
December 31, 2007    33,381   $10.31681 to  $16.82426 $  461,638   2.66%      0.65 - 2.75%     6.62% to   8.93%
December 31, 2006    35,161   $ 9.67663 to  $15.44498 $  452,330   1.66%      0.65 - 2.75%     3.36% to   5.58%
December 31, 2005    41,856   $10.18964 to  $14.62839 $  514,830   3.18%      0.65 - 2.50%    -6.87% to  -5.10%
December 31, 2004    26,802   $10.94108 to  $15.41527 $  360,549   5.66%      0.65 - 2.50%     7.93% to   9.41%
December 31, 2003    17,475   $11.35220 to  $14.28210 $  227,917   3.34%      0.65 - 2.40%    12.13% to  10.15%

                                              AST International Growth Portfolio
                  -------------------------------------------------------------------------------------------
December 31, 2007    59,911   $15.23165 to  $27.41378 $1,450,281   0.41%      0.65 - 2.75%    15.76% to  18.28%
December 31, 2006    74,076   $13.15766 to  $23.17793 $1,536,181   1.32%      0.65 - 2.75%    17.66% to  20.19%
December 31, 2005    98,133   $13.56645 to  $19.28436 $1,709,821   0.96%      0.65 - 2.50%    13.66% to  15.80%
December 31, 2004    85,371   $11.93649 to  $16.65262 $1,326,329   0.73%      0.65 - 2.50%    15.40% to  19.36%
December 31, 2003    46,082   $13.27734 to  $14.43084 $  628,233   0.00%      0.65 - 2.40%    39.17% to  36.72%

                            AST Aggressive Asset Allocation Portfolio (available December 5, 2005)
                  -------------------------------------------------------------------------------------------
December 31, 2007    41,420   $11.97230 to  $12.51606 $  506,044   0.15%      0.65 - 2.75%     6.53% to   8.84%
December 31, 2006    29,759   $11.26947 to  $11.49911 $  338,015   0.00%      0.65 - 2.50%    12.80% to  14.93%
December 31, 2005     3,409   $ 9.99132 to  $10.00500 $   34,084   0.00%      0.65 - 2.40%    -0.07% to   0.06%

                          AST Capital Growth Asset Allocation Portfolio (available December 5, 2005)
                  -------------------------------------------------------------------------------------------
December 31, 2007   437,914   $11.73121 to  $12.33007 $5,234,701   0.22%      0.65 - 3.00%     6.42% to   9.01%
December 31, 2006   274,471   $11.02337 to  $11.31058 $3,056,729   0.00%      0.65 - 3.00%    10.27% to  12.94%
December 31, 2005    21,855   $10.00055 to  $10.01499 $  218,657   0.00%      0.65 - 2.50%     0.05% to   0.16%

                             AST Balanced Asset Allocation Portfolio (available December 5, 2005)
                  -------------------------------------------------------------------------------------------
December 31, 2007   324,959   $11.49114 to  $12.07747 $3,809,076   0.36%      0.65 - 3.00%     5.92% to   8.50%
December 31, 2006   209,952   $10.84925 to  $11.13179 $2,302,446   0.00%      0.65 - 3.00%     8.42% to  11.04%
December 31, 2005    19,037   $10.01052 to  $10.02498 $  190,659   0.00%      0.65 - 2.50%     0.13% to   0.26%

                                      A69

                                  At year ended                                 For year ended
                  ---------------------------------------------  ---------------------------------------------
                     Units                               Net     Investment
                  Outstanding       Unit Value          Assets     Income    Expense Ratio**  Total Return***
                    (000s)      Lowest to Highest       (000s)     Ratio*   Lowest -- Highest Lowest to Highest
                  ----------- ----------------------  ---------- ---------- ----------------- ----------------
                           AST Conservative Asset Allocation Portfolio (available December 5, 2005)
                  -------------------------------------------------------------------------------------------
December 31, 2007   98,554    $11.36451 to  $11.94439 $1,143,188   0.33%      0.65 - 3.00%     5.79% to   8.36%
December 31, 2006   51,725    $10.77257 to  $11.02254 $  561,804   0.00%      0.65 - 2.75%     7.53% to   9.84%
December 31, 2005    4,156    $10.02051 to  $10.03225 $   41,665   0.00%      1.00 - 2.50%     0.23% to   0.33%

                           AST Preservation Asset Allocation Portfolio (available December 5, 2005)
                  -------------------------------------------------------------------------------------------
December 31, 2007   50,338    $11.13156 to  $11.63721 $  568,796   0.29%      0.65 - 2.75%     5.71% to   8.01%
December 31, 2006   23,554    $10.52984 to  $10.77434 $  250,007   0.00%      0.65 - 2.75%     5.00% to   7.26%
December 31, 2005    1,112    $10.03049 to  $10.04496 $   11,156   0.00%      0.65 - 2.50%     0.33% to   0.46%

                                                     Davis Value Portfolio
                  -------------------------------------------------------------------------------------------
December 31, 2007      968    $12.91696 to  $17.70411 $   12,664   1.06%      1.40 - 1.65%     2.90% to   3.16%
December 31, 2006    1,082    $12.52070 to  $17.20481 $   13,706   0.82%      1.40 - 2.15%    12.54% to  13.40%
December 31, 2005      912    $11.04159 to  $15.21083 $   10,162   1.09%      1.40 - 1.65%     7.64% to   7.92%
December 31, 2004      773    $10.23170 to  $14.13079 $    7,961   0.87%      1.40 - 1.65%    10.47% to  10.75%
December 31, 2003      737    $ 9.23818 to  $12.79116 $    6,827   0.86%      1.40 - 1.65%    27.62% to  27.94%

                                                  Evergreen VA Balanced Fund
                  -------------------------------------------------------------------------------------------
December 31, 2007      505    $10.96366 to  $12.76662 $    5,550   4.04%      1.40 - 1.65%     4.91% to   5.18%
December 31, 2006      591    $10.42346 to  $12.16865 $    6,174   2.45%      1.40 - 1.65%     8.04% to   8.31%
December 31, 2005      704    $ 9.62335 to  $11.26309 $    6,791   2.34%      1.40 - 1.65%     3.56% to   3.82%
December 31, 2004      809    $ 9.26928 to  $10.87628 $    7,495   0.88%      1.40 - 1.65%     4.55% to   4.82%
December 31, 2003      887    $ 8.84327 to  $10.40282 $    7,842   2.25%      1.40 - 1.65%    13.86% to  14.15%

                                      Evergreen VA Growth Fund (available April 15, 2005)
                  -------------------------------------------------------------------------------------------
December 31, 2007    3,052    $13.32397 to  $14.02140 $   41,697   0.00%      0.65 - 2.50%     8.25% to  10.32%
December 31, 2006    3,504    $12.25417 to  $12.70979 $   43,826   0.00%      0.65 - 2.75%     7.99% to  10.32%
December 31, 2005    4,019    $11.36821 to  $11.52122 $   46,002   0.00%      0.65 - 2.50%    15.79% to  17.34%

                                            Evergreen VA International Equity Fund
                  -------------------------------------------------------------------------------------------
December 31, 2007    5,409    $14.60200 to  $23.17876 $  112,461   2.56%      0.65 - 2.75%    11.82% to  14.25%
December 31, 2006    5,001    $13.05828 to  $20.54770 $   91,052   4.02%      0.65 - 2.75%    19.78% to  22.36%
December 31, 2005    4,304    $13.97774 to  $14.27529 $   64,078   3.12%      0.65 - 2.50%    13.11% to  15.24%
December 31, 2004    2,417    $12.38709 to  $12.35815 $   31,264   1.57%      0.65 - 2.50%    18.43% to  23.58%
December 31, 2003    1,730    $10.45925 to  $12.70623 $   18,721   8.52%      0.65 - 2.40%     0.34% to  28.03%

                                            Evergreen VA Fundamental Large Cap Fund
                  -------------------------------------------------------------------------------------------
December 31, 2007      592    $14.24555 to  $14.39332 $    8,514   1.03%      1.40 - 1.65%     6.49% to   6.77%
December 31, 2006      704    $13.37676 to  $13.48107 $    9,482   1.25%      1.40 - 1.65%    10.82% to  11.10%
December 31, 2005      765    $12.07080 to  $12.13421 $    9,286   1.02%      1.40 - 1.65%     7.22% to   7.49%
December 31, 2004      555    $11.25809 to  $11.28865 $    6,261   1.19%      1.40 - 1.65%     7.40% to   7.68%
December 31, 2003      575    $10.48384 to  $10.48210 $    6,027   0.03%      1.40 - 1.65%     0.36% to   0.36%

                                                    Evergreen VA Omega Fund
                  -------------------------------------------------------------------------------------------
December 31, 2007    2,126    $ 8.50981 to  $17.02269 $   21,935   0.53%      0.65 - 2.50%     9.15% to  11.23%
December 31, 2006    2,450    $ 7.70917 to  $15.34297 $   22,281   0.00%      0.65 - 2.50%     3.37% to   5.33%
December 31, 2005    3,270    $10.28912 to  $11.05312 $   28,491   0.22%      0.65 - 2.50%     1.26% to   3.17%
December 31, 2004    4,624    $ 9.97258 to  $10.91573 $   39,972   0.00%      0.65 - 2.50%     6.52% to   9.16%
December 31, 2003    3,868    $ 9.36260 to  $13.12988 $   28,768   0.00%      0.65 - 2.40%    36.68% to  39.13%

                                               Evergreen VA Special Values Fund
                  -------------------------------------------------------------------------------------------
December 31, 2007      316    $18.03551 to  $22.21472 $    6,903   1.32%      1.40 - 1.90%    -9.28% to  -8.82%
December 31, 2006      368    $19.88133 to  $24.36340 $    8,852   0.76%      1.40 - 1.90%    19.25% to  19.85%
December 31, 2005      393    $16.67261 to  $20.32795 $    7,894   1.09%      1.40 - 1.90%     8.66% to   9.22%
December 31, 2004      322    $15.42626 to  $18.61254 $    5,914   1.03%      1.40 - 1.65%    18.38% to  18.69%
December 31, 2003      312    $13.03070 to  $15.68227 $    4,887   0.12%      1.40 - 1.65%    27.38% to  27.70%

                                         Evergreen VA Diversified Income Builder Fund
                  -------------------------------------------------------------------------------------------
December 31, 2007      402    $13.02529 to  $15.03981 $    5,989   4.76%      1.40 - 1.65%     1.99% to   2.25%
December 31, 2006      468    $12.77150 to  $14.70915 $    6,869   3.50%      1.40 - 1.65%     4.20% to   4.46%
December 31, 2005      480    $12.16009 to  $14.08098 $    6,740   4.97%      1.40 - 1.90%    -2.57% to  -2.07%
December 31, 2004      476    $12.54808 to  $14.37891 $    6,826   4.60%      1.40 - 1.65%     6.62% to   6.89%
December 31, 2003      521    $11.76889 to  $13.45177 $    7,002   0.00%      1.40 - 1.65%    14.47% to  14.76%

                                      A70

                                 At year ended                                For year ended
                  -------------------------------------------  ---------------------------------------------
                     Units                              Net    Investment
                  Outstanding       Unit Value         Assets    Income    Expense Ratio**  Total Return***
                    (000s)      Lowest to Highest      (000s)    Ratio*   Lowest -- Highest Lowest to Highest
                  ----------- ----------------------  -------- ---------- ----------------- ----------------
                                               Columbia Money Market Fund, VS
                  -----------------------------------------------------------------------------------------
December 31, 2007      234    $10.95647 to  $10.95647 $  2,568   4.91%      1.00 - 1.00%     3.97% to   3.97%
December 31, 2006      246    $10.53788 to  $10.53788 $  2,597   4.61%      1.00 - 1.00%     3.69% to   3.69%
December 31, 2005      321    $10.16333 to  $10.16333 $  3,259   2.96%      1.00 - 1.00%     2.03% to   2.03%
December 31, 2004      400    $ 9.96100 to  $ 9.96100 $  3,988   0.83%      1.00 - 1.00%    -0.14% to  -0.14%
December 31, 2003      591    $ 9.97455 to  $ 9.97455 $  5,895   0.13%      1.00 - 1.00%    -0.19% to  -0.19%

                                           Columbia Small Company Growth Fund, VS
                  -----------------------------------------------------------------------------------------
December 31, 2007       51    $21.07999 to  $21.07999 $  1,069   0.00%      1.00 - 1.00%    12.32% to  12.32%
December 31, 2006       62    $18.76807 to  $18.76807 $  1,155   0.00%      1.00 - 1.00%    11.28% to  11.28%
December 31, 2005       82    $16.86565 to  $16.86565 $  1,386   0.01%      1.00 - 1.00%     1.69% to   1.69%
December 31, 2004      114    $16.58595 to  $16.58595 $  1,892   0.00%      1.00 - 1.00%    10.36% to  10.36%
December 31, 2003      152    $15.02855 to  $15.02855 $  2,278   0.00%      1.00 - 1.00%    36.51% to  36.51%

                              Columbia Large Cap Growth Stock, VS (available February 25, 2005)
                  -----------------------------------------------------------------------------------------
December 31, 2007      800    $13.00621 to  $13.10033 $ 10,478   0.37%      1.00 - 1.25%    14.32% to  14.61%
December 31, 2006    1,028    $11.37734 to  $11.43058 $ 11,755   0.36%      1.00 - 1.25%     8.86% to   9.13%
December 31, 2005    1,359    $10.45138 to  $10.47393 $ 14,238   0.68%      1.00 - 1.25%     3.81% to   4.04%

                                        Prudential SP International Growth Portfolio
                  -----------------------------------------------------------------------------------------
December 31, 2007    3,043    $15.32754 to  $17.39805 $ 51,415   0.73%      0.65 - 2.75%    16.24% to  18.76%
December 31, 2006    3,004    $13.18590 to  $14.64915 $ 43,166   1.77%      0.65 - 2.75%    17.73% to  20.26%
December 31, 2005    2,709    $11.94145 to  $12.18096 $ 32,672   0.56%      0.65 - 2.50%    13.49% to  15.63%
December 31, 2004    1,458    $10.52413 to  $10.53434 $ 15,350   0.00%      0.65 - 2.50%    33.82% to  39.61%
December 31, 2003    2,705    $ 7.53808 to  $ 7.87202 $ 23,292   0.00%      0.65 - 2.25%    36.02% to  38.24%

                                              Gartmore NVIT Developing Markets
                  -----------------------------------------------------------------------------------------
December 31, 2007   14,104    $21.82742 to  $46.18441 $478,758   0.45%      0.65 - 2.75%    39.55% to  42.57%
December 31, 2006   14,181    $15.64163 to  $32.47568 $323,571   0.56%      0.65 - 2.75%    30.88% to  33.70%
December 31, 2005   17,521    $14.97909 to  $16.29013 $293,345   0.53%      0.65 - 2.50%    28.24% to  30.66%
December 31, 2004   15,105    $11.46381 to  $12.70271 $185,833   0.55%      0.65 - 2.50%    19.00% to  27.03%
December 31, 2003   16,007    $ 9.63331 to  $15.47360 $157,916   0.08%      0.65 - 2.40%    55.87% to  58.66%

                                                First Trust The Dow Target 10
                  -----------------------------------------------------------------------------------------
December 31, 2007    1,361    $ 9.78319 to  $14.55047 $ 16,177   0.00%       0.65 -2.50%    -1.87% to   0.00%
December 31, 2006    2,311    $ 9.81749 to  $14.63859 $ 27,950   0.00%      0.65 - 2.50%    22.44% to  24.75%
December 31, 2005    1,226    $ 9.83399 to  $10.14565 $ 11,614   0.00%      0.65 - 2.50%    -5.63% to  -3.85%
December 31, 2004    1,295    $10.55000 to  $10.42110 $ 12,754   0.00%      0.65 - 2.50%     4.21% to  31.55%
December 31, 2003      527    $ 8.01942 to  $12.04852 $  4,270   0.00%      1.00 - 1.25%    18.42% to  18.72%

                                           First Trust Target Focus Four Portfolio
                  -----------------------------------------------------------------------------------------
December 31, 2007    1,492    $ 4.61460 to  $15.33676 $ 12,698   0.00%      0.65 - 1.90%     3.68% to   5.01%
December 31, 2006    1,129    $ 4.42816 to  $10.14977 $  5,732   0.00%      0.65 - 1.65%     2.30% to   3.34%
December 31, 2005    1,468    $ 4.50117 to  $14.19739 $  7,002   0.00%      0.65 - 1.90%    -1.33% to  -0.07%
December 31, 2004    2,085    $ 4.50450 to  $14.38846 $  9,808   0.00%      0.65 - 1.90%     9.23% to  10.62%
December 31, 2003    2,247    $ 4.07190 to  $13.17279 $  9,486   0.00%      0.65 - 1.90%    34.35% to  36.06%

                                     First Trust Energy Sector (expired March 16, 2007)
                  -----------------------------------------------------------------------------------------
December 31, 2007        0    $ 0.00000 to  $ 0.00000 $      0   0.00%      1.00 - 2.60%    -1.06% to  -1.00%
December 31, 2006      149    $29.15491 to  $29.28749 $  4,360   0.00%      1.00 - 1.25%    11.26% to  11.54%
December 31, 2005      178    $26.20508 to  $26.25795 $  4,661   0.00%      1.00 - 1.25%    47.27% to  47.64%
December 31, 2004      211    $17.78562 to  $17.79448 $  3,746   0.00%      1.00 - 1.25%    30.39% to  30.72%
December 31, 2003      209    $13.60587 to  $13.64716 $  2,839   0.00%      1.00 - 1.25%    30.08% to  30.41%

                                   First Trust Financal Services (expired March 16, 2007)
                  -----------------------------------------------------------------------------------------
December 31, 2007        0    $ 0.00000 to  $ 0.00000 $      0   0.00%      1.00 - 2.60%    -3.50% to  -3.45%
December 31, 2006      193    $17.95519 to  $18.03676 $  3,476   0.00%      1.00 - 1.25%    15.41% to  15.70%
December 31, 2005      231    $15.55762 to  $15.58893 $  3,599   0.00%      1.00 - 1.25%     6.80% to   7.07%
December 31, 2004      319    $14.56013 to  $14.56756 $  4,641   0.00%      1.00 - 1.25%    13.97% to  14.26%
December 31, 2003      374    $12.74336 to  $12.78215 $  4,761   0.00%      1.00 - 1.25%    31.34% to  31.67%

                                      A71

                                 At year ended                                 For year ended
                  -------------------------------------------  -----------------------------------------------
                     Units                              Net    Investment
                  Outstanding       Unit Value         Assets    Income    Expense Ratio**   Total Return***
                    (000s)      Lowest to Highest      (000s)    Ratio*   Lowest -- Highest Lowest to Highest
                  ----------- ----------------------  -------- ---------- ----------------- ------------------
                                    First Trust PharmHealth Sector (expired March 16, 2007)
                  -------------------------------------------------------------------------------------------
December 31, 2007        0    $ 0.00000 to  $ 0.00000 $      0   0.00%      1.00 - 2.60%      0.54% to    0.59%
December 31, 2006      245    $11.54688 to  $13.26605 $  2,868   0.00%      1.00 - 1.25%      7.21% to    7.48%
December 31, 2005      282    $10.74296 to  $12.37366 $  3,062   0.00%      1.00 - 1.25%      9.90% to   10.17%
December 31, 2004      359    $ 9.75000 to  $11.26000 $  3,536   0.00%      1.00 - 1.25%     -1.92% to   -1.71%
December 31, 2003      412    $ 9.91681 to  $11.47981 $  4,119   0.00%      1.00 - 1.25%     18.16% to   18.46%

                                        First Trust Technology (expired March 16, 2007)
                  -------------------------------------------------------------------------------------------
December 31, 2007        0    $ 0.00000 to  $ 0.00000 $      0   0.00%      1.00 - 2.60%     -1.68% to   -1.68%
December 31, 2006      255    $ 5.05730 to  $ 5.05730 $  1,288   0.00%      1.00 - 1.00%      1.81% to    1.81%
December 31, 2005      308    $ 4.96742 to  $ 4.96742 $  1,532   0.00%      1.00 - 1.00%      4.12% to    4.12%
December 31, 2004      355    $ 4.77077 to  $ 4.77077 $  1,694   0.00%      1.00 - 1.00%      0.19% to    0.19%
December 31, 2003      435    $ 4.76159 to  $ 4.76159 $  2,073   0.00%       1.00 -1.00%     45.14% to   45.14%

                                             First Trust Global Dividend Target 15
                  -------------------------------------------------------------------------------------------
December 31, 2007    8,705    $16.10195 to  $26.71430 $173,717   0.00%      0.65 - 2.75%     10.21% to   12.60%
December 31, 2006    7,225    $17.08339 to  $23.86991 $128,826   0.00%      0.65 - 2.50%     34.99% to   37.54%
December 31, 2005    2,795    $12.65511 to  $13.05592 $ 36,800   0.00%      0.65 - 2.50%      7.43% to    9.46%
December 31, 2004    1,858    $11.93000 to  $11.78007 $ 22,624   0.00%      0.65 - 2.50%     12.65% to   17.80%
December 31, 2003      286    $10.58760 to  $12.95598 $  3,049   0.00%      1.00 - 1.25%     32.43% to   32.76%

                                                 First Trust NASDAQ Target 15
                  -------------------------------------------------------------------------------------------
December 31, 2007      857    $11.39370 to  $16.53539 $ 11,317   0.00%      0.65 - 1.90%     19.41% to   20.94%
December 31, 2006      686    $ 9.45483 to  $13.75647 $  7,316   0.00%      0.65 - 1.65%      7.09% to    8.18%
December 31, 2005      673    $10.78336 to  $11.01244 $  6,552   0.00%      0.65 - 1.90%      1.36% to    2.65%
December 31, 2004      748    $10.63850 to  $10.72820 $  7,024   0.00%      0.65 - 1.90%     19.52% to   20.53%
December 31, 2003      570    $ 8.90087 to  $ 8.90087 $  5,070   0.00%      1.00 - 1.00%     34.66% to   34.66%

                                                   First Trust S&P Target 24
                  -------------------------------------------------------------------------------------------
December 31, 2007    1,425    $ 8.89991 to  $14.34653 $ 15,798   0.00%      0.65 - 2.50%      1.58% to    3.52%
December 31, 2006    1,497    $ 8.62770 to  $13.94316 $ 16,056   0.00%      0.65 - 2.50%      0.32% to    2.22%
December 31, 2005    1,716    $10.85174 to  $11.19548 $ 18,042   0.00%      0.65 - 2.50%      1.56% to    3.48%
December 31, 2004    1,433    $10.68490 to  $10.81888 $ 14,152   0.00%      0.65 - 2.50%      6.85% to   48.18%
December 31, 2003      757    $ 7.30103 to  $11.88873 $  5,553   0.00%      1.00 - 1.25%     22.55% to   22.86%

                                                    First Trust Managed VIP
                  -------------------------------------------------------------------------------------------
December 31, 2007   12,029    $11.80803 to  $18.45100 $174,193   0.00%      0.65 - 2.75%      6.44% to    8.76%
December 31, 2006   15,281    $10.89598 to  $17.06925 $203,898   0.00%      0.65 - 2.50%      8.73% to   10.79%
December 31, 2005   15,096    $11.77287 to  $12.14584 $182,873   0.00%      0.65 - 2.50%      4.57% to    6.55%
December 31, 2004    9,571    $11.25812 to  $11.39923 $108,508   0.00%      0.65 - 2.50%     12.58% to   36.28%
December 31, 2003    2,175    $ 8.36444 to  $13.20277 $ 20,497   0.00%      1.00 - 1.25%     33.25% to   33.58%

                                               First Trust Value Line Target 25
                  -------------------------------------------------------------------------------------------
December 31, 2007    3,219    $ 5.43929 to  $23.28349 $ 44,021   0.00%      0.65 - 1.90%     15.94% to   17.43%
December 31, 2006    3,691    $ 4.64840 to  $19.94915 $ 43,760   0.00%      0.65 - 2.75%      0.06% to    2.21%
December 31, 2005    4,713    $14.75809 to  $15.07130 $ 54,045   0.00%      0.65 - 1.90%     17.44% to   18.93%
December 31, 2004    2,730    $12.67240 to  $12.56662 $ 21,764   0.00%      0.65 - 1.90%    292.72% to  296.02%
December 31, 2003    1,541    $ 3.19993 to  $ 3.19993 $  4,932   0.00%      1.00 - 1.00%     39.52% to   39.52%

                                    First Trust Dow Target Dividend (available May 2, 2005)
                  -------------------------------------------------------------------------------------------
December 31, 2007    7,365    $10.94328 to  $11.58623 $ 82,923   0.00%      0.65 - 2.75%     -1.68% to    0.45%
December 31, 2006    8,909    $11.17799 to  $11.53380 $100,922   0.00%      0.65 - 2.50%     15.19% to   17.37%
December 31, 2005    5,988    $ 9.70374 to  $ 9.82689 $ 58,424   0.00%      0.65 - 2.50%     -2.94% to   -1.73%

                                                      ProFund VP Asia 30
                  -------------------------------------------------------------------------------------------
December 31, 2007    7,319    $21.64038 to  $38.08052 $229,468   0.07%      0.65 - 2.75%     43.66% to   46.78%
December 31, 2006    8,239    $15.06343 to  $26.01023 $172,274   0.41%      0.65 - 2.75%     35.47% to   38.39%
December 31, 2005    4,504    $11.77381 to  $14.99956 $ 68,490   0.30%      0.65 - 2.50%     16.53% to   18.73%
December 31, 2004    3,205    $12.63287 to  $10.10342 $ 40,955   0.29%      0.65 - 2.50%     -1.19% to    1.03%
December 31, 2003    3,845    $12.78466 to  $10.42506 $ 49,127   0.07%      0.65 - 2.25%      0.93% to   63.85%

                                      A72

                                 At year ended                                 For year ended
                  -------------------------------------------  -----------------------------------------------
                     Units                              Net    Investment
                  Outstanding       Unit Value         Assets    Income    Expense Ratio**   Total Return***
                    (000s)      Lowest to Highest      (000s)    Ratio*   Lowest -- Highest Lowest to Highest
                  ----------- ----------------------  -------- ---------- ----------------- ------------------
                                                       ProFund VP Banks
                  -------------------------------------------------------------------------------------------
December 31, 2007      978    $ 8.96638 to  $11.75272 $  9,868   3.33%      0.65 - 2.50%    -29.10% to  -27.75%
December 31, 2006      961    $12.64709 to  $16.30793 $ 13,291   0.82%      0.65 - 2.50%     12.53% to   14.66%
December 31, 2005      975    $11.23895 to  $12.20988 $ 11,872   2.58%      0.65 - 2.50%     -2.63% to   -0.79%
December 31, 2004    1,047    $11.54299 to  $12.30741 $ 13,102   0.45%      0.65 - 2.50%     11.04% to   15.43%
December 31, 2003      517    $11.08359 to  $12.78925 $  5,759   0.90%      0.65 - 2.40%     26.28% to   28.55%

                                                        ProFund VP Bear
                  -------------------------------------------------------------------------------------------
December 31, 2007    4,417    $ 5.56702 to  $ 8.38154 $ 29,521   4.17%      0.65 - 2.50%     -1.93% to   -0.06%
December 31, 2006    4,205    $ 5.67078 to  $ 8.38655 $ 28,388   1.80%      0.65 - 2.50%     -9.81% to   -8.10%
December 31, 2005    6,309    $ 7.81248 to  $ 9.12581 $ 48,454   0.00%      0.65 - 2.50%     -3.82% to   -2.00%
December 31, 2004    3,448    $ 8.12302 to  $ 9.31230 $ 28,157   0.00%      0.65 - 2.50%    -12.53% to  -10.87%
December 31, 2003    5,783    $ 9.28716 to  $10.44809 $ 53,662   0.00%      0.65 - 2.50%    -25.08% to   -7.13%

                                                   ProFund VP Biotechnology
                  -------------------------------------------------------------------------------------------
December 31, 2007    1,763    $ 8.32997 to  $16.36489 $ 16,586   0.00%      0.65 - 1.90%     -3.04% to   -1.80%
December 31, 2006    1,291    $ 8.54742 to  $16.70677 $ 12,290   0.00%      0.65 - 1.90%     -5.91% to   -4.72%
December 31, 2005    2,503    $ 9.38369 to  $17.03129 $ 25,003   0.00%      0.65 - 1.90%     16.98% to   18.47%
December 31, 2004    2,930    $ 7.92074 to  $14.55869 $ 24,751   0.00%      0.65 - 1.90%      7.64% to    9.01%
December 31, 2003    1,929    $ 7.26607 to  $13.52589 $ 14,279   0.00%      0.65 - 1.90%     37.13% to   38.88%

                                                  ProFund VP Basic Materials
                  -------------------------------------------------------------------------------------------
December 31, 2007    6,010    $13.55624 to  $22.18935 $111,824   0.42%      0.65 - 2.75%     27.10% to   29.86%
December 31, 2006    2,131    $13.57865 to  $17.13093 $ 30,609   0.27%      0.65 - 2.50%     12.60% to   14.73%
December 31, 2005    2,619    $12.38177 to  $12.40714 $ 34,114   0.06%      0.65 - 2.50%     -0.11% to    1.77%
December 31, 2004    2,088    $12.19078 to  $12.39593 $ 25,614   0.29%      0.65 - 2.50%      9.51% to   23.96%
December 31, 2003    4,606    $11.13250 to  $13.30914 $ 50,922   0.27%      0.65 - 2.15%     28.75% to   30.72%

                                                     ProFund VP UltraBull
                  -------------------------------------------------------------------------------------------
December 31, 2007    4,135    $10.00785 to  $20.99317 $ 49,950   0.53%      0.65 - 1.90%     -1.07% to    0.20%
December 31, 2006    4,655    $10.06481 to  $21.00543 $ 53,893   0.33%      0.65 - 1.90%     20.73% to   22.26%
December 31, 2005    4,472    $ 8.61103 to  $16.68766 $ 41,431   0.13%      0.65 - 1.90%      0.66% to    1.94%
December 31, 2004    8,988    $ 8.44700 to  $16.57769 $ 83,929   0.00%      0.65 - 1.90%     14.95% to   16.41%
December 31, 2003    7,766    $ 7.25597 to  $14.42210 $ 59,635   0.00%      0.65 - 1.90%     50.03% to   51.94%

                                                        ProFund VP Bull
                  -------------------------------------------------------------------------------------------
December 31, 2007   10,229    $12.11519 to  $15.41660 $128,911   0.50%      0.65 - 2.50%      0.95% to    2.87%
December 31, 2006   18,245    $11.89713 to  $15.02392 $227,054   0.23%      0.65 - 2.50%     10.82% to   12.92%
December 31, 2005   20,272    $11.04492 to  $11.23459 $222,568   0.26%      0.65 - 2.50%      0.18% to    2.07%
December 31, 2004   26,232    $10.82090 to  $11.21483 $284,797   0.00%      0.65 - 2.50%      8.12% to   12.15%
December 31, 2003   13,721    $10.00845 to  $11.94242 $137,284   0.00%      0.65 - 2.40%     22.57% to   24.77%

                                                 ProFund VP Consumer Services
                  -------------------------------------------------------------------------------------------
December 31, 2007      240    $ 8.91144 to  $11.98752 $  2,447   0.00%      0.65 - 2.50%    -10.55% to   -8.85%
December 31, 2006      602    $ 9.87614 to  $13.18401 $  6,499   0.00%      0.65 - 2.50%      9.21% to   11.27%
December 31, 2005      349    $ 9.30453 to  $ 9.90834 $  3,521   0.00%      0.65 - 2.50%     -7.04% to   -5.29%
December 31, 2004    1,192    $ 9.82392 to  $10.65926 $ 11,879   0.00%      0.65 - 2.50%      6.59% to    6.90%
December 31, 2003      403    $ 9.18941 to  $11.59131 $  3,777   0.00%      0.65 - 2.40%     23.76% to   25.97%

                                                   ProFund VP Consumer Goods
                  -------------------------------------------------------------------------------------------
December 31, 2007    2,349    $11.90105 to  $14.80676 $ 30,124   0.81%      0.65 - 2.50%      4.89% to    6.89%
December 31, 2006    1,570    $11.24740 to  $13.88705 $ 18,574   0.10%      0.65 - 2.50%      9.81% to   11.89%
December 31, 2005      630    $10.53789 to  $11.03962 $  6,913   0.34%      0.65 - 2.50%     -2.85% to   -1.01%
December 31, 2004      921    $10.64584 to  $12.20066 $  9,972   0.03%      0.65 - 2.40%      8.54% to   14.30%
December 31, 2003      245    $ 9.80789 to  $10.67427 $  2,406   0.38%      0.65 - 2.25%      1.48% to   17.69%

                                                     ProFund VP Oil & Gas
                  -------------------------------------------------------------------------------------------
December 31, 2007    7,071    $16.54018 to  $32.13077 $188,298   0.00%      0.65 - 2.75%     28.81% to   31.61%
December 31, 2006    7,128    $12.84063 to  $24.47578 $143,520   0.00%      0.65 - 2.75%     17.32% to   19.84%
December 31, 2005    8,943    $15.53164 to  $17.61397 $148,186   0.00%      0.65 - 2.50%     28.04% to   30.46%
December 31, 2004    6,640    $11.90553 to  $13.75686 $ 85,038   0.00%      0.65 - 2.50%     28.51% to   37.57%
December 31, 2003    4,640    $ 9.26400 to  $12.06634 $ 44,342   0.00%      0.65 - 2.40%     19.34% to   21.48%

                                      A73

                                 At year ended                                 For year ended
                  -------------------------------------------  -----------------------------------------------
                     Units                              Net    Investment
                  Outstanding       Unit Value         Assets    Income    Expense Ratio**   Total Return***
                    (000s)      Lowest to Highest      (000s)    Ratio*   Lowest -- Highest Lowest to Highest
                  ----------- ----------------------  -------- ---------- ----------------- ------------------
                                                     ProFund VP Europe 30
                  -------------------------------------------------------------------------------------------
December 31, 2007    5,888    $11.07157 to  $21.41832 $ 92,832   1.86%      0.65 - 2.50%     11.70% to   13.83%
December 31, 2006    9,521    $ 9.78576 to  $18.86370 $126,117   0.39%      0.65 - 2.50%     14.58% to   16.74%
December 31, 2005    7,481    $ 9.92756 to  $13.01970 $ 81,339   0.14%      0.65 - 2.50%      5.40% to    7.39%
December 31, 2004   10,431    $ 9.24454 to  $12.35313 $102,514   0.14%      0.65 - 2.50%     13.58% to   23.53%
December 31, 2003   12,852    $ 8.13940 to  $11.08926 $108,778   0.20%      0.65 - 2.25%      2.39% to   37.83%

                                                     ProFund VP Financials
                  -------------------------------------------------------------------------------------------
December 31, 2007    1,779    $10.12613 to  $13.22887 $ 20,400   0.97%      0.65 - 2.50%    -21.15% to  -19.64%
December 31, 2006    3,163    $12.12850 to  $16.50435 $ 44,681   0.50%      0.65 - 2.50%     14.42% to   16.59%
December 31, 2005    2,568    $11.38546 to  $11.39228 $ 31,419   0.72%      0.65 - 2.50%      1.39% to    3.31%
December 31, 2004    2,337    $11.02715 to  $13.33338 $ 27,138   0.28%      0.65 - 2.40%      7.38% to    9.62%
December 31, 2003    1,707    $10.05949 to  $12.41737 $ 17,791   0.17%      0.65 - 2.15%     26.21% to   28.15%

                                                ProFund VP U.S. Government Plus
                  -------------------------------------------------------------------------------------------
December 31, 2007    7,087    $10.53295 to  $13.60595 $ 87,800   3.52%      0.65 - 2.65%      7.19% to    9.40%
December 31, 2006    2,704    $ 9.82620 to  $12.43644 $ 31,415   3.44%      0.65 - 2.65%     -7.07% to   -5.17%
December 31, 2005    7,185    $11.44316 to  $13.11433 $ 89,133   2.31%      0.65 - 2.50%      6.29% to    8.31%
December 31, 2004    3,732    $10.23058 to  $12.10868 $ 43,240   0.86%      0.65 - 2.40%      5.28% to    7.48%
December 31, 2003    3,342    $ 9.71767 to  $11.26614 $ 36,696   3.92%      0.65 - 2.15%     -4.64% to   -3.18%

                                                    ProFund VP Health Care
                  -------------------------------------------------------------------------------------------
December 31, 2007    5,321    $ 9.49653 to  $13.12280 $ 57,795   0.00%      0.65 - 2.50%      3.90% to    5.88%
December 31, 2006    6,343    $ 9.03730 to  $12.42496 $ 63,921   0.00%      0.65 - 2.50%      2.62% to    4.56%
December 31, 2005    5,511    $ 9.04054 to  $10.97896 $ 53,879   0.00%      0.65 - 2.50%      3.37% to    5.33%
December 31, 2004    4,053    $ 8.58298 to  $10.97696 $ 37,119   0.00%      0.65 - 2.40%     -0.10% to    1.70%
December 31, 2003    2,642    $ 8.43984 to  $10.98801 $ 23,349   0.00%      0.65 - 2.40%     14.61% to   16.66%

                                       ACCESS VP High Yield Fund (available May 2, 2005)
                  -------------------------------------------------------------------------------------------
December 31, 2007    2,274    $11.58477 to  $12.09846 $ 26,924   7.03%      0.65 - 2.25%      2.81% to    4.50%
December 31, 2006    2,746    $11.23960 to  $11.57769 $ 31,357   6.19%      0.65 - 2.40%      6.95% to    8.86%
December 31, 2005    3,308    $10.54502 to  $10.63499 $ 35,001   3.74%      0.65 - 1.90%      5.47% to    6.36%

                                                    ProFund VP Industrials
                  -------------------------------------------------------------------------------------------
December 31, 2007    1,594    $13.55087 to  $18.13551 $ 23,481   0.00%      0.65 - 2.50%      8.92% to   10.99%
December 31, 2006      738    $12.33357 to  $16.38084 $  9,581   0.00%      0.65 - 2.50%      8.87% to   10.93%
December 31, 2005      828    $11.65524 to  $12.02792 $ 10,102   0.00%      0.65 - 2.50%     -0.12% to    1.77%
December 31, 2004      808    $11.45243 to  $12.04227 $  9,459   0.00%      0.65 - 2.50%     12.48% to   20.42%
December 31, 2003    1,160    $10.18189 to  $12.81438 $ 11,752   0.00%      0.65 - 2.15%     25.64% to   27.57%

                                                      ProFund VP Internet
                  -------------------------------------------------------------------------------------------
December 31, 2007      647    $20.41623 to  $23.66106 $ 13,299   0.62%      0.65 - 1.90%      8.08% to    9.47%
December 31, 2006      488    $18.84122 to  $21.66964 $  9,275   0.00%      0.65 - 1.90%     -0.56% to    0.70%
December 31, 2005    1,329    $19.61413 to  $20.90237 $ 25,339   0.00%      0.65 - 1.90%      5.40% to    6.74%
December 31, 2004    2,334    $18.37524 to  $19.83065 $ 41,983   0.00%      0.65 - 1.90%     18.95% to   20.47%
December 31, 2003      986    $15.25273 to  $16.67093 $ 14,857   0.00%      0.65 - 1.90%     74.61% to   76.83%

                                                       ProFund VP Japan
                  -------------------------------------------------------------------------------------------
December 31, 2007    1,734    $12.84546 to  $18.85032 $ 24,755   4.66%      0.65 - 2.50%    -12.26% to  -10.58%
December 31, 2006    4,322    $14.47744 to  $21.13429 $ 67,827   0.79%      0.65 - 2.65%      7.89% to   10.10%
December 31, 2005    9,016    $13.81772 to  $14.27008 $129,124   0.00%      0.65 - 2.50%     38.25% to   40.86%
December 31, 2004    2,766    $ 9.80926 to  $13.25999 $ 27,662   0.00%      0.65 - 2.40%      4.68% to    6.86%
December 31, 2003    2,740    $ 9.17953 to  $12.66775 $ 25,192   0.00%      0.65 - 2.15%     24.05% to   25.95%

                                                  ProFund VP Precious Metals
                  -------------------------------------------------------------------------------------------
December 31, 2007    8,057    $14.94561 to  $22.52410 $155,610   3.56%      0.65 - 2.75%     19.07% to   21.66%
December 31, 2006    7,735    $12.55178 to  $18.56096 $124,745   0.69%      0.65 - 2.75%      4.42% to    6.67%
December 31, 2005    7,464    $12.49053 to  $15.17761 $113,120   0.00%      0.65 - 2.50%     23.15% to   25.48%
December 31, 2004    5,015    $10.14273 to  $12.09584 $ 60,442   0.00%      0.65 - 2.50%    -12.17% to  -10.50%
December 31, 2003    5,643    $11.54866 to  $13.51554 $ 76,189   0.00%      0.65 - 2.50%     15.49% to   38.33%

                                      A74

                                 At year ended                                 For year ended
                  -------------------------------------------  -----------------------------------------------
                     Units                              Net    Investment
                  Outstanding       Unit Value         Assets    Income    Expense Ratio**   Total Return***
                    (000s)      Lowest to Highest      (000s)    Ratio*   Lowest -- Highest Lowest to Highest
                  ----------- ----------------------  -------- ---------- ----------------- ------------------
                                                   ProFund VP Mid-Cap Growth
                  -------------------------------------------------------------------------------------------
December 31, 2007    4,690    $11.84301 to  $17.24942 $ 64,542   0.00%      0.65 - 2.75%      8.66% to   11.01%
December 31, 2006    5,246    $10.89955 to  $15.57741 $ 67,092   0.00%      0.65 - 2.75%      1.12% to    3.30%
December 31, 2005   12,852    $12.01395 to  $12.02225 $155,726   0.00%      0.65 - 2.50%      8.45% to   10.50%
December 31, 2004    6,821    $10.87246 to  $11.08578 $ 75,036   0.00%      0.65 - 2.50%     10.36% to   10.86%
December 31, 2003    4,689    $ 9.85186 to  $12.24894 $ 46,543   0.00%      0.65 - 2.40%     24.84% to   27.08%

                                                   ProFund VP Mid-Cap Value
                  -------------------------------------------------------------------------------------------
December 31, 2007    4,473    $13.70000 to  $18.70876 $ 65,127   0.40%      0.65 - 2.50%     -1.57% to    0.31%
December 31, 2006    6,924    $13.79740 to  $18.69833 $104,430   0.02%      0.65 - 2.50%      9.50% to   11.57%
December 31, 2005    7,507    $12.91090 to  $12.96407 $ 99,111   0.00%      0.65 - 2.50%      6.13% to    8.14%
December 31, 2004   10,344    $11.98840 to  $12.16502 $125,392   0.00%      0.65 - 2.50%     15.21% to   21.65%
December 31, 2003    4,742    $10.40614 to  $13.32549 $ 50,523   0.00%      0.65 - 2.40%     34.86% to   32.49%

                                                  ProFund VP Pharmaceuticals
                  -------------------------------------------------------------------------------------------
December 31, 2007    1,426    $ 8.33325 to  $10.00645 $ 12,439   1.10%      0.65 - 2.50%     -0.25% to    1.65%
December 31, 2006    2,413    $ 8.28177 to  $ 9.93954 $ 21,075   0.37%      0.65 - 2.50%      9.38% to   11.45%
December 31, 2005    1,378    $ 7.79007 to  $ 8.82252 $ 10,783   0.29%      0.65 - 2.50%     -6.21% to   -4.44%
December 31, 2004    1,435    $ 8.15189 to  $ 8.78326 $ 11,802   0.00%      0.65 - 2.40%    -11.40% to   -9.81%
December 31, 2003    1,316    $ 9.03855 to  $ 9.91382 $ 11,850   0.00%      0.65 - 2.40%      3.06% to    4.91%

                                                    ProFund VP Real Estate
                  -------------------------------------------------------------------------------------------
December 31, 2007    1,572    $13.72045 to  $20.07626 $ 28,411   0.91%      0.65 - 2.50%    -21.63% to  -20.14%
December 31, 2006    3,041    $14.53445 to  $25.13870 $ 69,717   0.57%      0.65 - 2.50%     29.19% to   31.63%
December 31, 2005    1,949    $13.55256 to  $19.09812 $ 34,432   2.04%      0.65 - 2.50%      4.09% to    6.06%
December 31, 2004    4,720    $13.02029 to  $18.00747 $ 79,438   1.89%      0.65 - 2.50%     26.37% to   30.20%
December 31, 2003    2,564    $13.29130 to  $14.24964 $ 35,196   2.00%      0.65 - 2.15%     30.29% to   32.29%

                                              ProFund VP Rising Rates Opportunity
                  -------------------------------------------------------------------------------------------
December 31, 2007    5,407    $ 6.06214 to  $ 7.67436 $ 35,126   4.72%      0.65 - 2.50%     -7.58% to   -5.82%
December 31, 2006   10,313    $ 6.50235 to  $ 8.22730 $ 70,970   1.36%      0.65 - 2.50%      7.40% to    9.43%
December 31, 2005   11,309    $ 6.22921 to  $ 7.43736 $ 72,023   0.00%      0.65 - 2.50%    -10.19% to   -8.49%
December 31, 2004   16,152    $ 6.80694 to  $ 8.28113 $112,263   0.00%      0.65 - 2.50%    -17.19% to  -11.47%
December 31, 2003    5,316    $ 7.68911 to  $ 9.06711 $ 41,218   0.00%      0.65 - 2.40%     -6.41% to   -4.74%

                                                     ProFund VP NASDAQ-100
                  -------------------------------------------------------------------------------------------
December 31, 2007    8,873    $ 6.43605 to  $17.72715 $ 94,213   0.00%      0.65 - 2.50%     14.67% to   16.86%
December 31, 2006    7,600    $ 5.54980 to  $15.20854 $ 67,277   0.00%      0.65 - 2.50%      2.83% to    4.78%
December 31, 2005   11,466    $ 5.54081 to  $10.62917 $ 89,367   0.00%      0.65 - 2.50%     -2.32% to   -0.47%
December 31, 2004   20,721    $ 5.56695 to  $10.88139 $156,073   0.00%      0.65 - 2.50%      7.82% to    8.81%
December 31, 2003   25,158    $ 5.16310 to  $13.43592 $153,444   0.00%      0.65 - 2.15%     43.59% to   45.79%

                                                   ProFund VP Semiconductor
                  -------------------------------------------------------------------------------------------
December 31, 2007      707    $ 7.35362 to  $12.83893 $  5,296   0.00%      0.65 - 1.90%      5.03% to    6.38%
December 31, 2006      842    $ 6.98349 to  $12.09994 $  5,953   0.00%      0.65 - 1.90%     -8.85% to   -7.69%
December 31, 2005    1,778    $ 7.93141 to  $12.73195 $ 13,685   0.00%      0.65 - 1.90%      6.58% to    7.94%
December 31, 2004    1,507    $ 7.34818 to  $11.94555 $ 10,853   0.00%      0.65 - 1.90%    -25.00% to  -24.04%
December 31, 2003    1,915    $ 9.67397 to  $15.92764 $ 18,307   0.00%      0.65 - 1.90%     84.74% to   87.10%

                                                  ProFund VP Small-Cap Growth
                  -------------------------------------------------------------------------------------------
December 31, 2007    2,403    $11.22750 to  $18.54517 $ 36,925   0.00%      0.65 - 2.75%      1.18% to    3.38%
December 31, 2006    5,415    $11.09652 to  $17.98465 $ 79,247   0.00%      0.65 - 2.75%      5.67% to    7.95%
December 31, 2005   13,797    $12.77991 to  $13.14465 $184,753   0.00%      0.65 - 2.50%      4.86% to    6.84%
December 31, 2004   16,741    $12.18762 to  $12.30294 $208,744   0.00%      0.65 - 2.50%     19.02% to   21.88%
December 31, 2003   14,600    $10.33685 to  $12.97770 $153,408   0.00%      0.65 - 2.40%     31.10% to   33.45%

                                    ProFund VP Short Mid-Cap (available November 22, 2004)
                  -------------------------------------------------------------------------------------------
December 31, 2007      183    $ 7.75791 to  $ 8.06997 $  1,437   5.33%      0.65 - 1.90%     -4.71% to   -3.49%
December 31, 2006      617    $ 8.14103 to  $ 8.36143 $  5,104   0.68%      0.65 - 1.90%     -5.46% to   -4.26%
December 31, 2005      472    $ 8.61142 to  $ 8.73367 $  4,080   0.00%      0.65 - 1.90%    -11.18% to  -10.05%
December 31, 2004       53    $ 9.69807 to  $ 9.70092 $    515   0.00%      1.00 - 1.65%     -0.35% to   -0.34%

                                      A75

                                 At year ended                                 For year ended
                  -------------------------------------------  -----------------------------------------------
                     Units                              Net    Investment
                  Outstanding       Unit Value         Assets    Income    Expense Ratio**   Total Return***
                    (000s)      Lowest to Highest      (000s)    Ratio*   Lowest -- Highest Lowest to Highest
                  ----------- ----------------------  -------- ---------- ----------------- ------------------
                                                  ProFund VP Short NASDAQ-100
                  -------------------------------------------------------------------------------------------
December 31, 2007    2,314    $ 4.52611 to  $ 6.96446 $ 11,446   6.82%      0.65 - 2.50%    -13.78% to  -12.13%
December 31, 2006    4,161    $ 5.24385 to  $ 8.00285 $ 23,704   0.86%      0.65 - 2.50%     -3.83% to   -2.01%
December 31, 2005    5,301    $ 6.10193 to  $ 8.07924 $ 31,249   0.00%      0.65 - 2.50%     -1.70% to    0.16%
December 31, 2004    2,547    $ 5.53538 to  $ 6.09211 $ 15,078   0.00%      0.65 - 2.40%    -13.25% to  -11.69%
December 31, 2003    4,453    $ 6.38053 to  $ 6.89824 $ 30,229   0.76%      0.65 - 2.40%    -38.81% to  -37.71%

                                   ProFund VP Short Small-Cap (available November 22, 2004)
                  -------------------------------------------------------------------------------------------
December 31, 2007    1,563    $ 8.06040 to  $ 8.38481 $ 12,742   3.07%      0.65 - 1.90%      2.54% to    3.85%
December 31, 2006    1,564    $ 7.86107 to  $ 8.07403 $ 12,448   0.90%      0.65 - 1.90%    -13.46% to  -12.36%
December 31, 2005      726    $ 9.08360 to  $ 9.21260 $  6,654   0.00%      0.65 - 1.90%     -4.76% to   -3.55%
December 31, 2004      268    $ 9.54341 to  $ 9.54061 $  2,559   0.00%      1.00 - 1.65%     -0.53% to   -0.52%

                                                  ProFund VP Small-Cap Value
                  -------------------------------------------------------------------------------------------
December 31, 2007    2,208    $10.62939 to  $17.79955 $ 30,154   0.00%      0.65 - 2.75%     -9.79% to   -7.83%
December 31, 2006    6,878    $11.78269 to  $19.36027 $100,515   0.00%      0.65 - 2.75%     14.21% to   16.67%
December 31, 2005    4,740    $11.77792 to  $12.66318 $ 61,212   0.00%      0.65 - 2.50%      1.40% to    3.32%
December 31, 2004   14,281    $11.39922 to  $12.48776 $175,602   0.00%      0.65 - 2.50%     19.34% to   24.88%
December 31, 2003   14,978    $ 9.55207 to  $13.33056 $147,142   0.00%      0.65 - 2.40%     31.45% to   33.81%

                                                     ProFund VP Technology
                  -------------------------------------------------------------------------------------------
December 31, 2007    3,423    $ 5.86031 to  $16.16945 $ 27,215   0.00%      0.65 - 1.90%     12.23% to   13.66%
December 31, 2006    2,301    $ 5.19529 to  $14.26170 $ 14,524   0.00%      0.65 - 1.90%      6.02% to    7.37%
December 31, 2005    2,697    $ 5.06142 to  $12.90161 $ 15,241   0.60%      0.65 - 1.90%     -0.69% to    0.57%
December 31, 2004    3,442    $ 5.03294 to  $12.99168 $ 19,542   0.00%      0.65 - 1.90%     -2.33% to   -1.08%
December 31, 2003    3,795    $ 5.08790 to  $13.30122 $ 20,788   0.00%      0.65 - 1.90%     43.19% to   45.02%

                                                 ProFund VP Telecommunications
                  -------------------------------------------------------------------------------------------
December 31, 2007    3,378    $ 6.52098 to  $16.36117 $ 35,538   0.73%      0.65 - 2.75%      5.40% to    7.69%
December 31, 2006    5,123    $ 6.10191 to  $15.34089 $ 44,101   0.69%      0.65 - 2.50%     30.94% to   33.41%
December 31, 2005    1,289    $ 4.78437 to  $11.37557 $  8,800   2.21%      0.65 - 2.50%     -8.97% to   -7.25%
December 31, 2004    2,863    $ 5.15817 to  $12.49641 $ 17,888   1.22%      0.65 - 2.50%     14.81% to   24.96%
December 31, 2003    1,363    $ 4.49290 to  $10.05273 $  7,490   0.00%      0.65 - 2.15%      0.26% to    1.80%

                                                    ProFund VP UltraMid-Cap
                  -------------------------------------------------------------------------------------------
December 31, 2007    3,252    $15.77244 to  $28.33786 $ 64,812   0.27%      0.65 - 2.50%      3.30% to    5.28%
December 31, 2006    4,460    $15.13524 to  $26.98605 $ 78,717   0.00%      0.65 - 2.50%      7.88% to    9.92%
December 31, 2005    5,482    $14.43434 to  $15.87782 $ 87,663   0.00%      0.65 - 2.50%     14.96% to   17.13%
December 31, 2004    6,891    $12.32354 to  $13.81214 $ 88,422   0.00%      0.65 - 2.50%     26.87% to   38.12%
December 31, 2003    3,833    $ 9.71365 to  $16.36516 $ 38,352   0.00%      0.65 - 2.40%     66.02% to   68.99%

                                                  ProFund VP UltraNASDAQ-100
                  -------------------------------------------------------------------------------------------
December 31, 2007   39,702    $ 1.08370 to  $24.97224 $ 94,290   0.00%      0.65 - 1.90%     26.03% to   27.64%
December 31, 2006   40,480    $ 0.85424 to  $19.61369 $ 64,705   0.00%      0.65 - 1.90%      2.89% to    4.19%
December 31, 2005   55,242    $ 1.30702 to  $18.28341 $ 96,201   0.00%      0.65 - 1.90%     -5.58% to   -4.38%
December 31, 2004   80,485    $ 1.36684 to  $19.36302 $146,750   0.00%      0.65 - 1.90%     11.93% to   13.36%
December 31, 2003   77,398    $ 1.20574 to  $17.29931 $110,190   0.00%      0.65 - 1.90%     98.82% to   98.82%

                                                   ProFund VP UltraSmall-Cap
                  -------------------------------------------------------------------------------------------
December 31, 2007    1,630    $12.58880 to  $27.11850 $ 22,492   1.00%      0.65 - 1.90%    -14.84% to  -13.75%
December 31, 2006    3,418    $14.70667 to  $31.51979 $ 56,994   0.03%      0.65 - 1.90%     23.61% to   25.19%
December 31, 2005    3,107    $12.40722 to  $24.45672 $ 39,714   0.00%      0.65 - 1.90%     -2.10% to   -0.86%
December 31, 2004   12,861    $12.51485 to  $24.98207 $173,324   0.00%      0.65 - 1.90%     28.58% to   30.22%
December 31, 2003    8,428    $ 9.61073 to  $19.42973 $ 83,335   0.00%      0.65 - 1.90%     95.67% to   98.16%

                                                     ProFund VP Utilities
                  -------------------------------------------------------------------------------------------
December 31, 2007   10,701    $13.01933 to  $23.28866 $183,429   1.08%      0.65 - 2.75%     12.60% to   15.04%
December 31, 2006    7,381    $11.40328 to  $20.29430 $103,910   1.78%      0.65 - 2.50%     16.25% to   18.45%
December 31, 2005    6,383    $10.07028 to  $13.74600 $ 75,840   0.68%      0.65 - 2.50%     10.24% to   12.33%
December 31, 2004    5,238    $ 8.96510 to  $12.46874 $ 51,953   1.01%      0.65 - 2.50%     20.29% to   24.69%
December 31, 2003    2,838    $ 7.45318 to  $12.59701 $ 22,638   2.27%      0.65 - 2.15%     18.76% to   20.58%

                                      A76

                                 At year ended                                 For year ended
                  -------------------------------------------  -----------------------------------------------
                     Units                              Net    Investment
                  Outstanding       Unit Value         Assets    Income    Expense Ratio**   Total Return***
                    (000s)      Lowest to Highest      (000s)    Ratio*   Lowest -- Highest Lowest to Highest
                  ----------- ----------------------  -------- ---------- ----------------- ------------------
                                   ProFund VP Large-Cap Growth (available November 22, 2004)
                  -------------------------------------------------------------------------------------------
December 31, 2007    6,418    $11.31071 to  $11.99261 $ 74,681   0.00%      0.65 - 2.50%      4.27% to    6.26%
December 31, 2006    6,836    $10.84734 to  $11.28595 $ 75,650   0.00%      0.65 - 2.50%      6.34% to    8.35%
December 31, 2005    8,052    $10.20039 to  $10.41581 $ 83,058   0.00%      0.65 - 2.50%     -1.58% to    0.28%
December 31, 2004      337    $10.36577 to  $10.38693 $  3,498   0.00%      0.65 - 2.40%      0.42% to    0.44%

                                   ProFund VP Large-Cap Value (available November 22, 2004)
                  -------------------------------------------------------------------------------------------
December 31, 2007    5,754    $11.48634 to  $12.46217 $ 69,711   0.50%      0.65 - 2.75%     -2.62% to   -0.51%
December 31, 2006   12,386    $11.79581 to  $12.52595 $152,132   0.17%      0.65 - 2.75%     15.41% to   17.90%
December 31, 2005    7,437    $10.40456 to  $10.62437 $ 78,232   0.00%      0.65 - 2.50%      0.46% to    2.36%
December 31, 2004      440    $10.37933 to  $10.35694 $  4,561   0.00%      0.65 - 2.40%      0.41% to    0.44%

                                                        Rydex Nova Fund
                  -------------------------------------------------------------------------------------------
December 31, 2007      670    $ 7.57123 to  $17.65749 $  5,109   1.17%      0.65 - 1.65%     -0.55% to    0.47%
December 31, 2006      950    $ 7.59388 to  $17.75553 $  7,255   1.18%      0.65 - 1.65%     17.31% to   18.50%
December 31, 2005    1,194    $ 6.79147 to  $15.13531 $  7,743   0.31%      0.65 - 1.65%      2.26% to    3.29%
December 31, 2004    1,584    $ 6.57506 to  $14.80144 $ 10,006   0.05%      0.65 - 1.65%     13.87% to  165.58%
December 31, 2003    2,051    $ 5.57318 to  $ 5.77394 $ 11,452   0.00%      0.65 - 1.40%     37.24% to   38.28%

                                                        Rydex OTC Fund
                  -------------------------------------------------------------------------------------------
December 31, 2007    2,687    $ 5.09569 to  $17.25647 $ 20,181   0.07%      0.65 - 1.65%     15.87% to   17.05%
December 31, 2006    3,717    $ 4.37993 to  $14.89301 $ 24,011   0.00%      0.65 - 1.65%      4.03% to    5.09%
December 31, 2005    4,874    $ 6.49742 to  $14.31564 $ 30,222   0.00%      0.65 - 1.65%     -0.55% to    0.46%
December 31, 2004    6,736    $ 6.46788 to  $14.39508 $ 41,864   0.00%      0.65 - 1.65%      7.54% to    8.63%
December 31, 2003    8,737    $ 5.95385 to  $13.38605 $ 50,307   0.00%      0.65 - 1.65%     43.02% to   44.47%

                                              Rydex Inverse S&P 500 Strategy Fund
                  -------------------------------------------------------------------------------------------
December 31, 2007       56    $ 8.54195 to  $ 8.84708 $    480   4.26%      1.00 - 1.40%     -0.59% to   -0.18%
December 31, 2006       86    $ 5.97071 to  $ 8.86347 $    736   6.26%      1.00 - 1.65%     -9.03% to   -8.43%
December 31, 2005      125    $ 6.56305 to  $ 9.67905 $  1,181   0.00%      1.00 - 1.65%     -2.40% to   -1.76%
December 31, 2004      149    $ 9.62902 to  $ 9.85245 $  1,435   0.00%      1.00 - 1.40%    -11.47% to  -11.11%
December 31, 2003      186    $10.87639 to  $11.08367 $  2,028   0.00%      1.00 - 1.40%    -24.72% to  -24.41%

                                                    AIM V.I. Dynamics Fund
                  -------------------------------------------------------------------------------------------
December 31, 2007    4,321    $ 9.66892 to  $20.92249 $ 61,007   0.00%      0.65 - 2.75%      9.08% to   11.45%
December 31, 2006    5,239    $ 8.72831 to  $18.82001 $ 66,084   0.00%      0.65 - 2.75%     12.93% to   15.36%
December 31, 2005    5,600    $10.48172 to  $12.55791 $ 60,680   0.00%      0.65 - 2.50%      7.96% to   10.00%
December 31, 2004    7,133    $ 9.52867 to  $11.63192 $ 70,632   0.00%      0.65 - 2.50%     12.60% to   16.32%
December 31, 2003    9,813    $ 8.46233 to  $13.04653 $ 85,022   0.00%      0.65 - 2.40%     34.52% to   36.93%

                                               AIM V.I. Financial Services Fund
                  -------------------------------------------------------------------------------------------
December 31, 2007    3,135    $ 9.11943 to  $14.02284 $ 39,355   1.50%      0.65 - 2.75%    -24.37% to  -22.72%
December 31, 2006    4,623    $12.14731 to  $18.14659 $ 75,553   1.59%      0.65 - 2.50%     13.54% to   15.69%
December 31, 2005    5,702    $11.44169 to  $15.68589 $ 81,547   1.50%      0.65 - 2.50%      3.27% to    5.22%
December 31, 2004    6,188    $11.07969 to  $14.90782 $ 86,730   0.66%      0.65 - 2.50%      7.97% to   10.80%
December 31, 2003    7,447    $12.53928 to  $13.80766 $ 98,078   0.51%      0.65 - 2.40%     26.47% to   28.74%

                                               AIM V.I. Global Health Care Fund
                  -------------------------------------------------------------------------------------------
December 31, 2007    6,151    $12.88139 to  $16.25993 $ 90,893   0.00%      0.65 - 2.50%      9.04% to   11.12%
December 31, 2006    7,589    $11.41050 to  $14.63226 $102,317   0.00%      0.65 - 2.50%      2.61% to    4.55%
December 31, 2005    8,909    $11.99567 to  $13.99520 $116,595   0.00%      0.65 - 2.50%      5.45% to    7.45%
December 31, 2004    9,914    $11.37535 to  $13.02517 $122,422   0.00%      0.65 - 2.50%      6.87% to   13.75%
December 31, 2003   11,072    $10.85273 to  $12.18804 $129,595   0.00%      0.65 - 2.25%      8.53% to   26.95%

                                                   AIM V.I. Technology Fund
                  -------------------------------------------------------------------------------------------
December 31, 2007    8,248    $ 3.88682 to  $16.06382 $ 51,563   0.00%      0.65 - 1.90%      5.65% to    7.00%
December 31, 2006   10,801    $ 3.65474 to  $15.14319 $ 62,386   0.00%      0.65 - 1.90%      8.39% to    9.76%
December 31, 2005   13,665    $ 5.45039 to  $13.73947 $ 72,366   0.00%      0.65 - 1.90%      0.24% to    1.51%
December 31, 2004   18,010    $ 5.36926 to  $13.70690 $ 94,451   0.00%      0.65 - 1.90%      2.64% to    3.95%
December 31, 2003   18,239    $ 5.16515 to  $13.35425 $ 92,924   0.00%      0.65 - 1.90%     42.53% to   44.34%

                                      A77

                                 At year ended                                For year ended
                  -------------------------------------------  ---------------------------------------------
                     Units                              Net    Investment
                  Outstanding       Unit Value         Assets    Income    Expense Ratio**  Total Return***
                    (000s)      Lowest to Highest      (000s)    Ratio*   Lowest -- Highest Lowest to Highest
                  ----------- ----------------------  -------- ---------- ----------------- ----------------
                                       Wells Fargo Advantage VT Asset Allocation Fund
                  -----------------------------------------------------------------------------------------
December 31, 2007    2,721    $13.19876 to  $27.46722 $ 73,917   2.17%      1.40 - 2.25%     5.16% to   6.08%
December 31, 2006    3,848    $12.51877 to  $25.89275 $ 98,746   2.26%      1.40 - 2.25%     9.62% to  10.57%
December 31, 2005    5,123    $11.53381 to  $23.41668 $119,014   2.03%      1.40 - 2.25%     2.63% to   3.52%
December 31, 2004    6,331    $11.23801 to  $22.62013 $142,216   2.00%      1.40 - 2.25%     7.81% to  12.38%
December 31, 2003    7,245    $11.75271 to  $20.98180 $151,438   1.73%      1.40 - 1.90%    19.78% to  20.39%

                                         Wells Fargo Advantage VT Equity Income Fund
                  -----------------------------------------------------------------------------------------
December 31, 2007    2,029    $12.51883 to  $22.38205 $ 28,699   1.45%      0.65 - 2.50%     0.25% to   2.16%
December 31, 2006    2,822    $11.65173 to  $21.90813 $ 38,998   1.58%      0.65 - 2.75%    15.30% to  17.78%
December 31, 2005    2,707    $11.92936 to  $18.60046 $ 31,523   1.45%      0.65 - 2.50%     2.75% to   4.69%
December 31, 2004    2,903    $11.61020 to  $17.76678 $ 31,951   1.64%      0.65 - 2.50%    10.36% to  16.10%
December 31, 2003    2,328    $15.28644 to  $16.09924 $ 23,153   1.58%      0.65 - 2.25%    23.37% to  25.39%

                                      Wells Fargo Advantage VT C&B Large Cap Value Fund
                  -----------------------------------------------------------------------------------------
December 31, 2007    1,163    $10.69777 to  $15.95050 $ 12,737   1.02%      0.65 - 2.25%    -3.41% to  -1.82%
December 31, 2006    1,592    $10.97931 to  $16.41205 $ 17,808   1.45%      0.65 - 2.75%    18.77% to  21.33%
December 31, 2005    1,934    $ 9.61029 to  $ 9.66390 $ 17,885   0.76%      0.65 - 2.25%     0.79% to   2.44%
December 31, 2004    2,343    $ 9.43398 to  $ 9.53473 $ 21,281   1.58%      0.65 - 2.25%     8.71% to  10.50%
December 31, 2003    2,644    $ 8.53761 to  $ 8.77041 $ 21,792   1.51%      0.65 - 2.25%    22.74% to  24.75%

                                      Wells Fargo Advantage VT Large Company Core Fund
                  -----------------------------------------------------------------------------------------
December 31, 2007      823    $11.98836 to  $19.87608 $ 16,323   0.00%      1.40 - 2.00%     0.25% to   0.87%
December 31, 2006    1,079    $11.95836 to  $19.70500 $ 21,202   0.65%      1.40 - 2.00%    13.34% to  14.03%
December 31, 2005    1,406    $10.55130 to  $17.28105 $ 24,242   0.50%      1.40 - 2.00%    -4.19% to  -3.60%
December 31, 2004    1,873    $11.01271 to  $17.92732 $ 33,512   0.00%      1.40 - 2.00%     6.86% to  10.13%
December 31, 2003    2,374    $11.65063 to  $16.77690 $ 39,779   0.00%      1.40 - 1.65%    21.55% to  21.86%

                                      Wells Fargo Advantage VT International Core Fund
                  -----------------------------------------------------------------------------------------
December 31, 2007      228    $11.22464 to  $19.45215 $  2,740   0.01%      1.25 - 2.15%    10.22% to  11.24%
December 31, 2006      240    $10.10604 to  $17.55826 $  2,666   1.60%      1.25 - 2.15%    18.22% to  19.30%
December 31, 2005      289    $ 8.48386 to  $14.54433 $  2,650   1.87%      1.40 - 2.15%     7.32% to   8.14%
December 31, 2004      327    $ 7.84507 to  $13.55206 $  2,802   0.22%      1.40 - 2.15%     6.66% to   8.09%
December 31, 2003      309    $ 7.25760 to  $12.70566 $  2,409   0.32%      1.40 - 1.65%    29.29% to  29.62%

                                     Wells Fargo Advantage VT Large Company Growth Fund
                  -----------------------------------------------------------------------------------------
December 31, 2007      892    $ 9.20072 to  $13.07668 $  8,644   0.00%      1.40 - 2.00%     5.45% to   6.10%
December 31, 2006    1,164    $ 8.67196 to  $12.35658 $ 10,629   0.00%      1.40 - 2.00%     0.31% to   0.92%
December 31, 2005    1,456    $ 8.59302 to  $10.87742 $ 13,023   0.18%      1.40 - 2.00%     3.59% to   4.23%
December 31, 2004    1,767    $ 8.24000 to  $10.50024 $ 15,147   0.00%      1.40 - 2.00%     1.75% to   5.00%
December 31, 2003    1,879    $ 8.09835 to  $11.59446 $ 15,554   0.00%      1.40 - 1.90%    23.89% to  24.52%

                                         Wells Fargo Advantage VT Money Market Fund
                  -----------------------------------------------------------------------------------------
December 31, 2007    1,804    $10.28542 to  $13.53923 $ 24,426   4.57%      1.40 - 1.90%     2.67% to   3.20%
December 31, 2006    1,927    $10.00952 to  $13.11955 $ 25,268   4.25%      1.40 - 2.40%     1.84% to   2.88%
December 31, 2005    2,115    $ 9.86463 to  $12.75216 $ 26,963   2.47%      1.40 - 1.65%     0.85% to   1.11%
December 31, 2004    2,746    $ 9.78121 to  $12.61236 $ 34,621   0.68%      1.40 - 1.65%    -0.96% to  -0.70%
December 31, 2003    3,678    $ 9.87554 to  $12.70171 $ 46,714   0.52%      1.40 - 1.65%    -1.16% to  -0.91%

                                       Wells Fargo Advantage VT Small Cap Growth Fund
                  -----------------------------------------------------------------------------------------
December 31, 2007      337    $12.79553 to  $21.52963 $  4,545   0.00%      1.40 - 1.90%    11.64% to  12.21%
December 31, 2006      442    $11.40341 to  $19.23621 $  5,303   0.00%      1.40 - 1.90%    20.43% to  21.04%
December 31, 2005      530    $ 9.42126 to  $15.80703 $  5,212   0.00%      1.40 - 1.90%     4.23% to   4.76%
December 31, 2004      636    $ 8.99000 to  $15.16544 $  5,946   0.00%      1.40 - 1.90%    11.28% to  12.17%
December 31, 2003      735    $ 8.01738 to  $13.62765 $  6,050   0.00%      1.40 - 1.65%    39.92% to  40.28%

                                       Wells Fargo Advantage VT Total Return Bond Fund
                  -----------------------------------------------------------------------------------------
December 31, 2007      726    $10.77628 to  $14.39016 $ 10,375   4.59%      1.40 - 2.25%     3.76% to   4.67%
December 31, 2006    1,003    $10.38538 to  $13.74805 $ 13,714   4.27%      1.40 - 2.25%     1.40% to   2.28%
December 31, 2005    1,329    $10.24238 to  $13.44215 $ 17,781   3.62%      1.40 - 2.25%    -0.44% to   0.43%
December 31, 2004    1,600    $10.28716 to  $13.38474 $ 21,323   3.44%      1.40 - 2.25%     2.87% to   2.99%
December 31, 2003    2,027    $10.85859 to  $12.99668 $ 26,285   3.24%      1.40 - 1.90%     6.36% to   6.90%

                                      A78

                                  At year ended                                 For year ended
                  ---------------------------------------------  ---------------------------------------------
                     Units                               Net     Investment
                  Outstanding       Unit Value          Assets     Income    Expense Ratio**  Total Return***
                    (000s)      Lowest to Highest       (000s)     Ratio*   Lowest -- Highest Lowest to Highest
                  ----------- ----------------------  ---------- ---------- ----------------- ----------------
                             AST First Trust Balanced Target Portfolio (available March 20, 2006)
                  -------------------------------------------------------------------------------------------
December 31, 2007   102,271   $11.01941 to  $11.50219 $1,144,841   0.50%       0.65 - 3.00%    5.28% to   7.85%
December 31, 2006    43,588   $10.48756 to  $10.66517 $  459,438   0.00%       0.65 - 2.75%    4.90% to   6.66%

                       AST First Trust Capital Appreciation Target Portfolio (available March 20, 2006)
                  -------------------------------------------------------------------------------------------
December 31, 2007   122,279   $11.20422 to  $11.69500 $1,390,643   0.30%       0.65 - 3.00%    8.06% to  10.69%
December 31, 2006    47,802   $10.38961 to  $10.56558 $  498,977   0.00%       0.65 - 2.75%    3.92% to   5.66%

                                 AST Advanced Strategies Portfolio (available March 20, 2006)
                  -------------------------------------------------------------------------------------------
December 31, 2007   106,913   $11.19878 to  $11.68950 $1,216,236   0.48%       0.65 - 3.00%    6.20% to   8.79%
December 31, 2006    50,596   $10.55304 to  $10.74480 $  537,413   0.00%       0.65 - 2.90%    5.56% to   7.45%

                            AST CLS Growth Asset Allocation Portfolio (available November 19, 2007)
                  -------------------------------------------------------------------------------------------
December 31, 2007     1,178   $11.49050 to  $11.51218 $   13,543   0.00%       1.25 - 2.75%   14.93% to  15.13%

                           AST CLS Moderate Asset Allocation Portfolio (available November 19, 2007)
                  -------------------------------------------------------------------------------------------
December 31, 2007       787   $10.02547 to  $10.04880 $    7,899   0.00%       0.90 - 2.75%    0.28% to   0.50%

                          AST Horizon Growth Asset Allocation Portfolio (available November 19, 2007)
                  -------------------------------------------------------------------------------------------
December 31, 2007       484   $10.17498 to  $10.20179 $    4,932   0.00%       0.65 - 2.75%    1.77% to   2.02%

                         AST Horizon Moderate Asset Allocation Portfolio (available November 19, 2007)
                  -------------------------------------------------------------------------------------------
December 31, 2007       278   $10.15504 to  $10.17230 $    2,828   0.00%       1.40 - 2.75%    1.57% to   1.73%

                      AST Niemann Capital Growth Asset Allocation Portfolio (available November 19, 2007)
                  -------------------------------------------------------------------------------------------
December 31, 2007       502   $ 9.98557 to  $10.00448 $    5,016   0.00%       1.25 - 2.75%   -0.12% to   0.06%

                           AST Western Asset Core Plus Bond Portfolio (available November 19, 2007)
                  -------------------------------------------------------------------------------------------
December 31, 2007     3,195   $ 9.96574 to  $ 9.98760 $   31,861   0.00%       1.00 - 2.75%   -0.32% to  -0.12%

                                      Columbia High Yield Fund VS (available May 1, 2006)
                  -------------------------------------------------------------------------------------------
December 31, 2007        38   $10.80761 to  $10.80761 $      412   4.92%       1.00 - 1.00%    0.82% to   0.82%
December 31, 2006        43   $10.71961 to  $10.71961 $      463   2.48%       1.00 - 1.00%    7.01% to   7.01%

                                              Columbia Asset Allocation Fund, VS
                  -------------------------------------------------------------------------------------------
December 31, 2007       719   $16.51140 to  $16.51140 $   11,876   2.80%      1.00 to 1.00%    8.08% to   8.08%
December 31, 2006       861   $15.27753 to  $15.27753 $   13,157   2.52%       1.00 - 1.00%   10.67% to  10.67%
December 31, 2005     1,095   $13.80419 to  $13.80419 $   15,112   2.77%       1.00 - 1.00%    5.47% to   5.47%
December 31, 2004     1,615   $13.08886 to  $13.08886 $   21,141   2.52%       1.00 - 1.00%    8.83% to   8.83%
December 31, 2003     2,207   $12.02655 to  $12.02655 $   26,543   0.00%       1.00 - 1.00%   15.10% to  15.10%

                                             Columbia Federal Securities Fund, VS
                  -------------------------------------------------------------------------------------------
December 31, 2007       178   $11.41611 to  $11.41611 $    2,037   6.47%      1.00 to 1.00%    5.12% to   5.12%
December 31, 2006       195   $10.86011 to  $10.86011 $    2,116   5.66%       1.00 - 1.00%    2.68% to   2.68%
December 31, 2005       325   $10.57645 to  $10.57645 $    3,436   6.05%       1.00 - 1.00%    1.56% to   1.56%
December 31, 2004       472   $10.41437 to  $10.41437 $    4,911   5.52%       1.00 - 1.00%    2.86% to   2.86%
December 31, 2003       781   $10.12509 to  $10.12509 $    7,913   0.00%       1.00 - 1.00%    0.93% to   0.93%

        --------
        * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

        ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The

                                      A79
           ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account, the total return is calculated for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 or from the effective date of the subaccount through the end of the reporting period. Product designs within a subaccount with an effective date during a period were excluded from the range of total return for that period.

Note 7: Contract Charges/Features

        Each Annuity funded through the Separate Account is subject to specific fees and charges, some of which are deducted as an asset-based charge by the Separate Account, while others are deducted either annually or at the time that certain transactions are made.

        Insurance Charge--The Insurance Charge is the combination of the mortality and expense risk charge and the administrative charge deducted by the Separate Account. The Insurance Charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the assets of the Separate Account.

        The following Insurance Charge levels apply to each Annuity product, as listed.

Insurance Charge Annuity Product Name
---------------- --------------------
     0.65%       Choice, Choice 2000, ASAP III, XTra Credit SIX, Stagecoach ASAP III, Stagecoach Xtra Credit
                 SIX, Optimum, Optimum Plus
     1.00%       AS Impact, Defined Investments Annuity, Galaxy III
     1.25%       ASAIA, ASVIA
     1.40%       PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach
                 Apex, ASL, Stagecoach Flex, ASL Premier, XTra Credit Stagecoach Extra Credit, Harvester
                 XTra Credit, XTra Credit Premier
                 XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector, Stagecoach Variable Annuity,
                 Stagecoach VA+
     1.65%       Apex II, ASL II, ASL II Premier, Stagecoach APEX II, Optimum Four
     2.25%       ASAIA w/ Guarantee

        Distribution Charge--The Distribution Charge is deducted by the Separate Account on four Prudential Annuities annuity contracts. The Distribution Charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the assets of the Separate Account. The charge is deducted for the number of years indicated below and then no longer applies.

Distribution Charge Annuity Product Name                    Period Deducted
------------------- --------------------                    ---------------
       0.60%....... ASAP III, Stagecoach ASAP III, Optimum  Annuity Years 1-8 only
       1.00%....... XTra Credit SIX, Stagecoach XTra Credit Annuity Years 1-10 only
                    SIX, Optimum Plus

        Annual Maintenance Fee--An Annual Maintenance Fee of up to $35 is deducted at the end of each Annuity Year and upon surrender of the Annuity. The Annual Maintenance Fee on certain contracts may be less than $35, may be zero or, under certain circumstances, may be waived based on the Account Value of the Annuity on the anniversary date when the charge is deducted.

                                      A80

        Transfer Fees--Transfer Fees are charged at a rate of $10 for each transfer after the 20th in each Annuity Year, as set forth in the respective prospectuses.

        Contingent Deferred Sales Charges--Contingent Deferred Sales Charges may apply to certain withdrawals from the annuities and upon surrender of the annuity. When applicable, Contingent Deferred Sales Charges will apply for a maximum number of years depending on the type of contract. The maximum number of years may be based on the number of years since each Purchase Payment is applied or from the issue date of the Annuity. Certain annuities do not deduct a Contingent Deferred Sales Charge upon surrender or withdrawal. Please refer to the prospectus for your annuity contract for a complete description of the Contingent Deferred Sales Charge, as well as for any exceptions to the provision that may apply to certain withdrawals during each Annuity Year.

        Premium Taxes--Some states and municipalities impose premium taxes, which currently range up to 3.5% on Variable Immediate Annuity contracts.

        Optional Benefit Charges--Prior to November 18, 2002, Prudential Annuities offered certain optional benefits as riders to the various annuity contracts where the annual charge to purchase the rider was deducted from the annuity on an annual basis in arrears. Effective as of November 18, 2002, Prudential Annuities offers riders for optional benefits whose annual charge is deducted on a daily basis from the assets in the Separate Account. The daily charge for the optional benefits is deducted in the same manner as the Insurance Charge and the Distribution Charge (if applicable). Annuity Owners who elect to purchase an optional benefit purchase units of the Separate Account that reflect the Insurance Charge, Distribution Charge (if applicable) and the charge for any optional benefit(s). Annuity owners who elected an optional benefit whose charge is deducted on an annual basis in arrears will continue to have the applicable charge deducted in this manner.

        Currently, Prudential Annuities offers eight different optional benefits, as follows: Guaranteed Return Option PlusSM (GRO Plus), Guaranteed Minimum Withdrawal Benefit (GMWB), Guaranteed Minimum Income Benefit (GMIB), Lifetime Five Income Benefit (LT5), Highest Anniversary Value Death Benefit (HAV), Enhanced Beneficiary Protection Death Benefit (EBP), Highest Daily Value Death Benefit (HDV) and Combination 5% Roll-Up and HAV Death Benefit (Combo 5%). Currently, the charge for GRO Plus, HAV and EBP is 0.25% per year, respectively, the charge for GMWB is 0.35% per year, the charge for HDV and Combo 5% is 0.50% per year, respectively, the charge for LT5 is 0.60% per year and the charge for GMIB is 0.50% per year of the Protected Income Value. Certain Prudential Annuities annuity contracts may not be eligible to elect all or any optional benefits.

Note 8: Accumulation Unit Values

        Accumulation Unit Values (or "AUVs") are calculated for each Sub-account on each Valuation Day. Each Sub-account may have several different AUVs based on each combination of the Insurance Charge, Distribution Charge and each available optional benefit.

Asset-Based
Charge Level Description of When Applicable
------------ -------------------------------------------------------------------------------------------
       0.65% Choice, Choice 2000 -- No Optional Benefits.
               This asset-based charge level was formerly applicable to annuity contracts funded through
              Prudential Annuities Life Assurance Corporation Variable Account B (Class 2 Sub-accounts).
       0.90% Choice, Choice 2000 -- One 0.25% Optional Benefit.

                                      A81

Asset-Based
Charge Level Description of When Applicable
------------ -----------------------------------------------------------------------------------------------
       1.00% AS Impact, Defined Investments Annuity, Galaxy III -- No Optional Benefits.
             Choice 2000 -- with GMWB.
              This asset-based charge level was formerly applicable to annuity contracts funded through
              Prudential Annuities Life Assurance Corporation Variable Account B (Class 3 Sub-accounts).
       1.15% Choice -- Two 0.25% Optional Benefits.
             Choice 2000 -- One 0.50% Optional Benefit; or Two 0.25% Optional Benefits.
       1.25% ASAP III, Stagecoach ASAP III, Optimum -- No Optional Benefits.
             AS Impact, Defined Investments Annuity, Galaxy III -- One 0.25% Optional Benefit.
             Choice 2000 -- with LT5; or with GMWB and either HAV or EBP.
             ASAIA, ASVIA
              This asset-based charge level was formerly applicable to annuity contracts funded through
              Prudential Annuities Life Assurance Corporation Variable Account B (Class 7 Sub-accounts).
       1.40% PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
              ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester XTra
              Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector,
              Stagecoach Variable Annuity, Stagecoach VA+ -- No Optional Benefits.
             Choice -- Three 0.25% Optional Benefits.
             Choice 2000 -- with Combo 5% and GRO Plus; or with Three 0.25% Optional Benefits.
              This asset-based charge level was formerly applicable to annuity contracts funded through
              Prudential Annuities Life Assurance Corporation Variable Account B (Class 1 Sub-accounts).
       1.50% ASAP III, Stagecoach ASAP III, Optimum -- One 0.25% Optional Benefit.
             AS Impact, Defined Investments Annuity -- Two 0.25% Optional Benefits.
             Choice 2000 -- with GMWB, HAV, and EBP; or with GMWB and either Combo 5% or HDV; or with
              LT5 and either HAV or EBP.
       1.60% ASAP III, Stagecoach ASAP III, Optimum -- with GMWB.
       1.65% Apex II, ASL II, ASL II Premier, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach
              XTra Credit SIX, Optimum Plus -- No Optional Benefits.
             ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex, ASL,
              Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester XTra Credit,
              XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector, Stagecoach
              Variable Annuity, Stagecoach VA+ -- One 0.25% Optional Benefit.
              This asset-based charge level was formerly applicable to annuity contracts funded through
              Prudential Annuities Life Assurance Corporation Variable Account B (Class 9 Sub-accounts).
       1.75% ASAP III, Stagecoach ASAP III, Optimum -- One 0.50% Optional Benefit; or Two 0.25% Optional
              Benefits.
             Defined Investments Annuity -- Three 0.25% Optional Benefits.
             Choice 2000 -- with LT5, HAV and EBP; or with GMWB, HDV and EBP; or with LT5 and either
              Combo 5% or HDV.
       1.85% ASAP III, Stagecoach ASAP III, Optimum -- with LT5; or with GMWB and either HAV or EBP.
       1.90% ASL II, ASL II Premier, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach
              XTra Credit SIX, Optimum Plus -- One 0.25% Optional Benefit.
             ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit,
              XTra Credit FOUR, Stagecoach VA+, Stagecoach Variable Annuity -- Two 0.25% Optional
              Benefits.
       2.00% ASAP III, Stagecoach ASAP III, Optimum -- with Combo 5% and GRO Plus; or with Three 0.25%
              Optional Benefits.
             ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus -- with GMWB.
             Choice 2000 -- with LT5, HDV and EBP.
       2.10% ASAP III, Stagecoach ASAP III, Optimum -- with GMWB, HAV and EBP; or with GMWB and either
              Combo 5% or HDV; or with LT5 and either HAV or EBP.
       2.15% ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus -- One 0.50% Optional Benefit; or Two 0.25% Optional Benefits.
             ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit,
              XTra Credit FOUR, Stagecoach VA+, Stagecoach Variable Annuity -- Three 0.25% Optional
              Benefits.

                                      A82

Asset-Based
Charge Level Description of When Applicable
------------ ------------------------------------------------------------------------------------------------
       2.25% ASAP II -- with HAV, EBP and GMWB.
             ASL II, ASL II Premier, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach
              XTra Credit SIX, Optimum Plus -- with LT5; or with GMWB and either HAV or EBP. ASAIA w/
              Guarantee*
              *This asset-based charge level was formerly applicable to annuity contracts funded through
              Prudential Annuities Life Assurance Corporation Variable Account B (Class 8 Sub-accounts).
       2.35% ASAP III, Stagecoach ASAP III, Optimum -- with GMWB, HDV and EBP; or with LT5, HAV and
              EBP; or with LT5 and either Combo 5% or HDV.
       2.40% ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus -- with Combo 5% and GRO Plus; or with Three 0.25% Optional Benefits.
       2.50% ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus -- with GMWB, HAV and EBP; or with GMWB and either Combo 5% or HDV; or
              with LT5 and either HAV or EBP.
       2.60% ASAP III, Stagecoach ASAP III, Optimum -- with LT5, HDV and EBP.
       2.65% AS Apex II, Advanced Series LifeVest II, Stagecoach APEX II, Stagecoach Xtra Credit Six, AS Xtra
              Credit Six.
       2.75% ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus -- with GMWB, HDV and EBP; or with LT5, HAV and EBP; or with LT5 and either
              Combo 5% or HDV.
       3.00% ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus -- with LT5, HDV and EBP.


                                      A83

            Report of Independent Registered Public Accounting Firm

To the Contract Owners of
Prudential Annuities Life Assurance Corporation Variable Account B and the Board of Directors of Prudential Annuities Life Assurance Corporation

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the Prudential Annuities Life Assurance Corporation Variable Account B, formerly known as American Skandia Life Assurance Corporation Variable Account B, at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of the Prudential Annuities Life Assurance Corporation. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares at December 31, 2007 with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 7, 2008

                                      A84

                                    PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(b) EXHIBITS

(10)  Consent of PricewaterhouseCoopers LLP       FILED HEREWITH

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that is meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Registration Statement to be signed on its behalf, on this 27th day of June, 2008.

      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                  Registrant

              By: Prudential Annuities Life Assurance Corporation

/s/ C. Christopher Sprague
--------------------------
C. Christopher Sprague,
Vice President, Corporate
Counsel

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                                   Depositor

/s/ C. Christopher Sprague
--------------------------
C. Christopher Sprague,
Vice President, Corporate
Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                               Title                           Date
---------          -----------------------------------------------  --------------
                            (Principal Executive Officer)

David R. Odenath*       Chief Executive Officer and President       June 27, 2008
------------------
David R. Odenath
                          (Principal Financial Officer and
                            Principal Accounting Officer)

Kenneth Y. Tanji*   Executive Vice President and Chief Financial
------------------                     Officer
Kenneth Y. Tanji

                                (Board of Directors)

James Avery*
------------------
James Avery

David R. Odenath*
------------------
David R. Odenath

Kenneth Y. Tanji*
------------------
Kenneth Y. Tanji

Helen Galt*
------------------
Helen Galt

Bernard J. Jacob*
------------------
Bernard J. Jacob

By:  /s/ C. Christopher Sprague
     --------------------------
     C. Christopher Sprague

* Executed by C. Christopher Sprague on behalf of those indicated pursuant to Power of Attorney

                                   EXHIBITS

(10)Consent of PricewaterhouseCoopers LLP